UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Cornerstone Advisors Core Plus Bond Fund

Semi-Annual Report	April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017
(unaudited)

TABLE OF CONTENTS
Schedules of Investments	1

Financial Highlights	100
Notes to Financial Statements	101
Disclosure of Fund Expenses	113
Board Considerations in Approving the Advisory Agreement and Sub-Advisory Agreements	114

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%
	Shares	Value

ARGENTINA — 0.1%
Adecoagro *	16,952	$187,998
Grupo Financiero Galicia ADR	3,452	134,869
Pampa Energia ADR *	2,785	151,894
Ternium ADR	13,966	353,619
YPF ADR	13,790	356,196

		1,184,576

AUSTRALIA — 1.8%
Adelaide Brighton	18,475	81,898
AGL Energy	37,851	758,454
Altium	9,693	59,516
Amaysim Australia	149,909	199,808
Amcor	35,511	417,739
AMP	14,455	58,016
Ansell	2,778	49,508
Aristocrat Leisure	19,431	285,761
ASX	1,069	40,600
Aurizon Holdings	13,301	51,293
AusNet Services	69,570	91,164
Beach Energy	208,561	114,785
Bendigo & Adelaide Bank	5,407	49,881
Blackmores	1,161	92,682
Brambles	35,218	272,679
Caltex Australia	9,340	208,905
carsales.com	12,896	113,368
Cleanaway Waste Management	105,495	100,323
Coca-Cola Amatil	18,534	130,039
Cochlear	895	93,744
Commonwealth Bank of Australia	4,947	323,757
Computershare	23,896	263,748

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
CSL	10,349	$1,027,174
CYBG *	18,923	68,580
Dexus Property Group ‡	17,287	132,034
Domino’s Pizza Enterprises	44,960	2,057,669
DUET Group	91,865	207,741
DuluxGroup	22,574	114,436
Event Hospitality and Entertainment	5,176	50,385
GPT Group ‡	32,364	127,229
GrainCorp, Cl A	14,270	95,314
GUD Holdings	7,871	73,319
GWA Group	23,763	55,516
Hansen Technologies	24,702	66,589
Insurance Australia Group	14,182	65,947
Investa Office Fund ‡ *	21,557	76,674
JB Hi-Fi	4,199	77,631
LendLease Group	66,400	797,017
Macquarie Atlas Roads Group	18,280	73,095
Medibank Pvt	24,193	52,717
Metcash	63,247	101,823
Mineral Resources	117,591	941,277
Mirvac Group ‡	70,791	120,329
National Australia Bank	8,136	207,136
Navitas	18,894	64,939
Newcrest Mining	18,714	296,516
NEXTDC *	155,278	483,692
Oil Search	35,087	189,692
Orora	59,340	133,746
Qantas Airways	26,984	85,672
Retail Food Group	133,800	547,034
Rio Tinto	2,512	113,687
Scentre Group ‡	86,227	278,283
Shopping Centres Australasia Property Group ‡	39,152	67,722
Sonic Healthcare	6,404	105,929
South32	56,545	117,708
Southern Cross Media Group	57,479	55,522
Spark Infrastructure Group	65,962	122,987
St. Barbara *	50,466	102,030
Star Entertainment Grp	29,336	122,355
Stockland ‡	40,111	145,670
Suncorp Group	6,044	62,455
Super Retail Group	9,154	64,775
Sydney Airport	27,357	141,141
Tabcorp Holdings	24,107	85,744

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Tatts Group	40,099	$129,112
Teekay LNG Partners LP	139,199	2,324,623
Telstra	153,670	485,587
Transurban Group	36,733	335,569
Vicinity Centres ‡	75,569	162,968
Village Roadshow	13,762	37,407
Washington H Soul Pattinson	7,947	112,111
Wesfarmers	18,007	579,797
Westpac Banking	9,821	257,830
Woodside Petroleum	18,175	437,952

		18,697,555

AUSTRIA — 0.4%
ams	12,767	821,194
BUWOG	16,805	453,798
Erste Group Bank	4,894	174,965
Immobilien Anlagen	4,780	104,736
Lenzing	1,954	364,398
Oesterreichische Post	4,381	185,998
OMV	22,524	1,037,235
S IMMO	4,053	52,979
Schoeller-Bleckmann Oilfield Equipment	1,010	70,566
Telekom Austria, Cl A	8,670	60,887
Verbund	11,909	197,830
Wienerberger	5,642	132,136

		3,656,722

BELGIUM — 0.5%
Aedifica ‡	1,601	125,845
Anheuser-Busch InBev	18,363	2,068,293
Barco	1,594	156,983
Bekaert	8,487	427,345
bpost	6,682	160,131
Cofinimmo ‡	1,499	181,411
Colruyt	338	17,358
Econocom Group	4,595	73,904
Elia System Operator	1,619	85,886
Euronav	6,701	53,154
Groupe Bruxelles Lambert	4,211	403,706
Kinepolis Group	1,229	70,940
Proximus SADP	8,421	257,624
Telenet Group Holding *	3,256	197,768
Tessenderlo Chemie	1,710	70,150
UCB	5,162	402,380

COMMON STOCK — continued
	Shares	Value

BELGIUM (continued)
Umicore	3,188	$186,657

		4,939,535

BERMUDA — 0.0%
Maiden Holdings	18,000	222,300
Teekay	5,400	46,872

		269,172

BRAZIL — 1.1%
Aliansce Shopping Centers	6,000	28,317
Ambev ADR	55,549	318,296
Arezzo Industria e Comercio	5,300	56,055
Banco do Brasil	32,800	338,742
Banco Santander Brasil ADR	40,256	344,994
BB Seguridade Participacoes	45,992	431,802
BM&FBovespa — Bolsa de Valores Mercadorias e Futuros	20,534	122,464
BR Properties *	23,000	68,695
BRF	65,409	816,466
CCR	58,896	327,319
Cia de Locacao das Americas	3,900	11,058
Cia de Saneamento Basico do Estado de Sao Paulo	20,200	185,323
Cia de Transmissao de Energia Eletrica Paulista	2,800	54,658
Cia Energetica de Minas Gerais ADR	12,405	33,866
Cia Hering	5,600	38,956
Cielo	66,421	504,324
Cosan Industria e Comercio	17,722	205,860
CPFL Energia	14,431	117,847
CSU Cardsystem	41,200	123,962
Cyrela Brazil Realty Empreendimentos e Participacoes	10,000	41,461
Duratex	56,200	158,115
EDP — Energias do Brasil	11,900	50,576
Embraer	20,900	100,679
Engie Brasil Energia	6,700	72,572
Equatorial Energia	14,938	270,612
Estacio Participacoes	6,400	35,689
Fibria Celulose *	3,237	29,779
Fleury	3,500	58,597
Gerdau ADR	130,000	396,500
Grendene	11,300	86,760
Hypermarcas	26,907	254,400
Iguatemi Empresa de Shopping Centers	10,300	107,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)

Industrias Romi *	43,400	$47,447
Itau Unibanco Holding ADR	49,365	607,190
JBS	19,700	63,618
Klabin	12,500	62,105
Kroton Educacional	89,028	421,292
Light *	7,900	54,756
Linx	4,800	26,949
Lojas Renner	44,918	417,473
Magazine Luiza	4,600	320,618
Multiplan Empreendimentos Imobiliarios	13,728	293,802
Multiplus	4,000	49,212
Natura Cosmeticos	7,000	67,264
Odontoprev	94,500	339,706
QGEP Participacoes	23,800	47,689
Raia Drogasil	7,057	149,431
Sao Martinho	9,600	53,201
Schulz	1,200	2,586
Telefonica Brasil ADR	36,445	539,022
TIM Participacoes ADR	28,754	463,227
Transmissora Alianca de Energia Eletrica	9,100	67,260
Tupy	5,900	28,589
Ultrapar Participacoes	12,700	283,685
Vale ADR, Cl B	41,541	356,422
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	17,447	124,831
WEG	31,300	174,346

		10,853,909

CANADA — 2.3%
Advantage Oil & Gas *	27,691	174,254
Agnico Eagle Mines	1,814	86,710
Aimia	5,900	39,505
Air Canada, Cl B *	35,600	338,774
Allied Properties ‡	3,039	81,549
Bank of Montreal	9,100	644,376
Bank of Nova Scotia	12,000	667,052
Barrick Gold	14,335	239,643
BCE	19,953	908,449
CAE	30,675	468,535
Canadian Apartment Properties ‡	4,600	114,137
Canadian Imperial Bank of Commerce	3,500	282,682

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Canadian National Railway	7,487	$541,183
Canadian Tire, Cl A	800	97,638
CCL Industries, Cl B	3,621	838,237
Celestica *	59,400	846,365
Chartwell Retirement Residences ‡	9,400	107,011
China Gold International Resources *	9,434	14,030
Cineplex	1,300	51,169
Cogeco Communications	1,155	66,091
Constellation Software	693	316,956
Descartes Systems Group *	8,100	186,916
Dollarama	27,515	2,408,734
Domtar	21,100	836,615
Emera	9,800	339,218
Empire	3,500	53,921
Enbridge	26,658	1,104,971
Enerflex	11,202	157,889
Extendicare	7,542	55,196
Fairfax Financial Holdings	200	91,425
First Capital Realty	7,900	114,821
Fortis	15,500	504,385
Franco-Nevada	1,900	129,223
George Weston	1,481	133,003
Gildan Activewear	4,089	114,638
Goldcorp	4,100	57,128
H&R ‡	7,500	127,248
Hudbay Minerals	29,788	177,849
Hydro One (A)	5,700	100,383
Imperial Oil	8,879	258,295
Innergex Renewable Energy	7,000	71,485
Jean Coutu Group PJC, Cl A	4,100	67,100
Kinaxis *	7,715	462,600
Kinross Gold *	26,437	91,993
Laurentian Bank of Canada	2,226	91,059
Loblaw	4,649	260,914
Lululemon Athletica *	48,270	2,510,040
MacDonald Dettwiler & Associates	1,486	73,372
Maple Leaf Foods	2,200	55,070
Metro, Cl A	6,976	239,066
New Flyer Industries	9,733	362,568
North West	2,800	66,049
Open Text	10,042	348,184
Parex Resources *	22,681	281,633
Parkland Fuel	13,115	285,349
Pason Systems	7,833	116,314

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Pembina Pipeline	10,200	$325,043
Quebecor, Cl B	5,400	164,842
Restaurant Brands International	3,700	207,680
RioCan ‡	7,500	142,467
Ritchie Bros Auctioneers	1,600	52,464
Royal Bank of Canada	4,800	328,674
Saputo	6,300	207,131
Seven Generations Energy *	29,500	522,336
Shaw Communications, Cl B	8,255	175,012
Sienna Senior Living	3,959	49,826
Silver Wheaton	6,569	131,086
Smart ‡	4,200	99,566
SNC-Lavalin Group	1,912	76,897
Stantec	2,200	56,457
Suncor Energy	2,743	85,964
Tahoe Resources	8,600	69,679
Thomson Reuters	4,800	218,119
TMX Group	5,600	316,378
Toromont Industries	2,200	78,262
TransCanada	5,172	240,139
Valeant Pharmaceuticals International *	7,245	67,140
Waste Connections	1,540	141,675
Yamana Gold	22,435	60,318

		23,076,155

CHILE — 0.2%
AES Gener	93,847	35,652
Aguas Andinas, Cl A	68,999	39,011
AntarChile	8,852	108,759
Antofagasta	18,448	200,231
Banco de Chile	485,017	58,501
Banco de Credito e Inversiones	1,190	66,041
Banmedica	29,646	66,630
Colbun	192,984	42,705
Empresa Nacional de Telecomunicaciones *	10,270	123,267
Empresas CMPC	52,670	122,882
Empresas COPEC	19,102	213,661
Parque Arauco	28,360	74,231
Quinenco	20,604	55,924
SACI Falabella	23,153	185,136
SONDA	49,466	84,338
Vina Concha y Toro	57,788	93,435

		1,570,404

COMMON STOCK — continued
	Shares	Value

CHINA — 3.9%
Agile Group Holdings	92,000	$82,321
Agricultural Bank of China, Cl H	564,000	260,307
Alibaba Group Holding ADR *	58,620	6,770,610
Aluminum Corp of China, Cl H *	214,000	105,372
Anhui Conch Cement, Cl H	83,883	293,869
Baidu ADR *	15,036	2,709,938
Bank of China, Cl H	2,182,000	1,057,569
Bank of Communications, Cl H	355,000	273,381
Baoye Group, Cl H	58,000	42,801
BeiGene ADR *	1,600	65,408
BYD, Cl H	147,114	867,173
Cangzhou Mingzhu Plastic, Cl A *	65,700	237,181
Central China Real Estate	144,000	35,174
China Coal Energy, Cl H	152,000	73,867
China Communications Services, Cl H	1,186,000	675,462
China Construction Bank, Cl H	2,676,866	2,174,985
China Datang Renewable Power, Cl H	136,000	13,813
China Finance Online ADR *	18,000	46,620
China Medical System Holdings	277,238	479,032
China Merchants Port Holdings	26,000	74,373
China Mobile	150,000	1,599,632
China Petroleum & Chemical, Cl H	538,000	435,748
China Petroleum & Chemical ADR	10,200	829,974
China Railway Group, Cl H	5,000	4,242
China Resources Beer Holdings	38,000	91,454
China Shenhua Energy, Cl H	36,500	85,122
China Telecom, Cl H	668,000	326,342
Chongqing Rural Commercial Bank, Cl H	962,000	661,670
COSCO SHIPPING Development, Cl H *	42,000	9,125
Country Garden Holdings	125,000	118,920
CRRC	34,000	33,177
Ctrip.com International ADR *	11,588	585,310
Datang International Power Generation, Cl H	214,000	63,828
Dongfeng Motor Group, Cl H	70,000	73,615
Golden Eagle Retail Group	49,000	74,587
Gridsum Holding ADR *	15,534	190,602
Guangdong Electric Power Development, Cl B	96,271	42,576
Hengan International Group	20,000	149,646

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Hisense Kelon Electrical Holdings, Cl A	74,000	$103,508
Hopefluent Group Holdings	212,000	64,050
Huadian Power International, Cl H	60,000	25,301
Huaneng Power International, Cl H	100,000	69,038
Industrial & Commercial Bank of China, Cl H	1,830,000	1,195,163
Inner Mongolia Yitai Coal, Cl B	75,600	81,346
Intime Retail Group	58,000	73,447
Jiangxi Copper, Cl H	65,000	101,448
Kweichow Moutai, Cl A	11,127	667,033
KWG Property Holding	223,500	168,953
Momo ADR *	6,174	234,488
NetEase ADR	6,770	1,796,690
New Oriental Education & Technology Group ADR *	3,379	218,081
PetroChina, Cl H	1,952,000	1,375,222
Ping An Insurance Group of China, Cl H	136,929	771,049
Shanghai International Airport, Cl A	102,902	510,974
Shenzhou International Group Holdings	26,236	172,695
Sihuan Pharmaceutical Holdings Group	250,000	111,206
Silergy	9,448	170,979
SINA *	4,849	372,452
Sinopec Shanghai Petrochemical, Cl H	222,000	124,152
Sinopharm Group, Cl H	206,930	928,456
Sinotruk Hong Kong	74,500	51,816
SOHO China	98,000	53,420
Sun Art Retail Group	85,000	87,641
TAL Education Group ADR *	3,267	389,132
Tencent Holdings	240,098	7,513,143
Uni-President China Holdings	78,000	54,752
Vipshop Holdings ADR *	3,160	43,829
Want Want China Holdings	139,000	100,073
Weibo ADR *	3,166	176,853
Yangzijiang Shipbuilding Holdings	98,800	81,323
Yanzhou Coal Mining, Cl H	64,000	55,374
Zhaojin Mining Industry	109,500	95,164
Zhejiang Expressway, Cl H	54,000	67,202
Zhuzhou CRRC Times Electric, Cl H	15,500	79,808
Zijin Mining Group, Cl H	354,000	125,155

		40,025,242

COMMON STOCK — continued
	Shares	Value

COLOMBIA — 0.0%
Avianca Holdings ADR	13,703	$99,758
Bancolombia ADR	4,610	182,049

		281,807

CZECH REPUBLIC — 0.0%
Moneta Money Bank (A)	39,672	128,117
UNIPETROL as	6,190	70,066

		198,183

DENMARK — 0.7%
Carlsberg, Cl B	3,184	317,782
Chr Hansen Holding	6,002	404,514
Coloplast, Cl B	877	75,071
Danske Bank	29,319	1,064,857
DONG Energy (A)	17,252	679,645
DSV	1,462	81,448
FLSmidth	10,644	640,207
Genmab *	6,010	1,195,267
GN Store Nord	3,019	78,523
ISS	2,435	100,991
Novo Nordisk, Cl B	7,100	276,274
Novo Nordisk ADR	16,703	646,072
Novozymes, Cl B	6,359	274,727
Pandora	2,967	320,675
Royal Unibrew	1,611	70,048
SimCorp	1,274	79,874
TDC	37,213	199,737
Vestas Wind Systems	2,119	182,473

		6,688,185

EGYPT — 0.0%
Commercial International Bank Egypt SAE	22,491	92,083
Egypt Aluminium	11,925	21,630
Faisal Islamic Bank of Egypt	27,863	27,307

		141,020

FINLAND — 0.5%
Amer Sports	4,390	97,314
Citycon	45,616	112,199
Elisa	4,423	150,658
Fortum	15,044	218,936
Huhtamaki	1,763	68,329
Kesko, Cl B	5,084	238,245
Kone, Cl B	11,268	516,254
Neste	6,234	254,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

FINLAND (continued)
Nokia	27,795	$158,955
Nokian Renkaat	9,031	388,580
Orion, Cl B	11,460	657,251
Outokumpu	58,202	558,867
Sampo, Cl A	11,130	533,331
Sanoma	9,867	87,060
UPM-Kymmene	5,003	132,048
Valmet	27,016	492,340

		4,664,951

FRANCE — 2.7%
Air France-KLM *	40,629	341,444
Air Liquide	8,976	1,081,399
Airbus Group	6,293	508,845
Alten	5,055	428,399
Altran Technologies	3,831	64,308
Atos	9,689	1,269,675
AXA	39,540	1,055,669
BNP Paribas	7,269	512,936
Christian Dior	923	253,317
Cie Generale des Etablissements Michelin	1,028	134,320
CNP Assurances	3,431	71,646
Danone	45,877	3,207,322
Dassault Systemes	12,621	1,126,379
Engie	30,226	426,381
Eurazeo	765	51,866
Fonciere Des Regions ‡	1,770	157,986
Gecina ‡	1,587	225,771
Hermes International	4,995	2,389,713
ICADE ‡	1,696	125,941
Iliad	2,682	651,203
Ingenico Group	1,419	128,573
Ipsen	923	107,429
Kering	3,840	1,190,248
Klepierre ‡	5,974	234,530
Korian	2,735	88,111
L’Oreal	2,404	478,826
LVMH Moet Hennessy Louis Vuitton	3,172	782,617
Maisons du Monde * (A)	11,642	404,037
Mercialys ‡	3,927	76,506
Nexity	2,412	131,146
Orange	75,227	1,163,617
Orpea	1,280	130,730

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Renault	1,650	$153,871
Rubis	1,676	170,298
Safran	9,338	773,267
Sanofi	13,552	1,278,555
SCOR	1,455	57,565
SFR Group *	52,516	1,719,604
Sodexo	3,479	442,255
Suez	7,591	124,736
Teleperformance	4,175	524,592
TOTAL	18,312	940,913
Ubisoft Entertainment *	24,507	1,161,254
Veolia Environnement	13,239	251,507
Vinci	3,438	292,486
Vivendi *	9,803	194,507
Wendel	411	57,597

		27,143,897

GERMANY — 3.1%
adidas	15,120	3,028,875
ADO Properties (A)	2,415	88,390
ADVA Optical Networking *	56,000	615,499
AIXTRON *	35,253	193,311
Allianz	6,492	1,236,140
alstria office ‡	7,155	94,619
BASF	9,917	966,400
Bayer	5,200	643,472
Bechtle	682	78,265
Brenntag	1,164	69,027
Carl Zeiss Meditec AG	10,114	459,637
CTS Eventim & KGaA	11,541	444,595
Daimler	62,167	4,631,950
Deutsche Boerse	1,252	122,538
Deutsche EuroShop	2,555	103,715
Deutsche Lufthansa	27,954	482,333
Deutsche Telekom	55,541	974,064
Deutsche Wohnen	2,983	101,998
E.ON	53,228	414,972
Elmos Semiconductor	7,044	187,184
Evonik Industries	1,927	64,348
Fraport Frankfurt Airport Services Worldwide	768	60,401
Freenet	3,906	122,581
Fresenius & KGaA	15,168	1,229,441
Fresenius Medical Care & KGaA	1,085	96,265

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
GEA Group	1,760	$74,846
Grand City Properties	5,924	112,508
GRENKE	202	40,245
Hamborner ‡	7,958	83,531
Hannover Rueck	506	60,685
HeidelbergCement	3,309	306,382
Henkel & KGaA	3,765	439,446
Infineon Technologies	111,274	2,303,006
Innogy (A)	4,942	181,687
KION Group	6,339	429,427
Krones	462	54,855
KWS Saat	302	107,408
LEG Immobilien	2,322	199,465
Linde	1,588	285,332
MAN	704	73,957
Merk	794	93,237
MTU Aero Engines	3,184	456,606
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	222,137
ProSiebenSat.1 Media	1,152	48,928
Puma	1,826	712,980
QIAGEN	4,935	147,563
Rheinmetall	8,700	798,431
S&T *	13,339	188,674
SAP	27,921	2,800,251
Siemens	5,211	747,007
Siltronic *	4,272	307,131
Software	2,194	96,553
Symrise	1,082	75,750
TAG Immobilien	3,903	55,568
Telefonica Deutschland Holding	8,989	43,573
TLG Immobilien	4,628	93,642
TUI	2,748	39,970
Uniper	22,779	373,935
Volkswagen	594	95,730
Wirecard	53,370	3,151,552
zooplus *	1,021	190,905

		32,002,923

GREECE — 0.1%
Aegean Marine Petroleum Network	23,449	261,457
Hellenic Telecommunications Organization	26,462	257,408
Hellenic Telecommunications Organization ADR	1,699	8,087

COMMON STOCK — continued
	Shares	Value

GREECE (continued)
Navios Maritime Acquisition	22,000	$37,180
Tsakos Energy Navigation	30,700	140,913

		705,045

HONG KONG — 1.7%
3SBio * (A)	43,500	58,050
AIA Group	294,904	2,041,639
Alibaba Pictures Group *	100,000	16,199
ANTA Sports Products	25,000	70,227
ASM Pacific Technology	11,900	177,161
Beijing Enterprises Water Group	160,000	122,596
Brightoil Petroleum Holdings *	139,000	37,706
Cafe de Coral Holdings	16,000	52,042
Changan Minsheng APLL Logistics, Cl H	9,000	6,861
Cheung Kong Infrastructure Holdings	15,000	131,423
China Conch Venture Holdings	172,500	343,743
China Everbright International	40,000	54,099
China Evergrande Group	177,000	189,098
China Gas Holdings	82,000	128,613
China Goldjoy Group	504,000	39,525
China Hongqiao Group (B)	74,000	53,657
China Huishan Dairy Holdings	166,000	7,171
China Innovationpay Group *	304,000	19,346
China Mengniu Dairy	118,000	228,465
China Minsheng Banking, Cl H	11,400	11,226
China Overseas Land & Investment	62,000	180,141
China Properties Group *	64,000	14,234
China Railway Signal & Communication, Cl H (A)	341,664	267,064
China Resources Gas Group	30,000	101,243
China Resources Phoenix Healthcare Holdings	53,500	68,712
China Resources Power Holdings	70,000	126,171
China Sanjiang Fine Chemicals	64,000	20,817
China State Construction International Holdings	38,000	68,981
China Sunshine Paper Holdings	100,500	19,381
China Traditional Chinese Medicine Holdings	178,000	104,351
China Vanke, Cl H	20,600	52,279
China Zhongwang Holdings	169,600	76,968
CIFI Holdings Group	738,000	266,609
CITIC	90,000	130,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
CK Hutchison Holdings	26,100	$325,984
CLP Holdings	35,500	374,472
COSCO SHIPPING Ports	56,000	61,340
CSPC Pharmaceutical Group	122,000	169,393
CT Environmental Group	250,000	46,604
Esprit Holdings	75,800	58,860
First Pacific	102,000	78,549
Fullshare Holdings	117,500	30,454
Future World Financial Holdings *	720,000	31,935
Galaxy Entertainment Group	393,945	2,192,987
Geely Automobile Holdings	280,000	377,972
Global Brands Group Holding *	544,000	64,343
GOME Electrical Appliances Holding	371,000	50,558
G-Resources Group	1,956,000	34,451
Guangdong Investment	72,000	111,448
Guangnan Holdings	268,000	39,278
Guangzhou Automobile Group, Cl H	72,000	112,003
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	62,931
Guangzhou R&F Properties	40,000	67,367
Haier Electronics Group	155,393	360,796
Hang Lung Group	13,000	54,234
Hang Seng Bank	21,700	439,951
Henderson Land Development	7,700	48,804
HK Electric Investments & HK Electric Investments (A)	58,000	51,301
HKT Trust & HKT	188,000	240,488
Hong Kong & China Gas	129,000	257,723
Hong Kong Exchanges & Clearing	10,500	258,641
Hongkong Land Holdings	8,000	61,680
Hopewell Holdings	60,000	229,098
Hua Han Health Industry Holdings * (B)	564,000	—
Hysan Development	19,000	89,646
Jardine Matheson Holdings	1,600	103,248
Jardine Strategic Holdings	500	21,135
Jiangsu Expressway, Cl H	44,000	64,939
Kerry Properties	18,500	69,211
Kingboard Chemical Holdings	133,000	479,619
KuangChi Science *	201,000	80,107
Kunlun Energy	126,000	113,878
Lee & Man Paper Manufacturing	165,000	129,397
Lenovo Group	8,000	5,122
Leoch International Technology	128,000	31,760

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Li & Fung	58,000	$24,308
Link ‡	20,000	143,861
Longfor Properties	39,500	68,454
Luye Pharma Group	40,000	24,170
Luzheng Futures, Cl H	43,000	9,343
Man Wah Holdings	333,987	276,950
MGM China Holdings	40,800	92,947
Minmetals Land	108,000	13,191
MTR	53,500	308,137
New World Development	40,000	49,831
Nexteer Automotive Group	173,680	270,623
Nine Dragons Paper Holdings	130,000	140,390
Orient Overseas International	1,500	8,003
PCCW	275,000	155,206
Red Star Macalline Group, Cl H (A)	52,000	55,621
Road King Infrastructure	20,000	29,672
Shanghai Industrial Holdings	23,000	72,740
Shangri-La Asia	58,000	83,066
Shenzhen International Holdings	40,780	68,470
Sino Biopharmaceutical	210,000	172,788
Sino Land	32,000	54,222
SJM Holdings	104,000	100,947
SSY Group	76,690	29,381
Superb Summit International Group * (B)	75,000	—
Swire Pacific, Cl A	4,000	38,517
Swire Properties	17,800	59,727
Techtronic Industries	40,500	173,906
Television Broadcasts	15,400	59,197
Tibet Water Resources	142,000	59,331
Tong Ren Tang Technologies, Cl H	38,000	63,998
Tonly Electronics Holdings *	800	511
Town Health International Medical Group	344,000	54,397
TPV Technology	298,000	81,220
Truly International Holdings	220,000	74,669
VTech Holdings	9,000	114,028
Welling Holding	122,000	27,448
West China Cement	406,000	61,070
WH Group (A)	768,500	686,659
Wharf Holdings	13,000	111,058
Wheelock	9,000	70,176
Yip’s Chemical Holdings	20,000	8,999
Yue Yuen Industrial Holdings	19,000	75,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Yuexiu Property	346,000	$58,717
Yuzhou Properties	418,000	190,773

		17,089,855

HUNGARY — 0.0%
OTP Bank	7,937	223,246

INDIA — 1.6%
ACC	3,383	85,538
Aditya Birla Nuvo	2,691	69,440
Amara Raja Batteries *	3,708	51,305
Ambuja Cements	16,467	62,945
Apar Industries *	2,803	34,768
Apollo Hospitals Enterprise *	5,521	105,841
Ashapura Minechem *	6,199	6,389
Ashok Leyland	38,492	51,099
Asian Paints	3,335	58,087
Axis Bank	12,909	102,270
Bajaj Auto	1,435	63,887
Bajaj Finserv *	1,143	81,299
Balrampur Chini Mills	27,914	70,403
Bharat Petroleum	13,201	147,595
Bharti Airtel	63,826	352,715
Bharti Infratel	20,247	111,637
Biocon *	8,685	149,007
Bosch	210	75,054
Cadila Healthcare	9,430	64,535
Castrol India	10,875	74,044
CESC	5,541	81,362
Cipla	7,606	65,910
Colgate-Palmolive India	4,423	71,213
Container of India	4,953	93,757
Cummins India	4,414	68,409
Dabur India	12,231	54,519
Edelweiss Financial Services	82,443	214,854
Eicher Motors *	215	87,123
Garware Wall Ropes	10,689	125,034
GlaxoSmithKline Consumer Healthcare	677	53,865
Glenmark Pharmaceuticals	5,335	74,220
Havells India	12,289	92,440
HCL Technologies	5,327	67,414
HDFC Bank ADR	28,875	2,298,739
Hero MotoCorp	1,088	56,127

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
Hindalco Industries	102,165	$316,596
Hindustan Petroleum	59,730	497,812
Hindustan Unilever	12,631	183,575
Honda SIEL Power Products	987	22,500
Housing Development & Infrastructure *	64,905	91,611
Housing Development Finance	7,735	184,826
ICICI Bank ADR	48,926	419,296
Indiabulls Real Estate *	58,555	136,398
Indian Oil	66,358	453,923
IndusInd Bank	3,140	70,529
Infinite Computer Solutions India *	1,428	5,011
Infosys ADR	19,231	280,003
InterGlobe Aviation (A)	3,998	68,727
ITC	56,226	242,979
Jindal Stainless Hisar *	29,521	62,915
JSW Steel	27,960	86,492
Kalpataru Power Transmission *	1,686	9,231
KAMA Holdings	209	10,301
Kirloskar Ferrous Industries *	24,083	36,482
Kotak Mahindra Bank	4,873	68,323
Larsen & Toubro	3,580	97,377
LIC Housing Finance	9,616	99,987
Lupin	2,367	49,244
Mahindra & Mahindra	4,827	100,213
Marico	15,908	77,945
Maruti Suzuki India	3,766	381,977
Motherson Sumi Systems *	49,571	309,193
Nestle India	523	54,453
NHPC	141,670	69,921
NMDC	26,177	51,882
NTPC	65,095	166,456
OCL India *	695	10,940
Oil & Natural Gas	82,056	237,953
Oracle Financial Services Software	1,104	61,054
Petronet LNG	9,781	64,429
Pidilite Industries *	5,818	65,099
Piramal Enterprises *	2,368	91,891
Polyplex	15,172	112,864
Power Grid Corp of India	201,671	652,068
Rain Industries	57,637	100,437
Rajesh Exports	8,965	85,734
Reliance Industries *	116,214	2,520,469

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
RSWM	4,596	$31,728
Sharda Motor Industries	1,073	31,919
Shree Cement	258	76,953
Shriram Transport Finance	3,776	60,966
Sun Pharmaceutical Industries	16,409	163,746
Surya Roshni	2,297	9,451
Tata Communications	7,659	85,847
Tata Consultancy Services	3,347	118,269
Tata Power	92,670	121,438
Tech Mahindra	8,817	57,147
Technocraft Industries India *	2,796	21,356
Titan *	13,465	98,429
TVS Srichakra *	1,356	84,966
UltraTech Cement	1,100	72,654
United Spirits *	1,504	43,859
UPL	23,185	290,542
Vardhman Textiles *	14,803	298,787
Vijaya Bank *	36,084	45,939
West Coast Paper Mills	36,923	114,391
Wipro	10,899	83,737
Zee Entertainment Enterprises	8,197	67,132

		16,011,216

INDONESIA — 0.5%
Adaro Energy	579,300	77,145
AKR Corporindo	102,100	51,896
Aneka Tambang Persero *	938,800	48,951
Astra International	981,517	659,058
Bank Central Asia	657,024	874,948
Bank Negara Indonesia Persero	318,600	152,380
Bumi Serpong Damai	1,857,027	249,387
Ciputra Development	962,800	92,459
Gajah Tunggal *	1,143,000	88,754
Garuda Indonesia Persero *	1,242,600	34,307
Gudang Garam	17,000	84,688
Hanjaya Mandala Sampoerna	169,000	48,434
Hanson International *	4,952,300	51,645
Indo Tambangraya Megah	165,200	237,036
Indofood Sukses Makmur	122,700	77,096
Indosat *	126,900	68,310
Japfa Comfeed Indonesia	1,750,500	192,399
Jasa Marga Persero	200,300	69,727
Kalbe Farma	1,772,000	210,715
Lippo Karawaci	779,700	46,212

COMMON STOCK — continued
	Shares	Value

INDONESIA (continued)
Mandala Multifinance	233,100	$19,237
Matahari Department Store	66,957	73,342
Mitra Keluarga Karyasehat	292,000	55,644
Mitra Pinasthika Mustika	171,500	11,580
Perusahaan Gas Negara Persero *	985,300	179,629
Petrosea *	162,400	17,179
PP Properti	1,920,000	38,028
Ramayana Lestari Sentosa	536,000	51,271
Samindo Resources TBK	854,800	54,511
Samudera Indonesia	15,400	7,135
Saratoga Investama Sedaya *	30,600	8,081
Semen Baturaja Persero TBK, Cl B *	229,300	60,727
Semen Indonesia Persero	184,800	122,354
Sitara Propertindo *	1,026,600	50,833
Sugih Energy * (B)	2,112,200	8,874
Summarecon Agung	555,300	56,659
Supreme Cable Manufacturing	11,800	9,517
Telekomunikasi Indonesia Persero	2,267,081	743,277
Tower Bersama Infrastructure	78,000	34,234
Unilever Indonesia	18,800	62,765
United Tractors	117,700	237,537
Waskita Beton Precast	1,577,700	59,775
Waskita Karya Persero	262,800	47,122
Wijaya Karya Persero	230,500	40,985

		5,465,843

IRELAND — 0.6%
Accenture PLC, Cl A	7,352	891,798
Bank of Ireland *	609,745	153,429
C&C Group PLC	940	3,878
CRH PLC	8,173	298,023
Dalata Hotel Group *	7,190	38,690
Experian	12,077	259,503
Hibernia ‡	41,039	56,997
Horizon Pharma *	2,900	44,602
Icon PLC *	2,894	244,514
Irish Continental Group	9,033	52,150
Irish Residential Properties ‡	44,767	63,882
Kerry Group, Cl A	2,546	208,058
Paddy Power Betfair	829	92,380
Ryanair Holdings ADR *	38,717	3,559,254
Seagate Technology	15,300	644,589

		6,611,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

ISRAEL — 0.3%
Alony Hetz Properties & Investments	9,123	$84,549
Amot Investments	15,663	74,619
Azrieli Group	2,442	129,893
Bank Hapoalim	38,928	242,960
Bezeq The Israeli Telecommunication	175,628	295,558
Check Point Software Technologies *	1,200	124,812
Delek Automotive Systems	7,068	61,984
Elbit Systems	3,320	395,844
Frutarom Industries	2,610	153,474
Israel Chemicals	42,907	185,410
Israel Discount Bank, Cl A *	153,350	371,329
Jerusalem Oil Exploration *	1,795	104,415
Kenon Holdings *	7	87
Melisron	1,774	96,663
Mellanox Technologies *	1,200	56,640
Mizrahi Tefahot Bank	3,810	61,669
Nice	891	60,894
Oil Refineries	133,566	52,731
Paz Oil	1,185	193,301
Strauss Group	4,442	77,954
Teva Pharmaceutical Industries ADR	7,677	242,440
Tower Semiconductor *	3,845	84,305

		3,151,531

ITALY — 1.3%
Amplifon	19,759	252,040
Ansaldo STS	5,099	68,429
Assicurazioni Generali	11,532	182,523
Atlantia	13,217	335,169
Azimut Holding	20,893	407,837
Banca Monte dei Paschi di Siena * (B)	1,217	—
Brembo	5,039	396,030
Cementir Holding	14,211	85,605
CNH Industrial	341,900	3,772,736
Davide Campari-Milano	15,785	186,734
De’ Longhi	5,901	179,983
Ei Towers	6,519	376,361
Enel	220,003	1,045,830
Eni	131,671	2,046,737
ERG	4,679	58,104
EXOR	3,879	217,819
Ferrari	1,926	144,866

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Infrastrutture Wireless Italiane (A)	61,354	$339,512
Interpump Group	5,761	152,807
Intesa Sanpaolo	122,286	356,193
Italgas *	13,912	62,891
Leonardo *	8,392	131,911
Luxottica Group	3,463	200,684
Maire Tecnimont	47,388	188,309
Moncler	3,746	92,464
Parmalat	32,571	110,342
Pfeiffer Vacuum Technology	714	92,709
Poste Italiane (A)	7,701	52,765
PRADA	49,377	231,702
Recordati	21,064	780,361
Reply	503	88,160
Snam	34,816	153,900
Tenaris	8,567	134,195
Terna Rete Elettrica Nazionale	44,591	224,893

		13,150,601

JAPAN — 4.3%
Activia Properties ‡	20	95,268
Advance Residence Investment ‡	37	97,450
Aeon	9,200	136,463
Aeon Mall	5,300	90,002
Aica Kogyo	3,700	105,548
Air Water	8,000	154,007
Aisin Seiki	1,500	73,335
Ajinomoto	4,200	81,721
Alfresa Holdings	5,700	102,827
Alps Electric	6,042	177,507
ANA Holdings	28,000	84,270
Asahi Group Holdings	3,300	124,481
Asahi Kasei	13,000	123,907
Astellas Pharma	18,400	242,307
Bridgestone	2,900	120,917
Brother Industries	26,900	552,841
Calbee	4,000	139,583
Canon	8,400	278,505
Central Japan Railway	800	134,093
Chiba Bank	12,000	80,305
Chubu Electric Power	21,600	290,163
Chugai Pharmaceutical	3,305	117,109
Chugoku Electric Power	7,300	79,565
Citizen Watch	9,900	65,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Concordia Financial Group	14,000	$64,326
Cosmo Energy Holdings	700	11,096
Credit Saison	3,800	69,165
Dai Nippon Printing	8,000	88,989
Daicel	12,000	137,681
Daifuku	19,214	485,542
Dai-ichi Life Holdings	6,100	103,751
Daito Trust Construction	1,100	161,830
Daiwa House Investment, Cl A ‡	38	96,061
East Japan Railway	1,500	133,940
Eisai	3,000	157,488
Fancl	7,300	122,785
FANUC	700	142,261
Fast Retailing	200	65,234
FP	2,000	95,089
Frontier Real Estate Investment ‡	9	39,278
FUJIFILM Holdings	8,500	315,219
Fujitsu	14,000	87,259
Fukuoka Financial Group	10,000	45,571
GLP J-REIT ‡	84	94,719
Hachijuni Bank	8,400	49,582
Hazama Ando	43,447	309,069
Heiwa	14,900	383,744
Hirose Electric	840	112,804
Hiroshima Bank	22,000	94,927
Hisamitsu Pharmaceutical	2,100	107,378
Hitachi Chemical	4,100	117,327
Hokkaido Electric Power	11,000	79,829
Hokkoku Bank	14,000	52,496
Hokuetsu Kishu Paper	22,000	153,344
Hokuriku Electric Power	4,700	43,427
Honda Motor	6,100	176,857
Hoshizaki	3,200	266,679
House Foods Group	6,400	142,267
Idemitsu Kosan	3,400	108,733
ITOCHU	105,900	1,497,183
Itochu Techno-Solutions	10,893	317,092
Itoham Yonekyu Holdings	42,027	388,696
Izumi	6,648	332,773
Japan Exchange Group	3,800	53,212
Japan Hotel Investment ‡	127	86,471
Japan Post Holdings	4,000	49,554
Japan Prime Realty Investment ‡	24	90,101

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Japan Real Estate Investment ‡	23	$121,112
Japan Retail Fund Investment ‡	55	107,459
JSR	2,800	51,140
JXTG Holdings	128,750	581,064
Kaken Pharmaceutical	12,400	735,268
Kamigumi	7,000	63,548
Kandenko	30,000	298,183
Kaneka	12,000	94,514
Kao	3,200	176,485
KDDI	34,200	906,733
Keio	15,000	120,027
Kewpie	4,500	114,402
Keyence	2,333	937,595
Kintetsu Group Holdings	3,000	10,953
Kirin Holdings	7,000	136,012
Kobayashi Pharmaceutical	3,800	199,076
Kohnan Shoji	7,400	142,922
Koito Manufacturing	5,047	260,329
Konami Holdings	1,700	70,684
Kuraray	8,600	138,711
Kyowa Exeo	16,800	253,790
Kyowa Hakko Kirin	6,800	116,632
Kyushu Financial Group	7,810	48,622
LINE *	34,285	1,188,711
LINE ADR *	17,052	585,566
LIXIL Group	7,044	175,855
M&A Capital Partners *	4,954	222,647
M3	2,700	69,005
Makita	2,600	92,711
Maruichi Steel Tube	1,800	51,025
Mebuki Financial Group	64,870	254,301
MEIJI Holdings	1,100	93,348
Minebea Mitsumi	16,090	232,527
Miraca Holdings	2,200	101,440
Mitsubishi Chemical Holdings	18,900	147,894
Mitsubishi Estate	16,000	305,719
Mitsubishi Gas Chemical	4,500	96,156
Mitsubishi Motors	7,700	49,250
Mitsubishi Tanabe Pharma	6,100	123,778
Mitsui	24,148	340,747
Miura	8,100	135,660
Mizuho Financial Group	428,400	782,438
Morinaga	7,940	375,365

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Morinaga Milk Industry	37,000	$292,084
MS&AD Insurance Group Holdings	2,200	71,679
NEC	19,000	47,212
NH Foods	6,000	170,621
Nichias	17,549	179,150
Nichirei	18,707	465,682
Nidec	1,100	100,848
Nifco	5,175	258,112
Nihon M&A Center	7,978	272,672
Nintendo	600	150,949
Nippon Building Fund ‡	24	127,670
Nippon Prologis ‡	49	103,604
Nippon Shinyaku	1,000	53,106
Nippon Telegraph & Telephone	49,200	2,104,820
Nissan Chemical Industries	2,200	68,186
Nisshin Seifun Group	9,900	151,775
Nissin Foods Holdings	900	51,509
Nitori Holdings	2,100	273,344
NOF	23,000	259,143
NOK	14,561	346,277
Nomura Real Estate Holdings	4,800	81,080
Nomura Real Estate Master Fund ‡	81	116,768
Nomura Research Institute	1,430	49,773
Noritz	3,800	73,938
NS Solutions	7,400	161,973
NTT Data	1,000	46,378
NTT DOCOMO	56,500	1,362,386
Obic	1,100	59,403
Odakyu Electric Railway	6,000	116,367
Okinawa Electric Power	5,100	124,395
Olympus	27,240	1,048,303
Ono Pharmaceutical	5,000	103,028
Onward Holdings	8,000	59,493
Oracle Japan	1,900	109,423
Oriental Land	700	40,188
Orix JREIT ‡	64	101,504
Osaka Gas	60,000	224,607
Otsuka	1,300	69,621
Otsuka Holdings	5,700	262,157
Paltac	13,146	387,982
Plenus	6,300	131,906
Recruit Holdings	1,500	75,757
Resona Holdings	144,500	803,419

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Ricoh	5,700	$47,451
Rohto Pharmaceutical	3,200	59,680
Santen Pharmaceutical	5,400	75,908
Sawai Pharmaceutical	800	43,705
SCREEN Holdings	4,100	297,547
Sekisui House	3,700	61,387
Seria	7,842	351,738
Seven & i Holdings	5,400	228,159
Seven Bank	19,500	65,423
Sharp *	50,000	180,310
Shimadzu	4,000	67,818
Shimamura	500	68,446
Shin-Etsu Chemical	3,700	321,424
Shinmaywa Industries	15,662	131,928
Shinsei Bank	46,000	85,831
Shizuoka Bank	5,000	42,162
Showa Shell Sekiyu	8,600	83,087
SoftBank Group	10,300	780,019
Sompo Holdings	2,900	109,418
Start Today	11,752	250,906
Sumitomo	75,900	1,013,475
Sumitomo Metal Mining	6,000	81,354
Sumitomo Mitsui Financial Group	6,700	247,865
Sumitomo Osaka Cement	33,000	143,279
Sundrug	800	28,060
Suruga Bank	4,200	87,749
Suzuki Motor	14,900	621,797
T&D Holdings	4,500	66,748
Taiheiyo Cement	18,000	59,906
Taisho Pharmaceutical Holdings	1,300	106,822
Takashimaya	10,000	92,038
Takeda Pharmaceutical	7,300	349,824
TechnoPro Holdings	9,309	364,093
Teijin	3,000	58,103
Terumo	3,100	113,044
Toho Gas	19,000	135,842
Tohoku Electric Power	11,000	146,634
Tokai Rika	27,400	509,041
Tokio Marine Holdings	2,700	113,643
Tokuyama	49,000	241,319
Tokyo Electron	7,300	849,020
Tokyo Gas	72,000	334,245
Tokyo Tatemono	22,702	309,753

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Toray Industries	15,000	$132,689
TOTO	500	19,085
Toyo Suisan Kaisha	2,000	74,994
Toyota Motor	9,860	533,798
Trend Micro	1,400	61,538
Ulvac	3,200	150,132
United Urban Investment ‡	70	105,808
USS	6,900	121,937
Wacoal Holdings	9,000	113,999
West Japan Railway	200	13,356
Yahoo Japan	12,900	55,199
Yamaguchi Financial Group	5,000	55,349
Yokogawa Electric	4,800	74,104

		44,284,318

MALAYSIA — 0.7%
AirAsia	570,800	440,493
Allianz Malaysia	8,400	22,214
Astro Malaysia Holdings	94,800	58,963
Axiata Group	66,174	78,506
Batu Kawan	1,800	7,870
British American Tobacco Malaysia	4,900	51,291
Bumi Armada	253,300	46,097
Bursa Malaysia	88,744	209,747
Capitaland Malaysia Mall Trust ‡	92,100	31,612
CSC Steel Holdings	92,900	42,159
Datasonic Group	199,700	59,344
Dialog Group	101,400	45,549
DiGi.Com	78,500	92,949
Dutch Lady Milk Industries	2,900	38,480
Favelle Favco	44,500	27,575
Fraser & Neave Holdings	6,400	36,681
Gamuda	34,900	42,369
Gas Malaysia	23,500	16,728
Genting	171,800	389,429
Genting Malaysia	132,900	179,711
Hai-O Enterprise, Cl O	48,300	42,392
HAP Seng Consolidated	16,100	32,897
Hartalega Holdings	45,800	51,698
Heineken Malaysia	8,900	35,961
Hengyuan Refining *	78,300	68,722
Hong Leong Bank	24,116	76,664
Hua Yang	99,600	25,468
I-BHD	61,700	8,883

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
IGB	63,200	$43,386
IGB ‡	100,100	39,201
IHH Healthcare	114,200	162,579
IJM	102,000	82,239
JCY International	131,600	18,947
Kim Loong Resources	13,000	11,080
KLCCP Stapled Group	34,200	61,688
Kuala Lumpur Kepong	9,700	54,790
Kumpulan Fima	93,900	40,234
Lafarge Malaysia	35,900	52,266
Land & General	133,600	8,002
Magnum	50,700	24,527
Malayan Banking	25,300	55,834
Malaysian Pacific Industries	143,700	396,573
MISC	36,400	61,463
My EG Services	212,100	104,072
Padini Holdings	241,300	177,876
Perusahaan Sadur Timah Malaysia	6,500	11,380
Petron Malaysia Refining & Marketing	38,300	59,996
Petronas Chemicals Group	119,200	200,452
Petronas Dagangan	26,100	144,659
PPB Group	18,700	72,801
Public Bank	104,394	480,006
Scicom MSC	22,700	12,550
Southern Steel *	24,100	8,716
SP Setia Group	42,600	35,917
Sunway	72,316	57,806
Sunway Construction Group	1,680	774
Sunway ‡	86,000	33,679
Suria Capital Holdings	14,800	7,330
Tambun Indah Land	33,000	11,251
Telekom Malaysia	64,900	96,580
Tenaga Nasional	503,700	1,617,502
Tong Herr Resources *	15,400	11,672
Top Glove	36,500	38,425
Unisem M	581,900	446,378
ViTrox	14,600	19,440
WTK Holdings	49,300	11,300
Yinson Holdings	102,500	79,101
YTL Power International	219,900	76,491

		7,189,415

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

MEXICO — 0.6%
Alpek, Cl A *	44,400	$53,185
America Movil ADR, Cl L	24,936	383,765
Arca Continental	52,214	383,952
Banregio Grupo Financiero	3,800	21,942
Bio Pappel *	51,718	72,775
Cemex *	1	1
Cemex ADR *	70,163	646,903
Cia Minera Autlan *	35,734	34,794
Coca-Cola Femsa	6,900	50,196
Concentradora Fibra Danhos ‡	25,800	44,308
Concentradora Hipotecaria SAPI ‡	36,100	43,952
El Puerto de Liverpool	8,400	64,727
Genomma Lab Internacional, Cl B *	19,000	24,041
Gentera	49,400	83,054
Gruma, Cl B	3,300	44,008
Grupo Aeroportuario del Pacifico, Cl B	33,400	344,180
Grupo Aeroportuario del Sureste, Cl B	10,338	195,895
Grupo Bimbo, Ser A	18,400	45,068
Grupo Elektra DE	3,620	121,723
Grupo Financiero Banorte, Cl O	89,832	518,418
Grupo Financiero Inbursa, Cl O	1,926	3,243
Grupo Industrial Saltillo	12,294	24,718
Grupo Lala, Cl B	27,800	50,505
Grupo Mexico	142,789	417,249
Grupo Sanborns	10,483	12,017
Grupo Simec ADR *	304	3,408
Grupo Televisa	23,000	111,608
Grupo Televisa ADR	6,900	167,670
Industrias Penoles	6,500	158,898
Infraestructura Energetica Nova	12,800	59,678
Inmobiliaria Vesta	27,100	38,120
Kimberly-Clark de Mexico, Cl A	21,300	45,462
Macquarie Mexico Real Estate Management ‡	39,400	43,156
Mexichem	137,983	379,016
Nemak (A)	66,000	69,417
PLA Administradora Industrial S de RL ‡	58,500	98,944
Prologis Property Mexico ‡	240,265	409,307
Promotora y Operadora de Infraestructura	22,074	234,702
Wal-Mart de Mexico	46,000	103,606

		5,607,611

COMMON STOCK — continued
	Shares	Value

NETHERLANDS — 1.8%
Aalberts Industries	9,986	$396,168
ABN AMRO Group (A)	2,780	72,981
Accell Group	2,307	80,417
Aegon	133,200	678,899
Akzo Nobel	3,685	322,250
Altice, Cl A *	113,401	2,817,052
Altice, Cl B *	4,835	120,240
ASM International	2,408	144,923
ASML Holding	18,775	2,481,804
ASML Holding, Cl G	4,908	647,120
Basic-Fit * (A)	2,004	35,036
BE Semiconductor Industries	2,668	139,384
Boskalis Westminster	2,647	97,357
Cimpress *	1,100	90,288
Eurocommercial Properties ‡	1,243	48,304
Euronext (A)	1,166	57,187
Gemalto	1,288	72,143
ING Groep	112,136	1,825,529
InterXion Holding *	12,142	505,836
James Hardie Industries	18,672	316,963
Koninklijke Ahold Delhaize	9,927	205,673
Koninklijke DSM	5,876	420,336
Koninklijke KPN	95,353	275,770
Koninklijke Vopak	1,666	75,168
LyondellBasell Industries, Cl A	8,600	728,936
NN Group	59,661	1,978,258
Refresco Group (A)	5,145	100,572
RELX	25,227	487,904
Royal Dutch Shell, Cl A	33,400	866,277
SBM Offshore	3,985	65,656
TKH Group	1,362	62,609
TomTom *	9,801	99,652
Unilever	28,069	1,472,062
Vastned Retail ‡	930	34,742
Wessanen	8,670	129,528
Wolters Kluwer	5,236	222,383
Yandex, Cl A *	12,025	327,801

		18,503,208

NEW ZEALAND — 0.1%
a2 Milk *	95,733	222,169
Auckland International Airport	30,774	145,793
Contact Energy	9,672	34,599
EBOS Group	2,955	37,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

NEW ZEALAND (continued)
Fletcher Building	23,167	$136,000
Goodman Property Trust ‡	56,953	47,707
Heartland Bank	73,546	83,825
Infratil	18,285	37,036
Mercury NZ	18,716	41,314
Precinct Properties New Zealand ‡	52,735	43,630
Ryman Healthcare	6,555	38,841
SKYCITY Entertainment Group	33,207	99,408
Spark New Zealand	50,521	128,171
Summerset Group Holdings	10,482	37,424
Xero *	7,130	106,476
Z Energy	25,533	130,606

		1,370,148

NORWAY — 0.3%
AF Gruppen	1,866	33,252
Atea	13,329	161,451
DNB *	16,888	263,764
Entra (A)	15,634	179,356
Gjensidige Forsikring	8,858	136,079
Kongsberg Gruppen	7,589	118,440
Nordic Nanovector *	2,493	27,148
Nordic Semiconductor *	27,370	109,659
Orkla	29,498	267,117
Salmar	2,099	49,798
Schibsted, Cl B	7,746	173,667
Skandiabanken * (A)	28,291	252,893
Statoil	9,933	163,930
Telenor	17,668	285,618
TGS Nopec Geophysical	3,128	68,345
Tomra Systems	8,778	101,981
Wilh Wilhelmsen Holding, Cl A	2,203	61,322
Wilh Wilhelmsen Holding, Cl B	1,978	53,908
XXL (A)	9,571	103,112
Yara International	9,963	370,392

		2,981,232

PANAMA — 0.1%
Copa Holdings, Cl A	12,719	1,480,746

PERU — 0.0%
Credicorp	2,077	319,152
Empresa Siderurgica del Peru SAA *	53,892	6,396

		325,548

COMMON STOCK — continued
	Shares	Value

PHILIPPINES — 0.2%
Aboitiz Equity Ventures	54,000	$83,002
Aboitiz Power	65,900	56,076
ABS-CBN Holdings	52,500	48,254
Bank of the Philippine Islands	26,170	54,891
BDO Unibank	28,710	68,774
Cebu Air	35,240	76,266
D&L Industries	176,200	45,263
DMCI Holdings	154,800	39,840
DoubleDragon Properties *	43,330	45,095
Emperador	333,500	42,651
Globe Telecom	1,085	45,187
GT Capital Holdings	1,845	46,531
Integrated Micro-Electronics	11,000	1,697
Jollibee Foods	15,670	65,942
Lopez Holdings	1,340,500	205,749
LT Group	134,000	42,803
Manila Electric	10,320	57,922
Manila Water	79,900	51,020
Metro Pacific Investments	845,447	111,431
Metropolitan Bank & Trust	29,740	50,298
Pepsi-Cola Products Philippines	280,000	20,767
Philex Mining	206,900	36,444
Philippine National Bank	9,300	12,146
PLDT	2,845	100,715
Robinsons Land	78,100	40,093
San Miguel	106,590	234,662
San Miguel Pure Foods	15,940	95,620
Semirara Mining & Power, Cl A	19,290	57,637
SM Investments	6,620	96,399
SM Prime Holdings	593,446	353,625
Top Frontier Investment Holdings *	6,260	36,835
Universal Robina	40,250	138,644

		2,462,279

POLAND — 0.4%
Agora	19,801	82,691
AmRest Holdings *	382	36,189
Asseco Poland	10,123	142,482
Budimex	623	44,165
Ciech	1,858	37,172
Cyfrowy Polsat *	12,474	78,107
Energa	17,333	44,503
Eurocash	4,385	38,885
Fabryki Mebli Forte	3,528	72,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

POLAND (continued)
Grupa Kety	447	$49,146
Grupa Lotos *	6,147	95,853
Impexmetal *	21,898	23,935
ING Bank Slaski *	2,169	100,141
Jastrzebska Spolka Weglowa *	9,999	201,825
KRUK	1,317	97,098
Marvipol	9,759	33,459
Orange Polska	41,350	49,353
PGE Polska Grupa Energetyczna	225,738	670,953
Polski Koncern Naftowy ORLEN	25,515	762,977
Polskie Gornictwo Naftowe i Gazownictwo	15,801	26,965
Powszechna Kasa Oszczednosci Bank Polski	23,763	216,178
Powszechny Zaklad Ubezpieczen	21,977	242,477
Tauron Polska Energia	244,842	207,654
Trakcja	50,506	213,263
Zespol Elektrowni Patnow Adamow Konin *	9,427	42,284

		3,609,830

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	1,057,225	235,855
Banco Espirito Santo * (B)	66,989	—
CTT-Correios de Portugal	29,119	166,178
EDP — Energias de Portugal	51,164	168,871
Galp Energia SGPS	16,055	249,564
Jeronimo Martins SGPS	10,329	189,586
Navigator	46,046	194,914
NOS SGPS	37,360	213,981
Pharol SGPS	97,781	25,137
REN — Redes Energeticas Nacionais SGPS *	22,937	67,435
Semapa-Sociedade de Investimento e Gestao	2,573	40,360

		1,551,881

PUERTO RICO — 0.0%
OFG Bancorp	17,400	203,580
Popular	4,500	188,595

		392,175

RUSSIA — 0.7%
Gazprom Neft PJSC ADR	8,357	147,083
Lenta GDR *	4,460	28,410
LUKOIL PJSC ADR	23,660	1,173,326

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
Magnit PJSC GDR	5,132	$179,364
Magnitogorsk Iron & Steel GDR	25,803	199,199
Mail.Ru Group GDR *	5,058	133,278
MegaFon PJSC GDR	3,302	35,298
Mobile TeleSystems PJSC ADR	12,200	125,904
Novatek GDR	1,875	227,250
QIWI ADR	4,700	91,133
Rosneft Oil PJSC GDR	41,130	227,655
Rostelecom *	15,333	120,517
Sberbank of Russia PJSC ADR	170,245	2,024,213
Severstal PJSC GDR	13,900	189,258
Surgutneftegas ADR	23,300	125,354
Tatneft PJSC ADR	21,300	833,682
X5 Retail Group GDR *	21,663	763,621

		6,624,545

SINGAPORE — 0.4%
Ascendas ‡	92,000	168,572
CapitaLand Mall Trust ‡	66,000	93,061
City Developments	6,600	50,971
ComfortDelGro	21,000	41,184
Cordlife Group *	46,200	33,729
Dairy Farm International Holdings	30,700	273,230
DBS Group Holdings	17,000	235,443
Ezion Holdings *	171,200	36,760
Flex *	102,833	1,589,798
Genting Singapore	256,000	204,302
Haw Par	9,100	66,500
Hutchison Port Holdings Trust, Cl U	100,500	40,702
Keppel ‡	47,560	36,083
Keppel Infrastructure Trust	124,000	46,151
M1	55,000	85,424
SATS	19,700	71,770
Sheng Siong Group	70,400	49,380
Singapore Airlines	6,400	46,953
Singapore Post	96,000	94,822
Singapore Press Holdings	84,300	209,370
Singapore Technologies Engineering	31,000	84,093
Singapore Telecommunications	105,800	283,214
United Overseas Bank	6,900	107,662
Wilmar International	102,700	260,949

		4,210,123

SOUTH AFRICA — 0.7%
AECI	7,859	68,235
Allied Electronics, Cl A	11,536	8,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA (continued)
AngloGold Ashanti	4,578	$51,793
ArcelorMittal South Africa *	13,249	7,436
Ascendis Health	20,229	37,828
Attacq *	32,169	40,922
AVI	8,181	59,834
Bid	8,574	181,659
Bidvest Group	8,574	102,339
Blue Label Telecoms	34,283	43,457
Capitec Bank Holdings	5,171	295,059
Clicks Group	18,128	182,084
Comair	22,655	8,459
Combined Motor Holdings	9,963	16,029
Corporate Real Estate ‡	90,826	37,380
EOH Holdings	6,099	64,556
Exxaro Resources	23,140	197,189
FirstRand	70,092	261,460
Foschini Group	19,139	228,601
Gold Fields	17,127	56,070
Group	68,007	643,748
Group ADR	14,900	140,805
Growthpoint Properties ‡	50,597	97,001
Hosken Consolidated Investments	7,904	81,904
Hulamin	36,765	19,065
KAP Industrial Holdings	85,302	59,810
Kumba Iron Ore	10,854	141,371
Liberty Holdings	4,543	36,545
Life Healthcare Group Holdings	22,561	48,502
Massmart Holdings	21,409	207,029
Mediclinic International	14,317	151,079
Merafe Resources	110,340	13,706
MiX Telematics ADR	3,265	20,635
Mr Price Group	22,165	260,565
Naspers, Cl N	7,440	1,413,287
Netcare	49,850	98,889
Pioneer Foods Group	14,053	173,363
Raubex Group	22,560	40,701
Remgro	11,726	194,653
Resilient ‡	8,077	70,424
Reunert	7,986	42,369
RMB Holdings	20,680	94,922
Sappi	18,058	134,181
Sasol	3,431	105,263
Sibanye Gold	11,242	22,755

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA (continued)
SPAR Group	1,707	$23,015
Standard Bank Group	53,971	599,168
Steinhoff International Holdings	11,058	56,350
Telkom SOC	21,436	119,950
Texton Property Fund ‡	24,626	15,295
Tiger Brands	4,784	144,607
Tongaat Hulett	3,919	35,411
Vodacom Group	8,826	99,866
Vukile Property Fund ‡	28,205	40,101
Wilson Bayly Holmes-Ovcon	11,880	127,603
Woolworths Holdings	6,003	32,567

		7,555,536

SOUTH KOREA — 2.7%
Amorepacific	3,564	914,569
AMOREPACIFIC Group	792	91,526
BGF retail	756	72,750
Busan City Gas	391	11,958
Celltrion *	3,413	268,745
Cheil Worldwide	3,148	51,042
CJ	523	85,949
CJ CheilJedang	430	128,860
CJ Korea Express *	370	54,139
Cosmax	3,493	435,896
Coway	1,481	130,803
CrystalGenomics *	3,151	41,537
Daewon San Up	6,987	42,552
Daewoo Engineering & Construction *	9,587	61,420
Dong-A ST, Cl A	599	49,377
Dongbu Insurance	988	59,042
Dongil Industries	125	8,382
Dongkuk Steel Mill	4,661	45,467
Dongsuh	1,830	49,614
E-MART	703	142,095
Fila Korea	821	50,073
Green Cross	1,680	242,130
GS Engineering & Construction *	2,698	74,213
GS Holdings	8,010	417,430
GS Retail	1,656	77,277
Halla Holdings	736	39,196
Hanmi Science ltd *	1,614	86,097
Hansae	2,944	70,631
Hansol Chemical	671	48,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Hanssem	1,832	$354,196
Hanwha Life Insurance	6,954	37,584
Hanwha Techwin	1,602	73,209
Hugel *	467	191,249
Hyosung	1,126	142,494
Hyundai Department Store	600	56,947
Hyundai Marine & Fire Insurance	24,357	785,572
Hyundai Merchant Marine *	7,033	53,463
Hyundai Mobis	769	150,029
Hyundai Motor Company	2,111	267,145
Hyundai Rotem *	2,876	52,950
Hyundai Steel	2,150	103,730
Industrial Bank of Korea	5,256	57,738
JB Financial Group	7,133	37,925
Kangnam Jevisco	214	7,146
Kangwon Land	3,083	97,944
KB Financial Group	5,300	233,351
KB Financial Group ADR	8,400	365,148
KCC	217	64,934
KEPCO Plant Service & Engineering	1,117	56,346
Kia Motors	9,645	295,393
Koh Young Technology	3,757	177,301
Kolon Industries	936	56,264
Korea Electric Power	15,759	628,061
Korea Real Estate Investment & Trust	16,991	47,259
Korea Zinc	399	149,200
Korean Air Lines *	2,371	63,864
Korean Reinsurance	3,993	39,653
KT ADR	34,733	576,221
KT&G	13,021	1,161,465
LG	2,366	140,558
LG Chemical	926	222,976
LG Display	8,085	208,893
LG Display ADR	14,541	187,142
LG Electronics	9,420	572,038
LG Uplus	63,136	801,753
Lotte Chemical	1,610	483,891
Lotte Chilsung Beverage	75	110,533
Lotte Confectionery	340	61,253
LOTTE Fine Chemical	1,448	48,992
LS	1,669	95,631
Macquarie Korea Infrastructure Fund	19,487	147,792

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Mando	224	$45,276
Medy-Tox	1,048	460,682
MegaStudy	247	6,968
Meritz Fire & Marine Insurance	2,426	37,736
Mi Chang Oil Industrial	549	41,878
Mobase	7,991	53,161
NAVER	1,013	712,189
NCSoft	832	263,222
NongShim	172	47,917
Orion	117	69,507
Poongsan	1,301	44,647
POSCO	110	25,859
POSCO ADR	11,100	655,122
POSCO Coated & Color Steel	663	18,091
Posco ICT	12,756	76,901
S&T Holdings	2,962	40,868
S-1, Cl 1	746	63,986
Sam Young Electronics	1,260	14,395
Samsung C&T	1,168	126,767
Samsung Card	1,780	62,415
Samsung Electronics	2,394	4,693,746
Samsung Electronics GDR	1,043	1,023,183
Samsung Engineering *	6,323	67,792
Samsung Fire & Marine Insurance	797	187,711
Samsung Life Insurance	1,874	180,335
Samsung SDI	4,487	542,194
Samsung SDS	3,558	429,937
SeAH Holdings	447	53,818
Sewon Precision Industry	4,119	68,777
Shinhan Financial Group	13,651	570,441
Shinsegae	255	45,828
SK Chemicals	1,021	56,528
SK Holdings	705	150,244
SK Hynix	24,299	1,153,130
SK Innovation	5,344	803,079
SK Materials	408	63,249
SK Telecom	702	147,754
SK Telecom ADR	26,055	614,637
SKC	2,119	53,352
S-Oil	2,522	220,971
Vieworks	2,807	162,564
Woori Bank	6,791	89,222
YESCO	799	25,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Yuhan	1,596	$325,400

		27,913,357

SPAIN — 1.2%
Abertis Infraestructuras	14,402	253,363
Aena (A)	20,492	3,616,157
Almirall	9,931	179,360
Amadeus IT Group, Cl A	12,492	673,574
Axiare Patrimonio ‡	3,989	66,221
Banco Popular Espanol	80,450	56,436
Bankia	120,574	146,314
Bankinter	8,632	76,003
Bolsas y Mercados Espanoles SHMSF	1,698	60,853
CaixaBank	44,860	203,723
Cellnex Telecom (A)	4,989	88,175
Distribuidora Internacional de Alimentacion	139,500	830,448
Ebro Foods	13,367	298,931
Enagas	8,971	235,997
Ercros *	34,470	102,882
Ferrovial	35,889	763,700
Grifols	16,838	452,213
Grifols ADR	38,604	838,093
Grupo Catalana Occidente	3,014	117,143
Hispania Activos Inmobiliarios ‡	9,063	136,831
Iberdrola	27,289	196,251
Industria de Diseno Textil	16,520	633,613
Lar Espana Real Estate ‡	7,310	60,517
Merlin Properties ‡	9,897	117,133
Red Electrica	16,828	328,120
Repsol	37,372	591,710
Tecnicas Reunidas	1,930	76,420
Telefonica	46,391	513,170
Tubacex	23,064	73,612
Vidrala	1,121	65,818

		11,852,781

SWEDEN — 0.7%
Assa Abloy, Cl B	6,651	144,099
Atrium Ljungberg, Cl B	3,546	58,651
Attendo (A)	7,391	75,518
Autoliv	1,934	193,767
Axfood	9,380	148,897
BillerudKorsnas	9,996	160,256
BioGaia, Cl B	1,360	54,816

COMMON STOCK — continued
	Shares	Value

SWEDEN (continued)
Boliden	4,034	$115,318
Capio (A)	8,334	46,105
Castellum	12,285	168,242
Com Hem Holding	45,597	567,820
D Carnegie, Cl B *	3,963	48,098
Dometic Group (A)	13,847	103,181
Elekta, Cl B	17,533	183,005
Fabege	4,281	73,756
Hennes & Mauritz, Cl B	9,917	245,649
Hexpol	16,200	180,065
Holmen, Cl B	4,046	170,569
Hufvudstaden, Cl A	7,488	117,342
ICA Gruppen	2,088	71,287
Industrivarden, Cl A	2,480	61,739
Industrivarden, Cl C	3,779	87,890
International Petroleum *	3,622	13,169
Kindred Group	7,720	80,056
Kungsleden	12,978	72,676
L E Lundbergforetagen, Cl B	807	58,448
Lifco, Cl B	4,050	123,229
Lundin Petroleum *	10,867	207,468
Medivir, Cl B *	4,980	38,373
Mycronic	6,629	65,487
NetEnt	13,439	103,706
Nordea Bank	15,933	196,075
Pandox, Cl B	4,547	76,337
RaySearch Laboratories	1,629	40,829
Saab, Cl B	7,274	360,690
Scandic Hotels Group * (A)	12,931	145,628
Securitas, Cl B	8,623	142,527
Skanska, Cl B	6,356	152,060
SKF, Cl B	4,224	92,804
Svenska Cellulosa SCA, Cl B	11,785	390,381
Svenska Handelsbanken, Cl A	7,273	103,216
Swedbank, Cl A	33,058	783,408
Swedish Match	1,677	55,324
Telefonaktiebolaget LM Ericsson, Cl A	16,111	102,953
Telefonaktiebolaget LM Ericsson, Cl B	47,623	307,009
Telia	92,128	375,489
Thule Group (A)	3,098	53,759
Vitrolife	1,845	105,193
Volvo, Cl B	7,150	116,969

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

SWEDEN (continued)
Wihlborgs Fastigheter	2,520	$49,107

		7,488,440

SWITZERLAND — 3.3%
Allreal Holding	1,039	178,771
Ascom Holding	5,181	97,892
Baloise Holding	1,092	160,124
Burckhardt Compression Holding	264	80,991
Cie Financiere Richemont	45,622	3,812,532
Coca-Cola HBC	27,602	765,769
Comet Holding	800	106,854
Credit Suisse Group	240,731	3,660,563
dormakaba Holding	343	293,877
Dufry *	2,379	389,726
EMS-Chemie Holding	499	312,690
Flughafen Zuerich	1,557	343,009
Geberit	1,034	470,964
Givaudan	225	433,493
Inficon Holding	191	100,299
Julius Baer Group	37,203	1,938,669
Kuehne + Nagel International	18,583	2,808,928
LafargeHolcim	43,270	2,452,692
Logitech International	6,527	218,113
Mobimo Holding	450	120,980
Nestle	21,266	1,638,230
Novartis	11,522	886,441
Partners Group Holding	319	192,843
Roche Holding	3,391	887,113
Schindler Holding	1,683	343,873
SGS	161	362,290
Sika	41	261,658
STMicroelectronics	50,418	815,018
Straumann Holding	636	335,578
Sunrise Communications Group (A)	863	64,139
Swatch Group	4,001	532,456
Swiss Life Holding	4,257	1,385,343
Swiss Prime Site	2,633	228,237
Swiss Re	3,643	317,069
Swisscom	928	404,776
Syngenta *	1,650	766,794
TE Connectivity	37,400	2,893,638
Temenos Group	13,044	1,129,388
UBS Group	3,977	67,949
Valora Holding	210	72,075

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
VAT Group * (A)	1,369	$175,838
Vontobel Holding	2,109	124,208
Wolseley	1,455	92,417
Ypsomed Holding	1,688	324,876
Zurich Insurance Group	1,478	409,087

		33,458,270

TAIWAN — 1.3%
Airmate Cayman International *	44,000	43,459
AU Optronics	87,000	36,333
AU Optronics ADR	54,841	221,558
Basso Industry	52,014	148,434
Cal-Comp Electronics Thailand	678,000	66,742
Catcher Technology	26,845	275,826
Cathay Financial Holding	404,169	648,364
Cheng Shin Rubber Industry	61,000	125,958
Chia Chang *	11,000	9,479
Chicony Electronics	19,285	50,879
China Airlines	191,000	59,191
China Steel	179,520	143,992
China Steel Chemical	24,000	95,058
Chunghwa Telecom	214,000	723,476
CTBC Financial Holding	117,915	73,670
CTCI	39,000	68,251
E Ink Holdings	336,000	343,005
E.Sun Financial Holding	89,100	53,895
Eclat Textile	5,114	56,020
Epistar	285,218	283,601
Eva Airways	43,050	21,189
Far Eastern New Century	102,939	86,661
Far EasTone Telecommunications	5,000	12,313
Feng TAY Enterprise	10,080	38,755
First Financial Holding	109,725	66,917
Formosa Petrochemical	70,000	244,772
Formosa Plastics	135,200	406,438
Fubon Financial Holding	182,000	285,327
Hon Hai Precision Industry	441,938	1,447,200
Hon Hai Precision Industry GDR	120,590	804,335
Hota Industrial Manufacturing	15,957	70,342
Hua Nan Financial Holdings	97,704	54,728
Huaku Development	30,000	68,808
Ju Teng International Holdings	34,000	12,959
King Slide Works	5,000	76,978
Largan Precision	1,596	265,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Lien Hwa Industrial	82,000	$74,333
Makalot Industrial	6,209	26,136
Mega Financial Holding	75,683	60,830
Namchow Chemical Industrial	27,000	54,589
Novatek Microelectronics	26,000	99,964
OBI Pharma *	5,000	47,065
Pegatron	46,000	135,541
Pou Chen	146,000	204,451
Powertech Technology	73,000	229,131
Sheng Yu Steel	34,000	38,315
Silicon Motion Technology ADR	9,864	478,897
SinoPac Financial Holdings	236,250	72,196
St. Shine Optical	3,000	58,069
Taiwan Cement	65,000	75,619
Taiwan Cooperative Financial Holding	134,820	68,592
Taiwan Semiconductor Manufacturing	99,000	638,212
Taiwan Semiconductor Manufacturing ADR	82,849	2,739,816
Tatung *	257,000	94,125
Teco Electric and Machinery	82,000	81,264
TTY Biopharm	15,000	51,208
Uni-President Enterprises	191,059	352,722
Voltronic Power Technology	3,150	44,946
Yungtay Engineering	30,000	49,717
ZongTai Real Estate Development	11,000	7,365

		13,273,302

THAILAND — 0.7%
AAPICO Hitech NVDR	20,600	9,410
Advanced Info Service	46,600	235,762
Bangchak	480,000	444,059
Bangchak NVDR	62,300	57,635
Bangkok Bank	28,800	152,880
Bangkok Chain Hospital	175,300	66,390
Bangkok Dusit Medical Services, Cl F	182,000	106,811
Bangkok Expressway & Metro	468,225	97,462
Bangkok Land	1,300,600	70,313
Bank of Ayudhya	20,000	21,972
Berli Jucker	33,700	42,381
BTS Group Holdings	120,600	29,636
Cal-Comp Electronics Thailand	171,900	14,114
Central Plaza Hotel	44,700	44,907

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
CP ALL PLC	51,600	$90,997
CS Loxinfo NVDR	49,300	8,552
Electricity Generating	17,800	113,212
Fabrinet *	4,300	149,081
G J Steel NVDR *	1,635,400	15,129
GFPT	315,600	166,970
Hana Microelectronics	55,700	68,438
Home Product Center	156,100	43,775
Inoue Rubber Thailand NVDR	25,900	18,569
IRPC NVDR	1,819,863	294,630
Kang Yong Electric NVDR	1,000	15,669
Kasikornbank	16,900	90,387
Kasikornbank NVDR	29,931	160,082
KCE Electronics	25,600	78,821
Krung Thai Bank	1,138,200	651,528
Krung Thai Bank NVDR	316,000	180,885
Major Cineplex Group	22,500	22,767
Muramoto Electron Thailand NVDR	2,100	14,206
Pruksa Holding	116,200	75,585
PTT	15,000	168,690
PTT NVDR	45,700	513,943
PTT Exploration & Production NVDR	69,100	194,275
Ratchaburi Electricity Generating Holding	43,900	63,458
Robinson Department Store	33,100	59,808
Samart	139,300	59,602
Sena Development	210,100	24,296
Siam Cement	9,000	138,942
Siam Cement NVDR	6,800	105,371
Siam City Cement	5,500	44,045
Siam Global House	160,335	75,555
Sino-Thai Engineering & Construction	41,400	29,084
Star Petroleum Refining NVDR	170,800	65,180
Supalai	82,200	58,460
Superblock *	639,000	27,895
SVI	428,500	68,753
Tata Steel Thailand NVDR *	959,600	26,910
Thai Beverage	123,800	81,963
Thai Oil	32,700	73,738
Thai Oil NVDR	12,100	27,285
Thai Rayon PLC *	15,000	20,490
Thai Stanley Electric NVDR	1,700	10,075
Thai Union Group, Cl F	147,200	90,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
Thai Vegetable Oil NVDR	8,600	$9,075
Thaicom	98,000	51,564
Thanachart Capital	428,100	584,785
Thanachart Capital NVDR	213,700	291,914
Tipco Asphalt	80,100	176,572
TPI Polene	711,800	48,153
TTW PCL *	81,600	24,770
Vibhavadi Medical Center	729,600	60,326
WHA *	659,400	59,859

		6,988,494

TURKEY — 0.4%
Akbank	117,088	313,492
Anadolu Cam Sanayii	65,532	66,787
Arcelik	61,607	411,066
Aselsan Elektronik Sanayi Ve Ticaret	16,427	90,322
Aygaz	11,636	46,420
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	28,955	38,640
BIM Birlesik Magazalar	5,949	97,225
DO & CO	675	45,324
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	164,809	136,879
Enka Insaat ve Sanayi	90,816	139,601
Eregli Demir ve Celik Fabrikalari	132,993	243,749
Haci Omer Sabanci Holding	16,542	49,273
Is Gayrimenkul Yatirim Ortakligi ‡	82,649	32,343
Iskenderun Demir ve Celik	23,433	16,625
Migros Ticaret *	33,961	232,529
Petkim Petrokimya Holding	52,317	72,320
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	105,874
TAV Havalimanlari Holding	23,048	96,035
Torunlar Gayrimenkul Yatirim Ortakligi ‡	19,038	27,818
Tupras Turkiye Petrol Rafinerileri	7,482	188,527
Turk Hava Yollari AO *	103,618	176,784
Turkcell Iletisim Hizmetleri	57,553	201,082
Turkiye Garanti Bankasi	181,927	491,189
Turkiye Halk Bankasi	27,643	91,678
Turkiye Is Bankasi, Cl C	118,822	234,503
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	285,029
Ulker Biskuvi Sanayi	6,658	37,827

		3,968,941

COMMON STOCK — continued
	Shares	Value

UNITED ARAB EMIRATES — 0.1%
DP World *	9,802	$200,353
Emaar Properties PJSC	247,130	483,038

		683,391

UNITED KINGDOM — 4.9%
3i Group	17,332	178,128
Abcam	28,468	315,992
Admiral Group PLC	9,284	241,816
Aon PLC	2,595	310,985
Assura ‡	140,452	111,422
AstraZeneca	15,857	952,451
Auto Trader Group (A)	36,216	188,144
AVEVA Group	3,184	84,004
Aviva PLC	25,237	171,443
B&M European Value Retail	113,417	495,046
Babcock International Group	5,449	63,447
BAE Systems PLC	129,508	1,051,724
Balfour Beatty	116,300	439,544
Barclays	198,100	544,590
Barratt Developments PLC	398,445	2,990,608
Bellway PLC	6,154	226,845
Berendsen	3,176	34,513
Berkeley Group Holdings PLC	1,267	53,465
Big Yellow Group ‡	12,270	123,005
boohoo.com *	44,210	107,937
BP PLC	192,139	1,101,201
BT Group, Cl A	147,540	582,359
BTG *	16,819	148,240
Bunzl	15,439	481,519
Carnival	2,439	150,558
Centamin	58,701	134,496
Clinigen Group	39,919	452,403
Coca-Cola European Partners	2,100	81,102
Compass Group	37,692	760,596
Computacenter	6,175	65,543
Croda International	4,793	233,666
Daily Mail & General Trust, Cl A	5,957	55,205
DCC	2,000	184,696
Dechra Pharmaceuticals	11,136	243,755
Delphi Automotive PLC	22,229	1,787,212
Diageo	114,281	3,325,203
Dignity	1,456	47,013
Direct Line Insurance Group	26,400	119,403
Domino’s Pizza Group	327,194	1,400,601

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
easyJet	131,172	$1,984,366
Electrocomponents	31,086	208,963
Elementis	44,568	175,598
Fevertree Drinks	21,678	457,100
Fidessa Group	2,409	73,854
Firstgroup *	32,913	58,189
Fresnillo	6,275	118,010
GKN	94,393	438,784
GlaxoSmithKline PLC	77,802	1,561,925
Grainger	35,864	116,081
Great Portland Estates PLC ‡	12,275	110,018
Greene King	6,253	60,823
Halma	14,771	201,454
Hammerson ‡	32,151	244,647
Hansteen Holdings ‡	70,423	112,921
Hargreaves Lansdown	93,649	1,671,437
Hikma Pharmaceuticals	2,566	64,376
Howden Joinery Group	8,109	48,628
HSBC Holdings	83,882	691,520
Imperial Brands	17,454	854,977
Indivior	16,899	73,324
Informa	12,273	102,052
Inmarsat	7,367	78,004
Intertek Group	7,299	384,387
ITV	36,898	100,360
JD Sports Fashion	107,320	618,555
John Wood Group	18,988	186,786
Just Eat *	18,210	136,089
Kingfisher	25,314	111,901
Land Securities Group ‡	24,512	351,133
Legal & General Group	31,848	101,515
Lloyds Banking Group	4,693,854	4,207,008
London Stock Exchange Group	2,199	96,353
LondonMetric Property ‡	55,645	121,368
Marshalls	16,070	80,030
Merlin Entertainments (A)	9,844	64,451
Micro Focus International	8,282	277,611
Moneysupermarket.com Group	21,097	94,517
National Grid PLC	90,960	1,178,116
Next	1,631	90,942
Oxford Instruments	4,810	61,676
Paddy Power Betfair	490	54,580
Pearson	9,072	75,083

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Pennon Group	21,197	$235,284
Phoenix Group Holdings	5,485	52,500
PhosAgro PJSC GDR	3,200	47,200
Playtech	11,731	145,711
Polymetal International	4,681	61,538
Provident Financial	1,057	43,864
Randgold Resources	3,573	314,919
Reckitt Benckiser Group PLC	10,985	1,011,739
RELX	8,329	168,936
Renishaw	1,877	83,022
Rentokil Initial	131,075	422,724
Rio Tinto	19,358	767,721
Royal Mail	10,739	55,985
RPC Group	12,466	130,944
RSA Insurance Group	10,202	78,753
Sage Group	48,686	422,490
Sanne Group	19,301	162,867
Savills	11,581	139,348
Scapa Group	67,425	345,168
SDL	7,627	59,370
Segro ‡	35,900	225,840
Severn Trent	11,625	350,069
Shaftesbury PLC ‡	10,627	128,282
Shire PLC	7,486	439,902
Sky	14,520	186,559
Sophos Group (A)	83,943	367,811
Spirax-Sarco Engineering	6,649	447,814
Spirent Communications	26,600	40,395
SSP Group	63,486	365,829
St. James’s Place	4,859	72,248
Standard Life	18,728	88,270
Synthomer	23,292	149,180
Tate & Lyle	12,672	124,163
Tritax Big Box ‡	72,485	131,436
UBM	6,771	62,310
Ultra Electronics Holdings	2,889	78,279
Unilever	10,549	542,698
UNITE Group ‡	15,858	132,889
United Utilities Group PLC	29,852	376,398
Vesuvius	74,161	509,083
Victrex PLC	6,120	151,874
Vodafone Group	514,326	1,325,984
VTB Bank PJSC GDR	79,310	183,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
WH Smith	8,647	$198,122
Whitbread PLC	1,865	97,468
William Hill	11,508	43,747
Worldpay Group (A)	102,512	398,321
WPP	25,212	539,781

		50,447,513

UNITED STATES — 44.3%
Consumer Discretionary — 5.7%
Abercrombie & Fitch, Cl A	7,100	85,129
Advance Auto Parts	3,967	563,869
Amazon.com *	5,752	5,320,542
Amcon Distributing	702	63,531
American Axle & Manufacturing Holdings *	19,700	346,523
American Outdoor Brands *	8,000	177,200
Aramark	17,270	630,700
Ark Restaurants	500	12,675
Asbury Automotive Group *	2,000	122,400
AutoZone *	926	640,968
Beazer Homes USA *	14,500	179,945
Big 5 Sporting Goods	8,000	123,200
BorgWarner	9,500	401,660
Boyd Gaming *	1,600	36,288
Canada Goose Holdings *	12,369	208,170
Capella Education	4,100	390,730
Carnival	10,164	627,830
Carriage Services, Cl A	27,029	739,243
Carrols Restaurant Group *	31,063	434,882
Century Casinos *	5,200	42,796
Century Communities *	20,158	550,313
Charter Communications, Cl A *	988	341,018
Columbia Sportswear	2,684	151,968
Comcast, Cl A	26,538	1,040,024
Cooper Tire & Rubber	17,500	670,250
Cooper-Standard Holdings *	2,800	316,596
CSS Industries	5,300	139,708
Del Frisco’s Restaurant Group *	15,500	266,600
DeVry Education Group	24,700	934,895
Dick’s Sporting Goods	3,021	152,712
Dollar General	7,800	567,138
Dollar Tree *	5,389	446,048
DR Horton	21,000	690,690
Eldorado Resorts *	23,486	449,170

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Entercom Communications, Cl A	16,818	$212,748
Entravision Communications, Cl A	33,461	207,458
Finish Line, Cl A	19,100	301,971
Flexsteel Industries	400	21,248
Ford Motor	18,600	213,342
Francesca’s Holdings *	15,900	250,902
Gannett	15,600	130,416
General Motors	46,900	1,624,616
Gentex	37,000	764,050
Genuine Parts	5,695	524,054
Goodyear Tire & Rubber	22,600	818,798
Gray Television *	15,000	219,750
Hasbro	9,405	932,130
Haverty Furniture	9,400	231,710
Home Depot	15,550	2,427,355
Hooker Furniture	3,000	130,350
Houghton Mifflin Harcourt *	22,405	257,658
Interpublic Group of Companies	12,000	282,840
J Alexander’s Holdings *	892	9,812
JC Penney *	28,948	155,740
Johnson Outdoors, Cl A	2,500	90,800
K12 *	3,700	69,745
KB Home	4,200	86,520
Kohl’s	13,600	530,808
Lear	3,400	485,044
LGI Homes *	8,002	254,704
Liberty Global LiLAC *	1,033	22,178
Liberty Tax	8,400	118,020
Lions Gate Entertainment, Cl A	21,750	569,197
Lions Gate Entertainment, Cl B *	23,100	550,935
LKQ *	19,800	618,552
Lowe’s	1,858	157,707
M/I Homes *	7,700	209,132
MakeMyTrip *	4,778	183,475
Malibu Boats, Cl A *	7,800	179,712
Marcus	1,800	60,840
MarineMax *	10,000	203,500
Mattel	39,000	874,380
McDonald’s	9,574	1,339,690
Meredith	4,783	280,045
Modine Manufacturing *	36,354	439,883
Mohawk Industries *	3,370	791,242

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Monarch Casino & Resort *	3,000	$88,410
Monro Muffler Brake	2,014	104,426
Motorcar Parts of America *	10,297	312,205
MSG Networks *	1,500	37,425
Murphy USA *	1,652	114,930
National CineMedia	12,855	152,589
Nautilus *	20,016	364,291
Netflix *	5,564	846,841
New Media Investment Group	9,000	118,440
New York Times, Cl A	70,000	1,011,500
Nexstar Media Group, Cl A	4,678	322,782
NIKE, Cl B	5,524	306,085
Nutrisystem	800	42,760
Office Depot	256,389	1,274,253
O’Reilly Automotive *	713	176,931
Pier 1 Imports	26,500	178,610
Potbelly *	9,500	132,525
Priceline Group *	1,097	2,025,962
PVH	6,335	640,025
RCI Hospitality Holdings	10,300	171,392
Reading International, Cl A *	12,464	196,059
Red Lion Hotels *	22,859	148,583
Red Robin Gourmet Burgers *	2,865	168,319
Rocky Brands	12,300	174,660
Ross Stores	3,920	254,800
Ruth’s Hospitality Group	11,200	222,880
Scholastic	11,000	475,530
Scientific Games, Cl A *	1,300	30,875
Select Comfort *	12,896	398,486
Shiloh Industries *	9,300	114,390
Shoe Carnival	5,900	149,683
Sinclair Broadcast Group, Cl A	11,489	453,241
Sonic Automotive, Cl A	12,500	245,000
Standard Motor Products	2,400	121,992
Starbucks	6,600	396,396
Stoneridge *	35,900	703,999
Taylor Morrison Home, Cl A *	13,200	304,920
TEGNA	45,000	1,146,600
Tenneco	3,000	189,090
Time	68,100	1,035,120
Time Warner	2,933	291,159
TJX	12,010	944,466

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
TopBuild *	7,999	$409,469
Tower International	21,639	586,417
Townsquare Media, Cl A *	8,200	99,220
Vera Bradley *	6,400	58,560
Viacom, Cl B	12,900	549,024
Vitamin Shoppe *	5,000	96,500
VOXX International, Cl A *	12,500	81,250
Walt Disney	6,023	696,259
Whirlpool	3,400	631,312
William Lyon Homes, Cl A *	7,500	165,000
Wynn Resorts	18,022	2,216,886
Yum China Holdings *	5,857	199,841
Yum! Brands	5,857	385,098
ZAGG *	18,100	128,510

		58,590,444

Consumer Staples — 2.5%
Altria Group	14,296	1,026,167
Archer-Daniels-Midland	15,300	699,975
Bunge	4,800	379,344
Campbell Soup	4,000	230,160
Casey’s General Stores	1,610	180,433
Central Garden & Pet, Cl A *	4,874	171,711
Church & Dwight	13,796	683,316
Clorox	2,000	267,380
Coca-Cola	28,923	1,248,028
Conagra Brands	10,055	389,933
Constellation Brands, Cl A	5,274	909,976
Costco Wholesale	4,462	792,094
CVS Health	9,900	816,156
Dean Foods	38,100	752,094
Fresh Del Monte Produce	2,600	159,380
General Mills	2,600	149,526
Hormel Foods	17,888	627,511
Ingles Markets, Cl A	5,600	261,520
J&J Snack Foods	1,300	174,954
John B Sanfilippo & Son	7,144	525,084
Kimberly-Clark	3,465	449,584
Kraft Heinz	20,915	1,890,507
Mannatech	4,500	70,425
McCormick	5,833	582,716
Medifast	8,100	375,192
Mondelez International, Cl A	44,741	2,014,687

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
National Beverage	200	$17,718
Nature’s Sunshine Products	1,500	15,150
Omega Protein	21,000	423,150
Orchids Paper Products	6,745	164,241
PepsiCo	10,268	1,163,159
Philip Morris International	6,900	764,796
Primo Water *	20,254	242,440
Procter & Gamble	19,710	1,721,274
Reynolds American	8,096	522,192
Sanderson Farms	600	69,468
Seneca Foods, Cl A *	6,000	223,200
Snyder’s-Lance	6,284	221,574
SpartanNash	8,100	298,080
Sysco	16,300	861,781
TreeHouse Foods *	15,358	1,345,361
Turning Point Brands *	1,500	23,715
USANA Health Sciences *	4,777	271,572
Village Super Market, Cl A	3,400	89,726
Wal-Mart Stores	10,522	791,044

		25,057,494

Energy — 2.2%
Antero Resources *	51,243	1,085,839
Apache	45,095	2,193,421
Atwood Oceanics *	4,200	32,886
Baker Hughes	10,780	640,008
Basic Energy Services *	4,852	131,829
Bill Barrett *	17,776	68,260
Callon Petroleum *	21,769	257,745
Carrizo Oil & Gas *	6,417	161,388
Chevron	22,824	2,435,321
Concho Resources *	1,473	186,570
Continental Resources *	12,945	548,997
Energen *	11,450	595,285
EOG Resources	7,700	712,250
Era Group *	5,410	68,761
Evolution Petroleum	31,483	251,864
ExxonMobil	41,543	3,391,986
Golar LNG	3,400	86,734
Green Plains	9,600	220,800
Hallador Energy	19,368	129,572
Independence Contract Drilling *	33,719	155,444
Matrix Service *	5,300	62,275

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
McDermott International *	98,000	$640,920
National Oilwell Varco	4,763	166,562
Nordic American Tankers	4,100	34,030
Occidental Petroleum	13,280	817,251
Patterson-UTI Energy	20,015	433,225
PDC Energy *	5,188	286,533
PHI *	4,100	48,093
Pioneer Natural Resources	14,117	2,442,100
Resolute Energy *	3,737	139,951
Ring Energy *	65,610	787,320
Schlumberger	13,276	963,705
Superior Energy Services *	17,970	217,078
TechnipFMC *	15,000	451,950
Transocean *	31,300	345,239
Valero Energy	24,437	1,578,875

		22,770,067

Financials — 6.7%
1st Constitution Bancorp	5,100	91,290
AGNC Investment ‡	9,799	206,465
Alleghany *	400	244,280
Allegiance Bancshares *	7,057	275,576
Allstate	3,900	317,031
Ambac Financial Group *	15,100	293,393
American Equity Investment Life Holding	1,800	42,696
American Express	5,600	443,800
American International Group	39,480	2,404,727
American National Bankshares	4,100	157,440
Ameriprise Financial	6,400	818,240
Annaly Capital Management ‡	14,548	171,812
Apollo Commercial Real Estate Finance ‡	13,960	269,288
Aspen Insurance Holdings	700	36,645
Atlantic Capital Bancshares *	12,554	246,058
Axis Capital Holdings	4,200	276,780
Banc of California	12,100	262,570
Bank of America	125,200	2,922,168
Bank of Commerce Holdings	24,000	270,000
Banner	9,188	507,178
Bar Harbor Bankshares	7,500	230,925
BB&T	8,700	375,666
Berkshire Hathaway, Cl B *	7,153	1,181,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Berkshire Hills Bancorp	7,700	$288,750
Blue Capital Reinsurance Holdings	6,800	128,520
Boston Private Financial Holdings	9,455	147,498
Bryn Mawr Bank	8,781	376,705
C&F Financial	2,400	120,000
Camden National	5,700	243,675
Capital Bank Financial, Cl A	805	33,407
Capital One Financial	19,685	1,582,280
CenterState Banks	20,509	517,442
Central Pacific Financial	10,300	322,184
Charles Schwab	41,570	1,614,995
Chimera Investment ‡	14,800	301,328
Chubb	3,023	414,907
Cincinnati Financial	6,400	461,376
Citigroup	101,065	5,974,963
Civista Bancshares	10,600	230,338
CME Group, Cl A	2,900	336,951
CNB Financial	9,800	234,122
CNO Financial Group	29,648	624,683
Consumer Portfolio Services *	11,800	57,466
Cowen Group, Cl A *	10,177	161,814
Crawford, Cl B	9,300	101,463
Customers Bancorp *	2,900	89,697
CYS Investments ‡	21,100	179,983
Dime Community Bancshares	6,400	124,480
Discover Financial Services	4,910	307,317
Donegal Group, Cl A	6,600	109,956
Dynex Capital ‡	21,100	146,012
EMC Insurance Group	4,500	129,060
Entegra Financial *	500	11,825
Enterprise Financial Services	3,591	151,720
Equity Residential ‡	10,400	671,632
ESSA Bancorp	4,500	68,085
Essent Group *	7,900	292,379
Everest Re Group	1,089	274,112
Farmers National Banc	9,500	135,850
FCB Financial Holdings, Cl A *	1,200	56,700
Federal Agricultural Mortgage, Cl C	10,100	576,205
Fidelity & Guaranty Life	5,622	159,946
Fidelity Southern	10,300	231,956
Fifth Third Bancorp	17,400	425,082
Financial Institutions	7,800	261,300

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
First American Financial	7,672	$333,042
First Bancorp	4,900	132,153
First Busey	4,700	140,765
First Business Financial Services	6,600	175,362
First Commonwealth Financial	21,900	282,729
First Community Bancshares	10,600	280,476
First Defiance Financial	7,600	407,664
First Financial	4,800	234,240
First Hawaiian	20,360	606,117
First Interstate BancSystem, Cl A	3,822	144,280
First Republic Bank	15,940	1,473,812
Flushing Financial	5,800	170,984
FNB	34,773	495,168
FNF Group	7,300	298,935
FNFV Group *	17,509	239,873
Franklin Financial Network *	20,916	848,144
FS Bancorp	2,600	114,062
GAIN Capital Holdings	12,900	91,461
Gladstone Investment	32,600	315,568
Goldman Sachs Group	1,300	290,940
Green Bancorp *	18,259	328,662
Guaranty Bancorp	7,235	181,960
Hanmi Financial	11,000	319,550
Hartford Financial Services Group	5,900	285,324
HCI Group	8,200	391,058
Heartland Financial USA	14,902	715,296
Heritage Commerce	40,706	581,282
Heritage Financial	11,878	313,579
Heritage Insurance Holdings	13,400	162,140
Horizon Bancorp	6,900	186,231
Horizon Technology Finance, Cl C	13,700	156,043
IBERIABANK	6,408	508,475
Independence Holding	5,900	111,805
Independent Bank	19,300	430,390
Intercontinental Exchange	6,500	391,300
JPMorgan Chase	14,540	1,264,980
KCG Holdings, Cl A *	18,800	374,120
KeyCorp	45,955	838,219
Lakeland Bancorp	7,035	136,831
LendingTree *	1,281	180,493
Lincoln National	12,800	843,904
M&T Bank	1,000	155,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Manning & Napier, Cl A	9,300	$53,940
Marsh & McLennan	4,600	340,998
Medallion Financial	15,700	32,028
Mercantile Bank	4,000	134,520
Merchants Bancshares	1,400	69,720
MidSouth Bancorp	9,900	150,975
MidWestOne Financial Group	5,497	190,746
Mortgage Investment Trust ‡	11,000	208,450
Nasdaq	11,490	791,316
National Commerce *	4,223	163,430
National Western Life Group, Cl A	800	244,992
New Mountain Finance	14,800	220,520
New Residential Investment ‡	16,900	281,723
New York Community Bancorp	16,100	213,969
New York Mortgage Trust ‡	31,200	199,992
Newtek Business Services	7,280	120,193
Northeast Bancorp	10,900	182,575
Northern Trust	17,095	1,538,550
Northrim BanCorp	5,400	172,800
Old Line Bancshares	3,800	105,488
OneMain Holdings, Cl A *	5,814	135,583
Owens Realty Mortgage ‡	5,998	108,924
Pacific Premier Bancorp *	14,954	546,569
Park Sterling	30,099	370,218
Parke Bancorp	3,000	71,400
PennantPark Investment	29,300	234,693
Peoples Bancorp	13,100	438,588
PNC Financial Services Group	4,000	479,000
Preferred Bank	12,816	679,120
Primerica	6,615	554,337
Provident Financial Holdings	3,400	65,382
Radian Group	19,705	332,620
Raymond James Financial	8,000	596,160
Regional Management *	14,800	293,484
Republic Bancorp, Cl A	2,600	93,548
S&T Bancorp	3,400	122,264
Selective Insurance Group	6,733	355,502
Sierra Bancorp	9,500	238,165
Signature Bank *	1,402	194,107
Southern National Bancorp of Virginia	7,600	138,396
State Bank Financial	13,809	370,910
State National	9,900	145,233

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Stifel Financial *	3,025	$147,832
SunTrust Banks	5,700	323,817
SVB Financial Group *	6,833	1,202,198
Synovus Financial	10,415	435,347
Torchmark	4,100	314,511
Travelers	2,600	316,316
TriCo Bancshares	16,201	574,487
Triumph Bancorp *	9,609	215,242
United Community Banks	20,767	567,977
United Financial Bancorp	8,500	146,795
United Insurance Holdings	7,600	115,976
Universal Insurance Holdings	10,700	278,735
US Bancorp	10,115	518,697
Veritex Holdings *	9,780	263,473
Wells Fargo	18,171	978,327
West Bancorporation	5,500	128,150
Willis Towers Watson	13,160	1,745,279
Wintrust Financial	5,928	420,058
WR Berkley	3,400	231,132
Zions Bancorporation	17,875	715,536

		68,277,779

Health Care — 6.3%
AbbVie	4,300	283,542
Abeona Therapeutics *	11,692	66,060
Aceto	13,176	208,840
Achillion Pharmaceuticals *	43,900	149,699
Adamas Pharmaceuticals *	5,935	97,215
Advaxis *	11,707	100,212
Adverum Biotechnologies *	23,600	67,260
Aetna	2,800	378,196
Agenus *	20,521	73,670
Akebia Therapeutics *	4,300	56,674
Albany Molecular Research *	23,577	377,468
Allergan	10,798	2,633,200
Almost Family *	3,500	173,775
AMAG Pharmaceuticals *	18,600	453,840
Amgen	13,965	2,280,764
AngioDynamics *	2,100	32,592
ANI Pharmaceuticals *	8,728	472,359
Antares Pharma *	54,916	171,338
Applied Genetic Technologies *	20,100	112,560
athenahealth *	9,171	898,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
AtriCure *	13,695	$280,747
AxoGen *	22,631	276,098
Becton Dickinson	4,783	894,277
Bellicum Pharmaceuticals *	5,274	70,513
BioCryst Pharmaceuticals *	9,261	58,715
BioSpecifics Technologies *	6,755	383,211
BioTelemetry *	20,279	667,179
Boston Scientific *	20,800	548,704
Bristol-Myers Squibb	19,939	1,117,581
Cara Therapeutics *	9,614	152,767
Cardiovascular Systems *	7,000	209,090
Celgene *	25,256	3,133,007
Celldex Therapeutics *	20,500	68,265
Cempra *	16,800	72,240
Centene *	3,600	267,840
Chimerix *	27,400	163,852
Clovis Oncology *	2,100	121,569
Coherus Biosciences *	3,000	57,600
Concert Pharmaceuticals *	17,898	284,041
Corbus Pharmaceuticals Holdings *	7,746	55,771
Cotiviti Holdings *	4,000	167,160
CR Bard	7,147	2,197,559
Cross Country Healthcare *	23,251	324,816
CryoLife	14,226	258,202
Curis *	25,505	61,722
Cutera *	12,952	253,212
Cytokinetics *	7,568	124,115
CytomX Therapeutics *	8,400	131,964
Danaher	4,500	374,985
DENTSPLY SIRONA	11,915	753,505
Eagle Pharmaceuticals *	2,769	250,844
Edwards Lifesciences *	1,986	217,805
Eli Lilly	12,363	1,014,508
Emergent BioSolutions *	6,200	185,442
Envision Healthcare *	3,058	171,340
Enzo Biochem *	20,049	176,431
Exactech *	8,200	243,130
Exelixis *	4,600	103,040
Express Scripts Holding *	12,870	789,446
FibroGen *	3,300	92,400
Flexion Therapeutics *	9,540	194,711
FONAR *	17,998	344,662

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
GenMark Diagnostics *	20,308	$260,349
Glaukos *	4,200	199,626
Global Blood Therapeutics *	2,000	57,900
Hanger *	3,900	51,051
HCA Holdings *	9,800	825,258
Henry Schein *	3,280	570,064
Heska *	5,770	624,602
Illumina *	9,472	1,750,994
Immunomedics *	16,208	92,872
Infinity Pharmaceuticals *	21,900	47,085
Inogen *	2,791	231,346
Inovio Pharmaceuticals *	13,487	84,833
Integer Holdings *	8,400	308,700
Intersect ENT *	9,681	183,939
Intra-Cellular Therapies, Cl A *	12,000	165,840
Intuitive Surgical *	1,838	1,536,329
Invitae *	13,811	152,335
Ironwood Pharmaceuticals, Cl A *	3,600	58,752
Jazz Pharmaceuticals *	3,300	525,624
Johnson & Johnson	23,700	2,926,239
La Jolla Pharmaceutical *	7,644	221,676
Laboratory Corp of America Holdings *	4,800	672,720
Lannett *	17,800	462,800
Lantheus Holdings *	35,600	462,800
LeMaitre Vascular	21,165	629,659
Lion Biotechnologies *	14,177	97,113
LivaNova *	752	39,630
Masimo *	4,700	482,878
Medicines *	2,100	103,572
Medpace Holdings *	2,500	79,275
Medtronic	7,100	589,939
Merck	40,427	2,519,815
Molina Healthcare *	7,500	373,425
Momenta Pharmaceuticals *	12,200	175,070
MyoKardia *	1,800	23,490
NanoString Technologies *	6,900	120,612
Natus Medical *	3,800	133,000
Nektar Therapeutics, Cl A *	13,300	252,301
NeoGenomics *	52,949	399,765
Nevro *	900	84,798
Novadaq Technologies *	4,100	28,536
Nuvectra *	10,500	85,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Obalon Therapeutics *	17,874	$189,822
Ophthotech *	38,100	113,157
Paratek Pharmaceuticals *	4,624	99,185
PAREXEL International *	2,090	133,405
Patterson	21,000	934,290
PDL BioPharma	13,700	30,825
Pfenex *	30,791	148,105
Pfizer	62,547	2,121,594
PharMerica *	12,065	284,734
PRA Health Sciences *	16,000	1,023,360
Progenics Pharmaceuticals *	79,553	630,060
Quest Diagnostics	6,300	664,713
RadNet *	24,741	149,683
Regeneron Pharmaceuticals *	4,089	1,588,536
Repligen *	11,668	429,266
Revance Therapeutics *	4,140	90,045
Sangamo Therapeutics *	4,500	21,600
SciClone Pharmaceuticals *	8,040	77,586
Select Medical Holdings *	16,100	221,375
Spectrum Pharmaceuticals *	14,400	109,584
STERIS	9,320	687,816
Sucampo Pharmaceuticals, Cl A *	12,700	128,905
Supernus Pharmaceuticals *	7,402	241,305
Surmodics *	10,015	228,843
Syndax Pharmaceuticals *	2,500	23,725
Synergy Pharmaceuticals *	29,320	120,798
Tactile Systems Technology *	9,477	178,641
Teligent *	41,850	330,197
Thermo Fisher Scientific	1,800	297,594
UnitedHealth Group	20,233	3,538,347
Universal Health Services, Cl B	5,810	701,615
Vanda Pharmaceuticals *	18,660	284,565
Varex Imaging *	5,160	173,170
Varian Medical Systems *	12,400	1,125,176
Veracyte *	8,800	74,536
Vocera Communications *	17,679	448,339
Waters *	2,572	436,957
WellCare Health Plans *	2,400	368,184
Xencor *	3,300	84,711
Zoetis, Cl A	9,315	522,665

		64,151,696

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials — 5.0%
3M	3,966	$776,662
ABM Industries	4,217	182,132
ACCO Brands *	24,400	347,700
Aegion, Cl A *	3,800	86,716
AGCO	10,200	652,698
Air Transport Services Group *	15,000	275,850
Alaska Air Group	3,006	255,780
Allegiant Travel, Cl A	630	91,602
Allegion	8,485	667,260
American Woodmark *	600	55,140
AMETEK	13,890	794,508
ARC Document Solutions *	26,000	95,680
ArcBest	6,766	178,961
Arconic	30,000	819,900
Argan	10,088	674,383
Astec Industries	5,088	322,325
Atkore International Group *	12,700	333,502
Barrett Business Services	3,000	172,980
BMC Stock Holdings *	900	20,970
Boeing	4,500	831,735
Builders FirstSource *	19,600	313,796
Caesarstone *	6,400	254,080
CAI International *	5,100	105,162
CBIZ *	27,595	434,621
Cemtrex	3,800	12,122
CH Robinson Worldwide	3,709	269,644
Chicago Bridge & Iron	17,000	511,360
Cintas	2,000	244,940
Columbus McKinnon	5,800	151,554
Continental Building Products *	7,400	180,190
Covenant Transportation Group, Cl A *	14,521	271,978
CRA International	4,000	151,760
Cummins	3,500	528,290
Curtiss-Wright	1,000	93,460
Deere	3,410	380,590
Deluxe	5,995	431,100
DMC Global	22,309	341,328
Donaldson	8,500	393,380
Dover	10,055	793,138
Ducommun *	14,862	436,794
Dun & Bradstreet	6,610	724,522
Eastern	6,900	190,785

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
EMCOR Group	3,797	$249,615
EnerSys	2,400	199,464
Equifax	1,700	230,027
Esterline Technologies *	3,647	333,518
Expeditors International of Washington	7,600	426,284
FedEx	3,914	742,486
Fortive	2,250	142,335
Gencor Industries *	16,910	280,706
General Cable	8,804	158,472
General Dynamics	2,400	465,096
General Electric	99,300	2,878,707
Gibraltar Industries *	9,430	370,128
Global Brass & Copper Holdings	7,300	260,245
Goldfield *	24,000	130,800
GP Strategies *	10,201	276,447
Greenbrier	2,000	86,900
Hawaiian Holdings *	14,100	765,630
HD Supply Holdings *	23,700	955,110
Honeywell International	5,227	685,469
Hubbell, Cl B	4,960	561,125
Hudson Technologies *	32,906	233,633
Huntington Ingalls Industries	1,000	200,890
Hurco	1,867	54,143
IES Holdings *	16,099	321,980
IHS Markit *	19,900	863,660
Insperity	1,000	91,350
Interface, Cl A	1,400	27,860
Johnson Controls International	15,027	624,672
Kadant	5,057	314,293
Kelly Services, Cl A	7,900	176,328
Kennametal	2,100	87,318
L3 Technologies	1,991	341,994
Layne Christensen *	26,997	215,166
Leidos Holdings	1,675	88,206
Lockheed Martin	1,900	511,955
LSI Industries	29,120	264,118
Meritor *	9,900	176,319
Moog, Cl A *	400	27,460
Mueller Industries	3,401	108,968
MYR Group *	13,462	568,904
Neff, Cl A *	3,000	52,800

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Nielsen Holdings	14,510	$596,797
NN	21,774	600,962
Northrop Grumman	1,600	393,536
Northwest Pipe *	13,199	184,918
NV5 Global *	11,974	463,394
On Assignment *	3,399	175,966
PAM Transportation Services *	5,100	95,727
Park-Ohio Holdings	7,500	295,125
Patrick Industries *	6,693	475,538
Ply Gem Holdings *	7,540	145,145
Quad	13,300	349,258
Raytheon	2,622	406,961
RBC Bearings *	2,094	210,028
Roadrunner Transportation Systems *	10,500	70,560
Roper Technologies	4,838	1,058,070
Rush Enterprises, Cl A *	9,400	354,850
Saia *	6,500	312,975
SkyWest	14,114	525,041
Sparton *	5,500	122,485
SPX FLOW *	10,500	379,470
Stanley Black & Decker	1,900	258,685
Stericycle *	18,317	1,563,173
Tennant	1,996	146,207
Tetra Tech	7,390	324,791
Timken	8,155	393,479
Triton International	2,007	61,434
Triumph Group	14,700	385,140
TrueBlue *	12,500	341,875
Union Pacific	5,784	647,577
United Continental Holdings *	10,500	737,205
United Parcel Service, Cl B	9,078	975,522
United Technologies	13,264	1,578,283
Univar *	46,200	1,379,070
Universal Forest Products	1,000	95,290
Universal Logistics Holdings	10,300	143,685
Vectrus *	11,027	280,527
Verisk Analytics, Cl A *	7,700	637,637
Veritiv *	1,300	67,145
Wabash National	25,000	569,500
WABCO Holdings *	3,870	460,027
Waste Management	7,000	509,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Watsco	1,068	$148,238
Werner Enterprises	22,000	600,600
Willdan Group *	1,100	31,207
WW Grainger	824	158,785
Xylem	14,190	729,508
YRC Worldwide *	10,200	108,732

		50,951,247

Information Technology — 9.6%
Activision Blizzard	42,507	2,220,991
Adobe Systems *	15,436	2,064,411
Advanced Energy Industries *	16,800	1,239,840
Akamai Technologies *	14,500	883,630
Alphabet, Cl A *	12,377	11,442,784
Amber Road *	32,569	266,740
American Software, Cl A	1,800	19,746
Amphenol, Cl A	9,830	710,807
Apple	31,743	4,559,882
Applied Materials	61,600	2,501,576
Applied Optoelectronics *	1,900	93,841
Aspen Technology *	2,904	178,567
Atlassian, Cl A *	3,900	134,472
Autobytel *	29,532	387,164
Automatic Data Processing	8,130	849,504
AXT *	43,986	296,905
Bankrate *	32,800	347,680
Barracuda Networks *	14,600	296,818
Bel Fuse, Cl B	7,700	186,340
Black Box	7,300	72,270
Blackhawk Network Holdings, Cl A *	1,500	60,675
Blucora *	45,600	841,320
Broadcom, Cl A	6,000	1,324,860
Brooks Automation	7,121	179,876
Cabot Microelectronics	4,000	313,400
CACI International, Cl A *	1,893	223,374
Cardtronics *	500	20,790
Care.com *	1,100	13,035
Cass Information Systems	2,113	140,451
CEVA *	9,711	349,596
Cirrus Logic *	5,000	321,750
Cisco Systems	46,247	1,575,635
ClearOne	10,900	111,180
Cohu	4,800	89,904

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Corning	30,300	$874,155
Cree *	33,500	732,980
CSRA	13,005	378,185
CyberOptics *	7,782	168,480
Cypress Semiconductor	27,786	389,282
Dell Technologies, Cl V *	854	57,312
DHI Group *	28,400	109,340
Diodes *	6,800	159,052
eBay *	5,326	177,942
EchoStar, Cl A *	44,854	2,581,796
Electronic Arts *	1,900	180,158
EMCORE	25,351	228,159
Endurance International Group Holdings *	21,400	162,640
EPAM Systems *	2,936	226,072
ePlus *	10,300	733,875
Everi Holdings *	23,900	151,765
Evolving Systems	16,100	80,500
Exa *	12,445	171,243
Extreme Networks *	35,100	274,307
Facebook, Cl A *	37,411	5,621,003
Fidelity National Information Services	3,100	260,989
Fiserv *	2,600	309,764
Five9 *	27,487	501,500
FLIR Systems	4,300	157,939
FormFactor *	23,251	258,086
GTT Communications *	12,608	346,720
Hackett Group	36,731	728,376
Harris	4,335	485,043
HP	28,400	534,488
IAC *	4,525	375,620
Ichor Holdings *	23,412	454,193
Impinj *	7,938	297,516
Intel	49,821	1,801,029
InterDigital	400	35,960
International Business Machines	2,500	400,725
Itron *	9,000	583,650
Jabil Circuit	32,500	943,150
Juniper Networks	45,800	1,377,206
Key Tronic *	9,600	75,552
KLA-Tencor	4,200	412,524

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Kulicke & Soffa Industries *	10,300	$229,896
LogMeIn	4,300	485,900
Luxoft Holding, Cl A *	700	43,155
Mastercard, Cl A	42,304	4,920,801
Mesa Laboratories	1,713	239,512
Methode Electronics	7,300	325,215
Microchip Technology	10,820	817,776
Micron Technology *	11,046	305,643
Microsoft	22,889	1,566,981
MicroStrategy, Cl A *	200	38,034
MKS Instruments	10,528	823,816
Model N *	16,700	178,690
Motorola Solutions	9,428	810,525
Nanometrics *	900	28,399
NCI, Cl A *	10,753	159,682
NCR *	31,721	1,308,491
NETGEAR *	1,900	89,585
Network-1 Technologies, Cl 1	69,300	332,640
Nuance Communications *	36,500	652,985
NVIDIA	28,599	2,982,876
Oracle	71,475	3,213,516
Palo Alto Networks *	20,530	2,225,658
Park City Group *	22,546	285,207
Paychex	13,831	819,902
PC Connection	12,300	353,502
PCM *	15,400	388,080
PDF Solutions *	15,839	301,258
Photronics *	30,858	354,867
Planet Payment *	59,864	249,633
Plexus *	2,891	150,303
PRGX Global *	20,700	135,585
Progress Software	16,800	499,296
PTC *	11,590	626,439
QAD, Cl A	8,250	249,150
QUALCOMM	4,021	216,089
Radisys *	47,443	190,246
RealPage *	10,900	403,845
Reis	7,007	131,732
Rogers *	1,400	144,116
Rudolph Technologies *	7,400	181,300
salesforce.com *	28,721	2,473,452
Sanmina *	2,900	108,025

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
ScanSource *	3,800	$150,100
Science Applications International	7,522	549,031
Semtech *	7,700	262,955
Shopify, Cl A *	2,391	181,596
ShoreTel *	22,880	149,864
Spok Holdings	2,100	37,695
Synaptics *	3,300	180,741
Telenav *	32,109	279,348
TeleTech Holdings	3,283	102,594
Teradata *	36,000	1,050,480
Total System Services	18,785	1,076,568
Travelport Worldwide	4,900	64,533
Unisys *	47,475	536,467
Upland Software *	8,565	170,358
USA Technologies *	67,075	328,668
Verint Systems *	5,943	233,560
VeriSign *	1,393	123,866
Versum Materials	2,059	65,929
Visa, Cl A	24,847	2,266,543
Vishay Intertechnology	6,300	103,005
Vishay Precision Group *	11,400	196,080
Wayside Technology Group	5,374	113,123
Web.com Group *	25,382	489,873
Western Digital	11,300	1,006,491
Wix.com *	1,200	98,940
Xactly *	19,482	225,991
Zix *	44,300	240,549

		98,444,841

Materials — 2.0%
AdvanSix *	209	5,697
Air Products & Chemicals	4,118	578,579
Alcoa	15,200	512,696
American Vanguard	16,715	279,976
Ashland Global Holdings	4,560	563,160
Avery Dennison	1,600	133,136
Balchem	1,061	86,111
Ball	3,555	273,344
Boise Cascade *	12,300	375,150
Cabot	1,900	114,361
CF Industries Holdings	57,689	1,542,604
Chemours	11,700	471,393
Clearwater Paper *	1,600	77,760

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials (continued)
Commercial Metals	1,000	$18,640
Core Molding Technologies *	8,400	166,152
Crown Holdings *	2,400	134,616
Eastman Chemical	2,600	207,350
Ecolab	3,284	423,932
EI du Pont de Nemours	8,668	691,273
Ferro *	18,669	334,548
FMC	12,000	878,760
HB Fuller	4,529	239,267
Huntsman	37,000	916,490
International Flavors & Fragrances	4,173	578,336
International Paper	4,700	253,659
Kaiser Aluminum	2,585	218,200
KapStone Paper and Packaging	12,585	265,418
KMG Chemicals	2,700	141,885
Koppers Holdings *	800	33,960
Kraton *	5,900	192,989
Louisiana-Pacific *	6,400	164,736
LSB Industries *	20,412	224,940
Martin Marietta Materials	1,100	242,209
Materion	11,539	439,059
Minerals Technologies	200	15,740
Monsanto	8,495	990,602
Nucor	3,700	226,921
OMNOVA Solutions *	32,900	312,550
Packaging Corp of America	2,500	246,950
PH Glatfelter	10,600	228,006
PPG Industries	3,294	361,813
Praxair	4,032	503,919
Rayonier Advanced Materials	11,100	147,075
RPM International	2,400	126,144
Sealed Air	7,800	343,356
Sensient Technologies	6,165	504,297
Sherwin-Williams	5,261	1,760,752
TimkenSteel *	11,153	168,187
Trinseo	13,400	889,760
US Concrete *	6,269	388,678
Vulcan Materials	2,200	265,936
WR Grace	10,265	715,676

		19,976,748

Real Estate — 1.7%
Acadia Realty Trust ‡	9,769	284,083
Ashford Hospitality Prime ‡	6,500	68,835

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Real Estate (continued)
AvalonBay Communities ‡	3,639	$690,828
Boston Properties ‡	4,109	520,199
Camden Property Trust ‡	5,923	487,641
Chatham Lodging Trust ‡	7,547	146,110
Colony NorthStar, Cl A ‡	162,258	2,120,712
CorEnergy Infrastructure Trust ‡	6,080	221,798
CoreSite Realty ‡	8,445	826,343
Crown Castle International ‡	8,221	777,707
Digital Realty Trust	5,600	643,104
DuPont Fabros Technology	9,100	469,105
Equinix ‡	2,226	929,800
Equity Commonwealth ‡ *	19,755	631,963
Forestar Group *	18,500	261,775
Getty Realty ‡	5,631	144,154
GGP ‡	22,700	490,547
Gladstone Commercial ‡	9,400	209,620
Hudson Pacific Properties ‡	9,377	322,194
Independence Realty Trust ‡	16,402	150,898
Iron Mountain ‡	11,827	411,483
Mid-America Apartment Communities ‡	5,745	569,961
National Storage Affiliates Trust ‡	12,910	316,295
Pennsylvania ‡	11,400	157,890
Public Storage ‡	3,000	628,140
QTS Realty Trust, Cl A ‡	8,000	427,520
Ramco-Gershenson Properties Trust ‡	11,500	153,295
Rexford Industrial Realty ‡	13,867	345,843
Ryman Hospitality Properties ‡	6,600	420,948
Sabra Health Care ‡	6,376	173,363
Seritage Growth Properties ‡	2,858	118,607
Simon Property Group ‡	5,346	883,480
Summit Hotel Properties	27,700	457,881
Sun Communities	3,984	333,102
Ventas ‡	10,200	652,902
Welltower ‡	9,900	707,256

		17,155,382

Telecommunication Services — 1.3%
AT&T	56,556	2,241,314
Boingo Wireless *	26,767	382,500
Iridium Communications *	13,200	139,920
Level 3 Communications *	54,116	3,288,088
magicJack VocalTec *	32,800	268,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Telecommunication Services (continued)
T-Mobile US *	49,309	$3,317,017
Verizon Communications	85,440	3,922,551

		13,560,350

Utilities — 1.3%
Alliant Energy	13,028	512,261
Ameren	2,547	139,296
American Electric Power	7,537	511,235
American Water Works	9,735	776,464
Atlantica Yield	7,600	158,384
Atmos Energy	10,560	855,571
Avangrid	11,070	481,545
Avista	3,612	145,708
Black Hills	3,250	221,065
Calpine *	12,732	129,866
Chesapeake Utilities	4,513	330,803
CMS Energy	3,900	177,060
Dominion Resources	9,100	704,613
DTE Energy	7,229	756,081
Duke Energy	10,176	839,520
Edison International	2,000	159,940
Eversource Energy	1,900	112,860
Exelon	14,500	502,135
FirstEnergy	21,500	643,710
Gas Natural	5,100	63,750
IDACORP	3,643	307,906
NiSource	31,830	771,878
Northwest Natural Gas	2,328	138,749
NorthWestern	1,991	119,022
PG&E	1,607	107,749
Portland General Electric	8,193	371,471
Public Service Enterprise Group	3,900	171,795
SCANA	5,052	334,998
South Jersey Industries	8,230	308,790
Southern	7,987	397,752
Southwest Gas Holdings	700	58,632
Spire	3,506	240,336
WEC Energy Group	11,966	724,182
Xcel Energy	11,234	506,092

		12,781,219

		451,717,267

Total Common Stock (Cost $777,505,802)		953,743,671

REGISTERED INVESTMENT COMPANIES — 3.6%
	Shares	Value

CLOSED-END FUNDS — 0.0%
F&C Commercial Property Trust	61,818	$121,462
FII BTG Pactual Corporate Office Fund ‡	191	6,107

		127,569

EXCHANGE TRADED FUND — 0.0%
iShares MSCI South Korea Capped ETF	3,739	232,192

OPEN-END FUND — 3.6%
Oakmark International Small Cap Fund, Cl I	2,126,806	35,964,286

Total Registered Investment Companies (Cost $29,009,913)		36,324,047

PREFERRED STOCK (C) — 0.4%
BRAZIL — 0.2%
Alpargatas	26,600	111,795
Banco do Estado do Rio Grande do Sul	84,200	380,671
Centrais Eletricas Brasileiras	28,200	199,458
Centrais Eletricas Santa Catarina	3,600	20,291
Cia Brasileira de Distribuicao *	100	2,263
Cia Energetica de Minas Gerais	21,968	61,183
Eucatex Industria e Comercio	3,300	3,483
Gerdau	79,062	243,858
Itausa — Investimentos Itau	47,729	147,967
Lojas Americanas	16,100	84,963
Marcopolo	181,500	136,666
Suzano Papel e Celulose, Cl A *	11,183	46,965
Telefonica Brasil	35,072	521,100
Vale, Cl A	9,000	74,233

		2,034,896

CHILE — 0.0%
Embotelladora Andina, Cl B	23,882	99,363

GERMANY — 0.1%
Henkel & KGaA	6,422	874,436
Volkswagen	1,203	190,733

		1,065,169

SOUTH AFRICA — 0.0%
Absa Bank	257	14,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

PREFERRED STOCK (C) — continued
	Shares/ Number of Rights/ Face Amount	Value

SOUTH KOREA — 0.1%
Hyundai Motor	6,800	$593,409
LG Chemical	358	57,260
LG Household & Health Care	189	88,861
Samsung Electronics	422	650,115

		1,389,645

Total Preferred Stock (Cost $3,825,515)		4,603,104

RIGHTS * — 0.0%
Bank of Communications ‡‡	710	—
China Everbright International, Expires 05/03/17	493	—
E.Sun Financial Holding, Expires 05/05/17	5,337	575
Siam City Cement, Expires 05/18/17	1,626	1,269
Synergetics, Expires 10/15/18	33,700	—
Tritax Big Box, Expires 05/15/17	6,590	341

Total Rights (Cost $—)		2,185

CORPORATE OBLIGATION — 0.0%
INDUSTRIALS — 0.0%
Mueller Industries 6.000%, 03/01/27 (Cost $5 )	$5	5

Total Investments — 97.5% (Cost $810,341,235)		$994,673,012

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
5/1/17	USD	370,175	AUD	486,200	$(6,108)
5/1/17-7/27/17	AUD	2,298,600	USD	1,729,979	9,821
5/8/17	JPY	17,137,791	USD	153,825	41
5/8/17	USD	7,863	JPY	876,039	(2)
5/15/17	EUR	9,653,800	USD	10,360,979	(163,231)
6/30/17-9/20/17	CHF	1,117,000	USD	1,119,578	(13,451)
7/10/17	GBP	2,239,700	USD	2,802,669	(104,280)

					$(277,210)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Depreciation
Brown Brothers Harriman	$(1,263,399)	$1,249,971	$(13,428)
State Street	(15,552,769)	15,288,987	(263,782)

			$(277,210)

For the six-month period ended April 30, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $1,020,277,202.

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2017, was $62,531 and represented 0.0% of net assets.
(C)	Interest rate unavailable.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Private Joint Stock Company

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Argentina	$1,184,576	$—	$—	$1,184,576
Australia	18,697,555	—	—	18,697,555
Austria	3,656,722	—	—	3,656,722
Belgium	4,939,535	—	—	4,939,535
Bermuda	269,172	—	—	269,172
Brazil	10,853,909	—	—	10,853,909
Canada	23,076,155	—	—	23,076,155
Chile	1,570,404	—	—	1,570,404
China	40,025,242	—	—	40,025,242
Colombia	281,807	—	—	281,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2017
(unaudited)

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Czech Republic	$198,183	$—	$—	$198,183
Denmark	6,688,185	—	—	6,688,185
Egypt	113,713	27,307	—	141,020
Finland	4,664,951	—	—	4,664,951
France	27,143,897	—	—	27,143,897
Germany	32,002,923	—	—	32,002,923
Greece	705,045	—	—	705,045
Hong Kong	17,036,198	—	53,657	17,089,855
Hungary	223,246	—	—	223,246
India	16,011,216	—	—	16,011,216
Indonesia	5,456,969	—	8,874	5,465,843
Ireland	6,611,747	—	—	6,611,747
Israel	1,284,167	1,867,364	—	3,151,531
Italy	13,150,601	—	—	13,150,601
Japan	44,284,318	—	—	44,284,318
Malaysia	7,189,415	—	—	7,189,415
Mexico	5,607,611	—	—	5,607,611
Netherlands	18,503,208	—	—	18,503,208
New Zealand	1,370,148	—	—	1,370,148
Norway	2,981,232	—	—	2,981,232
Panama	1,480,746	—	—	1,480,746
Peru	325,548	—	—	325,548
Philippines	539,939	1,922,340	—	2,462,279
Poland	3,609,830	—	—	3,609,830
Portugal	1,551,881	—	—	1,551,881
Puerto Rico	392,175	—	—	392,175
Russia	6,624,545	—	—	6,624,545
Singapore	4,210,123	—	—	4,210,123
South Africa	7,555,536	—	—	7,555,536
South Korea	27,913,357	—	—	27,913,357
Spain	11,852,781	—	—	11,852,781
Sweden	7,488,440	—	—	7,488,440
Switzerland	33,458,270	—	—	33,458,270
Taiwan	13,273,302	—	—	13,273,302
Thailand	6,988,494	—	—	6,988,494
Turkey	3,968,941	—	—	3,968,941
United Arab Emirates	200,353	483,038	—	683,391
United Kingdom	50,447,513	—	—	50,447,513
United States	451,717,267	—	—	451,717,267

Total Common Stock	949,381,091	4,300,049	62,531	953,743,671

Registered Investment Companies	36,324,047	—	—	36,324,047
Preferred Stock
Brazil	2,034,896	—	—	2,034,896
Chile	99,363	—	—	99,363
Germany	1,065,169	—	—	1,065,169
South Africa	14,031	—	—	14,031
South Korea	1,389,645	—	—	1,389,645

Total Preferred Stock	4,603,104	—	—	4,603,104

Rights	2,185	—	—	2,185
Corporate Obligation	—	5	—	5

Total Investments in Securities	$990,310,427	$4,300,054	$62,531	$994,673,012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$9,862	$—	$9,862
Unrealized Depreciation	—	(287,072)	—	(287,072)

Total Other Financial Instruments	$—	$(277,210)	$—	$(277,210)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

For the six-month period ended April 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to market closures. As of April 30, 2017, securities with a total value of $4,300,049 transferred from Level 1 to Level 2 and securities due to the application of the fair value provided by MarkIt. For the six-month period ended April 30, 2017, there were transfers between Level 1 and Level 3 assets of $62,531 due to changes in the availability of unadjusted inputs used to determine fair value. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2017
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 49.5%
	Shares	Value

OPEN-END FUNDS — 49.5%
AllianzGI Convertible Fund, Cl I	1,554,103	$49,948,859
PIMCO Emerging Local Bond Fund, Cl I	7,424,250	55,162,175

Total Registered Investment Companies (Cost $112,163,747)		105,111,034

COMMON STOCK — 24.6%
ENERGY — 23.7%
American Midstream Partners LP (A)	70,904	1,052,924
Arc Logistics Partners LP (A)	24,593	368,157
Archrock Partners LP (A)	67,900	1,110,165
Blueknight Energy Partners LP (A)	26,620	186,340
Buckeye Partners LP (A)	21,038	1,455,409
Capital Product Partners LP	10,300	35,947
Crestwood Equity Partners LP (A)	65,502	1,660,476
CrossAmerica Partners LP	26,421	690,381
CSI Compressco (A)	45,664	369,879
DCP Midstream LP (A)	59,510	2,254,834
Enbridge Energy Escrow Account *	388,717	—
Enbridge Energy Management LLC *	162,567	3,017,239
EnLink Midstream Partners LP	149,308	2,650,217
GasLog Partners LP (A)	11,948	284,960
Genesis Energy LP (A)	51,255	1,606,332
Global Partners LP (A)	36,290	676,808
Golar LNG Partners LP (A)	46,912	1,071,001
Granite Oil	51,432	194,417
Hoegh LNG Partners LP (A)	6,282	127,211
Holly Energy Partners LP (A)	23,282	865,392
KNOT Offshore Partners LP (A)	23,335	558,873
Martin Midstream Partners LP (A)	81,619	1,611,975

COMMON STOCK — continued
	Shares/ Face Amount(1)		Value

ENERGY (continued)
NGL Energy Partners LP (A)		116,461	$1,863,376
Northern Blizzard Resources		101,967	252,481
NuStar Energy LP (A)		68,081	3,279,462
NuStar GP Holdings		1,200	33,000
ONEOK		43,510	2,289,061
PBF Logistics LP (A)		2,005	41,504
Sanchez Production Partners LP (A)		22,500	312,750
Sprague Resources LP		19,540	499,247
Summit Midstream Partners LP (A)		75,996	1,789,706
Sunoco Logistics Partners LP (A)		180,346	4,317,471
Sunoco LP (A)		74,716	2,270,619
Targa Resources		73,570	4,055,914
TC Pipelines LP (A)		25,264	1,529,230
Teekay LNG Partners LP		47,680	796,256
Teekay Offshore Partners LP		10,030	53,259
USA Compression Partners LP		80,255	1,344,271
USD Partners LP		9,740	135,386
Williams Partners LP (A)		85,555	3,501,766

			50,213,696

FINANCIALS — 0.1%
Annaly Capital Management ‡		19,000	224,390
Oslo Bors VPS Holding		11,150	137,654

			362,044

UTILITIES — 0.8%
AmeriGas Partners LP (A)		9,800	441,196
Suburban Propane Partners LP (A)		47,930	1,234,197

			1,675,393

Total Common Stock (Cost $47,903,232)			52,251,133

CORPORATE OBLIGATIONS — 22.7%
CONSUMER DISCRETIONARY — 3.1%
Carlson Travel 9.500%, 12/15/24 (B)		475,000	490,437
Codere Finance 2 Luxembourg 7.625%, 11/01/21 (B)		625,000	608,500
Entertainment One 6.875%, 12/15/22 (B)	GBP	150,000	211,863
Gol LuxCo 9.500%, 07/20/21 (B)		76,407	70,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

CONSUMER DISCRETIONARY (continued)
Golden Nugget 8.500%, 12/01/21 (B)	650,000	$693,875
Live Nation Entertainment 4.875%, 11/01/24 (B)	485,000	488,638
Men’s Wearhouse 7.000%, 07/01/22	500,000	435,000
MGM Resorts International 7.750%, 03/15/22	695,000	809,675
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	337,000	348,997
Station Casinos 7.500%, 03/01/21	475,000	494,594
Univision Communications 5.125%, 02/15/25 (B)	885,000	881,681
Viking Cruises 8.500%, 10/15/22 (B)	725,000	757,625
William Hill 4.875%, 09/07/23	GBP 200,000	270,050

		6,561,707

CONSUMER STAPLES — 4.3%
AdvancePierre Foods Holdings 5.500%, 12/15/24 (B)	770,000	858,550
B&G Foods 5.250%, 04/01/25	645,000	660,338
Clearwater Seafoods 6.875%, 05/01/25 (B)	210,000	217,350
Constellis Holdings 9.750%, 05/15/20 (B)	825,000	887,535
Hearthside Group Holdings 6.500%, 05/01/22 (B)	625,000	629,687
JBS USA 5.875%, 07/15/24 (B)	825,000	860,063
Kronos Acquisition Holdings 9.000%, 08/15/23 (B)	490,000	496,738
Post Holdings 5.000%, 08/15/26 (B)	945,000	940,275
Prime Security Services Borrower 9.250%, 05/15/23 (B)	755,000	824,838
Simmons Foods 7.875%, 10/01/21 (B)	990,000	1,051,875
Southern Graphics 8.375%, 10/15/20 (B)	855,000	869,963
TreeHouse Foods 6.000%, 02/15/24 (B)	725,000	772,125

		9,069,337

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

ENERGY — 3.3%
California Resources 8.000%, 12/15/22 (B)	520,000	$397,800
5.500%, 09/15/21	531,000	392,940
Denbury Resources 5.500%, 05/01/22	705,000	525,225
Energen MTN 7.125%, 02/15/28	235,000	246,750
Energen 4.625%, 09/01/21	731,000	732,827
MEG Energy 7.000%, 03/31/24 (B)	1,448,000	1,292,340
Murphy Oil 7.050%, 05/01/29	270,000	285,863
6.875%, 08/15/24	75,000	79,875
5.125%, 12/01/42	477,000	450,765
Northern Blizzard Resources 7.250%, 02/01/22 (B)	1,190,000	1,202,495
Sanchez Energy 6.125%, 01/15/23	575,000	528,994
Whiting Petroleum 5.750%, 03/15/21	820,000	815,900

		6,951,774

FINANCIALS — 0.6%
DFC Finance 12.000%, 06/16/20 (B)	606,493	363,896
Ladbrokes Group Finance 5.125%, 09/08/23	GBP 400,000	517,304
Minerva Luxembourg 6.500%, 09/20/26 (B)	500,000	496,245

		1,377,445

HEALTH CARE — 3.8%
Acadia Healthcare 5.125%, 07/01/22	930,000	940,462
DaVita 5.000%, 05/01/25	890,000	896,675
Envision Healthcare 5.125%, 07/01/22 (B)	825,000	837,375
Halyard Health 6.250%, 10/15/22	825,000	858,000
HCA 4.750%, 05/01/23	407,000	427,350
4.500%, 02/15/27	394,000	397,739
Kindred Healthcare 6.375%, 04/15/22	800,000	773,000
LifePoint Health 5.375%, 05/01/24 (B)	750,000	757,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE (continued)
MEDNAX 5.250%, 12/01/23 (B)	$250,000	$255,625
Select Medical 6.375%, 06/01/21	790,000	807,775
Tenet Healthcare 4.500%, 04/01/21	1,025,000	1,023,719

		7,975,220

INDUSTRIALS — 3.9%
Actuant 5.625%, 06/15/22	670,000	690,937
Airxcel 8.500%, 02/15/22 (B)	450,000	463,500
ATS Automation Tooling Systems 6.500%, 06/15/23 (B)	805,000	837,200
CBC Ammo 7.250%, 11/15/21 (B)	815,000	821,112
Engility 8.875%, 09/01/24 (B)	715,000	763,262
Gol Linhas Aereas 10.750%, 02/12/23 (B)	400,000	142,800
IHS Markit 5.000%, 11/01/22 (B)	550,000	587,813
Manitowoc Foodservice 9.500%, 02/15/24	775,000	895,125
MasTec 4.875%, 03/15/23	715,000	715,000
Sensata Technologies BV 4.875%, 10/15/23 (B)	780,000	787,800
Techniplas 10.000%, 05/01/20 (B)	227,000	208,840
Tervita Escrow 7.625%, 12/01/21 (B)	630,000	647,325
Titan International 6.875%, 10/01/20	705,000	724,388

		8,285,102

INFORMATION TECHNOLOGY — 1.6%
Gartner 5.125%, 04/01/25 (B)	900,000	931,500
Leidos 7.125%, 07/01/32	436,000	473,605
5.500%, 07/01/33	295,000	276,185
Microsemi 9.125%, 04/15/23 (B)	625,000	718,750
Qorvo 7.000%, 12/01/25	835,000	926,850

		3,326,890

CORPORATE OBLIGATIONS — continued
	Face Amount(1)/ Shares		Value

MATERIALS — 1.3%
Crown Americas 4.500%, 01/15/23		675,000	$696,937
Kissner Holdings 8.375%, 12/01/22 (B)		1,030,000	1,067,337
LSB Industries 7.750%, 08/01/19 (C)		682,000	668,360
Sealed Air 5.125%, 12/01/24 (B)		312,000	326,820

			2,759,454

REAL ESTATE — 0.1%
Iron Mountain US Holdings ‡ 5.375%, 06/01/26 (B)		295,000	300,163

TELECOMMUNICATION SERVICES — 0.4%
Virgin Media Finance 6.000%, 10/15/24 (B)		800,000	838,000

UTILITIES — 0.3%
Stoneway Capital 10.000%, 03/01/27 (B)		675,000	708,750

Total Corporate Obligations (Cost $46,925,153)			48,153,842

SOVEREIGN DEBT — 0.4%
Hellenic Republic Government Bond 3.000%, 02/24/23 (C)	EUR	600,000	563,112
Mexican Bonos 6.500%, 06/10/21	MXN	6,150,000	320,269

Total Sovereign Debt (Cost $883,149)			883,381

PREFERRED STOCK (D) — 0.4%
UNITED STATES — 0.4%
Blueknight Energy		9,900	78,309
Sanchez Energy		3,950	131,574
Scorpio Tankers		17,300	435,095
Teekay Offshore Partners		9,300	198,834

Total Preferred Stock (Cost $870,352)			843,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2017
(unaudited)

CONVERTIBLE BONDS — 0.4%
	Face Amount(1)		Value

Pescanova 8.750%, 02/17/19 (E)	EUR	400,000	$24,156
5.125%, 04/20/20 (E)	EUR	500,000	30,196
Scorpio Tankers 2.375%, 07/01/19 (B)		220,000	196,900
Titan Machinery 3.750%, 05/01/19		535,000	514,937

Total Convertible Bonds (Cost $895,612)			766,189

LOAN PARTICIPATION — 0.3%
Gol LuxCo 6.500%, 08/31/20 (Cost $546,058)		550,000	563,063

Total Investments — 98.4% (Cost $210,187,303)			$208,572,454

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
BP Currency	(12)	Jun-2017	$(52,034)
CAD Currency	(5)	Jun-2017	(17,325)

			$(69,359)

For the six-month period ended April 30, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $212,119,729.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $35,842,013 or 16.9% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2017. The coupon on a step bond changes on a specified date.
(D)	Interest rate unavailable.
(E)	Security in default on interest payments.

CAD — Canadian Currency

Cl — Class

EUR — Euro

GBP — British Pound

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$105,111,034	$—	$—	$105,111,034
Common Stock	52,251,133	—	—	52,251,133
Corporate Obligations	—	48,153,842	—	48,153,842
Sovereign Debt	—	883,381	—	883,381
Preferred Stock	198,834	644,978	—	843,812
Convertible Bonds	—	766,189	—	766,189
Loan Participation	—	563,063	—	563,063

Total Investments in Securities	$157,561,001	$51,011,453	$—	$208,572,454

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(69,359)	$—	$—	$(69,359)

Total Other Financial Instruments	$(69,359)	$—	$—	$(69,359)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the six-month period ended April 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-month period ended April 30, 2017, there were no Level 3 securities.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Sector Weightings †:	Long	Short	Net
Registered Investment Companies	50.8%	(1.0)%	49.8%
U.S. Treasury Obligations	9.8	0.0	9.8
Industrials	4.8	(2.3)	2.5
Information Technology	4.7	(3.3)	1.4
Financials	3.3	(3.0)	0.3
Real Estate	2.8	(2.5)	0.3
Health Care	2.4	(2.2)	0.2
Telecommunication Services	0.5	(0.4)	0.1
Energy	1.3	(1.2)	0.1
Warrants	0.0	0.0	0.0
Rights	0.0	0.0	0.0
Purchased Options	0.0	0.0	0.0
Preferred Stock	0.0	0.0	0.0
Utilities	0.6	(0.6)	0.0
Consumer Staples	1.0	(1.1)	(0.1)
Written Options	0.0	(0.5)	(0.5)
Consumer Discretionary	3.8	(4.4)	(0.6)
Materials	1.7	(2.5)	(0.8)

Total			62.5
Other Assets and Liabilities, Net			37.5

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 50.8%
	Shares	Value
EXCHANGE TRADED FUNDS — 10.0%
Consumer Staples Select Sector SPDR Fund	13,000	$717,340
Financial Select Sector SPDR Fund	20,200	475,306
Health Care Select Sector SPDR Fund	41,900	3,163,450
PowerShares S&P 500 Downside Hedged Portfolio	1,882,593	47,441,344
Technology Select Sector SPDR Fund	16,200	880,956

		52,678,396

OPEN-END FUNDS — 40.8%
AQR Managed Futures Strategy HV Fund, Cl R6	5,721,809	50,981,321
AQR Style Premia Alternative Fund, Cl R6	5,174,696	51,798,706
ASG Managed Futures Strategy Fund, Cl Y	5,468,759	53,648,528
PIMCO All Asset All Authority Fund, Cl I	6,490,681	57,182,896

		213,611,451

Total Registered Investment Companies (Cost $289,791,514)		266,289,847

U.S. TREASURY OBLIGATIONS — 9.8%
	Face Amount/ Shares	Value
U.S. Treasury Bills 0.836%, 01/04/18 (A)	$13,000,000	$12,912,497
0.569%, 07/20/17 (A)	13,000,000	12,977,666
U.S. Treasury Notes 2.250%, 02/15/27	25,600,000	25,524,992

Total U.S. Treasury Obligations (Cost $50,954,541)		51,415,155

COMMON STOCK — 26.9%
ARGENTINA — 0.0%
Ternium ADR	2,061	52,185

AUSTRALIA — 0.0%
Prime Media Group	21,074	4,734

AUSTRIA — 0.1%
Immobilien Anlagen	13,055	286,052
Kapsch TrafficCom	3,891	190,731
S IMMO	14,793	193,368

		670,151

BELGIUM — 0.0%
EVS Broadcast Equipment	4,700	189,148

BERMUDA — 0.1%
Assured Guaranty	17,200	655,836
Teekay	6,900	59,892

		715,728

BRAZIL — 0.2%
Cosan, Cl A	31,863	245,026
CVC Brasil Operadora e Agencia de Viagens	47	455
EcoRodovias Infraestrutura e Logistica	207,477	614,446
JBS	29,294	94,600
QGEP Participacoes	50,400	100,989
SLC Agricola	25,512	156,333

		1,211,849

CANADA — 1.6%
Aimia	54,800	366,926
Atco, Cl I	17,900	651,326
Canfor Pulp Products	13,500	116,996
Capital Power	27,940	509,247
Capstone Mining *	250,500	194,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Cascades	23,900	$287,840
Celestica *	12,500	178,107
Cogeco	3,200	160,205
Crius Energy Trust	19,729	149,588
Equitable Group	5,300	141,678
Genworth MI Canada	22,300	553,804
Gluskin Sheff + Associates	16,000	199,026
High Arctic Energy Services	38,186	134,555
Home Capital Group, Cl B	50,700	298,618
Industrial Alliance Insurance & Financial Services	18,000	759,401
Labrador Iron Ore Royalty	42,254	548,817
Lululemon Athletica *	4,400	228,800
MDC Partners, Cl A	400	3,580
Medical Facilities	17,800	212,158
North American Energy Partners	31,905	152,390
North West	15,200	358,551
Sandvine	69,157	161,107
Sierra Wireless *	8,600	217,580
Silvercorp Metals	53,400	168,214
Transcontinental, Cl A	26,000	463,792
West Fraser Timber	16,400	736,952
ZCL Composites	15,388	166,274

		8,120,052

CHILE — 0.0%
Inversiones La Construccion	8,330	114,938

CHINA — 0.8%
CECEP COSTIN New Materials Group (B)	781,000	60,244
Central China Real Estate	63,829	15,591
Changyou.com ADR *	13,526	441,624
China Cinda Asset Management, Cl H	1,130,000	430,014
China Distance Education Holdings ADR	9,465	96,259
China Shineway Pharmaceutical Group	105,000	127,026
Chongqing Rural Commercial Bank, Cl H	733,000	504,162
COSCO Shipping Energy Transportation, Cl H	640,639	350,038
Daqo New Energy ADR *	8,104	150,815

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Hisense Kelon Electrical Holdings, Cl A	117,571	$164,453
JA Solar Holdings ADR *	61,781	433,085
Shandong Weigao Group Medical Polymer, Cl H	214,215	156,151
Sinopec Shanghai Petrochemical ADR	6,175	345,677
Sinovac Biotech *	11,100	62,049
Tarena International ADR *	14,852	276,396
Weiqiao Textile, Cl H (B)	12,330	8,845
Xinyuan Real Estate ADR	738	3,439
Yangzijiang Shipbuilding Holdings	466,300	383,814

		4,009,682

DENMARK — 0.1%
Dfds	6,500	387,530

FINLAND — 0.0%
Atria, Cl A	16,181	192,299

GERMANY — 0.4%
ADLER Real Estate *	12,286	192,784
Cewe Stiftung & KGAA	2,141	194,901
Deutsche Lufthansa	53,638	925,498
Draegerwerk & KGaA	2,815	220,780
Gesco	6,905	187,289
Wacker Neuson	8,609	217,518

		1,938,770

GREECE — 0.1%
Aegean Marine Petroleum Network	12,441	138,717
Motor Oil Hellas Corinth Refineries	9,642	163,532

		302,249

HONG KONG — 1.8%
Changgang Dunxin Enterprise * (B)	586,000	18,834
China Aoyuan Property Group	281,278	86,788
China Everbright	212,000	485,141
China Huarong Asset Management, Cl H * (C)	947,000	399,334
China Lesso Group Holdings	246,000	196,083
China Resources Power Holdings	134,000	241,527
China Water Affairs Group	391,259	261,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Chinese Estates Holdings	58,155	$89,419
Consun Pharmaceutical Group	127,020	85,895
CP Pokphand	1,476,000	127,138
CSI Properties	4,109,125	216,594
Dawnrays Pharmaceutical Holdings	115,436	67,674
Dickson Concepts International	162,000	57,899
Emperor Entertainment Hotel	730,000	175,500
Fountain SET Holdings	1,262,000	167,113
Guangnan Holdings	330,000	48,365
Guangzhou R&F Properties	356,964	601,185
Haier Electronics Group	117,000	271,654
Hop Fung Group Holdings	932,000	119,820
Hua Hong Semiconductor (C)	112,000	158,964
IT	408,968	172,981
Ju Teng International Holdings	334,000	123,666
Kerry Properties	191,000	714,560
Kingboard Chemical Holdings	163,386	589,197
Nine Dragons Paper Holdings	687,000	741,905
Qingdao Port International, Cl H (C)	113,000	60,144
Qingling Motors, Cl H	328,000	108,373
Shanghai Haohai Biological Technology, Cl H * (C)	19,003	104,807
Shanghai Prime Machinery, Cl H	330,270	63,690
Sun Hung Kai	256,000	190,560
Tianneng Power International	356,927	312,492
Tianyun International Holdings	383,063	44,323
TPV Technology	420,891	114,714
VST Holdings	486,500	169,498
Weichai Power, Cl H	450,561	731,014
Xinyi Glass Holdings	1,412,000	1,252,554
Yue Yuen Industrial Holdings	22,000	86,972
Yuexiu Transport Infrastructure	100,000	77,137
Zhuhai Holdings Investment Group	55,484	8,631

		9,543,710

INDIA — 0.1%
Chennai Petroleum	50,747	300,514
NHPC	423,058	208,800

		509,314

ISRAEL — 0.2%
ADO Group *	13,240	165,522

COMMON STOCK — continued
	Shares	Value

ISRAEL (continued)
El Al Israel Airlines	266,605	$208,246
Nawi Brothers	8,955	67,970
Norstar Holdings	2,699	55,443
Orbotech *	2,004	65,992
Partner Communications *	32,354	158,027
Rami Levy Chain Stores Hashikma Marketing 2006	3,861	184,426
SodaStream International *	4,169	226,752

		1,132,378

ITALY — 0.2%
Biesse	7,253	223,590
Cofide	194,818	147,277
Immobiliare Grande Distribuzione SIIQ ‡	182,379	163,303
Telecom Italia	329,844	235,521

		769,691

JAPAN — 1.3%
Ahresty	18,400	183,876
Aisan Industry	20,327	182,528
Arisawa Manufacturing	29,800	211,186
Cawachi	7,000	183,862
Cleanup	20,716	149,597
Dai-ichi Seiko	12,300	180,735
Daito Pharmaceutical	8,100	166,251
Enomoto	1,400	60,094
Furuno Electric	15,537	95,055
Godo Steel	9,300	136,820
H-One	13,600	198,129
Ichiken	46,000	173,312
Imasen Electric Industrial	15,100	142,771
Innotech	5,900	34,244
Kaga Electronics	10,835	200,322
Kamei	16,700	183,966
Kasai Kogyo	15,500	192,160
Kirindo Holdings	5,300	39,747
KYORIN Holdings	7,400	154,804
Mimaki Engineering	32,283	189,977
Mixi	7,500	415,788
Nichireki	22,600	195,438
Nippon Piston Ring	9,500	203,167
Nippon Road	45,000	201,839
Nisshin Fudosan	13,000	73,469
Obayashi Road	28,400	172,986

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Okuwa	17,000	$179,646
Sansha Electric Manufacturing	35,217	159,223
SBS Holdings	11,018	79,466
Seikitokyu Kogyo	35,233	189,637
Sekisui Plastics	24,700	180,361
Shinnihon	21,500	168,953
T RAD	59,000	175,187
Take And Give Needs	23,907	197,733
Tera Probe *	14,124	142,412
Toa Road	58,000	179,502
Togami Electric Manufacturing	22,000	113,478
Torii Pharmaceutical	6,600	160,448
Wakita	19,400	223,629
West Holdings	25,800	181,451
Yorozu	11,366	173,842

		6,827,091

KUWAIT — 0.1%
Sungdo Engineering & Construction	48,426	274,495

MALAYSIA — 0.1%
CSC Steel Holdings	135,362	61,429
George Kent Malaysia	109,900	109,621
Malaysian Pacific Industries	56,300	155,373
Padini Holdings	121,359	89,461

		415,884

NETHERLANDS — 0.1%
BE Semiconductor Industries	8,712	455,140
BinckBank	32,597	162,023

		617,163

NORWAY — 0.1%
Awilco Drilling	12,632	46,344
Fred Olsen Energy *	72,887	171,479
Kvaerner	156,156	203,697
Selvaag Bolig	39,597	163,719
TGS Nopec Geophysical	8,163	178,358

		763,597

PAKISTAN — 0.0%
Pakistan Telecommunication	243,500	37,401

PHILIPPINES — 0.1%
Semirara Mining & Power, Cl A	87,359	260,512

COMMON STOCK — continued
	Shares	Value

PORTUGAL — 0.1%
CTT-Correios de Portugal	72,542	$413,986

PUERTO RICO — 0.0%
Triple-S Management, Cl B *	2,210	40,001

RUSSIA — 0.1%
Gazprom PJSC ADR	50,654	240,100

SINGAPORE — 0.3%
Boustead Singapore	256,771	163,566
China Yuchai International	13,835	268,399
CSE Global	30,500	11,352
Hong Leong Asia	78,300	62,768
k1 Ventures	234,160	120,671
OUE	113,800	166,975
RHT Health Trust	127,267	86,080
UMS Holdings	472,836	323,200
Yanlord Land Group	133,800	178,604

		1,381,615

SOUTH AFRICA — 0.0%
Net 1 UEPS Technologies *	15,774	170,832

SOUTH KOREA — 2.1%
Binggrae	2,911	175,494
Daeduck Electronics	20,002	163,124
Daehan Steel	35,971	320,859
Daewon Pharmaceutical	7,519	144,380
Daihan Pharmaceutical	2,111	50,739
Dongbu HiTek *	20,762	384,988
Dongkuk Refractories & Steel	32,711	65,543
Dongwha Pharm	11,603	93,811
Dongwon Industries	515	152,749
F&F	8,527	201,953
Great Rich Technologies *	39,463	120,342
Haesung Optics *	14,109	67,451
Hanwha	14,063	493,731
Hanwha General Insurance	24,798	161,484
Harim *	23,951	117,661
Hitejinro Holdings	6,216	60,636
INZI Display	79,475	167,974
Jahwa Electronics	5,906	85,639
KM	80	404
Korea Circuit	12,631	147,079

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Korea United Pharm	3,813	$68,861
KT	680	19,242
Kwangju Bank	16,071	166,656
Kyungdong Pharm	4,337	71,654
LG Display	65,781	1,699,588
LG Uplus	59,270	752,660
LS Cable & System Asia	28,150	164,759
Maeil Dairy Industry (B)	3,565	169,180
MagnaChip Semiconductor *	9,500	80,750
Mhethanol	23,138	159,418
Modetour Network	5,786	200,850
Moorim Paper *	26,337	63,187
Namsun Aluminum	62,160	68,011
NICE Total Cash Management	42,919	333,802
Samjin Pharmaceutical	5,428	161,471
Samsung Electronics	600	1,176,378
Seohan	134,750	322,694
SFA Engineering	6,292	432,406
SIMMTECH	24,815	232,252
SK Holdings	816	173,899
SK Hynix	18,344	870,530
Sungwoo Hitech	19,542	127,257
Ubiquoss Holdings	27,821	163,811

		10,855,357

SWEDEN — 0.3%
Capio (C)	34,788	192,453
Cellavision	12,828	208,917
G5 Entertainment *	635	13,765
JM	14,230	500,933
KappAhl	35,141	203,332
Klovern, Cl B	188,152	198,193
New Wave Group, Cl B	24,419	172,998
Rottneros	92,657	86,827
Tethys Oil	1,892	14,579

		1,591,997

SWITZERLAND — 0.0%
Mobilezone Holding	11,334	173,142

THAILAND — 0.1%
Asia Plus Group Holdings	497,065	50,296
Fabrinet *	7,708	267,236
Mega Lifesciences	217,400	161,840

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
TKS Technologies	286,400	$92,734

		572,106

UNITED KINGDOM — 0.0%
Amarin ADR *	20,542	64,913
Ensco, Cl A	10,500	82,845

		147,758

UNITED STATES — 16.5%
Consumer Discretionary — 2.1%
American Outdoor Brands *	2,900	64,235
At Home Group *	3,991	69,882
Beazer Homes USA *	11,580	143,708
Bed Bath & Beyond	1,900	73,625
Big 5 Sporting Goods	10,807	166,428
Bridgepoint Education *	8,589	104,786
Carrols Restaurant Group *	6,766	94,724
Century Communities *	4,300	117,390
Del Frisco’s Restaurant Group *	4,580	78,776
Del Taco Restaurants *	35,000	460,250
Dick’s Sporting Goods	2,600	131,430
DineEquity	1,800	101,772
Domino’s Pizza	4,500	816,255
Entercom Communications, Cl A	14,909	188,599
Express *	4,300	37,109
Finish Line, Cl A	12,900	203,949
Francesca’s Holdings *	44,963	709,516
Gannett	58,451	488,650
GNC Holdings, Cl A	1,500	11,670
Group 1 Automotive	400	27,580
Hanesbrands	4,200	91,602
K12 *	6,751	127,256
Lear	600	85,596
Lee Enterprises *	16,009	41,623
Libbey	4,200	44,100
Liberty TripAdvisor Holdings, Cl A *	7,300	107,310
Lifetime Brands	4,400	84,480
M/I Homes *	13,817	375,270
Macy’s	1,800	52,596
Marcus	7,603	256,981
MarineMax *	33,900	689,865
MCBC Holdings	14,600	244,550
McClatchy, Cl A *	3,761	40,544
McDonald’s	100	13,993

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Nutrisystem	500	$26,725
Perry Ellis International *	10,505	215,563
Pinnacle Entertainment *	28,528	586,821
Ralph Lauren, Cl A	500	40,360
RCI Hospitality Holdings	12,931	215,172
Red Robin Gourmet Burgers *	300	17,625
Ruth’s Hospitality Group	12,397	246,700
Select Comfort *	26,800	828,120
Shiloh Industries *	6,900	84,870
Stoneridge *	22,314	437,577
Tailored Brands	7,463	92,019
TEGNA	3,400	86,632
Texas Roadhouse, Cl A	2,500	117,200
Thor Industries	1,200	115,416
Tilly’s, Cl A	14,252	136,249
Tower International	14,201	384,847
Ulta Beauty *	2,790	785,218
Vera Bradley *	8,100	74,115
Vista Outdoor *	7,200	140,832
Winnebago Industries	5,493	157,649
Zoe’s Kitchen *	2,300	41,515

		11,177,325

Consumer Staples — 0.7%
Bunge	10,200	806,106
Central Garden & Pet, Cl A *	11,151	392,850
CVS Health	3,000	247,320
Flowers Foods	14,100	276,501
Fresh Del Monte Produce	3,600	220,680
Ingles Markets, Cl A	1,292	60,337
Medifast	6,360	294,595
Natural Health Trends	7,360	211,085
Nu Skin Enterprises, Cl A	600	33,138
Omega Protein	31,294	630,574
Primo Water *	10,322	123,554
TreeHouse Foods *	1,700	148,920
Tyson Foods, Cl A	4,900	314,874
Universal	1,000	73,450
Village Super Market, Cl A	800	21,112

		3,855,096

Energy — 0.8%
Abraxas Petroleum *	127,630	238,668

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Archrock	63,869	$753,654
Atwood Oceanics *	27,508	215,388
Broadwind Energy *	48,800	448,472
Cloud Peak Energy *	10,311	34,748
Evolution Petroleum	23,424	187,392
Helix Energy Solutions Group *	7,766	47,528
Independence Contract Drilling *	4,900	22,589
International Seaways *	24,400	471,652
KNOT Offshore Partners LP (D)	3,618	86,651
Mammoth Energy Services *	3,000	57,900
Matrix Service *	5,667	66,587
McDermott International *	21,079	137,857
Pacific Ethanol *	28,955	196,894
Pioneer Energy Services *	35,817	109,242
Renewable Energy Group *	32,818	342,948
Sanchez Energy *	9,600	74,304
Scorpio Tankers	77,300	340,120
Seadrill Partners (D)	78,266	239,494
Whiting Petroleum *	21,500	178,450
World Fuel Services	3,700	136,271

		4,386,809

Financials — 2.4%
Ambac Financial Group *	900	17,487
Ameriprise Financial	6,100	779,885
Arbor Realty Trust ‡	32,500	280,475
Ares Commercial Real Estate ‡	11,669	161,382
Bank of Marin Bancorp	900	56,835
Banner	5,527	305,090
Berkshire Hills Bancorp	9,583	359,362
Boston Private Financial Holdings	12,689	197,948
Brookline Bancorp	22,247	323,694
Canadian Imperial Bank of Commerce	8,899	719,306
Century Bancorp, Cl A	2,331	146,970
Charter Financial	13,100	240,385
CNO Financial Group	17,200	362,404
Dime Community Bancshares	6,726	130,821
Eastern Virginia Bankshares	7,330	84,075
Enterprise Financial Services	6,268	264,823
Farmers National Banc	15,020	214,786
Federal Agricultural Mortgage, Cl C	3,761	214,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
First Bank	13,900	$180,700
First Busey	9,597	287,430
First Community	3,800	78,280
First Connecticut Bancorp	8,400	224,280
First Defiance Financial	4,649	249,372
First Financial Northwest	10,000	156,800
First Merchants	8,854	366,379
First of Long Island	7,791	211,915
Franklin Financial Network *	8,541	346,338
Hanmi Financial	5,594	162,506
HomeStreet *	2,899	75,374
Impac Mortgage Holdings *	6,151	87,959
Independent Bank	900	20,070
Independent Bank Group	5,830	350,674
KCG Holdings, Cl A *	8,100	161,190
Kite Realty Group Trust ‡	16,000	325,760
Lincoln National	800	52,744
MainSource Financial Group	4,243	145,111
Malvern Bancorp *	4,457	97,385
Marlin Business Services	1,300	33,085
Meta Financial Group	2,626	222,947
Midland States Bancorp	5,344	184,368
MTGE Investment ‡	12,827	230,886
Nicholas Financial *	5,271	52,605
Old Second Bancorp	7,329	87,948
Oritani Financial	8,849	149,991
Peapack Gladstone Financial	5,999	192,328
PennyMac Financial Services, Cl A *	19,095	315,068
Preferred Bank	6,248	331,082
Pzena Investment Management, Cl A	8,200	84,378
Regional Management *	6,000	118,980
Riverview Bancorp	16,100	116,886
Shore Bancshares	3,800	63,042
TriCo Bancshares	4,900	173,754
Two River Bancorp	6,400	117,760
United Community Banks	5,242	143,369
United Community Financial	16,684	142,481
United Financial Bancorp	11,894	205,409
Validus Holdings	2,800	154,784
Voya Financial	13,800	515,844

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Walker & Dunlop *	9,100	$408,135
Western Asset Mortgage Capital ‡	20,927	220,361
Western New England Bancorp	7,200	75,600

		12,781,651

Health Care — 2.1%
Achillion Pharmaceuticals *	65,700	224,037
Acorda Therapeutics *	21,631	349,341
Alexion Pharmaceuticals *	300	38,334
Almost Family *	1,614	80,135
AMAG Pharmaceuticals *	38,892	948,965
Amgen	800	130,656
Analogic	500	35,925
Applied Genetic Technologies *	55,575	311,220
BioSpecifics Technologies *	6,431	364,831
BioTime *	37,400	127,160
Calithera Biosciences *	12,800	138,880
Cambrex *	6,796	403,343
Cardiovascular Systems *	12,784	381,858
Centene *	2,800	208,320
Computer Programs & Systems	4,300	118,035
CR Bard	900	276,732
Cymabay Therapeutics *	18,600	67,332
Enzo Biochem *	24,135	212,388
Exactech *	8,261	244,939
FONAR *	2,641	50,575
Gilead Sciences	18,501	1,268,243
Glaukos *	5,400	256,662
HCA Holdings *	1,800	151,578
HealthSouth	1,400	65,660
Hill-Rom Holdings	300	22,692
Hologic *	1,800	81,270
ICU Medical *	702	107,968
Intellia Therapeutics *	4,833	70,417
Intersect ENT *	6,600	125,400
Lantheus Holdings *	20,156	262,028
LifePoint Health *	400	24,860
Merus *	2,500	55,500
Myriad Genetics *	3,100	57,009
OraSure Technologies *	27,800	364,458
Orthofix International *	1,900	75,145
PDL BioPharma	155,065	348,896
Pfenex *	13,800	66,378

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
PharMerica *	8,265	$195,054
Progenics Pharmaceuticals *	14,500	114,840
RTI Surgical *	18,424	74,617
SciClone Pharmaceuticals *	6,724	64,887
Spectrum Pharmaceuticals *	24,900	189,489
Syneron Medical *	14,400	157,680
Teleflex	1,500	310,335
Tivity Health *	3,665	123,144
United Therapeutics *	7,215	906,925
Vanda Pharmaceuticals *	4,400	67,100
Versartis *	7,900	145,360
Vocera Communications *	10,093	255,958
VWR *	3,600	101,736

		10,824,295

Industrials — 2.2%
ACCO Brands *	26,857	382,712
Acuity Brands	700	123,270
Aerovironment *	3,100	88,567
Allison Transmission Holdings	3,300	127,644
ARC Document Solutions *	14,700	54,096
ArcBest	11,100	293,595
Argan	5,700	381,045
Atkore International Group *	11,660	306,192
Barrett Business Services	3,100	178,746
CAI International *	15,628	322,249
CBIZ *	18,805	296,179
CECO Environmental	5,600	63,224
Cemtrex	68,869	219,692
Columbus McKinnon	11,324	295,896
Commercial Vehicle Group *	50,802	451,630
CRA International	9,916	376,213
Douglas Dynamics	4,610	147,059
Ducommun *	11,411	335,369
Dun & Bradstreet	2,200	241,142
EMCOR Group	900	59,166
Federal Signal	5,360	83,670
Gibraltar Industries *	3,555	139,534
Graham	8,829	194,856
Hardinge	14,467	151,904
HD Supply Holdings *	4,600	185,380
Heidrick & Struggles International	11,360	244,240
Heritage-Crystal Clean *	5,111	76,921

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
ICF International *	600	$26,490
InnerWorkings *	29,414	311,494
Insperity	1,300	118,755
Kimball International, Cl B	21,380	379,923
LB Foster, Cl A	13,599	193,106
MYR Group *	8,809	372,268
Navigant Consulting *	6,751	161,821
Patrick Industries *	4,362	309,920
Pitney Bowes	5,500	73,095
Ply Gem Holdings *	14,056	270,578
Powell Industries	700	24,143
Raven Industries	9,837	304,947
Rush Enterprises, Cl A *	3,000	113,250
Spartan Motors	9,600	79,200
Sparton *	4,600	102,442
Titan International	6,269	67,141
TrueBlue *	15,600	426,660
UniFirst	500	69,600
United Continental Holdings *	13,453	944,535
United Rentals *	1,200	131,592
Universal Forest Products	2,576	245,467
Vectrus *	7,494	190,647
Veritiv *	1,329	68,643
VSE	4,041	172,349
Wabash National	14,489	330,059
Willdan Group *	5,735	162,702

		11,471,018

Information Technology — 2.5%
8x8 *	12,804	186,298
ADTRAN	15,386	307,720
Advanced Energy Industries *	5,596	412,985
Applied Optoelectronics *	4,050	200,030
AudioCodes *	48,520	313,439
Avnet	5,200	201,188
AXT *	25,194	170,060
Barracuda Networks *	5,400	109,782
Bel Fuse, Cl B	3,568	86,346
Black Box	35,137	347,856
Blucora *	17,400	321,030
Broadcom, Cl A	3,491	770,848
Celestica *	36,869	525,383
Ceragon Networks *	35,280	117,482

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
ChannelAdvisor *	9,300	$109,740
Cognizant Technology Solutions, Cl A *	4,200	252,966
Cohu	11,085	207,622
CommVault Systems *	700	35,315
Control4 *	12,311	208,056
Convergys	3,500	78,785
CoreLogic *	2,300	98,302
Daktronics	14,466	136,848
DHI Group *	85,105	327,654
EMCORE	16,349	147,141
Evolving Systems	20,927	104,635
Extreme Networks *	59,914	468,228
FARO Technologies *	6,226	228,183
Finisar *	1,400	31,976
Gartner *	900	102,681
Guidance Software *	9,600	58,080
Hackett Group	13,487	267,447
Ituran Location and Control	3,858	120,755
IXYS	9,200	128,340
KEMET *	11,800	132,278
Kimball Electronics *	16,004	276,069
Kulicke & Soffa Industries *	6,000	133,920
Limelight Networks *	64,625	202,923
Liquidity Services *	6,197	48,337
Monotype Imaging Holdings	6,000	122,100
NCI, Cl A *	10,993	163,246
NCR *	1,400	57,750
NetApp	10,400	414,440
Network-1 Technologies, Cl 1	24,000	115,200
Nova Measuring Instruments	12,858	258,060
Novanta *	12,476	349,952
PC Connection	8,053	231,443
PCM *	35,717	900,068
Perceptron *	19,900	168,752
Pixelworks *	75,996	371,620
PRGX Global *	9,900	64,845
Progress Software	2,400	71,328
Red Hat *	800	70,464
Rubicon Project *	10,300	58,813
Science Applications International	300	21,897
StarTek *	26,031	236,362

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Super Micro Computer *	2,800	$68,320
Sykes Enterprises *	6,123	182,527
Synchronoss Technologies *	500	8,000
Tech Data *	500	47,825
Total System Services	5,700	326,667
Travelzoo *	8,680	79,856
Ultra Clean Holdings *	18,000	346,320
VeriFone Systems *	1,400	25,956
VeriSign *	3,900	346,788
Virtusa *	600	18,588
Web.com Group *	8,000	154,400

		13,258,315

Materials — 0.9%
Ashland Global Holdings	900	111,150
Boise Cascade *	3,900	118,950
Chemours	3,900	157,131
Clearwater Paper *	2,800	136,080
Core Molding Technologies *	24,136	477,410
FutureFuel	18,174	280,970
Huntsman	30,900	765,393
Kaiser Aluminum	1,800	151,938
KMG Chemicals	6,000	315,300
Koppers Holdings *	12,298	522,050
Kraton *	3,034	99,242
Mercer International	15,800	192,760
Olympic Steel	6,449	145,425
OMNOVA Solutions *	19,095	181,403
Orion Engineered Carbons	10,233	207,730
Rayonier Advanced Materials	17,660	233,995
SunCoke Energy *	13,984	128,233
Trinseo	4,200	278,880

		4,504,040

Real Estate — 2.4%
Ashford Hospitality Prime ‡	34,411	364,412
Ashford Hospitality Trust ‡	93,194	582,462
Brixmor Property Group ‡	37,200	734,700
CBL & Associates Properties ‡	99,906	924,131
CoreSite Realty ‡	5,000	489,250
DuPont Fabros Technology	6,400	329,920
Empire State Realty Trust, Cl A ‡	39,300	817,440
Equity LifeStyle Properties ‡	2,600	210,366
Forest City Realty Trust, Cl A ‡	35,507	802,458

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Real Estate (continued)
Forestar Group *	20,300	$287,245
GGP ‡	3,900	84,279
Host Hotels & Resorts ‡	20,000	359,000
Hudson Pacific Properties ‡	9,700	333,292
Mack-Cali Realty ‡	26,809	725,183
National Storage Affiliates Trust ‡	12,923	316,614
NexPoint Residential Trust ‡	12,899	309,705
Pennsylvania ‡	11,400	157,890
QTS Realty Trust, Cl A ‡	14,600	780,224
Ramco-Gershenson Properties Trust ‡	5,900	78,647
RE/MAX Holdings, Cl A	3,525	208,504
RMR Group	504	26,586
Ryman Hospitality Properties ‡	10,000	637,800
SBA Communications, Cl A ‡ *	6,400	809,536
Senior Housing Properties Trust ‡	13,200	284,064
Simon Property Group ‡	4,700	776,722
Taubman Centers ‡	11,900	744,345
UMH Properties ‡	11,870	190,157
Vornado Realty Trust ‡	2,300	221,352

		12,586,284

Telecommunication Services — 0.2%
magicJack VocalTec *	5,932	48,643
Telephone & Data Systems	3,000	82,380
United States Cellular *	2,100	82,278
VEON ADR	169,518	700,109

		913,410

Utilities — 0.1%
Artesian Resources, Cl A	6,300	241,983
Atlantica Yield	4,000	83,360
CenterPoint Energy	14,200	405,126

		730,469

		86,488,712

Total Common Stock (Cost $130,429,324)		141,136,157

PREFERRED STOCK (E) — 0.0%
GERMANY — 0.0%
Villeroy & Boch (Cost $76,034) *	4,528	95,194

WARRANT * — 0.0%
	Number of Warrants/ Shares	Value

Atlas Mara, Expires 12/17/17, Strike Price $11.50 (Cost $333)	33,340	$168

Total Investments — 87.5% (Cost $471,251,746)		$458,936,521

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (23.5)%
ARGENTINA — (0.1)%
Cresud SACIF y A ADR *	(5,346)	$(112,364)
Pampa Energia ADR *	(9,174)	(500,350)

		(612,714)

AUSTRALIA — (1.8)%
Aconex *	(56,057)	(184,272)
Austal	(29,377)	(37,726)
Beadell Resources *	(445,402)	(75,041)
Brambles	(83,082)	(643,270)
Catapult Group International *	(32,819)	(50,624)
Clean TeQ Holdings *	(221,578)	(125,268)
Cooper Energy *	(595,685)	(151,657)
Domino’s Pizza Enterprises	(18,206)	(833,228)
Eden Innovations *	(381,278)	(71,375)
EML Payments *	(65,844)	(70,012)
FlexiGroup	(32,130)	(56,057)
Galaxy Resources *	(2,259,094)	(718,934)
Iluka Resources	(82,855)	(521,151)
ImpediMed *	(231,551)	(125,704)
Independence Group NL	(286,381)	(699,081)
Ingenia Communities Group ‡	(22,598)	(46,365)
Karoon Gas Australia *	(40,323)	(44,687)
Kidman Resources *	(417,786)	(112,622)
Macquarie Atlas Roads Group	(60,088)	(240,267)
Mayne Pharma Group *	(61,502)	(61,941)
MGC Pharmaceuticals *	(2,387,081)	(107,247)
Neometals	(291,419)	(66,555)
Nine Entertainment Holdings	(206,995)	(190,647)
Orocobre *	(225,987)	(533,040)
Perseus Mining *	(803,491)	(174,480)
Premier Investments	(14,865)	(146,038)
REA Group	(10,706)	(492,944)
Saracen Mineral Holdings *	(272,354)	(189,663)
Senex Energy *	(120,265)	(28,817)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
SpeedCast International	(78,540)	$(224,069)
Suncorp Group	(25,223)	(260,640)
Syrah Resources *	(204,695)	(349,468)
Ten Network Holdings *	(249,229)	(50,388)
TPG Telecom	(129,088)	(570,301)
Virgin Australia Holdings *	(296,139)	(41,024)
Vocus Group	(218,386)	(551,088)
Western Areas	(362,356)	(602,358)
Yowie Group *	(94,918)	(30,918)

		(9,478,967)

BELGIUM — (0.1)%
Ablynx *	(4,608)	(54,211)
Anheuser-Busch InBev ADR	(5,635)	(638,107)
Lotus Bakeries	(13)	(32,712)

		(725,030)

BERMUDA — (0.0)%
Teekay	(7,812)	(67,808)

BRAZIL — (0.0)%
BRF ADR	(5,503)	(68,457)

CANADA — (1.1)%
Altus Group	(4,200)	(94,766)
Boralex	(15,100)	(231,083)
Brookfield Canada Office Properties ‡	(822)	(19,583)
Calfrac Well Services *	(11,500)	(29,233)
Continental Gold *	(48,100)	(108,529)
DHX Media, Cl B	(48,800)	(201,270)
Goldcorp	(33,283)	(464,631)
Lululemon Athletica *	(9,294)	(483,288)
MEG Energy *	(5,000)	(22,637)
New Gold *	(177,300)	(502,656)
Novagold Resources *	(240,478)	(1,005,198)
Painted Pony Petroleum *	(34,600)	(126,735)
Premier Gold Mines *	(219,500)	(443,808)
Pretium Resources *	(18,500)	(183,367)
Silver Wheaton	(53,758)	(1,073,547)
SNC-Lavalin Group	(4,500)	(180,982)
StorageVault Canada	(29,100)	(49,244)
Trican Well Service *	(149,000)	(409,326)
Uranium Participation *	(10,300)	(29,579)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Westport Fuel Systems *	(73,256)	$(99,628)

		(5,759,090)

CHINA — (0.6)%
58.com ADR *	(13,701)	(542,286)
Baozun ADR *	(25,502)	(389,416)
BeiGene ADR *	(7,347)	(300,345)
China Life Insurance, Cl H	(169,000)	(513,843)
China Oilfield Services, Cl H	(546,000)	(503,999)
Coolpad Group	(702,907)	(65,064)
Fang Holdings ADR *	(120,364)	(403,219)
Haichang Ocean Park Holdings * (C)	(367,456)	(78,892)
Renren ADR *	(12,277)	(90,604)
Sunac China Holdings	(367,000)	(478,428)
V1 Group *	(386,000)	(11,910)

		(3,378,006)

DENMARK — (0.0)%
NKT Holding	(2,781)	(219,320)

FINLAND — (0.1)%
Caverion	(17,288)	(141,239)
Outotec	(22,320)	(165,937)

		(307,176)

FRANCE — (0.1)%
DBV Technologies ADR *	(3,667)	(129,555)
Sequans Communications ADR *	(43,493)	(147,876)
Talend ADR	(10,331)	(308,587)

		(586,018)

GERMANY — (0.4)%
Bilfinger	(9,445)	(410,303)
BRAIN Biotechnology Research & Information Network *	(6,709)	(130,085)
Ferratum	(3,321)	(71,085)
Hamborner ‡	(12,514)	(131,353)
Hypoport *	(643)	(70,743)
Rocket Internet * (C)	(9,969)	(181,892)
SGL Carbon	(23,533)	(237,965)
SLM Solutions Group *	(3,652)	(153,794)
voxeljet ADR *	(14,104)	(46,120)
Zalando * (C)	(12,318)	(543,228)
zooplus *	(389)	(72,735)

		(2,049,303)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

GREECE — (0.1)%
Aegean Marine Petroleum Network	(27,651)	$(308,309)
Tsakos Energy Navigation	(17,107)	(78,521)

		(386,830)

HONG KONG — (1.0)%
Alibaba Health Information Technology *	(354,000)	(137,898)
Alibaba Pictures Group *	(1,860,000)	(301,298)
Applied Development Holdings *	(42,524)	(3,608)
Bank of East Asia	(79,117)	(327,520)
BEP International Holdings	(1,443,736)	(72,388)
Central China Securities, Cl H	(886,845)	(470,880)
Cheung Kong Infrastructure Holdings	(45,852)	(401,732)
China Chengtong Development Group *	(316,527)	(19,736)
China Healthwise Holdings *	(1,134,000)	(22,889)
China Innovationpay Group *	(807,854)	(51,410)
China LotSynergy Holdings	(3,317,286)	(99,796)
China Minsheng Financial Holding *	(1,025,604)	(57,356)
China Ocean Industry Group *	(1,455,905)	(35,376)
Chongqing Iron & Steel, Cl H *	(52,000)	(8,290)
Digital China Holdings	(104,000)	(85,571)
GCL New Energy Holdings *	(2,186,000)	(113,820)
Hong Kong Exchanges & Clearing	(20,242)	(498,611)
Hybrid Kinetic Group *	(3,582,199)	(89,804)
Landing International Development *	(20,068,662)	(170,284)
MMG *	(484,826)	(165,798)
Noble Group	(8,602,631)	(880,490)
North Mining Shares, Cl C *	(1,699,737)	(34,963)
Pacific Basin Shipping	(1,638,000)	(326,406)
Poly Property Group	(146,000)	(59,876)
Pou Sheng International Holdings	(373,000)	(79,603)
Qianhai Health Holdings	(11,025,335)	(104,890)
Renhe Commercial Holdings *	(3,204,000)	(81,971)
Shunfeng International Clean Energy *	(11,445)	(706)
Sincere Watch Hong Kong	(1,938,346)	(47,348)
Sinofert Holdings	(570,000)	(76,212)
Sinopec Oilfield Service, Cl H *	(2,504,269)	(437,857)
Sinotrans Shipping *	(275,000)	(61,870)
SOCAM Development *	(90,000)	(24,414)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Tou Rong Chang Fu Group *	(236,900)	$(4,782)
United Photovoltaics Group *	(871,147)	(134,396)
Viva China Holdings *	(75,255)	(8,514)

		(5,498,363)

INDIA — (0.2)%
Infosys ADR	(34,185)	(497,734)
Wipro ADR	(44,486)	(438,187)

		(935,921)

IRELAND — (0.1)%
Ardmore Shipping	(32,191)	(249,480)
Weatherford International *	(13,300)	(76,741)

		(326,221)

ISRAEL — (0.1)%
Radware *	(11,447)	(186,930)
Redhill Biopharma ADR *	(12,439)	(125,136)

		(312,066)

ITALY — (0.1)%
Piaggio & C *	(59,731)	(123,623)
TREVI — Finanziaria Industriale *	(117,788)	(117,016)
Yoox Net-A-Porter Group, Cl A *	(19,794)	(526,104)

		(766,743)

JAPAN — (1.2)%
Activia Properties ‡	(78)	(371,545)
Aeria	(9,800)	(494,066)
Ain Holdings	(5,000)	(346,266)
AltPlus	(21,200)	(152,902)
Colowide	(7,700)	(126,405)
Daito Chemix	(20,000)	(123,436)
Econach Holdings *	(216,000)	(122,072)
Forside *	(59,400)	(120,425)
I-Freek Mobile *	(56,500)	(99,848)
Japan Tissue Engineering *	(6,100)	(71,739)
Keikyu	(43,000)	(493,357)
Kimuratan *	(2,425,000)	(152,276)
Kumiai Chemical Industry	(19,400)	(111,901)
Litalico *	(8,700)	(125,730)
M&A Capital Partners *	(5,200)	(233,703)
MBK *	(30,400)	(103,629)
MonotaRO	(17,500)	(569,074)
Nihon M&A Center	(15,200)	(519,507)
Nippon Sharyo *	(42,000)	(111,146)
Nuts *	(77,000)	(145,746)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
OSAKA Titanium Technologies	(12,300)	$(180,293)
O-uccino *	(4,100)	(129,096)
Rakuten	(58,400)	(597,752)
Relo Group	(13,600)	(223,261)
SMS	(800)	(21,293)
Softfront Holdings *	(58,000)	(107,701)
Sorghum Japan Holdings *	(37,800)	(84,094)
Tokyo Kikai Seisakusho	(155,000)	(87,598)
UMN Pharma *	(41,900)	(96,222)
Vector	(30,300)	(108,724)
Wintest *	(60,000)	(88,271)

		(6,319,078)

NETHERLANDS — (0.2)%
Altice, Cl A *	(26,530)	(659,045)
Basic-Fit * (C)	(7,663)	(133,975)
uniQure *	(11,073)	(59,351)

		(852,371)

NEW ZEALAND — (0.0)%
Orion Health Group *	(102,354)	(98,387)

NORWAY — (0.2)%
Axactor *	(549,398)	(158,689)
Hexagon Composites *	(14,748)	(46,893)
Jinhui Shipping & Transportation *	(18,519)	(21,526)
Kongsberg Gruppen	(3,156)	(49,255)
NEL *	(243,368)	(64,059)
Nordic Semiconductor *	(18,565)	(74,381)
Opera Software	(26,595)	(120,182)
Schibsted, Cl A	(9,629)	(239,435)
XXL (C)	(9,977)	(107,486)

		(881,906)

SINGAPORE — (0.2)%
COSCO Shipping International Singapore	(872,199)	(177,917)
Hyflux	(402,136)	(159,743)
SIIC Environment Holdings *	(110,400)	(41,880)
Singapore Post	(328,200)	(324,171)
Singapore Press Holdings	(189,800)	(471,393)

		(1,175,104)

SOUTH KOREA — (0.0)%
Gravity ADR	(4,206)	(76,381)

COMMON STOCK — continued
	Shares	Value

SWEDEN — (0.1)%
Camurus *	(9,791)	$(128,781)
Eltel * (C)	(20,420)	(133,139)
Kambi Group *	(4,623)	(47,497)
Modern Times Group MTG, Cl B	(4,971)	(162,196)
Qliro Group *	(31,170)	(44,341)

		(515,954)

SWITZERLAND — (0.2)%
Arbonia *	(6,937)	(128,979)
Chocoladefabriken Lindt & Spruengli	(38)	(213,678)
Daetwyler Holding	(909)	(153,845)
Meyer Burger Technology *	(84,083)	(69,295)
Molecular Partners *	(5,358)	(160,740)
Orascom Development Holding *	(18,740)	(104,341)

		(830,878)

UNITED STATES — (15.5)%
Consumer Discretionary — (2.8)%
Abercrombie & Fitch, Cl A	(18,924)	(226,899)
Barnes & Noble	(7,100)	(60,705)
Buckle	(28,700)	(536,690)
Buffalo Wild Wings *	(1,200)	(189,060)
Build-A-Bear Workshop, Cl A *	(27,924)	(290,410)
Cato, Cl A	(19,400)	(437,664)
Charter Communications, Cl A *	(2,090)	(721,384)
Chipotle Mexican Grill, Cl A *	(620)	(294,171)
Chuy’s Holdings *	(7,767)	(231,457)
Conn’s *	(17,000)	(299,200)
CSS Industries	(5,700)	(150,252)
Destination XL Group *	(38,109)	(97,178)
DineEquity	(3,069)	(173,521)
El Pollo Loco Holdings *	(11,622)	(145,856)
Ethan Allen Interiors	(6,500)	(193,700)
Express *	(18,705)	(161,424)
Famous Dave’s of America *	(12,486)	(49,944)
Fiesta Restaurant Group *	(9,221)	(224,531)
Finish Line, Cl A	(19,546)	(309,022)
Fossil Group *	(13,307)	(229,546)
FTD *	(6,545)	(130,900)
GameStop, Cl A	(9,000)	(204,210)
Gannett	(7,800)	(65,208)
G-III Apparel Group *	(8,938)	(211,831)
Green Brick Partners *	(13,176)	(135,713)
Guess?	(11,767)	(131,320)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Habit Restaurants, Cl A *	(17,235)	$(325,742)
Hibbett Sports *	(12,988)	(337,688)
Kirkland’s *	(11,486)	(135,075)
Kona Grill *	(24,301)	(138,516)
L Brands	(16,200)	(855,522)
Lindblad Expeditions Holdings *	(17,851)	(169,585)
Lumber Liquidators Holdings *	(13,600)	(333,880)
MakeMyTrip *	(12,125)	(465,600)
Mattel	(1,900)	(42,598)
National CineMedia	(10,512)	(124,777)
Nautilus *	(17,960)	(326,872)
NIKE, Cl B	(3,100)	(171,771)
Oxford Industries	(2,838)	(164,547)
Red Robin Gourmet Burgers *	(5,368)	(315,370)
RH *	(3,800)	(182,286)
Sonic	(800)	(21,504)
Sonic Automotive, Cl A	(3,500)	(68,600)
Sportsman’s Warehouse Holdings *	(35,847)	(146,614)
Stein Mart	(15,839)	(39,122)
Strattec Security	(3,805)	(122,331)
Tesla *	(4,799)	(1,507,222)
Tiffany	(4,300)	(394,095)
Tile Shop Holdings	(4,600)	(98,210)
Tuesday Morning *	(18,500)	(60,125)
Under Armour, Cl A *	(19,900)	(427,651)
Under Armour, Cl C *	(21,700)	(421,197)
Universal Electronics *	(1,884)	(130,561)
VF	(4,100)	(223,983)
Vitamin Shoppe *	(10,390)	(200,527)
Wayfair, Cl A *	(700)	(31,997)
William Lyon Homes, Cl A *	(10,955)	(241,010)
Wingstop	(15,000)	(441,450)

		(14,567,824)

Consumer Staples — (0.8)%
Cal-Maine Foods	(6,300)	(237,825)
Coty, Cl A	(79,054)	(1,411,114)
Craft Brew Alliance *	(15,140)	(205,904)
Farmer Brothers *	(2,900)	(102,950)
Inventure Foods *	(28,985)	(107,245)
MGP Ingredients	(8,193)	(428,985)
Natural Grocers by Vitamin Cottage *	(32,357)	(353,986)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Orchids Paper Products	(9,218)	$(224,458)
Smart & Final Stores *	(26,921)	(317,668)
SunOpta *	(79,168)	(577,926)
Village Super Market, Cl A	(4,500)	(118,755)

		(4,086,816)

Energy — (0.7)%
Bristow Group	(11,985)	(160,239)
CARBO Ceramics *	(23,038)	(158,271)
Cheniere Energy *	(4,900)	(222,215)
Frank’s International	(34,600)	(314,860)
Gener8 Maritime *	(17,977)	(96,536)
Geospace Technologies *	(4,521)	(74,777)
Golar LNG	(32,996)	(841,728)
Hornbeck Offshore Services *	(21,614)	(73,704)
Kosmos Energy *	(79,360)	(476,954)
Occidental Petroleum	(700)	(43,078)
Par Pacific Holdings *	(39,348)	(644,127)
Schlumberger	(3,500)	(254,065)
SEACOR Holdings *	(4,902)	(321,865)
SRC Energy *	(5,587)	(42,126)
Tesco *	(25,863)	(169,403)

		(3,893,948)

Financials — (2.3)%
Ameris Bancorp	(7,010)	(330,171)
Associated Capital Group	(1,700)	(57,205)
Atlas Financial Holdings *	(11,997)	(155,361)
BankFinancial	(7,545)	(111,515)
Beneficial Bancorp	(4,909)	(78,544)
Capital Bank Financial, Cl A	(8,533)	(354,120)
Capital City Bank Group	(7,438)	(153,297)
Cincinnati Financial	(1,000)	(72,090)
Citizens & Northern	(5,947)	(138,268)
City Holding	(2,661)	(189,171)
Clifton Bancorp	(21,629)	(361,204)
Community Trust Bancorp	(6,976)	(313,571)
ConnectOne Bancorp	(6,100)	(135,420)
Donnelley Financial Solutions *	(4,600)	(102,212)
eHealth *	(18,832)	(267,038)
Equity Bancshares, Cl A *	(9,163)	(289,276)
ESSA Bancorp	(5,390)	(81,551)
Farmers Capital Bank	(2,100)	(87,150)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Federated National Holding	(11,106)	$(178,585)
Financial Engines	(4,900)	(208,250)
First Bancorp	(10,497)	(315,330)
First Business Financial Services	(4,605)	(122,355)
First Mid-Illinois Bancshares	(2,100)	(68,481)
FirstCash	(16,300)	(846,785)
GAMCO Investors, Cl A	(6,783)	(194,672)
Gaming and Leisure Properties ‡	(1,400)	(48,720)
Greenhill	(5,869)	(148,486)
Greenlight Capital Re, Cl A *	(10,788)	(232,481)
HarborOne Bancorp *	(14,857)	(309,323)
Heritage Insurance Holdings	(4,623)	(55,938)
Infinity Property & Casualty	(2,877)	(285,542)
Investment Technology Group	(9,407)	(187,293)
Kearny Financial	(10,144)	(148,102)
Ladenburg Thalmann Financial Services *	(27,099)	(75,335)
LendingClub *	(27,700)	(162,045)
LendingTree *	(2,700)	(380,430)
Live Oak Bancshares	(16,596)	(400,793)
Manning & Napier, Cl A	(24,174)	(140,209)
MBT Financial	(5,900)	(66,080)
Nasdaq	(1,500)	(103,305)
Nicolet Bankshares *	(2,650)	(130,645)
OceanFirst Financial	(7,300)	(201,845)
Opus Bank	(17,719)	(399,564)
Pacific Mercantile Bancorp *	(22,113)	(171,376)
PHH *	(20,450)	(263,805)
Prudential Bancorp *	(5,300)	(94,976)
Republic First Bancorp *	(47,129)	(405,309)
RLI	(11,000)	(629,420)
Safeguard Scientifics *	(16,430)	(208,661)
Stonegate Bank	(2,600)	(119,340)
Summit Financial Group	(4,500)	(98,415)
Univest Corp of Pennsylvania	(2,300)	(69,690)
Virtus Investment Partners	(800)	(85,120)
Walter Investment Management *	(17,200)	(18,404)
Waterstone Financial	(5,187)	(98,553)
Willis Towers Watson	(6,400)	(848,768)
WMIH *	(48,185)	(72,278)
World Acceptance *	(4,709)	(249,106)

		(12,120,979)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care — (2.2)%
Abaxis	(2,591)	$(116,673)
Aceto	(8,948)	(141,826)
Achaogen *	(25,520)	(614,522)
Aimmune Therapeutics *	(6,578)	(127,876)
American Renal Associates Holdings *	(7,547)	(129,884)
Amphastar Pharmaceuticals *	(11,076)	(167,248)
Analogic	(3,006)	(215,981)
ANI Pharmaceuticals *	(1,300)	(70,356)
Arbutus Biopharma *	(9,813)	(32,874)
AtriCure *	(16,226)	(332,633)
AxoGen *	(7,500)	(91,500)
Capital Senior Living *	(15,527)	(216,912)
Cerus *	(21,955)	(95,504)
Compugen *	(28,225)	(114,311)
ConforMIS *	(10,842)	(60,932)
CytomX Therapeutics *	(6,460)	(101,487)
Dermira *	(10,518)	(358,243)
Diplomat Pharmacy *	(10,998)	(171,569)
Endologix *	(31,186)	(233,583)
Entellus Medical *	(13,350)	(189,837)
Envision Healthcare *	(12,400)	(694,772)
Evolent Health, Cl A *	(6,800)	(158,100)
Flexion Therapeutics *	(6,022)	(122,909)
Foamix Pharmaceuticals *	(26,492)	(111,531)
GenMark Diagnostics *	(22,852)	(292,963)
HealthEquity *	(300)	(13,656)
Heron Therapeutics *	(20,800)	(319,280)
Invacare	(28,098)	(413,041)
Invuity *	(9,004)	(81,036)
K2M Group Holdings *	(8,892)	(196,958)
LeMaitre Vascular	(6,642)	(197,599)
Meridian Bioscience	(12,731)	(188,419)
Mirati Therapeutics *	(12,826)	(58,358)
NanoString Technologies *	(14,300)	(249,964)
National Research, Cl A	(3,400)	(84,320)
Neuroderm *	(9,304)	(268,653)
Novadaq Technologies *	(67,953)	(472,953)
Otonomy *	(5,947)	(79,392)
Pacific Biosciences of California *	(102,463)	(403,704)
Paratek Pharmaceuticals *	(6,969)	(149,485)
Penumbra *	(9,160)	(782,722)
Quidel *	(4,375)	(105,744)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Second Sight Medical Products *	(36,170)	$(41,957)
Simulations Plus	(9,214)	(107,804)
STAAR Surgical *	(10,499)	(109,190)
Teladoc *	(32,208)	(798,758)
Teligent *	(15,334)	(120,985)
TESARO *	(900)	(132,831)
Tetraphase Pharmaceuticals *	(19,520)	(154,794)
Theravance Biopharma *	(10,834)	(436,935)
VBI Vaccines *	(25,195)	(113,126)
ViewRay *	(17,985)	(124,096)
Viveve Medical *	(14,901)	(120,549)

		(11,290,335)

Industrials — (1.2)%
Allied Motion Technologies	(7,062)	(159,884)
Astronics, Cl B *	(1)	(31)
Babcock & Wilcox Enterprises *	(31,396)	(294,181)
CIRCOR International	(3,848)	(256,700)
Costamare	(20,446)	(137,806)
Covenant Transportation Group, Cl A *	(17,156)	(321,332)
Echo Global Logistics *	(13,223)	(247,931)
EnerNOC *	(12,763)	(72,111)
Flowserve	(200)	(10,174)
Franklin Covey *	(18,423)	(391,489)
FreightCar America	(16,834)	(219,852)
Hudson Technologies *	(23,048)	(163,641)
Huron Consulting Group *	(7,125)	(317,062)
Hyster-Yale Materials Handling	(2,449)	(147,209)
IHS Markit *	(14,676)	(636,938)
Insteel Industries	(6,527)	(227,205)
Johnson Controls International	(10,100)	(419,857)
KeyW Holding *	(28,982)	(275,039)
Kornit Digital *	(10,065)	(202,307)
McGrath RentCorp	(1,900)	(66,139)
Multi-Color	(4,943)	(379,622)
PAM Transportation Services *	(5,645)	(105,957)
Sun Hydraulics	(2,700)	(104,868)
Team *	(13,509)	(363,392)
Universal Logistics Holdings	(6,039)	(84,244)
USA Truck *	(14,048)	(94,262)
Vicor *	(5,786)	(104,148)
Wabtec	(3,100)	(260,059)

		(6,063,440)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology — (2.2)%
2U *	(15,373)	$(697,934)
Advanced Micro Devices *	(25,600)	(340,480)
Aerohive Networks *	(41,958)	(162,377)
Avid Technology *	(28,563)	(160,096)
Benefitfocus *	(34,492)	(1,086,498)
Cray *	(7,088)	(126,875)
Exa *	(12,437)	(171,133)
FireEye *	(14,800)	(185,148)
Global Eagle Entertainment *	(73,642)	(228,290)
Harmonic *	(27,717)	(160,759)
Hortonworks *	(15,816)	(164,644)
Immersion *	(27,378)	(240,105)
Instructure *	(15,518)	(370,880)
Kopin *	(37,855)	(154,448)
MACOM Technology Solutions Holdings *	(2,013)	(98,407)
Mesa Laboratories	(2,911)	(407,016)
Mimecast *	(3,346)	(80,873)
Model N *	(32,993)	(353,025)
Monotype Imaging Holdings	(7,288)	(148,311)
MTS Systems	(6,882)	(319,669)
NeoPhotonics *	(31,260)	(242,578)
Numerex, Cl A *	(14,380)	(64,710)
Pandora Media *	(17,200)	(186,620)
Paychex	(5,100)	(302,328)
PDF Solutions *	(11,240)	(213,785)
PROS Holdings *	(9,115)	(224,685)
Q2 Holdings *	(3,981)	(151,875)
QuickLogic *	(72,242)	(121,728)
Reis	(6,910)	(129,908)
Seachange International *	(17,565)	(44,264)
Shopify, Cl A *	(15,507)	(1,177,757)
ShoreTel *	(23,664)	(154,999)
Silver Spring Networks *	(20,838)	(237,761)
SPS Commerce *	(4,837)	(267,293)
Square, Cl A *	(35,516)	(647,812)
Twilio, Cl A *	(19,715)	(651,581)
USA Technologies *	(24,006)	(117,629)
VASCO Data Security International *	(18,540)	(250,290)
Workiva, Cl A *	(21,040)	(353,472)
Xactly *	(18,300)	(212,280)
XO Group *	(7,100)	(124,605)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Zillow Group, Cl C *	(2,600)	$(101,400)

		(11,636,328)

Materials — (0.8)%
Alamos Gold, Cl A	(142,969)	(1,023,658)
Ball	(10,800)	(830,412)
Calgon Carbon	(6,497)	(94,531)
CF Industries Holdings	(25,300)	(676,522)
Deltic Timber	(2,938)	(227,313)
Endeavour Silver *	(171,280)	(527,542)
Haynes International	(4,914)	(207,813)
Resolute Forest Products *	(14,519)	(90,744)
Tecnoglass	(8,600)	(93,138)
Trecora Resources *	(10,852)	(119,915)
US Concrete *	(3,255)	(201,810)

		(4,093,398)

Real Estate — (2.2)%
American Homes 4 Rent, Cl A ‡	(1)	(16)
Brandywine Realty Trust ‡	(6,100)	(103,517)
Cedar Realty Trust ‡	(47,183)	(253,844)
Chatham Lodging Trust ‡	(40,700)	(787,952)
Chesapeake Lodging Trust ‡	(13,000)	(303,030)
EPR Properties ‡	(7,400)	(538,054)
Equity Residential ‡	(5,800)	(374,564)
FelCor Lodging Trust ‡	(71,100)	(551,025)
GEO Group ‡	(4,900)	(163,268)
Getty Realty ‡	(31,067)	(795,315)
Gladstone Commercial ‡	(5,500)	(122,650)
Global Net Lease ‡	(700)	(16,541)
Government Properties Income Trust ‡	(22,800)	(486,096)
HCP ‡	(3,600)	(112,860)
Hersha Hospitality Trust, Cl A ‡	(42,400)	(781,856)
Independence Realty Trust ‡	(44,700)	(411,240)
Investors Real Estate Trust ‡	(169,004)	(998,814)
Iron Mountain ‡	(20,200)	(702,152)
iStar ‡ *	(24,400)	(298,412)
Kennedy-Wilson Holdings	(4,200)	(85,680)
Macerich ‡	(1,900)	(118,617)
Marcus & Millichap *	(13,172)	(339,838)
New York ‡	(68,400)	(652,536)
Park Hotels & Resorts ‡	(800)	(20,536)
Parkway ‡	(900)	(18,135)
Rayonier ‡	(1,700)	(47,974)

COMMON STOCK — continued
	Shares/ Number of Rights	Value

UNITED STATES (continued)
Real Estate (continued)
Realty Income ‡	(12,917)	$(753,707)
RMR Group	(504)	(26,605)
Seritage Growth Properties ‡	(5,000)	(207,500)
STAG Industrial ‡	(4,600)	(121,256)
Sunstone Hotel Investors ‡	(21,000)	(312,690)
Whitestone, Cl B ‡	(15,527)	(194,709)
WP Carey ‡	(13,100)	(820,060)

		(11,521,049)

Telecommunication Services — (0.1)%
Boingo Wireless *	(14,684)	(209,834)
ORBCOMM *	(14,273)	(137,592)
Sprint *	(8,500)	(76,755)

		(424,181)

Utilities — (0.3)%
Atlantic Power *	(50,751)	(126,877)
Cadiz *	(1,498)	(22,620)
Dominion Resources	(6,500)	(503,295)
Dynegy *	(36,486)	(234,240)
TerraForm Power, Cl A *	(32,700)	(411,693)
Vivint Solar *	(36,031)	(108,093)

		(1,406,818)

		(81,105,116)

Total Common Stock (Proceeds $122,474,225)		(123,333,208)

REGISTERED INVESTMENT COMPANIES — (1.0)%
EXCHANGE TRADED FUNDS — (1.0)%
Energy Select Sector SPDR Fund	(43,000)	(2,917,120)
Industrial Select Sector SPDR Fund	(8,800)	(583,792)
Utilities Select Sector SPDR Fund	(32,400)	(1,675,080)

Total Registered Investment Companies (Proceeds $5,224,756)		(5,175,992)

RIGHTS * — 0.0%
TPG Telecom, Expires 05/17/17 (Proceeds $—)	(10,074)	(4,903)

Securities Sold Short — (24.5)% (Proceeds $127,698,981)		$(128,514,103)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

PURCHASED OPTIONS * — 0.0%
	Contracts	Value

S&P 500 Index Call Option, Expires 05/19/17, Strike Price $2,405.00	226	$162,720
S&P 500 Index Put Option, Expires 05/19/17, Strike Price $2,110.00	226	18,532

Total Purchased Options — 0.0% (Cost $180,090)		$181,252

WRITTEN OPTIONS * — (0.5)%
S&P 500 Index Call Option, Expires 05/19/17, Strike Price $2,280.00	(226)	$(2,365,542)
S&P 500 Index Put Option, Expires 05/19/17, Strike Price $2,280.00	(452)	(152,776)

Total Written Options — 0.5% (Proceeds $2,544,694)		$(2,518,318)

For the six-months ended April 30, 2017, the total amount of all open purchased options and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

A list of Total Return Swaps held by the Fund at April 30, 2017, is as follows:

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ABLYNX ORD SHS	BAML	4/30/2018	1M LIBOR	(6,958)	(84,666)	$2,839
ACONEX ORD SHS	BAML	11/17/2017	1M LIBOR	(27,839)	(124,716)	33,203
AEROSPACE TECHNOLOGY OF K	BAML	11/13/2017	1M LIBOR	(7,443)	(102,178)	(3,132)
AGL ENERGY ORD SHS	BAML	5/29/2017	1M LIBOR	5,489	103,989	5,999
AIMIA ORD SHS	BAML	11/27/2017	1M LIBOR	41,600	286,305	(7,753)
AIR NEW ZEALAND ORD SHS	BAML	5/29/2017	1M LIBOR	153,996	248,421	21,101
AIR NEW ZEALAND ORD SHS	BAML	5/29/2017	1M LIBOR	122,953	192,636	22,555
AKRON ORD SHS	BAML	7/28/2017	1M LIBOR	2,614	136,717	17,091
ALTUS GROUP ORD SHS	BAML	11/27/2017	1M LIBOR	(7,600)	(161,183)	(10,304)
AMOREPACIFIC ORD SHS	BAML	11/13/2017	1M LIBOR	(2,376)	(573,666)	(36,047)
AMOREPACIFIC ORD SHS	BAML	12/8/2017	1M LIBOR	(779)	(193,745)	(6,157)
AO WORLD ORD SHS	BAML	4/30/2018	1M LIBOR	(34,859)	(63,364)	2,487
ARISTOCRAT LEISURE ORD SH	BAML	5/29/2017	1M LIBOR	8,387	107,222	16,121
ASALEO CARE ORD SHS	BAML	12/28/2017	1M LIBOR	187,195	212,917	38,691
ASANKO GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	(22,200)	(51,255)	(2,578)
ATHABASCA OIL ORD SHS	BAML	11/27/2017	1M LIBOR	(107,300)	(127,995)	19,516
AUSTRALIAN AGRICULTURAL C	BAML	11/10/2017	1M LIBOR	(68,036)	(82,558)	(5,323)
AUSTRALIAN AGRICULTURAL C	BAML	11/17/2017	1M LIBOR	(103,366)	(118,347)	(15,169)
AUSTRALIAN PHARMACEUTICAL	BAML	5/29/2017	1M LIBOR	194,864	304,892	20,497
AUSTRALIAN PHARMACEUTICAL	BAML	12/28/2017	1M LIBOR	157,766	226,299	37,143
AVANTI COMMUNICATIONS GRO	BAML	4/30/2018	1M LIBOR	(22,290)	(3,284)	4

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AVICHINA INDUSTRY and TEC	BAML	5/29/2017	1M LIBOR	(245,000)	(170,258)	$6,826
BANK BUKOPIN ORD SHS	BAML	11/10/2017	1M LIBOR	2,462,400	116,641	(220)
BEACH ENERGY ORD SHS	BAML	5/29/2017	1M LIBOR	820,591	492,236	(40,609)
BEACH ENERGY ORD SHS	BAML	12/28/2017	1M LIBOR	595,028	324,708	2,777
BEADELL RESOURCES ORD SHS	BAML	11/17/2017	1M LIBOR	(297,758)	(61,064)	10,897
BEP INTERNATIONAL HOLDING	BAML	5/29/2017	1M LIBOR	(390,000)	(21,679)	2,130
BIONIME ORD SHS	BAML	11/17/2017	1M LIBOR	8,000	20,082	144
BLUESCOPE STEEL ORD SHS	BAML	5/29/2017	1M LIBOR	83,366	735,068	(4,702)
BLUESCOPE STEEL ORD SHS	BAML	12/28/2017	1M LIBOR	99,405	951,988	(81,104)
BMF BOVESPA BOLSA DE VALO	BAML	11/27/2017	1M LIBOR	(87,000)	(462,862)	(58,444)
BNN TECHNOLOGY ORDINARY S	BAML	4/30/2018	1M LIBOR	(5,614)	(7,589)	1,488
BOHAE BREWERY ORD SHS	BAML	11/13/2017	1M LIBOR	(33,882)	(39,744)	2,971
BRADESPAR PREF SHS	BAML	11/27/2017	1M LIBOR	(78,700)	(489,861)	(2,549)
CABCHARGE AUSTRALIA ORD S	BAML	12/28/2017	1M LIBOR	54,857	105,946	2,087
CASCADES ORD SHS	BAML	11/27/2017	1M LIBOR	18,500	177,986	44,827
CELLNEX TELECOM ORD SHS	BAML	4/30/2018	1M LIBOR	(30,613)	(500,823)	(40,029)
CENTERRA GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	76,300	355,398	38,679
CHINA CHENGTONG DEVELOPME	BAML	5/29/2017	1M LIBOR	(222,000)	(17,652)	3,813
CHINA FISHERY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(795,300)	(43,710)	43,653
CHINA GOLDJOY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(1,284,000)	(128,177)	27,508
CHINA MINSHENG FINANCIAL	BAML	5/29/2017	1M LIBOR	(370,000)	(34,799)	14,112
CHINA OCEAN INDUSTRY GROU	BAML	5/29/2017	1M LIBOR	(1,045,000)	(24,053)	(1,332)
CLOVER INDUSTRIES ORD SHS	BAML	7/28/2017	1M LIBOR	83,438	110,464	(9,195)
CONTINENTAL GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	(19,900)	(55,634)	10,732
COSON ORD SHS	BAML	11/13/2017	1M LIBOR	(12,073)	(117,619)	(24,554)
COSTAIN GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	34,807	176,267	43,012
CSR ORD SHS	BAML	5/29/2017	1M LIBOR	209,661	634,249	135,023
CSR ORD SHS	BAML	12/28/2017	1M LIBOR	185,878	580,957	101,052
DERICHEBOURG ORD SHS	BAML	4/30/2018	1M LIBOR	37,296	184,813	(6,284)
DOMINO’S PIZZA ENTERPRISE	BAML	11/10/2017	1M LIBOR	(4,666)	(202,745)	(10,802)
DRB-HICOM ORD SHS	BAML	3/5/2018	1M LIBOR	(292,700)	(86,036)	(11,059)
DXB ENTERTAINMENTS ORD SH	BAML	8/1/2017	1M LIBOR	(1,154,294)	(362,757)	59,491
ESA ORD SHS	BAML	11/13/2017	1M LIBOR	(1,312)	(12,378)	6,464
FDG ELECTRIC VEHICLES ORD	BAML	5/29/2017	1M LIBOR	(940,000)	(41,039)	(2,455)
FERRATUM ORD SHS	BAML	4/30/2018	1M LIBOR	(1,625)	(32,669)	(2,101)
FINCIANTIERI ORD SHS	BAML	4/30/2018	1M LIBOR	(73,032)	(51,002)	(20,531)
FLEXIGROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(51,892)	(94,150)	3,614
FORD OTOMOTIV SANAYI A OR	BAML	8/1/2017	1M LIBOR	12,209	120,301	15,437
FORTESCUE METALS GROUP OR	BAML	5/29/2017	1M LIBOR	186,901	781,872	(38,729)
FORTESCUE METALS GROUP OR	BAML	12/28/2017	1M LIBOR	226,222	1,040,503	(141,016)
FOXBRAIN ORD SHS	BAML	12/8/2017	1M LIBOR	(422)	(909)	(48)
FOXTONS GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	(102,909)	(119,413)	(17,038)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GENWORTH MORTGAGE INSURAN	BAML	5/29/2017	1M LIBOR	136,220	331,714	$3,871
GOLD PACIFIC ORD SHS	BAML	11/13/2017	1M LIBOR	(22,687)	(16,861)	8,288
G-TECH OPTOELECTRONICS OR	BAML	5/29/2017	1M LIBOR	(5,390)	(3,685)	559
HANJIN HEAVY INDUSTRIES a	BAML	12/8/2017	1M LIBOR	(9,206)	(27,259)	(86)
HANPIN ELECTRON ORD SHS	BAML	11/17/2017	1M LIBOR	91,407	132,927	7,156
HEXAGON COMPOSITES ORD SH	BAML	4/30/2018	1M LIBOR	(22,269)	(68,202)	(2,762)
HIGHLAND GOLD MINING ORD	BAML	4/30/2018	1M LIBOR	157,282	365,217	(71,217)
HINDUSTAN PETROLEUM ORD S	BAML	4/30/2018	1M LIBOR	9,851	77,456	4,806
HLB ORD SHS	BAML	12/8/2017	1M LIBOR	(5,617)	(78,457)	10,336
HSIN CHONG GROUP HOLDINGS	BAML	5/29/2017	1M LIBOR	(116,000)	(5,646)	427
HSIN CHONG GROUP HOLDINGS	BAML	11/13/2017	1M LIBOR	(2,182,000)	(104,651)	6,492
HUANXI MEDIA GROUP ORD SH	BAML	5/29/2017	1M LIBOR	(160,000)	(49,860)	3,795
HUAYI TENCENT ENTERTAINME	BAML	5/29/2017	1M LIBOR	(790,000)	(49,322)	11,753
HUAYU AUTOMOTIVE SYSTEMS	BAML	5/29/2017	1M LIBOR	277,276	664,302	90,612
HYPOPORT N ORD SHS	BAML	4/30/2018	1M LIBOR	(819)	(76,173)	(13,900)
IMPEDIMED ORD SHS	BAML	11/10/2017	1M LIBOR	(9,409)	(7,368)	2,260
IMPEDIMED ORD SHS	BAML	11/17/2017	1M LIBOR	(20,972)	(18,669)	7,283
INMOBILIARIA COLONIAL ORD	BAML	4/30/2018	1M LIBOR	(41,648)	(298,717)	(24,133)
INTERACCIONES ORD SHS	BAML	3/23/2018	1M LIBOR	—	—	—
INTRON BIOTECHNOLOGY ORD	BAML	12/8/2017	1M LIBOR	(46)	(998)	28
IVANHOE MINES ORD SHS CLA	BAML	11/27/2017	1M LIBOR	(80,700)	(274,834)	(8,355)
KAROON GAS AUSTRALIA ORD	BAML	11/10/2017	1M LIBOR	(34,178)	(48,595)	10,718
KOMPANIYA M VIDEO ORD SHS	BAML	7/28/2017	1M LIBOR	22,640	152,002	(178)
KOREA AEROSPACE INDUSTRIE	BAML	11/13/2017	1M LIBOR	(2,635)	(143,282)	(4,458)
LAMPRELL ORD SHS	BAML	8/11/2017	1M LIBOR	(27,941)	(25,407)	(12,906)
LIG NEX1 ORD SHS	BAML	11/13/2017	1M LIBOR	(3,538)	(253,602)	2,686
MAG SILVER ORD SHS	BAML	11/27/2017	1M LIBOR	(22,100)	(288,145)	17,764
MAG SILVER ORD SHS	BAML	11/27/2017	1M LIBOR	(12,300)	(171,816)	21,332
MARIE BRIZARD WINE AND SP	BAML	4/30/2018	1M LIBOR	(5,178)	(88,264)	10,286
MCMILLAN SHAKESPEARE ORD	BAML	5/29/2017	1M LIBOR	13,981	139,989	1,656
MEG ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(126,900)	(579,933)	5,396
METSA BOARD CORPORATION B	BAML	4/30/2018	1M LIBOR	(38,902)	(256,852)	(19,337)
MORGUARD REAL ESTATE INVE	BAML	11/27/2017	1M LIBOR	15,000	172,778	(4,646)
NAVER ORD SHS	BAML	12/8/2017	1M LIBOR	(732)	(504,422)	(10,210)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NEO SOLAR POWER ORD SHS	BAML	7/3/2017	1M LIBOR	(9,292)	(4,579)	$253
NEW ZEALAND REFINING ORD	BAML	5/29/2017	1M LIBOR	38,673	70,555	(8,443)
NICOX ORD SHS	BAML	4/30/2018	1M LIBOR	(1,197)	(12,227)	(794)
NORDIC SEMICONDUCTOR ORD	BAML	4/30/2018	1M LIBOR	(15,132)	(51,278)	(9,484)
NORTH MINING SHARES ORD S	BAML	5/29/2017	1M LIBOR	(1,040,000)	(21,832)	445
NORTHGATE ORD SHS	BAML	4/30/2018	1M LIBOR	27,619	186,082	6,849
NUTRIBIOTECH ORD SHS	BAML	11/13/2017	1M LIBOR	(7,421)	(178,186)	31,449
OBI PHARMA ORD SHS	BAML	7/3/2017	1M LIBOR	(900)	(16,529)	8,060
ORION HEALTH GROUP ORD SH	BAML	5/21/2018	1M LIBOR	(12,068)	(11,641)	45
OROCOBRE ORD SHS	BAML	11/10/2017	1M LIBOR	(54,815)	(158,811)	29,518
OROCOBRE ORD SHS	BAML	11/17/2017	1M LIBOR	(58,706)	(144,308)	5,837
ORORA ORD SHS	BAML	5/29/2017	1M LIBOR	299,754	674,566	1,046
OUTOTEC ORD SHS	BAML	4/30/2018	1M LIBOR	(24,058)	(139,752)	(39,041)
OZ MINERALS ORD SHS	BAML	5/29/2017	1M LIBOR	138,974	888,181	(151,409)
OZ MINERALS ORD SHS	BAML	12/28/2017	1M LIBOR	129,905	850,105	(161,413)
PANALPINA WELTTRANSPORT H	BAML	4/30/2018	1M LIBOR	(1,037)	(137,564)	333
PEREGRINE HOLDINGS ORD SH	BAML	7/28/2017	1M LIBOR	18,598	36,105	816
PERSEUS MINING ORD SHS	BAML	11/10/2017	1M LIBOR	(389,103)	(137,279)	52,784
PERSEUS MINING ORD SHS	BAML	11/17/2017	1M LIBOR	(309,032)	(98,536)	31,429
PHILIP MORRIS ORD SHS	BAML	12/29/2017	1M LIBOR	166	84,803	6,241
PILBARA MINERALS ORD SHS	BAML	11/17/2017	1M LIBOR	(287,956)	(95,265)	21,954
PIONEER CEMENT ORD SHS	BAML	5/29/2017	1M LIBOR	—	—	—
PURPLEBRICKS GROUP ORD SH	BAML	4/30/2018	1M LIBOR	(12,724)	(49,473)	876
QIANHAI HEALTH HOLDINGS O	BAML	5/29/2017	1M LIBOR	(1,650,000)	(22,439)	6,745
QLRO GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	(47,065)	(68,745)	1,772
REA GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(5,548)	(217,905)	(37,545)
REA GROUP ORD SHS	BAML	11/17/2017	1M LIBOR	(6,009)	(247,109)	(29,568)
REDDE ORD SHS	BAML	4/30/2018	1M LIBOR	94,326	179,529	37,667
REDEFINE INTERNATIONAL RE	BAML	4/30/2018	1M LIBOR	(265,118)	(118,609)	(12,572)
RELIANCE WORLDWIDE CORPOR	BAML	11/17/2017	1M LIBOR	(10,072)	(22,162)	(841)
ROCKHOPPER EXPLORATION OR	BAML	4/30/2018	1M LIBOR	(74,439)	(19,220)	(2,687)
ROYAL BAFOKENG PLATINUM P	BAML	7/28/2017	1M LIBOR	(13,316)	(44,501)	9,372
RUMO LOGISTICA OPERADORA	BAML	11/27/2017	1M LIBOR	(186,516)	(427,007)	(86,235)
SAIC MOTOR ORD SHS A	BAML	5/29/2017	1M LIBOR	56,690	193,707	30,249
SAMSUNGBIOLOGICS ORD SHS	BAML	11/13/2017	1M LIBOR	(787)	(117,157)	(3,877)
SAMSUNGBIOLOGICS ORD SHS	BAML	12/8/2017	1M LIBOR	(925)	(134,829)	(7,429)
SCALES CORPORATION ORD SH	BAML	5/29/2017	1M LIBOR	52,668	122,919	(3,266)
SCHIBSTED ORD SHS	BAML	4/30/2018	1M LIBOR	(3,248)	(83,400)	2,455
SENEX ENERGY ORD SHS	BAML	11/10/2017	1M LIBOR	(207,805)	(52,506)	2,712
SERVICE STREAM ORD SHS	BAML	5/29/2017	1M LIBOR	2,486	1,739	421
SERVICE STREAM ORD SHS	BAML	12/28/2017	1M LIBOR	139,443	105,362	15,759
SHUNFENG INTL CLEAN ENERG	BAML	5/29/2017	1M LIBOR	(39,362)	(3,644)	1,216

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SIIC ENVIRONMENT HOLDINGS	BAML	4/24/2018	1M LIBOR	(147,200)	(55,895)	$(10)
SINCERE WATCH (HONG KONG)	BAML	11/13/2017	1M LIBOR	(670,000)	(17,273)	911
SINOFERT HOLDINGS ORD SHS	BAML	5/29/2017	1M LIBOR	(374,000)	(45,257)	(4,736)
SINOTRANS SHIPPING ORD SH	BAML	5/29/2017	1M LIBOR	(168,000)	(38,608)	820
SIRTEX MEDICAL ORD SHS	BAML	5/29/2017	1M LIBOR	9,971	124,711	(8,685)
SMS ORD SHS	BAML	11/13/2017	1M LIBOR	(12,000)	(277,491)	(41,985)
STOCK SPIRITS GROUP ORD S	BAML	4/30/2018	1M LIBOR	79,677	170,388	9,984
STORAGEVAULT CANADA ORD S	BAML	11/27/2017	1M LIBOR	(29,100)	(43,769)	(5,477)
SUMMERSET GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	39,286	142,181	(1,969)
SUMMERSET GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	56,017	197,767	2,159
SUNCORP GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(25,082)	(243,135)	(16,048)
SYRAH RESOURCES ORD SHS	BAML	11/10/2017	1M LIBOR	(59,229)	(184,297)	83,177
SYRAH RESOURCES ORD SHS	BAML	11/17/2017	1M LIBOR	(81,621)	(230,882)	91,533
TAMIL NADU NEWSPRINT AND	BAML	4/30/2018	1M LIBOR	9,315	46,194	(3,119)
TELCON ORD SHS	BAML	11/13/2017	1M LIBOR	(6,184)	(19,963)	(9,166)
TEN NETWORK HOLDINGS ORD	BAML	11/17/2017	1M LIBOR	(85,229)	(90,662)	73,431
THORN GROUP ORD SHS	BAML	12/28/2017	1M LIBOR	145,119	177,188	(37,553)
TPG TELECOM ORD SHS	BAML	11/10/2017	1M LIBOR	(11,964)	(64,399)	11,543
TPG TELECOM ORD SHS	BAML	11/17/2017	1M LIBOR	(16,157)	(88,587)	17,207
TRANSCONTINENTAL SUB VOTI	BAML	11/27/2017	1M LIBOR	19,400	329,914	16,160
UMW HOLDINGS ORD SHS	BAML	3/5/2018	1M LIBOR	(78,000)	(101,002)	(10,401)
URBAS GRUPO FINANCIERO OR	BAML	4/30/2018	1M LIBOR	10,056,659	240,978	(43,865)
USINAS SIDERURGICAS DE MI	BAML	11/27/2017	1M LIBOR	(237,400)	(365,794)	47,021
V1 GROUP ORD SHS	BAML	5/29/2017	1M LIBOR	(98,000)	(4,887)	1,864
VEDANTA ORD SHS	BAML	4/30/2018	1M LIBOR	210,107	755,892	41,111
VILMORIN and CIE ORD SHS	BAML	4/30/2018	1M LIBOR	2,594	181,766	5,675
VIRGIN AUSTRALIA HOLDINGS	BAML	11/17/2017	1M LIBOR	(281,404)	(49,208)	10,225
VIROMED ORD SHS	BAML	12/8/2017	1M LIBOR	(2,523)	(206,860)	2,431
VIVA CHINA HOLDINGS ORD S	BAML	5/29/2017	1M LIBOR	(336,000)	(38,684)	680
VOCUS GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(17,229)	(111,709)	68,233
VOCUS GROUP ORD SHS	BAML	11/17/2017	1M LIBOR	(88,513)	(364,319)	140,960
WI LAN ORD SHS	BAML	11/27/2017	1M LIBOR	95,400	170,596	20,903
XL AXIATA ORD SHS	BAML	3/26/2018	1M LIBOR	(468,600)	(106,720)	(6,166)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
YATAS YATAK VE YORGAN SAN	BAML	8/1/2017	1M LIBOR	64,099	111,362	$77,172
Z ENERGY ORD SHS	BAML	5/29/2017	1M LIBOR	64,786	327,259	4,012
ZENITH INTERNATIONAL BANK	BAML	1/16/2018	1M LIBOR	242,534	12,197	(362)
ZOOPLUS ORD SHS	BAML	4/30/2018	1M LIBOR	(470)	(66,391)	(21,457)
AMOREPACIFIC CORP	DB	4/30/2018	USD1M_Reuters	(1,215)	(310,040)	(1,745)
BROOKFIELD OFFICE PROPERTI-U	DB	10/16/2017	USD1M_Reuters	(700)	(16,825)	143
CALFRAC WELL SERVICES LTD	DB	10/16/2017	USD1M_Reuters	(58,745)	(167,780)	18,399
CENTRAL CHINA SECURITIES C-H	DB	9/4/2017	USD1M_Reuters	—	—	—
CHIHO-TIANDE GROUP LTD	DB	9/4/2017	USD1M_Reuters	(13,714)	(8,232)	474
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/2017	USD1M_Reuters	(24,894)	(12,557)	28
CHINA FISHERY GROUP LTD	DB	11/3/2017	USD1M_Reuters	(375,000)	(20,178)	(239)
CHINA METAL PRODUCTS CO LTD	DB	8/2/2017	USD1M_Reuters	—	—	—
CHINA SEVEN STAR SHOPPING LTD	DB	9/4/2017	USD1M_Reuters	(127,273)	(6,932)	(187)
C-TECH UNITED CORP	DB	8/2/2017	USD1M_Reuters	—	—	—
DRB-HICOM BHD	DB	5/28/2018	USD1M_Reuters	(40,000)	(12,279)	(990)
FERRATUM OYJ	DB	10/11/2017	USD1M_Reuters	(2,626)	(67,579)	11,158
GO IRON WORKS CO LTD	DB	11/6/2017	USD1M_Reuters	(9,000)	(15,972)	10,802
HANJIN HEAVY INDUS & CONST	DB	4/30/2018	USD1M_Reuters	(15,046)	(44,772)	80
HUDSON’S BAY CO	DB	10/16/2017	USD1M_Reuters	—	—	—
ITAB SHOP CONCEPT AB	DB	5/28/2018	USD1M_Reuters	(2,423)	(19,628)	304
MBK CO LTD	DB	11/6/2017	USD1M_Reuters	(3,400)	(3,796)	(7,801)
MEDIA CHINA CORPORATION LTD	DB	9/4/2017	USD1M_Reuters	(223,247)	(11,483)	863
MTN GROUP LTD	DB	6/4/2018	USD1M_Reuters	(4,006)	(37,563)	(640)
NEO SOLAR POWER CORP	DB	8/2/2017	USD1M_Reuters	(12,823)	(6,264)	298
OBI PHARMA INC	DB	8/2/2017	USD1M_Reuters	(1,100)	(20,729)	10,385
Reliance Worldwide Corporation Ord Shs	DB	5/7/2018	USD1M_Reuters	(101,890)	(219,291)	(12,928)
SENEX ENERGY LTD	DB	5/7/2018	USD1M_Reuters	(67,916)	(17,476)	1,236
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2017	USD1M_Reuters	130	319	146
SYSCAN TECHNOLOGY HLDGS LTD	DB	9/4/2017	USD1M_Reuters	(150,000)	(10,007)	461
TPG TELECOM LTD	DB	5/7/2018	USD1M_Reuters	(6,335)	(28,042)	112
TRICAN WELL SERVICE LTD	DB	10/16/2017	USD1M_Reuters	(12,600)	(34,896)	271
VOCUS COMMUNICATIONS LTD	DB	5/7/2018	USD1M_Reuters	(15,332)	(41,861)	3,251
VOCUS COMMUNICATIONS LTD	DB	5/7/2018	USD1M_Reuters	(7,091)	(17,787)	(70)
WESDOME GOLD MINES LTD	DB	10/16/2017	USD1M_Reuters	(38,400)	(103,717)	8,322
WONSON INTERNATIONAL HLDGS	DB	9/4/2017	USD1M_Reuters	(990,000)	(24,068)	11

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3I GROUP PLC	GS	10/4/2017	USD-LIBOR-BBA	30,881	662,317	$173,445
ABC ARBITRAGE	GS	5/31/2017	USD-LIBOR-BBA	13,637	185,066	970
ACCOR SA	GS	5/16/2018	USD-Federal Funds-H.15	(13,768)	(575,182)	(52,618)
ACTER CO LTD	GS	5/16/2018	USD-LIBOR-BBA	28,483	121,240	3,222
AEROSPACE TECHNOLOGY OF KORE	GS	4/10/2018	USD-Federal Funds-H.15	(1,140)	(15,763)	(366)
AFC ENERGY PLC	GS	9/28/2017	USD-Federal Funds-H.15	(14,607)	(4,506)	2,379
ASIA PLUS GROUP HDS SECS-FOR	GS	4/13/2018	USD-LIBOR-BBA	497,065	50,065	222
ATHABASCA OIL CORP	GS	3/8/2018	USD-Federal Funds-H.15	(165,400)	(218,930)	51,960
BANK HANDLOWY W WARSZAWIE SA	GS	10/3/2017	USD-Federal Funds-H.15	—	—	—
BANK OF EAST ASIA LTD	GS	6/14/2017	USD-Federal Funds-H.15	(12,796)	(46,215)	(6,744)
BARRATT DEVELOPMENTS PLC	GS	2/7/2018	USD-LIBOR-BBA	87,365	529,767	125,309
BLACK DIAMOND GROUP LTD	GS	4/5/2018	USD-LIBOR-BBA	66,900	191,542	(2,150)
BNN TECHNOLOGY PLC	GS	11/9/2017	USD-Federal Funds-H.15	(6,510)	(11,317)	4,242
BOHAE BREWERY CO LTD	GS	4/11/2018	USD-Federal Funds-H.15	(19,000)	(23,842)	3,221
BONDUELLE SCA	GS	5/16/2018	USD-LIBOR-BBA	5,479	176,579	13,282
BOTA BIO CO LTD	GS	12/28/2017	USD-Federal Funds-H.15	(2,000)	(3,440)	1,155
CAIRN HOMES PLC	GS	9/28/2017	USD-Federal Funds-H.15	(67,682)	(80,631)	(34,792)
CAPE PLC	GS	1/18/2018	USD-LIBOR-BBA	73,362	138,581	89,946
CHENNAI PETROLEUM CORP LTD	GS	5/2/2018	USD-LIBOR-BBA	50,747	267,033	33,949
CHIMEI MATERIALS TECHNOLOGY	GS	4/18/2018	USD-Federal Funds-H.15	(105,582)	(44,692)	(8,435)
CHINA CHENGTONG DEVELOPMENT	GS	1/18/2018	USD-Federal Funds-H.15	(112,591)	(8,781)	1,763
CHINA GENERAL PLASTICS	GS	10/17/2017	USD-LIBOR-BBA	99,372	59,176	28,492
CHINA OCEANWIDE HOLDINGS LTD	GS	5/22/2018	USD-Federal Funds-H.15	(74,424)	(7,371)	6
CHONGQING IRON & STEEL CO-H	GS	3/19/2018	USD-Federal Funds-H.15	(40,745)	(10,887)	4,393
COLOWIDE CO LTD	GS	4/6/2018	USD-Federal Funds-H.15	(6,600)	(107,791)	(887)
COMPAGNIE DES ALPES	GS	7/6/2017	USD-LIBOR-BBA	9,154	179,917	53,501
CONTINENTAL GOLD INC	GS	9/29/2017	USD-Federal Funds-H.15	(81,900)	(241,391)	56,865
CONTINENTAL GOLD INC	GS	4/6/2018	USD-Federal Funds-H.15	(42,800)	(125,365)	28,933
COSCO SHIPPING INTERNATIONAL	GS	5/3/2018	USD-Federal Funds-H.15	(115,475)	(24,884)	1,319
COUNTRYWIDE PLC	GS	12/5/2017	USD-Federal Funds-H.15	(5,633)	(12,573)	200
CROWDWORKS INC	GS	4/19/2018	USD-Federal Funds-H.15	(8,214)	(61,373)	(12,463)
CVC BRASIL OPERADORA E AGENC	GS	5/3/2018	USD-LIBOR-BBA	47	425	33

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DARFON ELECTRONICS CORP	GS	10/25/2017	USD-LIBOR-BBA	165,500	119,023	$23,971
DHX MEDIA LTD	GS	3/20/2018	USD-Federal Funds-H.15	(16,100)	(70,272)	3,965
DIGITAL CHINA HOLDINGS LTD	GS	5/15/2018	USD-Federal Funds-H.15	(93,439)	(80,915)	4,052
DOWNER EDI LTD	GS	9/6/2017	USD-LIBOR-BBA	168,589	721,418	19,581
DOWNER EDI LTD	GS	3/9/2018	USD-LIBOR-BBA	36,583	188,618	(27,825)
ECORODOVIAS INFRA E LOG SA	GS	5/10/2018	USD-LIBOR-BBA	207,477	610,939	5,424
EML PAYMENTS LTD	GS	11/28/2017	USD-Federal Funds-H.15	(5,424)	(7,526)	1,769
EMPIRIC STUDENT PROPERTY PLC	GS	11/24/2017	USD-Federal Funds-H.15	(88,124)	(121,615)	(3,241)
ENCE ENERGIA Y CELULOSA SA	GS	4/25/2018	USD-LIBOR-BBA	63,905	197,600	30,811
G TECH OPTOELECTRONICS CORP	GS	1/18/2018	USD-Federal Funds-H.15	(38,013)	(25,837)	3,816
GOLDSUN BUILDING MATERIALS C	GS	4/18/2018	USD-Federal Funds-H.15	(221,895)	(60,581)	127
GROUPE EUROTUNNEL SE—REGR	GS	3/1/2018	USD-Federal Funds-H.15	(36,886)	(344,842)	(60,522)
HAICHANG OCEAN PARK HOLDINGS	GS	12/20/2017	USD-Federal Funds-H.15	(63,436)	(14,994)	1,378
HELICAL PLC	GS	8/23/2017	USD-LIBOR-BBA	51,629	190,182	30,935
HIGH ARCTIC ENERGY SERVICES	GS	3/8/2018	USD-LIBOR-BBA	47,177	206,291	(40,294)
HIGHWEALTH CONSTRUCTION CORP	GS	8/9/2017	USD-LIBOR-BBA	157,000	241,071	23,472
HLB INC	GS	5/16/2018	USD-Federal Funds-H.15	(3,580)	(42,918)	(499)
HONGHUA GROUP	GS	5/30/2018	USD-Federal Funds-H.15	(70,609)	(7,480)	310
HUANXI MEDIA GROUP LTD	GS	3/30/2018	USD-Federal Funds-H.15	(160,000)	(46,982)	917
HUMANA AB	GS	4/5/2018	USD-Federal Funds-H.15	(15,134)	(117,690)	(2,824)
HURRICANE ENERGY PLC	GS	3/14/2018	USD-Federal Funds-H.15	—	—	—
ICADE	GS	5/9/2018	USD-Federal Funds-H.15	(3,223)	(238,361)	(1,059)
ID LOGISTICS GROUP	GS	2/22/2018	USD-Federal Funds-H.15	(801)	(117,300)	(4,157)
ILJIN DISPLAY CO LTD	GS	4/18/2018	USD-Federal Funds-H.15	(1,560)	(8,459)	480
ILJIN DISPLAY CO LTD	GS	4/18/2018	USD-Federal Funds-H.15	(5,127)	(27,800)	1,577
IMPALA PLATINUM HOLDINGS LTD	GS	11/30/2017	USD-Federal Funds-H.15	(153,221)	(524,080)	31,037
INFRAESTRUCTURA ENERGETICA N	GS	9/29/2017	USD-Federal Funds-H.15	(101,600)	(434,164)	(40,436)
INTRANCE CO LTD	GS	4/13/2018	USD-Federal Funds-H.15	—	—	—
INTRON BIOTECHNOLOGY INC	GS	4/5/2018	USD-Federal Funds-H.15	(7,076)	(151,189)	1,946
IVANHOE MINES LTD-CL A	GS	3/22/2018	USD-Federal Funds-H.15	(141,200)	(464,703)	(30,057)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
IVANHOE MINES LTD-CL A	GS	3/27/2018	USD-Federal Funds-H.15	(65,900)	(223,964)	$(6,947)
JB HI-FI LTD	GS	1/31/2018	USD-LIBOR-BBA	5,259	102,811	(5,752)
JBS SA	GS	4/6/2018	USD-LIBOR-BBA	29,294	110,347	(15,670)
JUVENTUS FOOTBALL CLUB SPA	GS	5/23/2018	USD-Federal Funds-H.15	—	—	—
LITE-ON TECHNOLOGY CORP	GS	2/23/2018	USD-LIBOR-BBA	339,000	555,136	35,152
LUOYANG GLASS COMPANY LTD-H	GS	4/25/2018	USD-Federal Funds-H.15	(37,859)	(27,555)	2,739
M&A CAPITAL PARTNERS CO LTD	GS	4/13/2018	USD-Federal Funds-H.15	(400)	(14,228)	(3,804)
MACA LTD	GS	9/27/2017	USD-LIBOR-BBA	153,603	201,084	(10,485)
MACA LTD	GS	1/24/2018	USD-LIBOR-BBA	51,241	66,982	(3,400)
MAG SILVER CORP	GS	9/29/2017	USD-Federal Funds-H.15	(9,600)	(150,396)	33,119
MAG SILVER CORP	GS	9/29/2017	USD-Federal Funds-H.15	(13,400)	(207,359)	43,660
MAISONS DU MONDE SA	GS	5/9/2018	USD-Federal Funds-H.15	(3,774)	(116,215)	(14,810)
MAJOR DRILLING GROUP INTL	GS	1/19/2018	USD-Federal Funds-H.15	(23,800)	(124,674)	(7,120)
MEGA LIFESCIENCES PCL-FOREIG	GS	4/5/2018	USD-LIBOR-BBA	217,400	164,811	(2,999)
MELROSE INDUSTRIES PLC	GS	10/4/2017	USD-Federal Funds-H.15	(168,777)	(412,486)	(103,984)
MERSEN (EX CARBON LORRAINE)	GS	1/10/2018	USD-LIBOR-BBA	7,156	168,104	38,540
MGI COUTIER	GS	3/30/2018	USD-LIBOR-BBA	5,443	179,791	20,981
MINERAL RESOURCES LTD	GS	8/31/2017	USD-LIBOR-BBA	85,986	686,581	514
MINERAL RESOURCES LTD	GS	11/9/2017	USD-LIBOR-BBA	94,552	788,073	(32,529)
NATURECELL CO LTD	GS	9/27/2017	USD-Federal Funds-H.15	(4,638)	(21,870)	2,041
NATUREX	GS	12/29/2017	USD-Federal Funds-H.15	(385)	(31,181)	(3,900)
NEO SOLAR POWER CORP	GS	5/22/2018	USD-Federal Funds-H.15	(33,454)	(15,148)	(411)
NEOPOST SA	GS	2/22/2018	USD-LIBOR-BBA	7,370	231,830	67,167
NEW ZEALAND REFINING CO LTD	GS	4/5/2018	USD-LIBOR-BBA	15,076	28,387	(4,123)
NEXT BIOMETRICS GROUP AS	GS	10/3/2017	USD-Federal Funds-H.15	(2,398)	(42,137)	14,850
NHPC LTD	GS	5/2/2018	USD-LIBOR-BBA	354,660	132,625	42,690
NORDIC NANOVECTOR ASA	GS	11/9/2017	USD-Federal Funds-H.15	(6,798)	(42,815)	(31,366)
NORTHAM PLATINUM LTD	GS	1/4/2018	USD-Federal Funds-H.15	(59,231)	(211,232)	(9,319)
NOVAE GROUP PLC	GS	5/31/2018	USD-Federal Funds-H.15	(3,870)	(31,211)	(10)
NUTS INC	GS	4/6/2018	USD-Federal Funds-H.15	(34,000)	(83,949)	19,397
OBI PHARMA INC	GS	1/11/2018	USD-Federal Funds-H.15	(1,525)	(12,637)	(1,700)
ORASCOM DEVELOPMENT HOLDING	GS	10/3/2017	USD-Federal Funds-H.15	(2,069)	(13,943)	2,417
PAKISTAN OILFIELDS LTD	GS	7/12/2017	USD-LIBOR-BBA	4,600	15,363	19,893

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PAKISTAN TELECOM CO LTD	GS	5/7/2018	USD-LIBOR-BBA	243,500	38,116	$(813)
PERSEUS MINING LTD	GS	3/9/2018	USD-Federal Funds-H.15	(19,866)	(4,759)	452
PERSEUS MINING LTD	GS	3/9/2018	USD-Federal Funds-H.15	(21,447)	(5,137)	488
PEUGEOT SA	GS	9/6/2017	USD-LIBOR-BBA	46,193	765,141	203,082
PHOENIX MATERIALS CO LTD	GS	3/21/2018	USD-Federal Funds-H.15	(21,832)	(25,197)	639
PIONEER CEMENT LTD	GS	5/10/2017	USD-LIBOR-BBA	8,500	8,564	12,778
PIXEL COMPANYZ INC	GS	2/1/2018	USD-Federal Funds-H.15	(19,514)	(69,116)	10,469
PLUS500 LTD	GS	5/31/2018	USD-LIBOR-BBA	11,729	72,128	(345)
PRETIUM RESOURCES INC	GS	4/6/2018	USD-Federal Funds-H.15	(26,200)	(250,822)	(8,490)
PRETIUM RESOURCES INC	GS	5/3/2018	USD-Federal Funds-H.15	(38,066)	(406,661)	29,906
PRIME MEDIA GROUP LTD	GS	2/13/2018	USD-LIBOR-BBA	21,074	5,041	(315)
PURECIRCLE LTD	GS	9/28/2017	USD-Federal Funds-H.15	(1,544)	(6,343)	(249)
QGEP PARTICIPACOES SA	GS	5/3/2018	USD-LIBOR-BBA	50,400	103,404	(2,529)
QUALITY HOUSE PCL-FOREIGN	GS	10/12/2017	USD-LIBOR-BBA	1,794,481	126,625	81,846
RASSINI SAB DE CV	GS	3/27/2018	USD-LIBOR-BBA	12,903	51,049	36,456
ROCKHOPPER EXPLORATION PLC	GS	3/28/2018	USD-Federal Funds-H.15	(121,995)	(33,894)	(2,017)
RUMO SA	GS	4/13/2018	USD-Federal Funds-H.15	(4,500)	(11,813)	(550)
SAMSUNG BIOLOGICS CO LTD	GS	3/7/2018	USD-Federal Funds-H.15	(2,361)	(335,186)	(27,917)
SAMSUNG BIOLOGICS CO LTD	GS	4/5/2018	USD-Federal Funds-H.15	(91)	(12,704)	(1,291)
SANSIRI PUBLIC CO LTD-FORGN	GS	5/11/2017	USD-LIBOR-BBA	3,455,330	170,086	134,400
SEMIRARA MINING AND POWER CO	GS	4/6/2018	USD-LIBOR-BBA	87,359	255,745	41,205
SFR GROUP SA	GS	3/28/2018	USD-Federal Funds-H.15	(10,528)	(309,576)	(35,284)
SHUNFENG INTERNATIONAL CLEAN	GS	4/11/2018	USD-Federal Funds-H.15	(328,512)	(30,970)	10,703
SIXT LEASING SE	GS	5/31/2018	USD-Federal Funds-H.15	(3,266)	(70,150)	(317)
SLC AGRICOLA SA	GS	4/27/2018	USD-LIBOR-BBA	25,512	146,521	10,839
SNC-LAVALIN GROUP INC	GS	4/13/2018	USD-Federal Funds-H.15	(8,600)	(348,284)	2,906
SORGHUM JAPAN HOLDINGS CORP	GS	4/2/2018	USD-Federal Funds-H.15	(12,613)	(28,295)	149
TAIWAN FU HSING INDUSTRIAL	GS	5/31/2018	USD-LIBOR-BBA	10,934	15,367	(38)
TAIWAN PCB TECHVEST CO LTD	GS	1/3/2018	USD-LIBOR-BBA	41,000	40,702	3,138
TELEPIZZA GROUP SA	GS	5/9/2018	USD-Federal Funds-H.15	(23,814)	(116,846)	(8,441)
TKS TECHNOLOGIES PCL-FOREIGN	GS	4/6/2018	USD-LIBOR-BBA	286,400	96,132	(3,413)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TOKYO KIKAI SEISAKUSHO LTD	GS	11/24/2017	USD-Federal Funds-H.15	(67,000)	(47,874)	$9,893
TOPOINT TECHNOLOGY CO LTD	GS	5/9/2018	USD-LIBOR-BBA	131,342	121,551	(5,245)
TOURISM HOLDINGS LTD	GS	10/11/2017	USD-LIBOR-BBA	66,639	172,279	(3,151)
TRANSACTION CO LTD	GS	2/16/2018	USD-Federal Funds-H.15	(19,600)	(168,140)	1,830
TRUE CORP PCL-FOREIGN	GS	9/21/2017	USD-Federal Funds-H.15	(1,794,300)	(386,477)	46,764
TURVO INTERNATIONAL CO LTD	GS	4/5/2018	USD-LIBOR-BBA	—	—	—
URANIUM PARTICIPATION CORP	GS	3/1/2018	USD-Federal Funds-H.15	(13,324)	(45,982)	7,774
URANIUM PARTICIPATION CORP	GS	4/2/2018	USD-Federal Funds-H.15	(25,400)	(80,619)	7,783
USINAS SIDER MINAS GER-PF A	GS	9/29/2017	USD-Federal Funds-H.15	(144,870)	(160,998)	(33,217)
VALLOUREC SA	GS	4/5/2018	USD-Federal Funds-H.15	(2,254)	(12,620)	(1,828)
VIDENTE CO LTD	GS	1/11/2018	USD-Federal Funds-H.15	(1,396)	(5,284)	236
WATKIN JONES PLC	GS	3/19/2018	USD-Federal Funds-H.15	(65,697)	(118,256)	(28,166)
WISTRON CORP	GS	3/26/2018	USD-LIBOR-BBA	740,000	642,994	55,165
XINTEC INC	GS	5/4/2018	USD-Federal Funds-H.15	(21,448)	(34,184)	2,092
ZCL COMPOSITES INC	GS	3/8/2018	USD-LIBOR-BBA	17,986	168,593	25,474
2U Inc	MS	8/16/2017	LIBOR-1M	(4,700)	(194,345)	(19,035)
3I GROUP PLC	MS	10/24/2017	SONIA-1D	40,000	401,350	9,540
8X8 INC	MS	8/16/2017	LIBOR-1M	7,100	106,855	(3,550)
AALBERTS	MS	10/24/2017	EONIA-1D	1,330	51,408	1,810
AALBERTS INDUSTRIES NV DS 2017	MS	10/24/2017	EONIA-1D	830	—	—
ABAXIS INC	MS	8/16/2017	LIBOR-1M	(1,300)	(61,633)	3,094
ABC	MS	10/24/2017	EONIA-1D	33,466	229,700	7,292
ABC BANCORP	MS	8/16/2017	LIBOR-1M	(3,800)	(169,670)	(9,310)
ABCAM PLC	MS	10/24/2017	SONIA-1D	76,340	819,267	27,671
ABERCROM FITCH A	MS	8/16/2017	LIBOR-1M	(9,500)	(103,835)	(10,070)
ABRAXAS PETE	MS	8/16/2017	LIBOR-1M	64,300	140,817	(20,576)
AC INDUSTRIA DE DISENO TEXTIL SA	MS	10/24/2017	EONIA-1D	(3,450)	(128,604)	(5,018)
ACCO BRANDS CORP	MS	8/16/2017	LIBOR-1M	13,400	182,240	8,710
ACCOR SA	MS	10/24/2017	EONIA-1D	(18,870)	(814,203)	(46,063)
ACETO CORP	MS	8/16/2017	LIBOR-1M	(4,500)	(68,220)	(3,105)
ACONEX LTD	MS	10/15/2018	FEDEF-1D	(1,467)	(4,730)	(87)
ADTRAN INC	MS	8/16/2017	LIBOR-1M	8,000	159,600	400
ADV ENRGY INDS	MS	8/16/2017	LIBOR-1M	3,000	199,380	22,020
AEGEAN MARINE PETROLEUM NETWORK INC	MS	8/16/2017	LIBOR-1M	6,400	79,040	(7,680)
AEROHIVE NETWRKS	MS	8/16/2017	LIBOR-1M	(21,200)	(84,376)	2,332
AES TIETE ENERGIA SA-UNIT	MS	11/15/2017	LIBOR-1M	33,358	144,353	(1,927)
AIMMUNE THERAPEU	MS	8/16/2017	LIBOR-1M	(3,300)	(65,208)	1,056
AIR FRANCE	MS	10/24/2017	EONIA-1D	13,500	113,455	17
AIR LIQUIDE	MS	10/24/2017	EONIA-1D	(4,448)	(518,278)	(19,136)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AIXTRON SE	MS	10/24/2017	EONIA-1D	(8,000)	(43,276)	$(599)
AKER ASA	MS	10/24/2017	NIBOR-1W	560	21,275	15
ALK-ABELLO B	MS	10/24/2017	CIBOR-1W	(2,623)	(388,019)	(21,130)
ALLIED MINDS PLC	MS	10/24/2017	SONIA-1D	(60,109)	(128,160)	6,225
ALLIED MOTION TECHNOLOGIES INC	MS	8/16/2017	LIBOR-1M	(3,600)	(77,328)	(4,176)
ALMOST FAMILY INC	MS	8/16/2017	LIBOR-1M	800	37,760	1,960
AMARIN CORP PLC AC	MS	8/16/2017	LIBOR-1M	10,500	32,865	315
AMERICAN RENAL ASSOCIATES HOLDINGS, INC.	MS	8/16/2017	LIBOR-1M	(3,800)	(65,816)	418
AMNIS Co Ltd	MS	11/1/2017	FEDEF-1D	(411)	(1,980)	645
AMNIS Co Ltd	MS	10/15/2018	FEDEF-1D	(1,888)	(9,096)	2,962
AMPHASTAR PHARMACEUTICALS IN	MS	8/16/2017	LIBOR-1M	(5,500)	(80,318)	(2,732)
AMS AG	MS	10/24/2017	TOIS-1D	(830)	(54,104)	681
ANALOGIC CORP	MS	8/16/2017	LIBOR-1M	(1,500)	(109,125)	1,350
Anheuser-Busch InBev SA/NV	MS	10/24/2017	EONIA-1D	(1,627)	(179,562)	(3,722)
ANI PHARMACEUTICALS INC	MS	8/16/2017	LIBOR-1M	(600)	(30,696)	(1,776)
AO WORLD PLC	MS	11/14/2017	FEDEF-1D	(31,268)	(56,518)	1,905
APERAM	MS	10/24/2017	EONIA-1D	12,640	640,350	(3,856)
APPLIED GENETIC TECHNOLOGIES	MS	8/16/2017	LIBOR-1M	5,600	35,280	(3,920)
APPLIED OPTOELR	MS	8/16/2017	LIBOR-1M	2,100	88,998	14,721
ARBOR REALTY	MS	8/16/2017	LIBOR-1M	16,500	142,725	(330)
ARC DOCUMENT SOLUTIONS	MS	8/16/2017	LIBOR-1M	7,300	25,769	1,095
ARCHROCK INC	MS	8/16/2017	LIBOR-1M	8,400	113,820	(14,700)
ARDMORE SHIPPING	MS	8/16/2017	LIBOR-1M	(16,100)	(133,630)	8,855
ARES COMMERCIAL REAL ESTATE	MS	8/16/2017	LIBOR-1M	6,000	82,200	780
ARKEMA	MS	10/24/2017	EONIA-1D	3,920	389,150	27,483
ARTESIAN RES A	MS	8/16/2017	LIBOR-1M	3,200	114,688	8,224
ASCOPIAVE	MS	10/24/2017	EONIA-1D	63,736	246,091	5,416
ASHFORD HOSPITALITY TRUST	MS	8/16/2017	LIBOR-1M	12,800	83,072	(3,072)
ASHFORD HSY PRM	MS	8/16/2017	LIBOR-1M	17,300	188,397	(5,190)
ASIA PLASTIC	MS	10/12/2017	FEDEF-1D	99,810	52,729	(3,849)
ASKARI BANK	MS	10/10/2018	FEDEF-1D	303,872	72,233	(10,410)
ASSCATD CPTL GRP	MS	8/16/2017	LIBOR-1M	(900)	(31,275)	990
ASSURA PLC	MS	11/14/2017	FEDEF-1D	(168,310)	(124,823)	(8,555)
ASTRONICS CORP C	MS	8/16/2017	LIBOR-1M	(195)	(6,248)	(72)
AT HOME GROUP INC	MS	8/16/2017	LIBOR-1M	2,268	36,175	3,538
ATLAS FINANCIAL	MS	8/16/2017	LIBOR-1M	(6,000)	(77,400)	(300)
ATRICURE	MS	8/16/2017	LIBOR-1M	(8,300)	(159,111)	(11,039)
AU OPTRONICS CORP	MS	10/12/2017	FEDEF-1D	426,000	167,840	9,772
AUDIOCODES LTD	MS	8/16/2017	LIBOR-1M	24,300	167,913	(10,935)
AUSDRILL LTD	MS	9/13/2017	LIBOR-1M	55,825	59,864	(2,691)
AUSDRILL LTD	MS	10/15/2018	LIBOR-1M	55,336	56,599	(100)
AUSTEVOLL	MS	10/24/2017	NIBOR-1W	9,662	74,649	4,714
AVID TECHNOLOGY	MS	8/16/2017	LIBOR-1M	(14,300)	(66,209)	(13,943)
AVON RUBBER PLC	MS	10/24/2017	SONIA-1D	13,238	172,058	7,712
AXOGEN INC	MS	8/16/2017	LIBOR-1M	(3,700)	(39,775)	(5,365)
AXT INC	MS	8/16/2017	LIBOR-1M	12,600	70,560	14,490
BALFOUR BEATTY PLC	MS	11/14/2017	FEDEF-1D	(93,756)	(318,369)	(37,756)
BANCO ABC BRASIL SA	MS	11/15/2017	LIBOR-1M	27,971	144,906	12,009
BANK OF MARIN BANCORP	MS	8/16/2017	LIBOR-1M	500	33,175	(1,600)
BANK OF PUNJAB	MS	10/10/2018	FEDEF-1D	105,893	15,184	(1,386)
BANK OF PUNJAB	MS	10/10/2018	FEDEF-1D	105,893	15,184	(1,386)
BANKFINANCIAL	MS	8/16/2017	LIBOR-1M	(4,000)	(57,720)	(1,400)
BANNER CORP	MS	8/16/2017	LIBOR-1M	3,000	163,680	1,920
BARNES & NOBLE	MS	8/16/2017	LIBOR-1M	(3,500)	(32,550)	2,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BASILEA PHARMACEUTICAL	MS	10/24/2017	TOIS-1D	(1,850)	(153,310)	$(4,372)
BBCK&WLCX ENTRPR	MS	8/16/2017	LIBOR-1M	(16,000)	(150,031)	111
BE SEMICOND IND	MS	10/24/2017	EONIA-1D	16,403	745,385	111,692
BEAZER HOMES	MS	8/16/2017	LIBOR-1M	5,800	70,296	1,682
BEL FUSE CL B	MS	8/16/2017	LIBOR-1M	1,900	44,270	1,843
BENEFICIAL BANCORP INC	MS	8/16/2017	LIBOR-1M	(2,500)	(40,125)	(25)
BENEFITFOCUS INC	MS	8/16/2017	LIBOR-1M	(4,800)	(134,640)	(16,560)
BERKSHIRE HILL	MS	8/16/2017	LIBOR-1M	4,700	165,205	11,045
BGEO GROUP PLC	MS	10/24/2017	SONIA-1D	5,990	267,448	13,328
BIESSE	MS	10/24/2017	EONIA-1D	760	21,992	1,441
BIG 5 SPORTING	MS	8/16/2017	LIBOR-1M	5,500	85,250	(550)
BIOCARTIS NV	MS	10/24/2017	EONIA-1D	(1,160)	(12,940)	(159)
BIOTIME INC	MS	8/16/2017	LIBOR-1M	18,700	63,954	(374)
BLACK BOX CORP	MS	8/16/2017	LIBOR-1M	9,400	87,890	5,170
BLUCORA INC	MS	8/16/2017	LIBOR-1M	3,200	54,720	4,320
BNN TECHNOLOGY PLC	MS	11/14/2017	FEDEF-1D	(78,330)	(113,721)	28,592
BOBST GRP N	MS	10/24/2017	TOIS-1D	2,204	211,462	11,970
BOINGO WIRELESS INC	MS	8/16/2017	LIBOR-1M	(7,600)	(99,636)	(8,968)
BOIRON	MS	10/24/2017	EONIA-1D	288	26,118	1,268
BOLLORE	MS	10/24/2017	EONIA-1D	(213,000)	(817,664)	(49,073)
BOSTON PRIVATE FINANCIAL	MS	8/16/2017	LIBOR-1M	6,300	102,375	(4,095)
BOTA BIO CO LTD	MS	10/15/2018	FEDEF-1D	(4,719)	(47,257)	41,862
BRASKEM PNA	MS	11/15/2017	LIBOR-1M	76,500	701,955	120,243
BRIDGEPOINT EDUCATION INC	MS	8/16/2017	LIBOR-1M	4,300	50,525	1,935
BRISTOW GROUP INC	MS	8/16/2017	LIBOR-1M	(6,000)	(88,980)	8,760
BROADWIND ENERGY INC	MS	8/16/2017	LIBOR-1M	15,600	140,712	2,652
BROOKLINE BANCP	MS	8/16/2017	LIBOR-1M	11,100	168,720	(7,215)
BUILD A BEAR WRK	MS	8/16/2017	LIBOR-1M	(14,500)	(131,225)	(19,575)
BURCKHARDT	MS	10/24/2017	TOIS-1D	(1,097)	(311,395)	(25,375)
BUREAU VERITAS	MS	10/24/2017	EONIA-1D	(14,330)	(317,396)	(14,597)
BW LPG	MS	10/24/2017	NIBOR-1W	63,856	286,151	(4,584)
CAI INTERNATIONAL INC	MS	8/16/2017	LIBOR-1M	7,800	123,552	37,284
CAIRN ENERGY PLC	MS	11/14/2017	FEDEF-1D	(89,722)	(239,711)	14,163
CAIRN HOMES PLC	MS	10/24/2017	EONIA-1D	(170,482)	(277,675)	(13,002)
CAIRN HOMES PLC	MS	11/14/2017	FEDEF-1D	(71,271)	(98,651)	(22,870)
CALGON CARB CP	MS	8/16/2017	LIBOR-1M	(3,400)	(47,090)	(2,380)
CALITHERA BIOSCIENCES INC	MS	8/16/2017	LIBOR-1M	6,400	69,440	—
CAMBREX CORP	MS	8/16/2017	LIBOR-1M	3,300	187,440	8,415
CANFOR PULP PRODUCTS INC	MS	10/16/2017	LIBOR-1M	20,540	168,753	9,293
CAP SENR LIVING	MS	8/16/2017	LIBOR-1M	(8,000)	(112,320)	560
CAPIO AB-WI	MS	10/24/2017	STIBO-1W	20,447	111,716	1,385
CAPITA PLC	MS	10/24/2017	SONIA-1D	(78,100)	(577,306)	15,166
CAPITAL & COUNTIES PROPERTIE	MS	10/24/2017	SONIA-1D	(179,800)	(737,885)	595
CAPITAL BANK FINANCIAL	MS	8/16/2017	LIBOR-1M	(4,300)	(183,180)	4,730
CAPITAL CITY BK	MS	8/16/2017	LIBOR-1M	(3,800)	(78,090)	(228)
CAPSTONE GOLD CORP	MS	10/16/2017	LIBOR-1M	270,110	289,647	(79,853)
CARDIOVASCULAR SYS INC	MS	8/16/2017	LIBOR-1M	6,700	194,166	5,963
CARNIVAL PLC	MS	10/24/2017	SONIA-1D	6,410	377,230	18,256
CARROLS HOLDINGS CORP	MS	8/16/2017	LIBOR-1M	3,600	50,220	180
CATAPULT GROUP INTERNATIONAL	MS	10/15/2018	FEDEF-1D	(36,704)	(73,792)	17,236
CAVERION OYJ	MS	10/24/2017	EONIA-1D	(22,000)	(176,887)	(2,876)
CBIZ INC	MS	8/16/2017	LIBOR-1M	9,600	135,360	15,840
CEBU AIR INC	MS	5/11/2017	FEDEF-1D	53,990	109,028	7,372
CEDAR REALTY TRUST INC	MS	8/16/2017	LIBOR-1M	(23,800)	(123,522)	(4,522)
CENTRL GAR & PET	MS	8/16/2017	LIBOR-1M	5,600	192,024	5,264
CENTURY BNCP A	MS	8/16/2017	LIBOR-1M	1,200	74,760	1,044
CENTUTRY COMMUNITIES INC	MS	8/16/2017	LIBOR-1M	2,200	58,520	1,540

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CERUS CORP	MS	8/16/2017	LIBOR-1M	(11,500)	(48,415)	$(1,610)
CEWE STIFTUNG & CO KGAA	MS	10/24/2017	EONIA-1D	7,611	695,698	(2,736)
CHANGYOU.COM LTD-ADR	MS	8/16/2017	LIBOR-1M	6,900	187,887	37,398
CHANNELADVISOR CORP	MS	8/16/2017	LIBOR-1M	4,600	51,980	2,300
CHARTER FIN CP	MS	8/16/2017	LIBOR-1M	6,500	130,975	(11,700)
CHI MEI MATERIAL	MS	10/12/2017	FEDEF-1D	(34,000)	(14,893)	(2,207)
CHINA DST ED HLD	MS	8/16/2017	LIBOR-1M	2,200	24,860	(2,486)
CHINA YUCHAI	MS	8/16/2017	LIBOR-1M	2,000	36,820	1,980
CHR. HANSEN HOLDING	MS	10/24/2017	CIBOR-1W	(2,350)	(158,784)	386
CHRISTIAN DIOR	MS	10/24/2017	EONIA-1D	2,063	498,065	91,000
CHUYS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(4,000)	(115,600)	(3,600)
CIRCOR INTL WI	MS	8/16/2017	LIBOR-1M	(1,900)	(111,475)	(15,274)
CITIZENS & NORTH	MS	8/16/2017	LIBOR-1M	(3,400)	(77,928)	(2,006)
CITY HOLDING	MS	8/16/2017	LIBOR-1M	(1,500)	(94,890)	(11,745)
CLEARWATER PAPER	MS	8/16/2017	LIBOR-1M	1,100	62,865	(9,405)
CLIFTON BANCORP INC	MS	8/16/2017	LIBOR-1M	(11,000)	(175,670)	(8,030)
CLOUD PEAK ENERGY INC	MS	8/16/2017	LIBOR-1M	5,200	24,908	(7,384)
COBHAM PLC	MS	10/24/2017	SONIA-1D	(211,000)	(362,431)	507
COBHAM PLC	MS	11/14/2017	FEDEF-1D	(260,388)	(429,170)	(17,209)
COGECO INC	MS	10/16/2017	LIBOR-1M	4,000	182,848	18,462
COHU INC	MS	8/16/2017	LIBOR-1M	5,500	101,640	1,375
COLUMBUS MCKIN	MS	8/16/2017	LIBOR-1M	5,700	146,319	2,622
COMMERCIAL VHCLE	MS	8/16/2017	LIBOR-1M	25,600	185,088	42,496
COMMUNITY TST	MS	8/16/2017	LIBOR-1M	(3,500)	(156,625)	(700)
CONNECTONE BANC	MS	8/16/2017	LIBOR-1M	(3,000)	(71,250)	4,425
CONS AUX FERR	MS	10/24/2017	EONIA-1D	2,590	104,066	28
CONTROL4 CORP	MS	8/16/2017	LIBOR-1M	6,300	97,083	9,387
CORE MOLDING TECH	MS	8/16/2017	LIBOR-1M	6,900	122,337	14,145
COSAN LTD -CL A	MS	8/16/2017	LIBOR-1M	16,500	143,550	(16,665)
COSTAMARE INC	MS	8/16/2017	LIBOR-1M	(10,200)	(67,626)	(2,142)
COUNTRYWIDE PLC	MS	11/14/2017	FEDEF-1D	(50,969)	(193,654)	81,715
COVENANT TRANSPORTATION GRP	MS	8/16/2017	LIBOR-1M	(8,700)	(163,212)	261
COVESTRO AG	MS	10/24/2017	EONIA-1D	456	35,446	105
CRA INTL INC	MS	8/16/2017	LIBOR-1M	4,900	177,576	8,330
CRAFT BREW ALLIANCE INC	MS	8/16/2017	LIBOR-1M	(7,600)	(97,776)	(5,584)
CRAY INC	MS	8/16/2017	LIBOR-1M	(3,500)	(68,250)	5,600
CREST NICHOLSON HOLDINGS	MS	11/14/2017	LIBOR-1M	68,350	469,820	63,863
CSS INDS	MS	8/16/2017	LIBOR-1M	(2,800)	(68,964)	(4,844)
CYMABAY THERAPEUTICS INC. COMMON STOCK	MS	8/16/2017	LIBOR-1M	9,300	39,153	(5,487)
CYTOMX THERAPEUT	MS	8/16/2017	LIBOR-1M	(3,200)	(53,600)	3,328
DAIRY CREST GROUP PLC	MS	10/24/2017	SONIA-1D	(2,800)	(20,806)	—
DAIRY CREST GROUP PLC	MS	11/14/2017	FEDEF-1D	(19,652)	(146,848)	904
DAKTRONICS INC	MS	8/16/2017	LIBOR-1M	7,400	68,006	1,998
DAQO NEW ENERGY CORP	MS	8/16/2017	LIBOR-1M	4,100	81,139	(4,838)
DEL FRISCO’S RESTARUANT GROUP	MS	8/16/2017	LIBOR-1M	2,400	43,200	(1,920)
DELPHI ENRGY CP	MS	10/16/2017	LIBOR-1M	3,243	3,067	3,839
DELTIC TIMBER	MS	8/16/2017	LIBOR-1M	(1,600)	(122,112)	(1,680)
DESTINATION XL GROUP	MS	8/16/2017	LIBOR-1M	(20,200)	(53,530)	2,020
DEUTSCHE BANK AG	MS	10/24/2017	EONIA-1D	(12,400)	(207,168)	(16,144)
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2017	EONIA-1D	3,399	126,091	3,296
DEUTZ AG	MS	10/24/2017	EONIA-1D	40,300	263,918	50,009
DEVSISTERS	MS	11/1/2017	FEDEF-1D	(1,455)	(18,801)	(2,566)
DFDS	MS	10/24/2017	CIBOR-1W	8,083	467,749	14,993
DHI GROUP INC	MS	8/16/2017	LIBOR-1M	20,500	96,350	(17,425)
DIALOG SEMICON	MS	10/24/2017	EONIA-1D	7,460	336,437	12,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DIME COMMUNITY BANCSHARES	MS	8/16/2017	LIBOR-1M	3,400	69,190	$(3,060)
DINEEQUITY INC	MS	8/16/2017	LIBOR-1M	(1,500)	(82,140)	(2,670)
DIPLOMAT PHARM	MS	8/16/2017	LIBOR-1M	(5,500)	(78,980)	(6,820)
DISTRIBUIDORA INTERNACIONAL	MS	11/14/2017	LIBOR-1M	144,591	828,325	32,587
DONNELLEY FINANCIAL SOLU	MS	8/16/2017	LIBOR-1M	(2,300)	(43,792)	(7,314)
DOUGLAS DYNAMICS INC	MS	8/16/2017	LIBOR-1M	2,300	71,415	1,955
DRAEGERWERK VZ	MS	10/24/2017	EONIA-1D	200	21,498	390
DRAX GROUP PLC	MS	10/24/2017	SONIA-1D	11,100	42,505	3,966
DUCOMMUN INC	MS	8/16/2017	LIBOR-1M	5,700	169,119	(1,596)
DUFRY AG	MS	10/24/2017	TOIS-1D	(356)	(56,259)	(2,100)
DYNEGY INC (NEW)	MS	8/16/2017	LIBOR-1M	(18,400)	(145,544)	27,416
EASYJET PLC	MS	10/24/2017	SONIA-1D	(57,330)	(837,163)	(29,687)
ECHO GLOBAL LOGISTICS INC	MS	8/16/2017	LIBOR-1M	(6,600)	(134,640)	10,890
EFG-HERMES HOLDINGS-GDR	MS	3/19/2018	FEDEF-1D	(48,590)	(126,744)	410
EHEALTH INC	MS	8/16/2017	LIBOR-1M	(9,500)	(104,120)	(30,590)
EL POLLO LOCO HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(6,200)	(75,640)	(2,170)
EL.EN	MS	10/24/2017	EONIA-1D	5,151	168,637	14,815
ELNUSA TBK	MS	10/12/2017	FEDEF-1D	3,951,800	122,336	(10,266)
EMCORE CORP	MS	8/16/2017	LIBOR-1M	8,200	69,700	4,100
EML PAYMENTS LTD	MS	9/13/2017	FEDEF-1D	(29,439)	(42,288)	11,019
ENDOLOGIX INC	MS	8/16/2017	LIBOR-1M	(15,600)	(101,400)	(15,444)
ENERNOC INC	MS	8/16/2017	LIBOR-1M	(6,400)	(37,760)	1,600
ENTELLUS MEDICAL	MS	8/16/2017	LIBOR-1M	(6,700)	(89,177)	(6,097)
ENTERCOM COMMUNICATIONS CORP	MS	8/16/2017	LIBOR-1M	7,800	108,420	(9,750)
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/16/2017	LIBOR-1M	3,200	134,400	800
ENTERTAINMENT ONE LTD	MS	10/24/2017	SONIA-1D	9,200	29,489	(36)
ENZO BIOCHEM INC	MS	8/16/2017	LIBOR-1M	13,500	107,865	10,935
EO TECHNICS	MS	11/1/2017	FEDEF-1D	(2,465)	(181,508)	(15,330)
EQUITY BANCSHARES INC—CL A	MS	8/16/2017	LIBOR-1M	(4,600)	(140,438)	(4,784)
ESSA BANCORP	MS	8/16/2017	LIBOR-1M	(2,700)	(39,771)	(1,080)
ESSENTRA PLC	MS	10/24/2017	SONIA-1D	(36,200)	(249,544)	(20,768)
ESSENTRA PLC	MS	11/14/2017	FEDEF-1D	(45,864)	(316,654)	(12,835)
ESTRN VIRGINIA	MS	8/16/2017	LIBOR-1M	3,700	39,775	2,664
ETHAN ALLEN	MS	8/16/2017	LIBOR-1M	(3,300)	(97,845)	(495)
EVOLVA HLDG SA	MS	10/24/2017	TOIS-1D	(519,398)	(287,299)	106
EVOLVING SYS R/S	MS	8/16/2017	LIBOR-1M	10,700	49,755	3,745
EVS BROADCAST EQ	MS	10/24/2017	EONIA-1D	6,918	270,126	8,328
EXA CORP	MS	8/16/2017	LIBOR-1M	(6,200)	(81,220)	(4,092)
EXACTECH INC	MS	8/16/2017	LIBOR-1M	4,200	109,410	15,120
EXPRESS INC	MS	8/16/2017	LIBOR-1M	(9,400)	(81,686)	564
EXTREME NETWORKS	MS	8/16/2017	LIBOR-1M	32,600	229,504	25,265
FABRINET	MS	8/16/2017	LIBOR-1M	3,800	146,072	(14,326)
FAMOUS DAVE S	MS	8/16/2017	LIBOR-1M	(6,300)	(24,570)	(630)
FARMER BROS CO	MS	8/16/2017	LIBOR-1M	(1,400)	(51,800)	2,100
FARMERS CAP BK	MS	8/16/2017	LIBOR-1M	(1,000)	(38,700)	(2,800)
FARMERS NAT BNCP	MS	8/16/2017	LIBOR-1M	7,600	100,700	7,980
FARO TECHNOLOG	MS	8/16/2017	LIBOR-1M	3,200	107,200	10,080
FAYSAL BANK LTD	MS	10/10/2018	FEDEF-1D	395,627	80,413	(8,580)
FED AGRIC MTG CORP-CL C	MS	8/16/2017	LIBOR-1M	1,900	107,464	931
FEDERAL SIGNAL	MS	8/16/2017	LIBOR-1M	2,700	37,071	5,076
FEDERATED NATIONAL HOLDING CO	MS	8/16/2017	LIBOR-1M	(5,600)	(87,920)	(2,576)
FENNER PLC	MS	10/24/2017	SONIA-1D	4,900	21,277	84
FERREXPO PLC	MS	11/14/2017	LIBOR-1M	263,520	383,472	155,557

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
FERROVIAL SA	MS	10/24/2017	EONIA-1D	(36,830)	(763,184)	$(20,665)
FEVERTREE DRINKS PLC	MS	11/14/2017	FEDEF-1D	(17,762)	(347,504)	(27,692)
FIESTA RSTRN GRP	MS	8/16/2017	LIBOR-1M	(4,600)	(109,020)	(2,990)
FILA KOREA	MS	10/15/2018	FEDEF-1D	(2,143)	(127,203)	(3,584)
FINISH LINE A	MS	8/16/2017	LIBOR-1M	(9,800)	(140,042)	(14,896)
FIRST BANCORP	MS	8/16/2017	LIBOR-1M	(5,300)	(150,785)	(8,427)
FIRST BANK	MS	8/16/2017	LIBOR-1M	7,000	89,250	1,750
FIRST BUSI FINCL	MS	8/16/2017	LIBOR-1M	(2,400)	(62,184)	(1,584)
FIRST DEFIANCE	MS	8/16/2017	LIBOR-1M	2,400	124,560	4,176
FIRST FNL NW INC	MS	8/16/2017	LIBOR-1M	5,000	86,550	(8,150)
FIRST L I CORP	MS	8/16/2017	LIBOR-1M	3,900	103,350	2,730
FIRST REP BANCP	MS	8/16/2017	LIBOR-1M	(21,500)	(177,375)	(7,525)
FISCHER N	MS	10/24/2017	TOIS-1D	584	544,100	6,819
FLEXION THERAPEUTICS INC	MS	8/16/2017	LIBOR-1M	(3,100)	(82,522)	19,251
FOSSIL GROUP INC	MS	8/16/2017	LIBOR-1M	(6,600)	(111,738)	(2,112)
Fourth Link Inc	MS	10/15/2018	FEDEF-1D	(8,150)	(33,126)	(12,313)
FRANCESCAS HOLDINGS CORP	MS	8/16/2017	LIBOR-1M	7,500	115,950	2,400
Franklin Covey Co	MS	8/16/2017	LIBOR-1M	(9,200)	(189,980)	(5,520)
Franklin Financial Network Inc. Com Accr	MS	8/16/2017	LIBOR-1M	4,300	165,550	8,815
FREIGHTCAR AMERICA INC	MS	8/16/2017	LIBOR-1M	(8,500)	(108,630)	(2,380)
FRESNILLO PLC	MS	10/24/2017	SONIA-1D	(2,730)	(53,613)	1,710
FRST CNT BNCP	MS	8/16/2017	LIBOR-1M	4,200	100,380	11,760
FST BUSEY CORP	MS	8/16/2017	LIBOR-1M	4,766	137,451	5,290
FST COMMUNITY	MS	8/16/2017	LIBOR-1M	1,900	39,330	(684)
FST MERCHANTS	MS	8/16/2017	LIBOR-1M	4,400	170,720	11,352
FST MID-ILL BNC	MS	8/16/2017	LIBOR-1M	(1,000)	(32,260)	(350)
FTD COMPANIES IN	MS	8/16/2017	LIBOR-1M	(3,300)	(65,241)	(759)
FutureFuel Corp Common shares	MS	8/16/2017	LIBOR-1M	8,900	129,940	7,654
GALENICA AG	MS	10/24/2017	TOIS-1D	(544)	(571,818)	(19,602)
GAMCO INVESTORS INC	MS	8/16/2017	LIBOR-1M	(3,500)	(100,450)	—
GAMES WORKSHOP GROUP PLC	MS	10/24/2017	SONIA-1D	1,660	20,972	(9)
GANNETT CO INC	MS	8/16/2017	LIBOR-1M	(3,900)	(31,356)	(1,248)
GENER8 MARITIME	MS	8/16/2017	LIBOR-1M	(9,100)	(53,053)	4,186
GENMARK DIAGNOSTICS INC	MS	8/16/2017	LIBOR-1M	(11,600)	(148,364)	(348)
GENTERA SAB DE CV	MS	1/4/2018	FEDEF-1D	(48,900)	(78,436)	(3,440)
GENUS PLC	MS	10/24/2017	SONIA-1D	6,700	149,965	(1,214)
GEOSPACE TECHNOLOGIES CORP	MS	8/16/2017	LIBOR-1M	(2,200)	(33,484)	(2,904)
GETTY REALTY CORP	MS	8/16/2017	LIBOR-1M	(2,600)	(68,016)	1,456
GIBRALTAR INDUSTRIES INC	MS	8/16/2017	LIBOR-1M	1,800	72,810	(2,160)
G-III APPAREL	MS	8/16/2017	LIBOR-1M	(4,100)	(100,081)	2,911
GIVAUDAN N	MS	10/24/2017	TOIS-1D	(297)	(570,806)	(2,329)
GLOBAL EAGLE ENTERTAINMENT	MS	8/16/2017	LIBOR-1M	(13,600)	(44,064)	1,904
GOCOMPARE.COM GROUP PLC	MS	10/24/2017	SONIA-1D	71,398	85,034	—
GRAHAM CORP	MS	8/16/2017	LIBOR-1M	4,400	96,756	352
GRANITE OIL CORP	MS	10/16/2017	LIBOR-1M	33,100	124,930	494
GREEN BRICK PARTNERS INC	MS	8/16/2017	LIBOR-1M	(6,700)	(65,995)	(3,015)
GREENHILL	MS	8/16/2017	LIBOR-1M	(2,900)	(74,965)	1,595
GREENLIGHT CAPITAL RE LTD	MS	8/16/2017	LIBOR-1M	(5,800)	(127,310)	2,320
G-TECH	MS	10/12/2017	FEDEF-1D	(7,880)	(5,627)	1,064
GUESS INC	MS	8/16/2017	LIBOR-1M	(5,900)	(63,897)	(1,947)
GUIDANCE SOFTWARE INC	MS	8/16/2017	LIBOR-1M	4,800	29,184	(144)
GURIT I	MS	10/24/2017	TOIS-1D	507	432,645	9,433
H & R	MS	10/24/2017	EONIA-1D	4,180	63,210	(205)
HABIT RESTAURANTS INC/THE	MS	8/16/2017	LIBOR-1M	(8,700)	(154,425)	(10,005)
HACKETT GROUP INC	MS	8/16/2017	LIBOR-1M	6,800	131,240	3,604

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
HAENGNAM HOUSEHOLD AND HEALTH CARE, INC	MS	10/15/2018	FEDEF-1D	(27,198)	(37,340)	$23,085
HANJIN HEAVY IND	MS	11/1/2017	FEDEF-1D	(8,017)	(24,186)	357
HANMI FINANCIAL	MS	8/16/2017	LIBOR-1M	2,800	83,160	(1,820)
HANWHA TECHWIN CO LTD	MS	11/1/2017	FEDEF-1D	(4,434)	(203,301)	541
HANWHA TECHWIN CO LTD	MS	10/15/2018	FEDEF-1D	(12,187)	(512,330)	(44,961)
HARBORONE BANCORP INC	MS	8/16/2017	LIBOR-1M	(7,400)	(137,788)	(16,280)
HARDINGE INC	MS	8/16/2017	LIBOR-1M	7,400	79,328	(1,628)
HARMONIC	MS	8/16/2017	LIBOR-1M	(13,900)	(76,450)	(4,170)
HAYNES INTL	MS	8/16/2017	LIBOR-1M	(2,500)	(93,100)	(12,625)
HEIDRICK STRUGG	MS	8/16/2017	LIBOR-1M	5,700	146,205	(23,655)
HELIX ENERGY SOLUTIONS GROUP INC	MS	8/16/2017	LIBOR-1M	4,000	31,480	(7,000)
HENNES & MAURITZ B	MS	10/24/2017	STIBO-1W	(15,110)	(369,115)	(5,117)
HERITAGE INSURANCE HOLDINGS IN	MS	8/16/2017	LIBOR-1M	(2,400)	(29,040)	—
HERITAGE-CRYSTAL CLEAN INC	MS	8/16/2017	LIBOR-1M	2,600	39,910	(780)
HIBBETT SPORTS INC	MS	8/16/2017	LIBOR-1M	(6,500)	(186,875)	17,875
HLB INC	MS	11/1/2017	FEDEF-1D	(6,850)	(84,094)	965
HOMESTREET INC	MS	8/16/2017	LIBOR-1M	1,500	40,800	(1,800)
HORIZON GBL CORP	MS	8/16/2017	LIBOR-1M	—	—	4,622
HORNBECK OFF SRV	MS	8/16/2017	LIBOR-1M	(10,800)	(43,200)	6,372
HORTONWORKS INC	MS	8/16/2017	LIBOR-1M	(8,100)	(88,371)	4,050
HSBC HOLDINGS PLC	MS	10/24/2017	SONIA-1D	(20,800)	(167,591)	(3,797)
HUAYI TENCENT	MS	5/3/2018	FEDEF-1D	(386,753)	(19,644)	1,250
HUDSON TECH	MS	8/16/2017	LIBOR-1M	(4,500)	(29,025)	(2,925)
HURON CONSULTING	MS	8/16/2017	LIBOR-1M	(3,600)	(152,100)	(8,100)
HURRICANE ENERGY PLC	MS	10/24/2017	SONIA-1D	(34,989)	(25,592)	(2,189)
HYSTR YL MRL HND	MS	8/16/2017	LIBOR-1M	(1,200)	(67,236)	(4,896)
ICU MEDICAL INC	MS	8/16/2017	LIBOR-1M	400	60,280	1,240
IMMERSION CORP	MS	8/16/2017	LIBOR-1M	(13,700)	(115,080)	(5,069)
IMPAC MORTGAGE	MS	8/16/2017	LIBOR-1M	3,100	38,688	5,642
IMPEDIMED LTD	MS	9/13/2017	FEDEF-1D	(59,375)	(62,619)	30,420
IMPEDIMED LTD	MS	10/15/2018	FEDEF-1D	(84,003)	(92,342)	46,787
INDEPENDENCE REALTY TRUST IN	MS	8/16/2017	LIBOR-1M	(21,000)	(193,830)	(630)
INDEPENDENT BANK GROUP INC	MS	8/16/2017	LIBOR-1M	2,900	177,335	(2,900)
INDIVIOR PLC	MS	10/24/2017	SONIA-1D	106,500	443,949	17,914
INDIVIOR PLC	MS	11/14/2017	LIBOR-1M	147,864	545,892	94,985
INFINITY PPTY	MS	8/16/2017	LIBOR-1M	(1,400)	(130,690)	(8,260)
INFRAREIT INC	MS	8/16/2017	LIBOR-1M	—	—	(3,706)
INGENIA COMMUNITIES GROUP	MS	10/15/2018	FEDEF-1D	(34,122)	(73,024)	3,090
INGLES CL A	MS	8/16/2017	LIBOR-1M	700	31,675	1,015
INNERWORKINGS INC	MS	8/16/2017	LIBOR-1M	15,100	151,000	8,909
INSTEEL INDUSTRIES INC	MS	8/16/2017	LIBOR-1M	(3,300)	(118,107)	3,234
INSTRUCTURE INC	MS	8/16/2017	LIBOR-1M	(7,900)	(180,515)	(8,295)
INTAI	MS	10/12/2017	FEDEF-1D	22,447	108,796	(7,780)
INTELLIA THERAPEUTICS INC	MS	8/16/2017	LIBOR-1M	2,600	36,010	1,872
INTERFLEX	MS	11/1/2017	FEDEF-1D	(5,862)	(153,564)	9,225
INTERSECT ENT INC	MS	8/16/2017	LIBOR-1M	3,300	53,295	9,405
INTESA SANPAOLO	MS	10/24/2017	EONIA-1D	(51,200)	(138,895)	(10,264)
INV RE TRUST	MS	8/16/2017	LIBOR-1M	(18,700)	(114,444)	3,927
INVACARE INC	MS	8/16/2017	LIBOR-1M	(14,400)	(149,760)	(61,920)
INVENTURE FOODS INC	MS	8/16/2017	LIBOR-1M	(14,700)	(62,916)	8,526
INVEST TECH GRP	MS	8/16/2017	LIBOR-1M	(4,700)	(91,791)	(1,786)
INVUITY INC	MS	8/16/2017	LIBOR-1M	(4,500)	(33,750)	(6,750)
IPSOS	MS	10/24/2017	EONIA-1D	17,870	551,944	21,221
ITEQ	MS	10/12/2017	FEDEF-1D	99,000	133,409	14,824

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ITURAN LOCATION AND CONTROL	MS	8/16/2017	LIBOR-1M	2,000	62,300	$300
IXYS CORP	MS	8/16/2017	LIBOR-1M	4,600	63,710	460
JA SOLAR HOLDING CO LTD	MS	8/16/2017	LIBOR-1M	13,900	97,022	417
JACQUET METAL SC	MS	10/24/2017	EONIA-1D	13,344	325,359	33,001
JD SPORTS FASHION PLC	MS	10/24/2017	SONIA-1D	11,850	68,188	77
K12 INC	MS	8/16/2017	LIBOR-1M	3,400	64,736	(646)
K2M GROUP HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(4,400)	(92,884)	(4,576)
KAPPAHL	MS	10/24/2017	STIBO-1W	12,592	73,561	(711)
KARDEX I	MS	10/24/2017	TOIS-1D	4,346	456,749	23,592
KEARNY FINANCIAL	MS	8/16/2017	LIBOR-1M	(5,119)	(76,273)	1,536
KEMET CORP	MS	8/16/2017	LIBOR-1M	5,900	65,962	177
KERRY GROUP	MS	11/14/2017	FEDEF-1D	(6,749)	(553,581)	(926)
KEYWARE HOLDING CORP	MS	8/16/2017	LIBOR-1M	(3,600)	(31,464)	(2,700)
KGI SECURITIES THAILAND	MS	10/11/2017	FEDEF-1D	51,006	5,599	(1,502)
KIMBALL ELECTRONICS INC	MS	8/16/2017	LIBOR-1M	8,000	130,800	7,200
KIMBALL INTL B	MS	8/16/2017	LIBOR-1M	10,700	186,822	3,317
KIRKLANDS INC	MS	8/16/2017	LIBOR-1M	(5,800)	(72,442)	4,234
KOMIPHARM INTL	MS	11/1/2017	FEDEF-1D	(10,009)	(273,101)	(52,567)
KONA GRILL	MS	8/16/2017	LIBOR-1M	(12,300)	(68,880)	(1,230)
KOPPERS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	4,400	189,860	(3,080)
KOREA AEROSPACE INDUSTRIES LTD	MS	11/1/2017	FEDEF-1D	(5,104)	(284,780)	(4,704)
KOREA AEROSPACE INDUSTRIES LTD	MS	10/15/2018	FEDEF-1D	(7,824)	(406,183)	(34,757)
KR MOTORS CO LTD	MS	11/1/2017	FEDEF-1D	(11,160)	(8,524)	1,557
KRATON CORP	MS	8/16/2017	LIBOR-1M	1,600	52,528	(192)
Kvaerner ASA	MS	10/24/2017	NIBOR-1W	182,500	220,281	18,091
L.B. FOSTER	MS	8/16/2017	LIBOR-1M	6,800	94,180	2,380
LABRADOR IRON ORE ROYALTY CORP	MS	10/16/2017	LIBOR-1M	34,100	423,896	29,759
LANDENBURG THALMANN FINL	MS	8/16/2017	LIBOR-1M	(13,900)	(33,916)	(4,726)
LANTHEUS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	10,300	119,480	14,420
LEE ENTERPRISES	MS	8/16/2017	LIBOR-1M	8,200	20,910	410
LEMAITRE VASCULAR INC	MS	8/16/2017	LIBOR-1M	(3,300)	(82,104)	(16,071)
LEOVEGAS AB	MS	10/24/2017	STIBO-1W	51,800	230,391	5,263
LEWIS	MS	11/20/2017	LIBOR-1M	1,634	3,650	3,117
LIFETIME BRANDS INC	MS	8/16/2017	LIBOR-1M	2,200	45,430	(3,097)
LIMELIGHT NETWORKS INC	MS	8/16/2017	LIBOR-1M	32,800	80,688	22,304
LINDBLAD EXPEDITIONS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(9,100)	(81,718)	(4,732)
LIQUIDITY SERVICES INC	MS	8/16/2017	LIBOR-1M	2,800	20,580	1,260
LISI	MS	10/24/2017	EONIA-1D	570	19,692	2,664
LIVE OAK BANCSHA	MS	8/16/2017	LIBOR-1M	(9,008)	(190,069)	(27,474)
LONDONMETRIC PROPERTY PLC	MS	11/14/2017	FEDEF-1D	(93,867)	(184,795)	(19,719)
LONMIN PLC	MS	11/14/2017	FEDEF-1D	(181,827)	(262,829)	4,056
LONZA GRP AG N	MS	10/24/2017	TOIS-1D	1,139	218,447	17,813
M T S SYSTEMS	MS	8/16/2017	LIBOR-1M	(3,500)	(188,300)	25,725
M/I HOMES INC	MS	8/16/2017	LIBOR-1M	6,900	168,360	19,044
MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(1,023)	(52,286)	2,281
MAGNACHIP SEMICONDUCTOR CORP	MS	8/16/2017	LIBOR-1M	4,700	40,655	(705)
MAGNESITA REFRATARIOS SA	MS	11/15/2017	LIBOR-1M	3,959	31,399	2,439
MAINSOURCE FINANCIAL GROUP INC	MS	8/16/2017	LIBOR-1M	1,500	49,170	2,130
MAKEMYTRIP LTD	MS	8/16/2017	LIBOR-1M	(3,800)	(138,510)	(7,410)
Malvern Bancorp, Inc. Common Stock	MS	8/16/2017	LIBOR-1M	2,100	45,780	(210)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
MAMMOTH ENERGY SERVICES INC	MS	8/16/2017	LIBOR-1M	1,500	30,705	$(1,755)
MANITOU	MS	11/14/2017	LIBOR-1M	992	29,752	1,591
MANNING & NAPIER	MS	8/16/2017	LIBOR-1M	(12,100)	(70,785)	(363)
MARCUS & MILICHP	MS	8/16/2017	LIBOR-1M	(6,600)	(162,426)	(7,854)
MARCUS CP	MS	8/16/2017	LIBOR-1M	3,900	120,705	11,115
MATRIX SERVICE	MS	8/16/2017	LIBOR-1M	2,100	34,440	(9,765)
MBT FINL CORP	MS	8/16/2017	LIBOR-1M	(2,900)	(32,770)	290
MC GROUP-F	MS	10/11/2017	FEDEF-1D	70,700	37,832	1,287
MCCLATCHY NEWS	MS	8/16/2017	LIBOR-1M	1,900	20,672	(190)
MCDERMOTT INTL	MS	8/16/2017	LIBOR-1M	10,900	74,120	(2,834)
MCGRATH RENT	MS	8/16/2017	LIBOR-1M	(900)	(30,195)	(1,134)
MCS STEEL-F	MS	10/11/2017	FEDEF-1D	181,758	86,480	(6,113)
MEDIASET ESPANA COMUNICACION SA	MS	10/24/2017	EONIA-1D	22,400	296,634	13,549
MEDIATEK	MS	10/12/2017	FEDEF-1D	(70,000)	(501,219)	(1,411)
MEDICLINIC INTERNATIONAL PLC	MS	10/24/2017	SONIA-1D	(3,750)	(39,880)	24
MELEXIS	MS	10/24/2017	EONIA-1D	500	42,920	(1,242)
MERCER INTL	MS	8/16/2017	LIBOR-1M	7,900	92,035	4,345
MERIDIAN BIOSCIENCE INC	MS	8/16/2017	LIBOR-1M	(6,400)	(87,040)	(7,680)
MERSEN	MS	10/24/2017	EONIA-1D	2,650	70,128	9,416
MERUS BV	MS	8/16/2017	LIBOR-1M	1,200	23,808	2,832
MESA LAB	MS	8/16/2017	LIBOR-1M	(1,500)	(192,195)	(17,535)
META FINANCIAL GROUP INC	MS	8/16/2017	LIBOR-1M	1,300	114,010	(3,640)
MEYER BURGER N	MS	10/24/2017	TOIS-1D	(24,900)	(20,284)	(250)
MGP INGREDIENTS INC	MS	8/16/2017	LIBOR-1M	(4,300)	(226,481)	1,333
MIDLAND STATES BANCORP INC	MS	8/16/2017	LIBOR-1M	2,900	94,917	5,133
MIRAE ASSET DAEWOO CO LTD	MS	11/1/2017	FEDEF-1D	(67,032)	(516,836)	(8,975)
MIRAE ASSET DAEWOO CO LTD	MS	10/15/2018	FEDEF-1D	(39,961)	(303,436)	(10,025)
MIRATI THERAPEUTICS	MS	8/16/2017	LIBOR-1M	(6,600)	(32,010)	1,980
MOBILEZONE HLD I	MS	10/24/2017	TOIS-1D	18,470	281,109	1,238
MODEL N INC	MS	8/16/2017	LIBOR-1M	(16,500)	(170,775)	(5,775)
MONASH IVF GROUP LTD	MS	9/13/2017	LIBOR-1M	14,727	19,777	2,880
MONCLER	MS	10/24/2017	EONIA-1D	8,550	204,278	6,800
MONOTYPE IMAGING HOLDING INC	MS	8/16/2017	LIBOR-1M	(3,700)	(72,890)	(2,405)
MORPHOSYS	MS	10/24/2017	EONIA-1D	(5,700)	(321,678)	(24,343)
MTGE INVESTMENT CROP	MS	8/16/2017	LIBOR-1M	6,554	111,090	6,882
MTN	MS	11/20/2017	FEDEF-1D	(4,263)	(40,757)	363
MULTI-COLOR CP	MS	8/16/2017	LIBOR-1M	(2,500)	(176,375)	(15,625)
NANOBIOTIX	MS	11/14/2017	FEDEF-1D	(7,162)	(119,129)	(11,181)
NANOSTRG TECHNS	MS	8/16/2017	LIBOR-1M	(7,100)	(138,947)	14,839
NATIONAL CINEMEDIA INC	MS	8/16/2017	LIBOR-1M	(5,400)	(67,014)	2,916
NATIONAL RESEARC	MS	8/16/2017	LIBOR-1M	(1,700)	(36,210)	(5,950)
NATIONAL STORAGE	MS	8/16/2017	LIBOR-1M	6,600	168,498	(6,798)
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/16/2017	LIBOR-1M	(16,700)	(176,686)	(6,012)
NATURECELL CO LTD	MS	10/15/2018	FEDEF-1D	(17,479)	(75,474)	695
NATUREX	MS	11/14/2017	FEDEF-1D	(1,159)	(100,868)	(4,722)
NAUTILUS INC	MS	8/16/2017	LIBOR-1M	(9,000)	(153,450)	(10,350)
NAVIGANT CONSUL	MS	8/16/2017	LIBOR-1M	3,400	77,418	4,080
NCC GROUP PLC	MS	10/24/2017	SONIA-1D	(252,365)	(418,175)	(47,371)
NCI INC CLASS A	MS	8/16/2017	LIBOR-1M	5,548	71,292	11,096
NEMAK S.A.B. DE C.V.	MS	1/4/2018	FEDEF-1D	100,527	101,875	4,257
NEOMETALS LTD	MS	10/15/2018	FEDEF-1D	(192,532)	(55,061)	11,136
NEOPHOTONICS CORP	MS	8/16/2017	LIBOR-1M	(15,600)	(130,416)	9,360
NEOPOST	MS	10/24/2017	EONIA-1D	1,340	54,717	(365)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NESTLE AG	MS	10/24/2017	TOIS-1D	(2,210)	(168,030)	$(3,772)
NETS	MS	10/24/2017	CIBOR-1W	(41,910)	(725,530)	(36,852)
NEW WAVE B	MS	10/24/2017	STIBO-1W	10,379	74,399	(879)
NEWRON PHARMA N	MS	10/24/2017	TOIS-1D	(3,040)	(66,956)	(1,376)
NEXPOINT RESIDENTIAL	MS	8/16/2017	LIBOR-1M	4,600	115,782	(5,336)
NICOLET BANKSHARES INC	MS	8/16/2017	LIBOR-1M	(1,400)	(66,864)	(2,156)
NICOX SA	MS	11/14/2017	FEDEF-1D	(10,192)	(106,638)	(4,293)
NISHAT CHUNIAN	MS	10/10/2018	FEDEF-1D	69,803	43,468	(6,239)
NK	MS	11/1/2017	FEDEF-1D	(27,017)	(52,447)	5,167
NOKIA OYJ	MS	10/24/2017	EONIA-1D	(54,500)	(291,182)	(23,015)
NORDIC NANOVECTOR ASA	MS	10/24/2017	NIBOR-1W	(1,920)	(17,801)	(3,135)
NORTH AMR ENERGY	MS	10/16/2017	LIBOR-1M	14,200	68,994	(1,155)
NORTH WEST CO INC	MS	10/16/2017	LIBOR-1M	14,800	329,974	19,218
NORTHERN BLIZZAR	MS	10/16/2017	LIBOR-1M	46,618	116,512	(374)
NORWEGIAN AIR SHUTTLE ASA	MS	10/24/2017	NIBOR-1W	(17,988)	(492,345)	(18,880)
NOVA MEASURING	MS	8/16/2017	LIBOR-1M	6,400	115,584	12,864
NOVADAQ TECH	MS	8/16/2017	LIBOR-1M	(11,400)	(90,060)	10,716
NOVANTA INC	MS	8/16/2017	LIBOR-1M	6,600	179,850	5,280
NOVOZYMES B	MS	10/24/2017	CIBOR-1W	(600)	(26,137)	213
NUMEREX CORP	MS	8/16/2017	LIBOR-1M	(7,200)	(32,112)	(288)
NUMERICABLE-SFR	MS	10/24/2017	EONIA-1D	(2,060)	(62,976)	(4,489)
NUMIS CORPORATION PLC	MS	10/24/2017	SONIA-1D	15,077	51,918	2,342
NUVOTON TECHNOLOGY CORP	MS	10/12/2017	FEDEF-1D	102,057	151,346	(6,978)
OBI	MS	10/12/2017	FEDEF-1D	(15,100)	(155,124)	13,222
OCEAN FINCL CP	MS	8/16/2017	LIBOR-1M	(3,700)	(100,011)	(2,294)
OLD SECOND BNCP	MS	8/16/2017	LIBOR-1M	3,800	42,750	2,888
OLYMPIC STEEL	MS	8/16/2017	LIBOR-1M	3,200	63,200	8,960
OMEGA PROTEIN CP	MS	8/16/2017	LIBOR-1M	6,700	130,985	4,020
OMNOVA SOLUTIONS	MS	8/16/2017	LIBOR-1M	9,800	94,570	(1,470)
OPUS BANK	MS	8/16/2017	LIBOR-1M	(8,900)	(169,100)	(31,595)
ORASURE TECHNOLOGIES INC	MS	8/16/2017	LIBOR-1M	13,900	171,526	10,703
ORBCOMM CORP	MS	8/16/2017	LIBOR-1M	(7,300)	(68,985)	(1,387)
ORBOTECH	MS	8/16/2017	LIBOR-1M	1,000	30,830	2,100
ORCHIDS PAPR PRO	MS	8/16/2017	LIBOR-1M	(4,600)	(106,122)	(5,888)
ORIFLAME HOLDING	MS	10/24/2017	STIBO-1W	3,253	133,337	(37)
ORITANI FINANCIAL CORP	MS	8/16/2017	LIBOR-1M	4,500	76,950	(675)
OROCOBRE LTD	MS	9/13/2017	FEDEF-1D	(1,283)	(3,071)	48
OTONOMY INC	MS	8/16/2017	LIBOR-1M	(3,000)	(38,550)	(1,500)
OUTOKUMPU OYJ	MS	10/24/2017	EONIA-1D	31,800	317,685	(12,287)
OXFORD INDS INC	MS	8/16/2017	LIBOR-1M	(1,400)	(76,986)	(4,186)
P.T.C.L. (A)	MS	10/10/2018	FEDEF-1D	489,000	81,417	(6,028)
PAC MERCANTL BK	MS	8/16/2017	LIBOR-1M	(11,600)	(83,520)	(6,380)
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/16/2017	LIBOR-1M	(12,700)	(63,754)	13,716
PACIFIC ETHANOL	MS	8/16/2017	LIBOR-1M	14,500	103,675	(5,075)
PAK OIL FIELDS	MS	10/10/2018	FEDEF-1D	17,700	80,508	(3,092)
PAM TRANS SVC	MS	8/16/2017	LIBOR-1M	(2,900)	(45,037)	(9,396)
PAP Y CART EURO	MS	11/14/2017	LIBOR-1M	16,477	112,781	11,086
PAR PACIFIC HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(11,540)	(196,065)	7,155
PARATEK PHARMACEUTICALS INC	MS	8/16/2017	LIBOR-1M	(3,700)	(83,250)	3,885
PARROT PROMESSES	MS	10/24/2017	EONIA-1D	(28,960)	(266,317)	(12,911)
PATRICK INDS	MS	8/16/2017	LIBOR-1M	2,200	138,270	18,040
PC CONNECTION	MS	8/16/2017	LIBOR-1M	4,000	114,440	520
PCM	MS	8/16/2017	LIBOR-1M	5,700	152,760	(9,120)
PDF SOLUTIONS	MS	8/16/2017	LIBOR-1M	(5,800)	(130,210)	19,894
PDL BIOPHARMA	MS	8/16/2017	LIBOR-1M	21,300	43,239	4,686
PEAPACK GLADSTON	MS	8/16/2017	LIBOR-1M	3,000	87,900	8,280
PEGATRON	MS	10/12/2017	FEDEF-1D	59,009	151,046	22,539

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PENNYMAC FINANCIAL SERVICE	MS	8/16/2017	LIBOR-1M	9,800	167,580	$(5,880)
PERCEPTRON INC	MS	8/16/2017	LIBOR-1M	10,000	84,200	600
PERRY ELLIS	MS	8/16/2017	LIBOR-1M	5,200	105,924	780
PERSIMMON PLC	MS	10/24/2017	SONIA-1D	4,660	137,302	4,212
PETRA DIAMONDS LTD	MS	11/14/2017	FEDEF-1D	(73,853)	(122,629)	(1,301)
PEUGEOT S.A.	MS	10/24/2017	EONIA-1D	1,070	21,321	1,102
PFENEX INC	MS	8/16/2017	LIBOR-1M	5,700	26,334	1,083
PHARMERICA CP	MS	8/16/2017	LIBOR-1M	4,700	109,275	1,645
PHH	MS	8/16/2017	LIBOR-1M	(4,100)	(52,603)	(287)
PIONEER CEMENT	MS	10/10/2018	FEDEF-1D	6,623	7,548	5,388
PIONEER ENERGY SERVICES CORPORATION	MS	8/16/2017	LIBOR-1M	17,900	78,760	(24,165)
PIXELWORKS INC	MS	8/16/2017	LIBOR-1M	38,000	166,820	19,000
PLY GEM HOLDINGS INC	MS	8/16/2017	LIBOR-1M	7,100	134,545	2,130
PREFERRED BK LA	MS	8/16/2017	LIBOR-1M	3,100	158,999	5,270
PRGX GLOBAL INC	MS	8/16/2017	LIBOR-1M	5,000	32,250	500
PRIMO WATER CORP	MS	8/16/2017	LIBOR-1M	5,700	73,017	(4,788)
PRO HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(4,600)	(105,800)	(7,590)
PROGENICS PHARMACEUTICALS	MS	8/16/2017	LIBOR-1M	7,300	59,641	(1,825)
PROVIDENT FINANCIAL PLC	MS	10/24/2017	SONIA-1D	(3,010)	(121,652)	(3,195)
PRUDENTIAL BANCORP INC	MS	8/16/2017	LIBOR-1M	(2,700)	(49,815)	1,431
PURPLEBRICKS GROUP PLC	MS	10/24/2017	SONIA-1D	(146,399)	(538,239)	(21,321)
PURPLEBRICKS GROUP PLC	MS	11/14/2017	FEDEF-1D	(26,411)	(63,376)	(37,512)
PZENA INVESTMENTS MANAGEMENT INC CLASS A	MS	8/16/2017	LIBOR-1M	4,100	41,410	902
Q2 HOLDINGS INC	MS	8/16/2017	LIBOR-1M	(2,100)	(75,390)	(4,725)
QANTAS AIRWAYS LTD	MS	10/15/2018	LIBOR-1M	158,682	475,601	27,662
QINETIQ GROUP PLC	MS	10/24/2017	SONIA-1D	38,400	142,183	3,867
QUIDEL CORP	MS	8/16/2017	LIBOR-1M	(2,200)	(49,522)	(3,652)
RADWARE LTD	MS	8/16/2017	LIBOR-1M	(5,700)	(89,091)	(3,990)
RANDGOLD RESOURCES LTD	MS	10/24/2017	SONIA-1D	(2,930)	(268,167)	7,122
RANDGOLD RESOURCES LTD	MS	11/14/2017	FEDEF-1D	(6,837)	(577,467)	(31,320)
RATOS B	MS	10/24/2017	STIBO-1W	(171,629)	(767,036)	(37,780)
RAUBEX	MS	11/20/2017	LIBOR-1M	29,565	54,107	(712)
RAVEN INDS	MS	8/16/2017	LIBOR-1M	5,000	147,500	7,500
RAYONR ADV MTRL	MS	8/16/2017	LIBOR-1M	9,300	124,062	(837)
RCI HOSPITALITY HOLDINGS INC	MS	8/16/2017	LIBOR-1M	6,299	108,280	(3,464)
RE/MAX HLDGS INC	MS	8/16/2017	LIBOR-1M	1,800	103,950	2,520
RED ROBIN GOURM	MS	8/16/2017	LIBOR-1M	(2,800)	(160,160)	(4,340)
REDROW PLC	MS	10/24/2017	SONIA-1D	62,300	449,431	19,543
REIS INC	MS	8/16/2017	LIBOR-1M	(3,700)	(65,120)	(4,440)
RESOLUTE FOREST PRODUCTS	MS	8/16/2017	LIBOR-1M	(7,300)	(40,150)	(5,475)
RIVERVIEW	MS	8/16/2017	LIBOR-1M	8,000	58,960	(880)
ROCKET INTERNET SE	MS	4/12/2018	FEDEF-1D	(4,569)	(82,731)	(650)
ROCKHOPPER EXPLORATION PLC	MS	11/14/2017	FEDEF-1D	(47,330)	(15,835)	1,903
ROYAL BAFOKENG PLATINUM LTD	MS	11/20/2017	FEDEF-1D	(8,146)	(22,315)	763
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2017	SONIA-1D	(150,900)	(469,744)	(48,709)
ROYAL DUTCH SHELL A	MS	10/24/2017	EONIA-1D	(8,720)	(227,530)	665
ROYAL UNIBREW	MS	10/24/2017	CIBOR-1W	6,500	289,891	(640)
RPS GROUP PLC	MS	11/14/2017	LIBOR-1M	53,501	164,437	15,044
RTI SURGICAL INC	MS	8/16/2017	LIBOR-1M	9,400	36,660	1,410
RURAL ELECTRIFICATION CORPORATION LTD.	MS	11/14/2017	FEDEF-1D	253,443	468,369	331,270

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RUTH’S HOSPITALITY GROUP INC	MS	8/16/2017	LIBOR-1M	6,200	124,930	$(1,550)
SAFEGUARD SCIEN	MS	8/16/2017	LIBOR-1M	(8,200)	(98,400)	(5,740)
SAMSUNG BIOLOGICS CO LTD	MS	10/15/2018	FEDEF-1D	(137)	(17,838)	(3,245)
SAMSUNG HEAVY	MS	11/1/2017	FEDEF-1D	(54,979)	(508,701)	(13,459)
SAMSUNG HEAVY	MS	10/15/2018	FEDEF-1D	(54,018)	(497,749)	(15,283)
SANCHEZ ENERGY CORP	MS	8/16/2017	LIBOR-1M	4,800	45,936	(8,784)
SANDFIRE RESOURCES NL	MS	9/13/2017	LIBOR-1M	128,519	609,684	(53,078)
SANDFIRE RESOURCES NL	MS	10/15/2018	LIBOR-1M	104,738	524,114	(70,502)
SARACEN MINERAL HOLDINGS LTD	MS	10/15/2018	FEDEF-1D	(240,684)	(273,357)	105,928
SCAPA GROUP PLC	MS	11/14/2017	FEDEF-1D	(26,120)	(117,704)	(15,867)
SCICLONE	MS	8/16/2017	LIBOR-1M	4,100	40,180	(615)
SEACHANGE INTL	MS	8/16/2017	LIBOR-1M	(9,000)	(22,050)	(630)
SEACOR HLDGS	MS	8/16/2017	LIBOR-1M	(2,500)	(164,050)	(100)
SERCO GROUP PLC	MS	11/14/2017	FEDEF-1D	(204,575)	(285,541)	(20,428)
SES SA	MS	10/24/2017	EONIA-1D	(8,830)	(209,955)	16,832
SHILOH INDS	MS	8/16/2017	LIBOR-1M	3,400	41,582	238
SHORE BNCSHARES	MS	8/16/2017	LIBOR-1M	1,900	32,699	(1,178)
SHORETEL INC	MS	8/16/2017	LIBOR-1M	(12,000)	(75,600)	(3,000)
SIERRA WIRELESS	MS	8/16/2017	LIBOR-1M	4,300	111,800	(3,010)
SIGMA PHARMACEUTICALS LTD	MS	9/13/2017	LIBOR-1M	384,154	366,067	(4,124)
SIGMA PHARMACEUTICALS LTD	MS	10/15/2018	LIBOR-1M	270,733	236,080	17,055
SILTRONIC NAM	MS	10/24/2017	EONIA-1D	1,080	74,287	3,371
SILVER SPRING NETWORKS INC	MS	8/16/2017	LIBOR-1M	(10,400)	(115,686)	(2,978)
SILVERCORP METALS INC	MS	10/16/2017	LIBOR-1M	124,787	469,594	(76,420)
SIMCORP	MS	10/24/2017	CIBOR-1W	7,170	458,077	(8,506)
SIMULATNS PLUS	MS	8/16/2017	LIBOR-1M	(4,900)	(56,595)	(735)
SINOVAC BIOTECH, LTD	MS	8/16/2017	LIBOR-1M	5,500	30,690	(55)
SIRIUS MINERALS PLC	MS	10/24/2017	SONIA-1D	(1,204,700)	(389,886)	(3,899)
SIRIUS MINERALS PLC	MS	11/14/2017	FEDEF-1D	(1,105,659)	(237,548)	(123,654)
SLM SOLUTION GRP	MS	10/24/2017	EONIA-1D	(11,570)	(440,868)	(46,450)
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(3,577)	(4,778)	(3,117)
SMART & FINAL	MS	8/16/2017	LIBOR-1M	(13,700)	(169,195)	7,535
SODASTREAM INTERNATIONAL LTD	MS	8/16/2017	LIBOR-1M	2,100	107,478	6,741
Solar	MS	10/12/2017	FEDEF-1D	(128,000)	(52,981)	5,332
SONIC AUTOMOTIVE	MS	8/16/2017	LIBOR-1M	(1,700)	(32,980)	(340)
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(27,399)	(47,452)	15,165
SOUND ENERGY PLC	MS	10/24/2017	SONIA-1D	(311,406)	(296,301)	16,125
SPAREBANK 1 NORD-NORGE	MS	10/24/2017	NIBOR-1W	30,700	203,178	—
SPARK NETWORKS	MS	8/16/2017	LIBOR-1M	(5,200)	(5,408)	209
SPARK NETWORKS	MS	8/16/2017	LIBOR-1M	(5,200)	(5,408)	209
SPARTAN MOTRS	MS	8/16/2017	LIBOR-1M	4,800	36,720	2,880
SPARTON CORP	MS	8/16/2017	LIBOR-1M	2,300	49,358	1,863
SPCG-F	MS	10/11/2017	FEDEF-1D	124,003	78,520	818
SPECTRUM PHARMACEUTICALS INC	MS	8/16/2017	LIBOR-1M	12,400	77,500	16,864
SPEEDY HIRE PLC	MS	11/14/2017	LIBOR-1M	105,791	65,476	10,146
SPORTS DIRECT INTERNATIONAL	MS	10/24/2017	SONIA-1D	(31,800)	(129,358)	3,099
SPORTSMANS WAREHOUSE HOLDIN	MS	8/16/2017	LIBOR-1M	(17,900)	(83,772)	10,561
SPS COMMERCE INC	MS	8/16/2017	LIBOR-1M	(2,400)	(140,952)	8,328
SRC ENERGY INC	MS	8/16/2017	LIBOR-1M	(3,100)	(27,032)	3,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
STAAR SURG NEW	MS	8/16/2017	LIBOR-1M	(5,300)	(50,880)	$(4,240)
STARTEK INC	MS	8/16/2017	LIBOR-1M	13,000	110,890	7,150
STEIN MART	MS	8/16/2017	LIBOR-1M	(8,000)	(21,120)	1,360
STONEGATE BK	MS	8/16/2017	LIBOR-1M	(1,300)	(60,502)	832
STONERIDGE	MS	8/16/2017	LIBOR-1M	5,900	103,250	12,449
STRATTEC SEC	MS	8/16/2017	LIBOR-1M	(1,900)	(44,460)	(16,625)
SUMMIT FINL GRP INC	MS	8/16/2017	LIBOR-1M	(2,300)	(48,392)	(1,909)
SUN HYDRAULICS	MS	8/16/2017	LIBOR-1M	(1,300)	(46,592)	(3,900)
SUNCOKE ENERGY INC	MS	8/16/2017	LIBOR-1M	7,200	68,688	(2,664)
SUNOPTA, INC	MS	8/16/2017	LIBOR-1M	(6,000)	(40,200)	(3,600)
SUPER RETAIL GROUP LTD	MS	10/15/2018	LIBOR-1M	58,837	445,050	(29,155)
SUPERBLOCK-F	MS	10/11/2017	FEDEF-1D	(5,687,400)	(250,778)	148,894
SYKES ENTERPRIS	MS	8/16/2017	LIBOR-1M	3,100	88,691	3,720
SYNERON MED	MS	8/16/2017	LIBOR-1M	7,200	80,280	(1,440)
TAILORED BRANDS INC	MS	8/16/2017	LIBOR-1M	3,900	50,466	(2,379)
TAIWAN BUILDING MATERIALS CO LTD	MS	10/12/2017	FEDEF-1D	(57,356)	(15,287)	(332)
TALENDA SA	MS	8/16/2017	LIBOR-1M	(2,700)	(83,970)	3,321
TARENA INTERNATIONAL INC	MS	8/16/2017	LIBOR-1M	7,600	145,236	(3,945)
TEAM INC	MS	8/16/2017	LIBOR-1M	(6,800)	(185,240)	2,320
TECNOGLASS INC	MS	8/16/2017	LIBOR-1M	(4,300)	(44,763)	(1,806)
TEEKAY CORP	MS	8/16/2017	LIBOR-1M	(4,000)	(39,600)	4,880
TELECOM ITALIA R	MS	10/24/2017	EONIA-1D	295,800	207,862	3,384
TELIGENT INC	MS	8/16/2017	LIBOR-1M	(7,900)	(62,963)	632
TELKOM	MS	11/20/2017	LIBOR-1M	97,219	551,245	(6,673)
TEN NETWORK HOLDINGS LTD	MS	10/15/2018	FEDEF-1D	(11,348)	(9,378)	7,086
TESCO CORP	MS	8/16/2017	LIBOR-1M	(13,700)	(100,010)	10,275
TETHYS OIL	MS	10/24/2017	STIBO-1W	24,648	187,117	2,782
TGS NOPEC GEO	MS	10/24/2017	NIBOR-1W	5,610	119,777	2,958
THAI OIL PCL FOREIGN SHARE	MS	10/11/2017	FEDEF-1D	162,912	356,389	10,763
THE RUBICON PROJECT INC	MS	8/16/2017	LIBOR-1M	3,700	20,942	185
TILE SHOP HLDGS INC	MS	8/16/2017	LIBOR-1M	(2,300)	(44,390)	(4,830)
TILLY’S INC A SHARES	MS	8/16/2017	LIBOR-1M	7,100	62,196	5,680
TITAN INTERNATIONAL INC	MS	8/16/2017	LIBOR-1M	3,200	30,944	3,328
TIVITY HEALTH INC	MS	8/16/2017	LIBOR-1M	1,900	54,435	9,405
TPG TELECOM LTD	MS	9/13/2017	FEDEF-1D	(23,167)	(202,909)	99,263
TPG TELECOM LTD	MS	9/13/2017	FEDEF-1D	(23,167)	(202,909)	99,263
TPG TELECOM LTD	MS	10/15/2018	FEDEF-1D	(31,406)	(266,478)	125,971
TRAVELZOO INC	MS	8/16/2017	LIBOR-1M	4,400	43,340	(2,860)
TRAVIS PERKINS PLC	MS	10/24/2017	SONIA-1D	(1,010)	(20,567)	(497)
TRECORA RESOURCES	MS	8/16/2017	LIBOR-1M	(5,400)	(59,940)	270
TRICO BANCSHRS	MS	8/16/2017	LIBOR-1M	2,400	82,680	2,424
TRIPLE-S MANAGEMENT CORP	MS	8/16/2017	LIBOR-1M	1,300	24,024	(494)
TRITAX BIG BOX REIT PLC	MS	11/14/2017	FEDEF-1D	(147,456)	(247,022)	(20,068)
TRITAX BIG BOX REIT PLC NEW ORD GBP0.01	MS	11/14/2017	FEDEF-1D	(13,405)	—	(694)
TSAKOS ENERGY	MS	8/16/2017	LIBOR-1M	(8,600)	(42,398)	2,924
TUESDAY MORN	MS	8/16/2017	LIBOR-1M	(9,300)	(34,410)	4,185
TULLOW OIL PLC	MS	10/24/2017	SONIA-1D	(201,400)	(541,113)	(6,143)
TWO RIVER BANCORP	MS	8/16/2017	LIBOR-1M	3,200	57,216	1,664
U S Concrete Inc. Common	MS	8/16/2017	LIBOR-1M	(1,600)	(101,920)	2,720
ULTRA CLEAN HLD	MS	8/16/2017	LIBOR-1M	9,000	141,210	31,950
UNICREDITO SPA	MS	10/24/2017	EONIA-1D	(5,000)	(75,610)	(5,774)
UNIQURE B.V.	MS	8/16/2017	LIBOR-1M	(5,500)	(31,295)	1,815
United Financial Bancorp	MS	8/16/2017	LIBOR-1M	5,900	100,818	1,783
UNIV ELECTRONIC	MS	8/16/2017	LIBOR-1M	(900)	(60,480)	(1,890)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
UNIVERSAL FOR	MS	8/16/2017	LIBOR-1M	1,400	137,760	$(4,354)
UNIVERSAL LOGISTICS HOLDINGS I	MS	8/16/2017	LIBOR-1M	(2,800)	(37,520)	(1,540)
UNIVEST CORP OF	MS	8/16/2017	LIBOR-1M	(1,200)	(31,500)	(4,860)
UOC	MS	10/12/2017	FEDEF-1D	58,931	130,370	1,840
USA TRUCK INC	MS	8/16/2017	LIBOR-1M	(7,000)	(51,940)	4,970
USIMINAS PN	MS	11/15/2017	LIBOR-1M	(12,200)	(15,805)	(556)
UTD CMNTY BK GA	MS	8/16/2017	LIBOR-1M	2,600	69,706	1,404
UTD COMMUN FINL	MS	8/16/2017	LIBOR-1M	8,600	70,950	2,494
UTD MOBILE HOME	MS	8/16/2017	LIBOR-1M	6,000	92,940	3,180
VALLOUREC	MS	10/24/2017	EONIA-1D	(86,487)	(545,848)	(8,386)
VALLOUREC	MS	11/14/2017	FEDEF-1D	(90,925)	(522,679)	(60,009)
VALMET OYJ	MS	10/24/2017	EONIA-1D	32,615	584,522	9,949
VANDA PHARMACEUTICALS INC	MS	8/16/2017	LIBOR-1M	2,200	29,920	3,630
VASCO DATA SECU	MS	8/16/2017	LIBOR-1M	(9,300)	(115,320)	(10,230)
VECTRUS INC	MS	8/16/2017	LIBOR-1M	3,900	92,976	6,240
VEDANTA RESOURCES PLC	MS	10/24/2017	SONIA-1D	38,450	352,671	(9,178)
VERBIO VER BIOEN	MS	10/24/2017	EONIA-1D	3,700	38,817	(2,271)
VERITIV CORPRATN	MS	8/16/2017	LIBOR-1M	700	36,120	35
Versartis, Inc. Common Stock	MS	8/16/2017	LIBOR-1M	4,000	82,400	(8,800)
VICOR CORP	MS	8/16/2017	LIBOR-1M	(3,000)	(47,400)	(6,600)
VIL SUPERMKT A	MS	8/16/2017	LIBOR-1M	(2,300)	(61,065)	368
VIRGIN AUSTRALIA HOLDINGS LT	MS	10/15/2018	FEDEF-1D	(112,189)	(19,601)	4,077
VIRGIN MONEY HOLDINGS UK	MS	10/24/2017	SONIA-1D	187,784	735,851	42,569
VIROMED	MS	11/1/2017	FEDEF-1D	(2,461)	(225,722)	26,185
VIRTUS INVT PRTNRS INC	MS	8/16/2017	LIBOR-1M	(400)	(43,000)	260
VITA GROUP LTD	MS	10/15/2018	LIBOR-1M	99,752	209,692	(40,317)
VITAMIN SHOPPE INC	MS	8/16/2017	LIBOR-1M	(5,200)	(99,320)	(1,040)
VITTORIA AS	MS	10/24/2017	EONIA-1D	4,180	54,284	1,731
VOCERA COMMUNICATIONS INC	MS	8/16/2017	LIBOR-1M	5,600	134,288	7,728
VOCUS GROUP LTD	MS	9/13/2017	FEDEF-1D	(57,138)	(179,860)	33,225
VOCUS GROUP LTD	MS	10/15/2018	FEDEF-1D	(5,115)	(19,799)	6,905
VSE CORP	MS	8/16/2017	LIBOR-1M	2,100	84,882	4,683
VZ HOLDING N	MS	10/24/2017	TOIS-1D	(105)	(29,409)	381
WABASH NATL CORP	MS	8/16/2017	LIBOR-1M	7,200	148,752	15,264
WAJAX CORP	MS	10/16/2017	LIBOR-1M	11,800	159,799	51,429
WALKER & DUNLOP INC	MS	8/16/2017	LIBOR-1M	4,600	195,684	10,626
WASHTEC AG	MS	10/24/2017	EONIA-1D	660	45,351	4,048
WATERSTONE FINANCIAL INC COMMON STOCK	MS	8/16/2017	LIBOR-1M	(2,700)	(48,195)	(3,429)
WEST FRASER	MS	10/16/2017	LIBOR-1M	18,400	727,928	99,078
WESTERN AREAS LTD	MS	9/13/2017	FEDEF-1D	(53,722)	(105,375)	16,166
WESTERN ASSET MORTGAGE CAPIT	MS	8/16/2017	LIBOR-1M	10,700	109,461	3,210
WESTERN NEW ENGLAND BANCORP IN	MS	8/16/2017	LIBOR-1M	3,600	36,900	900
WHITESTONE REIT CLASS B	MS	8/16/2017	LIBOR-1M	(7,900)	(110,205)	11,139
WILLDAN GROUP INC	MS	8/16/2017	LIBOR-1M	2,900	91,872	(9,599)
William Homes Common Stock (Class A	MS	8/16/2017	LIBOR-1M	(5,500)	(111,650)	(9,350)
WINGSTOP INC	MS	8/16/2017	LIBOR-1M	(7,500)	(211,800)	(8,925)
WINNEBAGO INDS	MS	8/16/2017	LIBOR-1M	2,700	70,740	6,750
WIRE CARD AG	MS	10/24/2017	EONIA-1D	(2,590)	(148,480)	(5,439)
WIZZ AIR HOLDINGS PLC	MS	10/24/2017	SONIA-1D	8,590	193,602	2,669
WOORIDUL HUEBRAIN LTD	MS	10/15/2018	FEDEF-1D	(8,048)	(22,464)	(20,708)
WORKIVA INC	MS	8/16/2017	LIBOR-1M	(10,600)	(169,600)	(8,480)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
WORLD ACCEPT	MS	8/16/2017	LIBOR-1M	(2,400)	(125,472)	$(1,488)
WUESTENR&WUERT N	MS	10/24/2017	EONIA-1D	20,652	403,872	15,596
XACTLY CORPORATN	MS	8/16/2017	LIBOR-1M	(9,100)	(104,195)	(1,365)
XLMEDIA PLC	MS	11/14/2017	LIBOR-1M	113,421	152,312	12,775
XO GROUP INC	MS	8/16/2017	LIBOR-1M	(3,500)	(59,115)	(2,310)
YOWIE GROUP LTD	MS	10/15/2018	FEDEF-1D	(143,319)	(93,116)	46,483

						$3,033,209

For the six-months ended April 30, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MINI MSCI Emerging Markets	50	Jun-17	$166,344
MINI MSCI EAFE	50	Jun-17	204,547
S&P500 E-MINI	50	Jun-17	(11,327)
U.S. 10-Year Note	1,000	Jun-17	1,789

			$361,353

For the six-months ended April 30, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $524,207,437.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2017, was $192,039 and represented 0.0% of net assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $326,145 or 0.1% of Net Assets.
(E)	Interest rate unavailable.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro Overnight Index Average

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PJSC — Private Joint Stock Company

PLC — Public Limited Company

SONIA — Sterling Overnight Index Average

STIBO — Stockholm Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

TOIS — Tom/next Indexed Swaps

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Companies	$266,289,847	$—	$—	$266,289,847
U.S. Treasury Obligations	—	51,415,155	—	51,415,155
Common Stock
Argentina	52,185	—	—	52,185
Australia	4,734	—	—	4,734
Austria	670,151	—	—	670,151
Belgium	189,148	—	—	189,148
Bermuda	715,728	—	—	715,728
Brazil	1,211,849	—	—	1,211,849
Canada	8,120,052	—	—	8,120,052
Chile	114,938	—	—	114,938
China	3,940,593	—	69,089	4,009,682
Denmark	387,530	—	—	387,530
Finland	192,299	—	—	192,299
Germany	1,938,770	—	—	1,938,770
Greece	302,249	—	—	302,249
Hong Kong	9,524,876	—	18,834	9,543,710
India	509,314	—	—	509,314
Israel	1,132,378	—	—	1,132,378
Italy	769,691	—	—	769,691
Japan	6,827,091	—	—	6,827,091
Kuwait	274,495	—	—	274,495
Malaysia	415,884	—	—	415,884
Netherlands	617,163	—	—	617,163
Norway	763,597	—	—	763,597
Pakistan	37,401	—	—	37,401
Philippines	260,512	—	—	260,512
Portugal	413,986	—	—	413,986
Puerto Rico	40,001	—	—	40,001
Russia	240,100	—	—	240,100
Singapore	1,381,615	—	—	1,381,615
South Africa	170,832	—	—	170,832
South Korea	10,686,177	—	169,180	10,855,357
Sweden	1,591,997	—	—	1,591,997
Switzerland	173,142	—	—	173,142
Thailand	572,106	—	—	572,106
United Kingdom	147,758	—	—	147,758
United States	86,488,712	—	—	86,488,712

Total Common Stock	140,879,054	—	257,103	141,136,157
Preferred Stock	—	—	—	—
Germany	95,194	—	—	95,194

Total Preferred Stock	95,194	—	—	95,194

Warrant	—	168	—	168

Total Investments in Securities	$407,264,095	$51,415,323	$257,103	$458,936,521

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2017
(unaudited)

Securities Sold Short	Level 1	Level 2	Level 3‡	Total
Common Stock	$(123,268,144)	$—	$(65,064)	$(123,333,208)
Registered Investment Companies	(5,175,992)	—	—	(5,175,992)
Rights	(4,903)	—	—	(4,903)

Total Securities Sold Short	$(128,449,039)	$—	$(65,064)	$(128,514,103)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$181,252	$—	$—	$181,252
Written Options	(2,518,318)	—	—	(2,518,318)
Futures Contracts *
Unrealized Appreciation	372,680	—	—	372,680
Unrealized Depreciation	(11,327)	—	—	(11,327)
Total Return Swaps	—	—	—	—
Unrealized Appreciation	—	8,510,878	—	8,510,878
Unrealized Depreciation	—	(5,477,669)	—	(5,477,669)

Total Other Financial Instruments	$(1,975,713)	$3,033,209	$—	$1,057,496

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

For the six-months ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2017, there were transfers between Level 1 and Level 3 assets of $257,103 due to changes in the availability of unadjusted inputs used to determine fair value. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2017
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 32.5%
	Shares	Value

ENERGY — 31.1%
Antero Midstream Partners LP (A)	20,800	$707,616
Boardwalk Pipeline Partners (A)	11,200	203,168
Buckeye Partners LP (A)	25,300	1,750,254
Cheniere Energy *	4,410	199,993
Cheniere Energy Partners LP	27,100	695,928
DCP Midstream LP (A)	36,500	1,382,985
Dominion Midstream Partners (A)	5,737	181,002
Enbridge	47,213	1,956,971
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy Management LLC *	82,413	1,529,583
Energy Transfer Equity LP (A)	77,300	1,442,418
Enterprise Products Partners (A)	177,900	4,860,228
EQT GP Holdings LP (A)	34,250	930,573
EQT Midstream Partners LP (A)	27,750	2,165,610
GasLog	1,700	23,800
GasLog Partners LP (A)	19,400	462,690
Golar LNG Partners LP (A)	34,370	784,667
Hess Midstream Partners LP *	5,200	133,016
Hoegh LNG Partners LP (A)	14,000	283,500
Kinder Morgan	97,202	2,005,277
Magellan Midstream Partners (A)	22,450	1,668,035
MPLX LP (A)	85,397	3,008,536
NGL Energy Partners LP (A)	23,900	382,400
Noble Midstream Partners LP (A)	9,200	461,104
NuStar Energy LP (A)	5,500	264,935
ONEOK	42,500	2,235,925
ONEOK Partners LP (A)	52,725	2,713,229
PBF Logistics LP (A)	8,080	167,256
Pembina Pipeline *	18,200	580,216
Phillips 66 Partners LP (A)	31,050	1,635,714
Plains GP Holdings LP, Cl A	81,535	2,427,297
SemGroup, Cl A	11,404	379,753

COMMON STOCK — continued
	Shares/ Face Amount	Value

ENERGY (continued)
Shell Midstream Partners LP (A)	65,450	$2,096,364
Spectra Energy Partners LP (A)	49,350	2,228,153
Summit Midstream Partners LP (A)	15,550	366,203
Sunoco Logistics Partners LP (A)	206,990	4,955,329
Tallgrass Energy GP LP, Cl A	97,200	2,619,540
Tallgrass Energy Partners LP (A)	2,400	123,120
Targa Resources	42,700	2,354,051
TC Pipelines LP (A)	6,600	399,498
Tesoro Logistics LP (A)	19,700	1,080,742
TransCanada	25,300	1,174,932
Valero Energy Partners LP (A)	3,600	171,000
VTTI Energy Partners LP (A)	48,200	918,210
Western Gas Equity Partners (A)	14,280	653,881
Western Gas Partners LP (A)	68,300	4,009,893
Williams Partners LP (A)	35,600	1,457,108

		62,231,703

INDUSTRIALS — 0.7%
Macquarie Infrastructure	17,690	1,439,435

REAL ESTATE — 0.3%
InfraREIT ‡	28,900	551,990

UTILITIES — 0.4%
NextEra Energy Partners LP	23,000	796,950

Total Common Stock (Cost $61,973,364)		65,020,078

REGISTERED INVESTMENT COMPANIES — 31.8%
OPEN-END FUNDS — 31.8%
AQR Risk-Balanced Commodities Fund	5,081,147	31,807,980
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,215,988	31,817,530

Total Registered Investment Companies (Cost $75,759,542)		63,625,510

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	2,123,462	2,952,118

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2017
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount(1)		Value

3.625%, 04/15/28		873,561	$1,166,934
2.500%, 01/15/29		1,440,967	1,772,533
2.375%, 01/15/25		1,576,667	1,821,413
2.375%, 01/15/27		851,612	1,008,422
2.125%, 02/15/40		924,189	1,173,744
2.125%, 02/15/41		1,161,335	1,483,215
2.000%, 01/15/26		1,147,582	1,304,720
1.750%, 01/15/28		848,844	965,749
1.375%, 02/15/44		897,861	998,791
1.250%, 07/15/20		1,223,126	1,289,633
1.125%, 01/15/21		1,414,272	1,486,256
1.000%, 02/15/46		771,075	789,852
0.875%, 02/15/47		847,694	842,974
0.750%, 02/15/42		1,142,765	1,109,161
0.750%, 02/15/45		1,468,976	1,411,376
0.625%, 07/15/21		5,814,919	6,028,664
0.625%, 01/15/24		2,772,944	2,850,176
0.625%, 01/15/26		2,045,314	2,095,365
0.625%, 02/15/43		1,833,657	1,721,045
0.375%, 07/15/23		2,255,789	2,297,733
0.375%, 07/15/25		2,434,559	2,455,284
0.375%, 01/15/27		3,433,806	3,442,755
0.250%, 01/15/25		2,555,798	2,544,105
0.125%, 04/15/20		6,246,641	6,320,133
0.125%, 04/15/21		1,737,033	1,753,588
0.125%, 01/15/22		1,011,722	1,020,535
0.125%, 07/15/22		916,303	924,965
0.125%, 01/15/23		2,620,484	2,626,320
0.125%, 07/15/24		2,504,295	2,492,753
0.125%, 07/15/26		1,910,606	1,877,232

Total U.S. Treasury Obligations (Cost $61,800,247)			62,027,544

SOVEREIGN DEBT — 1.6%
Italy Buoni Poliennali Del Tesoro
1.650%, 04/23/20	EUR	713,259	813,334
1.250%, 10/27/20	EUR	230,538	262,808
Japanese Government CPI Linked Bond 0.100%, 03/10/26	JPY	110,000,000	1,041,534
New Zealand Government Bond 3.000%, 09/20/30	NZD	681,000	539,054
2.500%, 09/20/35	NZD	264,000	192,615

SOVEREIGN DEBT — continued
	Face Amount(1)/ Shares/ Contracts		Value

Spain Government Inflation Linked Bond 0.550%, 11/30/19	EUR	724	$827
United Kingdom Gilt Inflation Linked Bond 0.125%, 03/22/46	GBP	155,000	339,519
0.125%, 11/22/65	GBP	25,601	82,410

Total Sovereign Debt (Cost $3,395,552)			3,272,101

PREFERRED STOCK — 0.4%
UNITED STATES — 0.4% (B)
Anadarko Petroleum (Cost $717,628) *		18,630	855,303

Total Investments — 97.3% (Cost $203,646,333)			$194,800,536

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
EUR/USD Currency, Expires 05/20/17, Strike Price $1.09		605,000	$4,737
GBP/USD Currency, Expires 05/20/17, Strike Price $1.20		2,810,000	4
U.S. 10 Year Long Future, Expires 05/20/17, Strike Price $124.50		25	4,298
U.S. 10 Year Short Future, Expires 05/20/17, Strike Price $126.50		72	22,500
USD/JPY Currency, Expires 07/22/17, Strike Price $115.00		1,315,000	5,390

Total Purchased Options/Swaptions (Cost $101,823)			$36,929

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
6 Month LIBOR, Expires 07/22/17, Strike Price $USD 1.40%		(1,330,000)	$(5,124)
EUR/USD Currency, Expires 05/20/17, Strike Price $109.00		(605,000)	(4,737)
GBP/USD Currency, Expires 05/20/17, Strike Price $1.17		(2,810,000)	(13)
GBP/USD Currency, Expires 05/20/17, Strike Price $1.29		(1,040,000)	(13,093)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2017
(unaudited)

WRITTEN OPTIONS/SWAPTIONS * — continued
	Contracts	Value

U.S. 10 Year Short Future, Expires 05/20/17, Strike Price $127.50	(72)	$(9,000)

Total Written Options/Swaptions (Proceeds $67,207)		$(31,967)

For the period ended April 30, 2017, the total amount of all open purchased options/swaptions and written swaptions, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(52)	Dec-2018	$(11,442)
Australian 10-Year Bond	(1)	Jun-2017	(3,169)
Euro-BTP	3	Jun-2017	(64)
Euro-Bund	(16)	Jun-2017	7,451
Euro-OAT	5	Jun-2017	11,739
Euro-Schatz	22	Jun-2017	(579)
Japanese 10-Year Bond	(1)	Jun-2017	(9,931)
Long Gilt 10-Year Bond	(7)	Jun-2017	(14,468)
Short Euro-BTP	(42)	Jun-2017	(13,794)
U.S. 10-Year Treasury Note	(12)	Jun-2017	(1,048)
U.S. 10-Year Ultra Bond	(8)	Jun-2017	(20,100)
U.S. 2-Year Treasury Note	(14)	Jun-2017	(735)
U.S. 5-Year Treasury Note	65	Jun-2017	44,011
U.S. Long Treasury Bond	(3)	Jun-2017	1,233
U.S. Ultra Long Treasury Bond	(12)	Jun-2017	(42,508)

			$(53,404)

For the period ended April 30, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
5/4/17	USD	32,594	EUR	30,000	$92
5/4/17-6/6/17	GBP	3,437,000	USD	4,318,994	(133,899)
5/4/17-6/6/17	NZD	2,138,000	USD	1,479,158	12,000
6/6/17	EUR	999,000	USD	1,091,604	1,279
5/4/17	EUR	1,077,000	USD	1,151,142	(22,282)
5/8/17	USD	3,306,404	GBP	2,640,000	113,734
5/8/17	USD	1,053,444	JPY	117,538,000	1,266
5/8/17	JPY	117,698,000	USD	1,059,296	3,151
6/6/17	JPY	117,538,000	USD	1,054,599	(1,366)

					$(26,025)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
ANZ Securities	$(1,467,158)	$1,479,158	$12,000
Bank of America	(2,242,291)	2,239,538	(2,753)
Barclays PLC	(115,300)	114,102	(1,198)
Citigroup	(1,639,537)	1,647,102	7,565
Commonwealth Bank of Australia	(172,679)	177,870	5,191
DMG Partners	(2,679,672)	2,733,483	53,811
HSBC	(3,303,543)	3,194,933	(108,610)
JPMorgan Chase Bank	(2,423,081)	2,427,758	4,677
RBS Securities	(307,038)	317,399	10,361
State Street	(338,014)	330,945	(7,069)

			$(26,025)

For the period ended April 30, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by Fund at April 30, 2017, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Barclays PLC	1.61%	6M GBP LIBOR	02/15/47	1,080,000	$51	$(73,599)	$—	$(73,548)
Barclays PLC	2.05%	3M USD LIBOR	08/31/21	2,080,000	22	(10,610)	—	(10,588)
Goldman Sachs	2.45%	3M USD LIBOR	11/15/26	310,000	5	(4,822)	—	(4,817)
JPMorgan Chase Bank	2.24%	3M USD LIBOR	08/31/21	445,000	5	(5,509)	—	(5,504)
Morgan Stanley	1.68%	1D FED FUNDS RATE	08/31/21	630,000	6	13,783	13,789	—

					$89	$(80,757)	$13,789	$(94,457)

A list of the open OTC swap agreements held by Fund at April 30, 2017, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
Morgan Stanley	UKRPI +0 BPS	3.52%	02/15/27	660,000	$—	$2,430	$2,430	$—
Morgan Stanley	UKRPI +0 BPS	3.63%	02/15/47	505,000	—	30,463	30,463	—

					$—	$32,893	$32,893	$—

For the period ended April 30, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $200,273,420.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $43,915,421 or 21.9% of Net Assets.
(B)	Interest rate unavailable.

BPS — Basis Points

Cl — Class

EUR — Euro

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2017
(unaudited)

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

NZD — New Zealand Dollar

OTC — Over the counter

PLC — Public Limited Company

REIT — Real Estate Investment Trust

UKRPI — United Kingdom Retail Price Index

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$65,020,078	$—	$—	$65,020,078
Registered Investment Companies	63,625,510	—	—	63,625,510
U.S. Treasury Obligations	—	62,027,544	—	62,027,544
Sovereign Debt	—	3,272,101	—	3,272,101
Preferred Stock	855,303	—	—	855,303

Total Investments in Securities	$129,500,891	$65,299,645	$—	$194,800,536

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$36,929	$—	$—	$36,929
Written Options/Swaptions	(31,967)	—	—	(31,967)
Futures Contracts *
Unrealized Appreciation	64,434	—	—	64,434
Unrealized Depreciation	(117,838)	—	—	(117,838)
Forwards Contracts *
Unrealized Appreciation	—	131,522	—	131,522
Unrealized Depreciation	—	(157,547)	—	(157,547)
Centrally Cleared Swaps
Interest Rate Swaps *	—	—	—	—
Unrealized Appreciation	—	13,783	—	13,783
Unrealized Depreciation	—	(94,540)	—	(94,540)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	32,893	—	32,893

Total Other Financial Instruments	$(48,442)	$(73,889)	$—	$(122,331)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 25.0%
	Face Amount	Value

CONSUMER DISCRETIONARY — 2.2%
21st Century Fox America 7.250%, 05/18/18	$250,000	$264,004
3.700%, 10/15/25	250,000	256,219
American Honda Finance MTN 1.700%, 09/09/21	1,000,000	975,014
Aramark Services 4.750%, 06/01/26	85,000	86,700
CBS 2.900%, 01/15/27	250,000	235,743
2.300%, 08/15/19	500,000	502,911
Churchill Downs 5.375%, 12/15/21	115,000	119,744
Daimler Finance North America 2.000%, 07/06/21 (A)	1,000,000	979,280
ERAC USA Finance 2.700%, 11/01/23 (A)	1,000,000	965,045
Ford Motor Credit 5.750%, 02/01/21	645,000	710,734
3.336%, 03/18/21	200,000	202,666
2.375%, 03/12/19	500,000	501,657
1.724%, 12/06/17	350,000	349,805
General Motors 5.200%, 04/01/45	50,000	48,486
5.000%, 04/01/35	340,000	336,413
General Motors Financial 2.650%, 04/13/20	180,000	180,732
Goodyear Tire & Rubber 4.875%, 03/15/27	27,000	27,000
Hyundai Capital America MTN 3.000%, 10/30/20 (A)	260,000	261,819
KFC/Pizza Hut/Taco Bell Holdings 5.000%, 06/01/24 (A)	55,000	56,788
Lowe’s 4.050%, 05/03/47	250,000	249,109

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Myriad International Holdings 6.000%, 07/18/20 (A)	$355,000	$383,400
NBCUniversal Enterprise 5.250%, 03/29/49 (A)	170,000	179,138
Nordstrom 4.000%, 03/15/27	250,000	251,277
President and Fellows of Harvard College 3.300%, 07/15/56	120,000	111,102
SACI Falabella 3.750%, 04/30/23 (A)	200,000	202,644
Time Warner 3.600%, 07/15/25	250,000	248,502
2.100%, 06/01/19	500,000	500,920
Viacom 5.250%, 04/01/44	55,000	54,721
Whirlpool MTN 4.850%, 06/15/21	205,000	223,978

		9,465,551

CONSUMER STAPLES — 1.6%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	250,000	268,189
2.625%, 01/17/23	750,000	745,073
Archer-Daniels-Midland 2.500%, 08/11/26	1,000,000	962,079
Bunge Finance 3.250%, 08/15/26	250,000	244,475
Central Garden & Pet 6.125%, 11/15/23	45,000	48,038
Chobani LLC 7.500%, 04/15/25 (A)	30,000	30,938
Cumberland Farms 6.750%, 05/01/25	30,000	31,130
CVS Health 5.125%, 07/20/45	200,000	223,513
2.800%, 07/20/20	1,000,000	1,018,854
DS Services of America 10.000%, 09/01/21 (A)	75,000	80,438
El Puerto de Liverpool 3.875%, 10/06/26 (A)	390,000	378,105
Kraft Heinz Foods 6.125%, 08/23/18	250,000	263,548
Kroger 2.650%, 10/15/26	250,000	232,650
Lamb Weston Holdings 4.625%, 11/01/24 (A)	30,000	30,975

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER STAPLES (continued)
Mondelez International Holdings Netherlands 1.625%, 10/28/19 (A)	$350,000	$344,869
PepsiCo 4.000%, 05/02/47	500,000	497,835
Walgreens Boots Alliance 4.650%, 06/01/46	200,000	201,251
3.100%, 06/01/23	500,000	503,137
Wal-Mart Stores 4.750%, 10/02/43	500,000	565,119

		6,670,216

ENERGY — 2.6%
Abu Dhabi National Energy PJSC 2.500%, 01/12/18 (A)	200,000	200,396
Chevron 2.566%, 05/16/23	450,000	449,453
CNPC General Capital 3.950%, 04/19/22 (A)	200,000	208,784
ConocoPhillips 2.200%, 05/15/20	500,000	503,111
Dolphin Energy 5.500%, 12/15/21 (A)	400,000	443,114
Energy Transfer Partners 6.050%, 06/01/41	445,000	473,525
4.052%, 11/01/66 (B)	28,000	23,975
Ensco 5.750%, 10/01/44	80,000	58,272
4.500%, 10/01/24	105,000	86,625
EOG Resources 2.625%, 03/15/23	406,000	401,217
Equities Midstream Partners 4.125%, 12/01/26	275,000	277,369
Gulport Energy 6.375%, 05/15/25	29,000	28,891
HollyFrontier 5.875%, 04/01/26	230,000	245,235
Kinder Morgan 5.625%, 11/15/23 (A)	400,000	442,346
Kinder Morgan Energy Partners 5.800%, 03/15/35	200,000	213,785
4.300%, 05/01/24	35,000	36,270
MEG Energy 7.000%, 03/31/24 (A)	40,000	35,700
Nabors Industries 5.500%, 01/15/23 (A)	140,000	141,575
5.100%, 09/15/23	265,000	267,650

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY (continued)
Newfield Exploration 5.750%, 01/30/22	$210,000	$223,125
Occidental Petroleum 3.000%, 02/15/27	500,000	489,091
Pertamina Persero MTN 5.625%, 05/20/43 (A)	545,000	561,066
Petrobras Global Finance 6.850%, 06/05/15	300,000	267,150
5.625%, 05/20/43	140,000	117,075
5.375%, 01/27/21	20,000	20,547
Petroleos Mexicanos 6.375%, 02/04/21	380,000	413,725
Phillips 66 5.875%, 05/01/42	35,000	40,954
4.300%, 04/01/22	500,000	539,057
QEP Resources 5.250%, 05/01/23	210,000	205,275
Range Resources 5.000%, 03/15/23 (A)	105,000	103,950
Rowan 7.375%, 06/15/25	270,000	266,625
Ruby Pipeline 6.000%, 04/01/22 (A)	250,000	265,575
Shell International Finance 1.750%, 09/12/21	1,000,000	979,296
SM Energy 6.500%, 01/01/23	320,000	324,800
5.625%, 06/01/25	85,000	81,175
TC PipeLines 4.650%, 06/15/21	400,000	423,012
Thai Oil 4.875%, 01/23/43 (A)	200,000	207,930
Ultrapar International 5.250%, 10/06/26 (A)	480,000	482,256
Williams Partners 3.600%, 03/15/22	300,000	307,002

		10,855,979

FINANCIALS — 8.1%
Ally Financial 3.750%, 11/18/19	235,000	239,087
American Express 7.000%, 03/19/18	350,000	366,261
American Express Credit MTN 2.700%, 03/03/22	750,000	755,032
Banco Santander Chile 3.875%, 09/20/22 (A)	380,000	396,651

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS (continued)
Bangkok Bank MTN 3.300%, 10/03/18 (A)	$350,000	$354,766
Bank of America 6.000%, 09/01/17	550,000	557,879
Bank of America MTN 6.875%, 04/25/18	100,000	104,951
5.650%, 05/01/18	1,610,000	1,670,632
5.000%, 05/13/21	775,000	843,519
3.300%, 01/11/23	500,000	508,280
Barclays 2.875%, 06/08/20	610,000	616,482
BB&T 5.250%, 11/01/19	1,000,000	1,078,307
BBVA Banco Continental 3.250%, 04/08/18 (A)	275,000	278,575
Capital One
3.375%, 02/15/23	500,000	503,431
2.250%, 09/13/21	500,000	489,386
Cardtronics 5.500%, 05/01/25 (A)	35,000	35,744
Cielo 3.750%, 11/16/22 (A)	250,000	240,000
Citigroup 6.125%, 11/21/17	750,000	768,806
6.125%, 05/15/18	695,000	725,337
3.750%, 06/16/24	500,000	513,411
2.700%, 03/30/21	635,000	638,879
Discover Bank 2.000%, 02/21/18	300,000	300,475
Fifth Third Bank MTN 2.150%, 08/20/18	1,000,000	1,005,748
Franklin Resources 4.625%, 05/20/20	350,000	375,713
Goldman Sachs Group MTN 7.500%, 02/15/19	175,000	191,600
6.000%, 06/15/20	55,000	60,952
Goldman Sachs Group 6.750%, 10/01/37	140,000	174,571
6.150%, 04/01/18	770,000	800,553
5.950%, 01/18/18	750,000	772,582
3.750%, 05/22/25	500,000	509,059
2.600%, 04/23/20	405,000	408,197
HSBC Holdings 4.300%, 03/08/26	500,000	528,108
Intercontinental Exchange 2.750%, 12/01/20	1,007,000	1,024,406

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS (continued)
International Lease Finance 8.250%, 12/15/20	$30,000	$35,405
7.125%, 09/01/18 (A)	400,000	426,978
6.250%, 05/15/19	600,000	646,714
5.875%, 08/15/22	40,000	44,963
JPMorgan Chase 6.000%, 10/01/17	1,000,000	1,018,405
4.625%, 05/10/21	530,000	573,716
4.350%, 08/15/21	400,000	429,120
4.250%, 10/15/20	55,000	58,533
3.875%, 09/10/24	500,000	512,133
2.550%, 10/29/20	500,000	504,033
KeyCorp MTN 2.900%, 09/15/20	1,000,000	1,017,986
Lloyds Banking Group 3.100%, 07/06/21	200,000	203,172
Metropolitan Life Global Funding I 1.550%, 09/13/19 (A)	1,000,000	990,980
Morgan Stanley 2.800%, 06/16/20	650,000	659,905
1.842%, 02/14/20 (B)	575,000	576,566
Morgan Stanley MTN 6.625%, 04/01/18	650,000	678,572
3.700%, 10/23/24	300,000	307,290
3.125%, 07/27/26	500,000	482,445
MSCI 4.750%, 08/01/26 (A)	55,000	56,513
National Rural Utilities Cooperative Finance 4.750%, 04/30/43 (B)	175,000	178,709
Nationwide Mutual Insurance 3.421%, 12/15/24 (A) (B)	400,000	393,960
Navient 8.000%, 03/25/20	175,000	192,063
PNC Bank 1.500%, 02/23/18	415,000	415,065
Quicken Loans 5.750%, 05/01/25 (A)	180,000	181,800
Santander UK Group Holdings 5.625%, 09/15/45 (A)	200,000	206,198
Springleaf Finance 5.250%, 12/15/19	250,000	253,803
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54 (A) (B)	350,000	351,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS (continued)
Toronto-Dominion Bank MTN 1.450%, 09/06/18	$1,000,000	$998,273
U.S. Bancorp 3.150%, 04/27/27	500,000	501,299
Wachovia MTN 5.750%, 02/01/18	815,000	839,415
Wells Fargo 3.069%, 01/24/23	500,000	505,729
3.000%, 10/23/26	550,000	530,336
Wells Fargo & Company MTN 3.550%, 09/29/25	300,000	304,611
Wells Fargo Bank MTN 2.150%, 12/06/19	285,000	286,232
Westpac Banking 2.150%, 03/06/20	1,000,000	1,003,931

		34,203,983

HEALTH CARE — 2.9%
Abbott Laboratories 3.750%, 11/30/26	785,000	794,638
AbbVie 3.600%, 05/14/25	250,000	252,128
1.800%, 05/14/18	250,000	250,353
Actavis Funding 4.550%, 03/15/35	350,000	352,456
2.350%, 03/12/18	500,000	502,115
Aetna 2.800%, 06/15/23	225,000	225,130
Amgen 4.663%, 06/15/51	350,000	352,616
3.625%, 05/15/22	500,000	522,557
Anthem 4.650%, 08/15/44	170,000	175,803
1.875%, 01/15/18	500,000	500,421
Baylor Scott & White Holdings 4.185%, 11/15/45	250,000	248,343
Becton Dickinson 3.300%, 03/01/23	300,000	299,665
Biogen 2.900%, 09/15/20	60,000	61,227
Celgene 5.000%, 08/15/45	250,000	266,828
3.875%, 08/15/25	250,000	258,976
Centene 4.750%, 01/15/25	90,000	91,463
CHS/Community Health System 6.250%, 03/31/23	170,000	172,975

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE (continued)
Express Scripts Holding 3.000%, 07/15/23	$500,000	$491,391
Fresenius Medical Care US Finance 6.875%, 07/15/17	110,000	110,963
Gilead Sciences 4.150%, 03/01/47	125,000	118,063
4.000%, 09/01/36	250,000	241,104
3.500%, 02/01/25	250,000	254,077
2.950%, 03/01/27	300,000	287,729
HCA 5.250%, 04/15/25	100,000	107,469
5.000%, 03/15/24	60,000	63,675
Kindred Healthcare 8.000%, 01/15/20	185,000	191,013
Medtronic 3.500%, 03/15/25	500,000	516,265
Northwell Healthcare 3.979%, 11/01/46	335,000	311,685
PerkinElmer 5.000%, 11/15/21	205,000	223,577
Pfizer 4.000%, 12/15/36	500,000	508,036
Providence St. Joseph Health Obligated Group 3.744%, 10/01/47	175,000	161,732
2.746%, 10/01/26	335,000	320,565
Quintiles IMS 4.875%, 05/15/23 (A)	100,000	102,750
RWJ Barnabas Health 3.949%, 07/01/46	350,000	333,540
Shire Acquisitions Investments Ireland 2.875%, 09/23/23	500,000	490,237
1.900%, 09/23/19	390,000	387,796
Tenet Healthcare 6.000%, 10/01/20	112,000	117,880
Teva Pharmaceutical Finance Netherlands III 1.400%, 07/20/18	500,000	497,387
Thermo Fisher Scientific 2.950%, 09/19/26	300,000	287,750
Universal Health Services 4.750%, 08/01/22 (A)	230,000	236,477
Valeant Pharmaceuticals International 6.375%, 10/15/20 (A)	185,000	158,869
5.875%, 05/15/23 (A)	175,000	129,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE (continued)
WellCare Health Plans 5.250%, 04/01/25	$60,000	$62,400
Zoetis 3.250%, 02/01/23	385,000	392,541

		12,431,946

INDUSTRIALS — 1.8%
3M MTN 3.125%, 09/19/46	250,000	220,586
Boeing 3.650%, 03/01/47	250,000	241,927
Braskem America Finance 7.125%, 07/22/41 (A)	280,000	296,450
Burlington Northern Santa Fe 3.900%, 08/01/46	500,000	492,209
CK Hutchison International 16 2.750%, 10/03/26 (A)	200,000	189,918
Clean Harbors 5.125%, 06/01/21	80,000	81,933
CNH Industrial Capital LLC 4.375%, 04/05/22	120,000	122,346
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A 4.000%, 10/29/24	241,452	251,110
Continental Airlines Pass-Through Trust, Ser 1998-1, Cl A 6.648%, 09/15/17	12,495	12,651
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A 8.048%, 11/01/20	198,410	217,259
CSX 4.750%, 05/30/42	250,000	267,318
Eaton 2.750%, 11/02/22	500,000	502,608
Embraer Netherlands Finance 5.050%, 06/15/25	190,000	195,700
FedEx 3.875%, 08/01/42	250,000	229,272
Ferreycorp SAA 4.875%, 04/26/20 (A)	200,000	201,500
GATX 3.250%, 09/15/26	250,000	240,131
General Dynamics 1.875%, 08/15/23	500,000	480,534
General Electric 4.125%, 10/09/42	250,000	258,169
IHS Markit 5.000%, 11/01/22 (A)	55,000	58,781

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INDUSTRIALS (continued)
Lockheed Martin 4.500%, 05/15/36	$250,000	$268,590
Molex Electronic Technologies 3.900%, 04/15/25 (A)	87,000	87,099
Norfolk Southern 4.450%, 06/15/45	250,000	262,610
Owens Corning 4.200%, 12/01/24	95,000	98,728
Republic Services 3.550%, 06/01/22	250,000	260,821
Siemens Financieringsmaatschappij 2.350%, 10/15/26 (A)	400,000	375,216
TTX MTN 3.900%, 02/01/45 (A)	400,000	368,578
Union Pacific 4.150%, 01/15/45	250,000	255,045
United Technologies 4.500%, 06/01/42	250,000	270,380
3.750%, 11/01/46	425,000	408,408
1.778%, 05/04/18 (C)	200,000	200,250
Waste Management 3.500%, 05/15/24	250,000	260,067

		7,676,194

INFORMATION TECHNOLOGY — 0.8%
Cisco Systems 1.850%, 09/20/21	1,000,000	988,498
First Data 5.000%, 01/15/24 (A)	115,000	117,616
Hewlett Packard Enterprise 6.200%, 10/15/35	195,000	208,033
3.600%, 10/15/20	365,000	377,284
Microsoft 3.300%, 02/06/27	235,000	241,452
2.400%, 02/06/22	1,000,000	1,013,246
Tencent Holdings 3.375%, 03/05/18 (A)	355,000	359,204

		3,305,333

MATERIALS — 1.0%
Air Liquide Finance 2.500%, 09/27/26 (A)	500,000	479,433
Albemarle 4.150%, 12/01/24	250,000	261,583
Amcor Finance USA 3.625%, 04/28/26 (A)	200,000	199,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS (continued)
ArcelorMittal 7.750%, 03/01/41	$215,000	$241,875
Axalta Coating Systems 4.875%, 08/15/24 (A)	150,000	155,343
Celulosa Arauco y Constitucion 5.000%, 01/21/21	205,000	218,505
Freeport-McMoRan 3.550%, 03/01/22	340,000	319,600
2.375%, 03/15/18	90,000	89,550
Graphic Packaging International 4.125%, 08/15/24	85,000	85,213
International Paper 3.800%, 01/15/26	250,000	256,933
Koppers 6.000%, 02/15/25 (A)	50,000	52,375
LyondellBasell Industries 5.000%, 04/15/19	74,000	77,730
Methanex 5.250%, 03/01/22	180,000	189,691
Mexichem 6.750%, 09/19/42 (A)	205,000	219,863
OCP 5.625%, 04/25/24 (A)	200,000	213,300
Scotts Miracle-Gro 5.250%, 12/15/26 (A)	60,000	61,950
Sealed Air 5.250%, 04/01/23 (A)	110,000	116,600
4.875%, 12/01/22 (A)	55,000	57,338
Southern Copper 5.875%, 04/23/45	225,000	237,008
Suzano Austria GmbH 5.750%, 07/14/26 (A)	245,000	251,615
Valvoline 5.500%, 07/15/24 (A)	80,000	84,600
Votorantim Cimentos 7.250%, 04/05/41 (A)	345,000	352,331

		4,222,308

REAL ESTATE — 1.1%
Boston Properties 3.125%, 09/01/23	225,000	225,436
Camden Property Trust 5.700%, 05/15/17	400,000	400,543
CBRE Services 5.000%, 03/15/23	75,000	78,377
DDR MTN 7.500%, 07/15/18	150,000	158,997

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

REAL ESTATE (continued)
Equinix ‡ 5.375%, 05/15/27	$86,000	$89,852
GLP Capital 5.375%, 04/15/26	60,000	63,300
HCP ‡ 3.400%, 02/01/25	500,000	483,095
iStar 6.500%, 07/01/21	295,000	307,538
Liberty Property 4.750%, 10/01/20	350,000	372,154
MGM Growth ‡ 5.625%, 05/01/24	30,000	32,363
Prologis 4.000%, 01/15/18	350,000	353,258
Realty Income 2.000%, 01/31/18	200,000	200,409
Ventas Realty 3.250%, 10/15/26	450,000	430,381
VEREIT Operating Partnership ‡ 4.875%, 06/01/26	80,000	84,767
3.000%, 02/06/19	55,000	55,314
WEA Finance ‡ 1.750%, 09/15/17 (A)	755,000	755,539
Welltower 2.250%, 03/15/18	500,000	501,848

		4,593,171

TELECOMMUNICATION SERVICES — 1.5%
Altice US Finance I 5.375%, 07/15/23 (A)	200,000	208,750
AT&T 5.700%, 03/01/57	130,000	137,584
5.450%, 03/01/47	140,000	144,523
5.250%, 03/01/37	340,000	348,704
4.750%, 05/15/46	525,000	491,774
4.500%, 03/09/48	60,000	54,075
4.350%, 06/15/45	10,000	8,874
3.900%, 03/11/24	250,000	256,099
Bharti Airtel International Netherlands 5.350%, 05/20/24 (A)	435,000	461,999
CCO Holdings LLC 5.125%, 05/01/27 (A)	85,000	86,700
Colombia Telecomunicaciones 5.375%, 09/27/22 (A)	200,000	203,000
CSC Holdings 8.625%, 02/15/19	100,000	110,155

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TELECOMMUNICATION SERVICES (continued)
Embarq 7.995%, 06/01/36	$175,000	$178,281
EW Scripps 5.125%, 05/15/25	30,000	30,788
Level 3 Financing 5.250%, 03/15/26	28,000	28,877
Ooredoo International Finance MTN 3.250%, 02/21/23 (A)	200,000	199,340
SBA Communications 4.875%, 09/01/24 (A)	60,000	60,525
SK Telecom MTN 2.125%, 05/01/18 (A)	380,000	380,646
Sprint Capital 6.875%, 11/15/28	120,000	129,900
Sprint Communications 9.000%, 11/15/18 (A)	110,000	120,313
Sprint Spectrum 3.360%, 09/20/21 (A)	200,000	201,750
Telefonica Emisiones 5.462%, 02/16/21	210,000	231,449
Time Warner Cable 5.875%, 11/15/40	200,000	217,018
4.500%, 09/15/42	450,000	412,757
Verizon Communications 5.250%, 03/16/37	430,000	445,492
5.150%, 09/15/23	325,000	359,675
4.862%, 08/21/46	200,000	194,083
4.272%, 01/15/36	250,000	233,841
3.125%, 03/16/22	150,000	152,230
2.946%, 03/15/22 (A)	245,000	246,288

		6,335,490

UTILITIES — 1.4%
AmeriGas Partners 5.500%, 05/20/25	20,000	20,200
Baltimore Gas & Electric 3.500%, 08/15/46	500,000	461,035
Commonwealth Edison 6.150%, 09/15/17	200,000	203,401
Duke Energy Carolinas 4.250%, 12/15/41	500,000	522,544
Duke Energy Florida 3.400%, 10/01/46	500,000	449,606
Empresa Nacional de Electricidad 4.250%, 04/15/24	45,000	46,529
Enersis Americas 4.000%, 10/25/26	40,000	39,750

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

UTILITIES (continued)
FirstEnergy 2.750%, 03/15/18		130,000	$130,806
Georgia Power 4.300%, 03/15/43		250,000	247,526
HKCG Finance 6.250%, 08/07/18 (A)		200,000	210,414
Kansas City Power & Light 3.150%, 03/15/23		300,000	302,765
Metropolitan Edison 4.000%, 04/15/25 (A)		400,000	407,736
NextEra Energy Capital Holdings 2.056%, 09/01/17		400,000	401,003
PacifiCorp 5.750%, 04/01/37		250,000	309,173
Public Service Electric & Gas MTN 4.000%, 06/01/44		500,000	499,800
Public Service Oklahoma 4.400%, 02/01/21		300,000	319,509
Southern Gas Capital 2.450%, 10/01/23		400,000	385,915
Transelec 4.250%, 01/14/25 (A)		200,000	206,324
Virginia Electric & Power 5.400%, 04/30/18		325,000	337,136
4.450%, 02/15/44		250,000	265,338
4.000%, 11/15/46		290,000	289,471

			6,055,981

Total Corporate Obligations (Cost $107,231,736)			105,816,152

SOVEREIGN DEBT — 22.7%
Argentine Bonar Bond 21.047%, 04/03/22	ARS	2,982,000	207,549
Argentine Bonos del Tesoro 21.200%, 09/19/18	ARS	877,000	58,114
18.200%, 10/03/21	ARS	24,625,000	1,743,238
16.000%, 10/17/23	ARS	10,317,000	718,999
15.500%, 10/17/26	ARS	34,940,000	2,511,529
Argentine Government International Bond 7.500%, 04/22/26		375,000	410,813
Brazil Letras do Tesouro Nacional 12.619%, 01/01/19 (D)	BRL	18,000,000	4,885,960
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21	BRL	14,600,000	4,602,460
10.000%, 01/01/27	BRL	15,500,000	4,787,482

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

Colombian Titulos de Tesoreria 10.000%, 07/24/24	COP	904,000,000	$376,011
7.750%, 09/18/30	COP	9,089,600,000	3,436,913
7.500%, 08/26/26	COP	912,800,000	337,685
7.000%, 06/30/32	COP	656,000,000	229,666
6.000%, 04/28/28	COP	534,600,000	175,016
Ghana Government International Bond 19.750%, 03/25/24	GHS	960,000	231,098
19.750%, 03/15/32	GHS	2,890,000	698,791
19.000%, 11/02/26	GHS	2,890,000	683,752
18.750%, 01/24/22	GHS	960,000	223,289
Indonesia Government International Bond 3.700%, 01/08/22 (A)		200,000	205,224
Indonesia Treasury Bond 10.500%, 08/15/30	IDR	550,000,000	51,354
9.000%, 03/15/29	IDR	3,285,000,000	276,148
8.750%, 05/15/31	IDR	7,842,000,000	650,117
8.375%, 03/15/24	IDR	59,460,000,000	4,786,171
8.375%, 09/15/26	IDR	66,926,000,000	5,457,915
7.000%, 05/15/27	IDR	12,099,000,000	904,997
Japan Treasury Discount Bill -0.345%, 06/19/17 (D) (E)	JPY	500,000,000	4,485,628
Korea Monetary Stabilization Bond 1.250%, 08/02/18	KRW	4,000,000,000	3,503,545
Korea Treasury Bond 2.000%, 03/10/21	KRW	4,100,000,000	3,629,849
1.875%, 03/10/22	KRW	2,848,000,000	2,503,449
1.500%, 06/10/19	KRW	4,100,000,000	3,593,825
1.375%, 09/10/21	KRW	4,200,000,000	3,618,570
Kuwait Government International Bond 3.500%, 03/20/27 (A)		595,000	608,448
Mexican Bonos 8.500%, 12/13/18	MXN	58,010,000	3,158,999
6.500%, 06/10/21	MXN	28,100,000	1,463,345
5.750%, 03/05/26	MXN	18,400,000	887,831
5.000%, 06/15/17	MXN	83,500,000	4,425,916
5.000%, 12/11/19	MXN	88,870,000	4,517,132
4.750%, 06/14/18	MXN	140,170,000	7,294,254
Mexico Cetes 6.859%, 08/31/17 (D)	MXN	894,989,000	4,645,941
5.345%, 09/14/17 (D)	MXN	233,000	1,206

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

6.775%, 10/12/17 (D)	MXN	252,000	$1,297
6.218%, 11/09/17 (D)	MXN	17,373,000	88,984
6.672%, 09/28/17	MXN	77,000	397
Mexico Government International Bond 4.000%, 03/15/15	EUR	140,000	137,092
Oman Government International Bond 3.875%, 03/08/22 (A)		400,000	404,638
Philippine Government International Bond 2.125%, 05/23/18	PHP	218,000,000	4,318,560
Republic of South Africa Government Bond 10.500%, 12/21/26	ZAR	3,088,000	257,913
8.875%, 02/28/35	ZAR	5,575,000	396,116
8.500%, 01/31/37	ZAR	2,214,000	150,559
8.250%, 03/31/32	ZAR	5,838,000	400,507
8.000%, 01/31/30	ZAR	3,961,000	271,534
7.000%, 02/28/31	ZAR	2,674,000	166,708
6.250%, 03/31/36	ZAR	3,181,000	171,867
Saudi Government International Bond 4.500%, 10/26/46 (A)		240,000	237,151
3.250%, 10/26/26 (A)		585,000	571,177
Ukraine Government International Bond 7.750%, 09/01/22 (A)		354,000	345,253
7.750%, 09/01/26 (A)		460,000	430,652
4.732%, 05/31/40 (A) (B) (D)		3,100,000	1,082,396

Total Sovereign Debt (Cost $94,996,402)			96,421,030

U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bills 0.719%, 05/11/17 (D)		2,690,000	2,689,505
0.930%, 10/05/17 (D)		825,000	821,717
0.820%, 09/07/17 (D)		85,000	84,739
0.750%, 05/04/17 (D)		1,370,000	1,369,927
0.700%, 05/18/17 (D)		1,040,000	1,039,666

U.S. Treasury Bonds 3.875%, 08/15/40		250,000	292,676
3.750%, 08/15/41		250,000	287,276
3.625%, 08/15/43		250,000	281,846
3.125%, 08/15/44		250,000	258,369

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.875%, 08/15/45	$250,000	$245,762
2.750%, 08/15/42	250,000	241,494
2.500%, 02/15/45	250,000	227,813
2.500%, 02/15/46	250,000	227,217
2.500%, 05/15/46	660,000	599,413
2.250%, 08/15/46	290,000	248,947
U.S. Treasury Inflation Protected Securities 1.375%, 02/15/44	26,131	29,068
1.000%, 02/15/46	889,307	910,963
0.875%, 02/15/47	1,105,030	1,174,143
0.750%, 02/15/45	4,655,205	4,472,670
0.250%, 01/15/25	2,046,695	2,037,331
0.125%, 04/15/18	4,094,130	4,102,727
0.125%, 04/15/21	606,420	612,199
0.125%, 07/15/26	1,062,013	1,043,461
U.S. Treasury Notes 3.000%, 02/15/47	4,860,000	4,905,752
2.750%, 02/15/24	500,000	521,308
2.250%, 11/15/24	250,000	251,680
2.250%, 02/15/27	6,025,000	6,007,347
2.000%, 02/28/21	500,000	506,582
2.000%, 05/31/21	500,000	506,016
2.000%, 08/31/21	500,000	505,293
2.000%, 04/30/24	1,765,000	1,753,969
2.000%, 02/15/25	250,000	246,787
2.000%, 08/15/25	250,000	245,723
2.000%, 11/15/26	1,315,000	1,283,048
1.875%, 03/31/22	5,345,000	5,358,571
1.875%, 04/30/22	10,340,000	10,368,674
1.875%, 05/31/22	1,130,000	1,132,162
1.875%, 08/31/22	500,000	499,727
1.750%, 02/28/22	500,000	498,438
1.625%, 11/30/20	500,000	500,352
1.625%, 02/15/26	250,000	237,373
1.500%, 02/28/19	500,000	502,188
1.500%, 11/30/19	500,000	501,621
1.500%, 01/31/22	1,670,000	1,647,037
1.500%, 02/28/23	500,000	487,071
1.500%, 08/15/26	250,000	233,789

1.375%, 02/29/20	500,000	499,160
1.375%, 05/31/20	500,000	498,301
1.375%, 08/31/23	500,000	480,313
1.250%, 11/30/18	500,000	500,215
1.250%, 03/31/19	5,090,000	5,088,809

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.250%, 04/30/19	$170,000	$169,927
1.125%, 05/31/19	500,000	498,340
1.125%, 08/31/21	500,000	487,110
1.000%, 05/31/18	500,000	499,141
1.000%, 08/31/19	500,000	496,231
0.750%, 10/31/17	860,000	858,857
0.750%, 08/31/18	3,490,000	3,469,275
0.625%, 05/31/17	1,170,000	1,169,918
0.625%, 08/31/17	6,405,000	6,397,743

Total U.S. Treasury Obligations (Cost $83,870,465)		83,112,777

MORTGAGE-BACKED SECURITIES — 19.5%
AGENCY MORTGAGE-BACKED OBLIGATION — 17.4%
FHLMC 4.500%, 03/01/46	21,623	23,478
4.000%, 02/01/46	4,923,349	5,192,601
3.500%, 05/01/46	11,279,049	11,639,294
3.000%, 07/01/45	6,818,632	6,842,736
2.500%, 05/01/28	894,247	909,235
FHLMC TBA 4.000%, 05/15/41	495,000	521,065
FNMA 4.500%, 06/01/46	1,393,849	1,504,085
4.000%, 12/01/45	5,635,412	5,947,244
3.850%, 08/01/25	193,920	208,975
3.760%, 12/01/35	491,025	520,473
3.500%, 05/01/46	6,278,622	6,464,166
3.390%, 01/01/31	210,000	215,346
3.260%, 09/01/24	204,937	212,996
3.210%, 01/01/26	195,766	202,783
3.201%, 09/01/27	232,364	239,676
3.190%, 06/01/25	207,117	214,246
3.170%, 02/01/30	255,000	257,191
3.110%, 02/01/28	215,000	218,226
3.010%, 04/01/28	215,000	216,264
3.000%, 03/01/32	6,873,298	6,944,129
2.960%, 04/01/27	207,516	209,689
2.950%, 06/01/31	220,000	215,793

2.780%, 05/01/28	215,000	211,917
2.710%, 12/01/27	193,134	190,358
2.500%, 06/01/29	3,359,969	3,337,760
2.000%, 01/01/24	1,696,389	1,703,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATION — continued
FNMA TBA 5.000%, 05/01/38	$555,000	$607,894
4.500%, 05/01/38	5,040,000	5,421,937
4.000%, 06/15/45	775,000	814,477
3.500%, 05/15/45	1,195,000	1,227,684
3.000%, 05/25/26	2,850,000	2,871,572
GNMA 4.610%, 10/20/65 (B)	1,424,889	1,486,432
4.399%, 04/20/63 (B)	931,949	979,458
3.500%, 11/20/46	2,295,352	2,387,807
3.000%, 10/20/46	848,205	860,599
GNMA TBA 4.000%, 05/01/42	1,540,000	1,628,249
3.500%, 05/15/41	575,000	597,597
3.000%, 05/01/43	580,000	587,795

		73,834,808

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 2.1%
225 Liberty Street Trust, Ser 2016-225L, Cl A 3.597%, 02/10/36 (A)	85,000	88,016
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A 2.959%, 12/10/30 (A)	105,000	106,825
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A 4.185%, 08/15/46 (A) (B)	105,000	111,877
BB-UBS Trust, Ser 2012-TFT, Cl A 2.892%, 06/05/30 (A)	360,000	358,524
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1 1.201%, 12/25/36 (B)	567,101	510,525
COMM Mortgage Trust, Ser 2013-CCRE8, Cl A5 3.612%, 06/10/46 (B)	570,000	595,066
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4 3.838%, 09/10/47	310,000	324,898
COMM Mortgage Trust, Ser 2016-SAVA, Cl C 3.550%, 10/15/34 (B)	100,000	100,412

COMM Mortgage Trust, Ser 2016-SAVA, Cl A 2.480%, 10/15/18	195,000	195,978
DBRR Trust, Ser 2011-LC2, Cl A4A 4.537%, 07/12/44 (A) (B)	110,000	115,648

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATION — continued
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4 6.040%, 08/10/45 (B)	$26,932	$26,909
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A 3.551%, 04/10/34 (A)	110,000	115,598
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C 1.571%, 07/25/34 (B)	320,313	317,980
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3 3.578%, 02/15/47	265,000	274,784
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4 3.801%, 09/15/47	330,000	345,046
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-C1, Cl A4 5.716%, 02/15/51	431,248	436,210
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A4 6.004%, 06/15/49 (B)	95,149	95,098
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3 4.106%, 07/15/46 (A)	329,544	337,097
Morgan Stanley BAML Trust 3.621%, 02/15/24	235,000	244,463
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	105,000	108,792
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1 3.872%, 01/05/43 (A) (B)	105,000	104,284
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A 2.994%, 09/25/34 (B)	505,546	496,527

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-16, Cl 5A1 3.074%, 11/25/34 (B)	331,715	331,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATION — continued
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-2AC, Cl A1 3.056%, 02/25/34 (B)	$480,248	$478,965
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12 2.750%, 11/25/60 (A) (B)	334,067	334,843
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS 5.154%, 01/10/45 (A)	515,000	565,249
VNDO Mortgage Trust, Ser 2013-PENN, Cl A 3.808%, 12/13/29 (A)	115,000	120,770
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1 1.251%, 11/25/45 (B)	540,366	512,590
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A 1.321%, 01/25/45 (B)	549,351	529,353
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A 2.800%, 03/18/28 (A) (B)	115,000	116,550
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-DD, Cl 1A1 3.021%, 01/25/35 (B)	339,475	338,330
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3 4.394%, 06/15/44 (A)	213,254	219,621

		8,957,879

Total Mortgage-Backed Securities (Cost $83,815,592)		82,792,687

ASSET-BACKED SECURITIES — 5.3%
AUTOMOTIVE — 0.8%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B 1.830%, 12/08/21	575,000	569,170

Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A 2.500%, 02/20/21 (A)	180,000	179,632

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AUTOMOTIVE — continued
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A 3.070%, 09/20/23 (A)	$215,000	$216,550
CPS Auto Trust, Ser 2017-A, Cl B 2.680%, 05/17/21 (A)	115,000	115,687
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A 2.150%, 04/15/24	250,000	248,798
Drive Auto Receivables Trust, Ser 2017-AA, Cl C 2.980%, 01/18/22 (A)	410,000	413,035
Drive Auto Receivables Trust, Ser 2017-AA, Cl B 2.510%, 01/15/21 (A)	35,000	35,071
Drive Auto Receivables Trust, Ser 2017-BA, Cl B 2.200%, 05/15/20 (A)	90,000	90,077
DT Auto Owner Trust, Ser 2016-4A, Cl C 2.740%, 10/17/22 (A)	220,000	220,820
DT Auto Owner Trust, Ser 2017-1A, Cl A 1.560%, 06/15/20 (A)	55,971	55,897
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A 1.960%, 03/15/21 (A)	62,899	62,790
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1 1.690%, 04/15/21 (A)	32,276	32,232
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A3 1.390%, 04/15/20	260,000	259,455
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A3 1.370%, 05/15/20	295,000	294,521
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B 1.890%, 06/15/21	365,000	364,548
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl A2 1.420%, 10/15/19 (A)	149,153	148,847

Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2 1.780%, 04/15/20 (A)	130,000	130,096

		3,437,226

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CREDIT CARDS — 1.5%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/22	$250,000	$250,695
Bank of America Credit Card Trust, Ser 2017-A1, Cl A1 1.950%, 08/15/22	1,000,000	1,002,893
Chase Issuance Trust, Ser 2013-A3, Cl A3 1.274%, 04/15/20 (B)	320,000	320,530
Chase Issuance Trust, Ser 2016-A4, Cl A 1.490%, 07/15/22	1,000,000	987,572
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7 2.368%, 05/20/20 (B)	295,000	299,091
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	1,000,000	1,030,731
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4 1.390%, 03/15/22	1,000,000	991,328
World Financial Network Credit Card Master Trust, Ser 2012-A, Cl A 3.140%, 01/17/23	1,000,000	1,024,912
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A 2.030%, 04/15/25	550,000	543,680

		6,451,432

MORTGAGE RELATED SECURITIES — 1.0%
BBCMS Trust, Ser 2013-TYSN, Cl A2 3.756%, 09/05/32 (A)	110,000	115,818
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2 1.091%, 05/25/37 (B)	328,042	323,881
Centex Home Equity, Ser 2006-A, Cl AV4 1.241%, 06/25/36 (B)	552,639	540,737

Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4 3.225%, 08/25/35 (B)	575,405	478,322
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2 1.331%, 01/25/36	523,928	519,524

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
MORTGAGE RELATED SECURITIES — continued
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4 1.141%, 07/25/36 (B)	$488,024	$476,968
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A1 1.221%, 12/25/35 (A) (B)	433,280	432,769
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A2C 1.321%, 12/25/35 (B)	474,680	474,132
Nomura Home Equity Loan Trust, Ser 2006-HE1, Cl M1 1.401%, 02/25/36 (B)	567,637	554,957

		3,917,108

OTHER ASSET-BACKED SECURITIES — 2.0%
Asset Backed Funding Certificates, Ser 2016-OPT1, Cl A2 1.131%, 09/25/36	591,542	555,115
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A 4.000%, 10/28/64	120,000	124,910
CIT Education Loan Trust, Ser 2007-1, Cl A 1.087%, 03/25/42 (A) (B)	98,948	92,940
Home Partners of America Trust, Ser 2016-1, Cl A 2.563%, 03/17/33 (A) (B)	236,805	238,737
Navient Student Loan Trust, Ser 2014-2, Cl A 1.622%, 03/25/83 (B)	337,454	332,426
Navient Student Loan Trust, Ser 2014-3, Cl A 1.602%, 03/25/83 (B)	340,283	335,425
Navient Student Loan Trust, Ser 2014-4, Cl A 1.602%, 03/25/83 (B)	192,121	189,348
Navient Student Loan Trust, Ser 2016-1A, Cl A 1.691%, 02/25/70 (A) (B)	282,201	277,309
Navient Student Loan Trust, Ser 2017-1A, Cl A3 1.920%, 07/25/66 (A) (B)	300,000	300,000

Navient Student Loan Trust, Ser 2017-3A, Cl A3 2.040%, 07/26/66	310,000	310,000
Nelnet Student Loan Trust, Ser 2008-3, Cl A4 2.575%, 11/25/24 (B)	278,921	285,046

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES — continued
Nelnet Student Loan Trust, Ser 2014-3A, Cl A 1.571%, 06/25/41 (A) (B)	$279,339	$275,737
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2 1.932%, 11/25/48 (A) (B)	300,000	293,100
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2 1.591%, 09/25/47 (A) (B)	255,951	253,776
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2 1.582%, 02/26/46 (A) (B)	287,425	286,700
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A 3.660%, 02/20/29 (A)	540,000	551,370
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1 1.612%, 05/25/35 (B)	352,747	352,334
SLC Student Loan Trust, Ser 2006-1, Cl A6 1.291%, 12/15/38 (B)	320,000	292,793
SLC Student Loan Trust, Ser 2006-2, Cl A5 0.855%, 09/15/26 (B)	256,622	255,614
SLM Student Loan Trust, Ser 2003-10A, Cl A3 4.050%, 12/15/27 (A) (B)	285,175	284,651
SLM Student Loan Trust, Ser 2004-5A, Cl A5 1.638%, 10/25/23 (A) (B)	116,018	116,162
SLM Student Loan Trust, Ser 2005-4, Cl A3 1.158%, 01/25/27 (B)	260,294	257,891
SLM Student Loan Trust, Ser 2005-6, Cl B 2.141%, 01/25/44 (B)	310,665	286,450
SLM Student Loan Trust, Ser 2006-8, Cl A6 1.198%, 01/25/41 (B)	410,000	380,756

SLM Student Loan Trust, Ser 2007-6, Cl A4 1.418%, 10/25/24 (B)	279,810	278,997
SLM Student Loan Trust, Ser 2008-5, Cl A4 2.738%, 07/25/23 (B)	239,211	244,641
SLM Student Loan Trust, Ser 2011-2, Cl A2 2.182%, 10/25/34 (B)	150,000	152,242

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES — continued
SLM Student Loan Trust, Ser 2014-1, Cl A3 1.591%, 02/26/29 (B)	$300,000	$294,280
SoFi Professional Loan Program, Ser 2015-D, Cl A2 2.720%, 10/27/36 (A)	289,532	292,017
Wachovia Student Loan Trust, Ser 2006-1, Cl A6 1.326%, 04/25/40 (A) (B)	310,000	279,952

		8,470,719

Total Asset-Backed Securities (Cost $22,268,674)		22,276,485

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FHLB 5.500%, 07/15/36	450,000	601,001
4.000%, 09/01/28	315,000	349,016
2.875%, 09/11/20	250,000	260,019
2.375%, 09/10/21	250,000	255,882
1.875%, 03/13/20	250,000	252,077
1.750%, 12/14/18	500,000	503,766
1.500%, 03/08/19	500,000	501,511
1.375%, 03/09/18	500,000	501,377
1.375%, 02/18/21	250,000	247,006
1.250%, 06/08/18	500,000	500,277
0.760%, 05/04/17 (D)	275,000	274,983
0.700%, 05/05/17 (D)	320,000	319,974
0.610%, 05/01/17 (D)	1,490,000	1,490,000
0.318%, 05/31/17 (D)	370,000	369,771

		6,426,660

FHLMC 2.375%, 01/13/22	250,000	255,001
FHLMC, Ser 2016-4639, Cl HZ 1.750%, 04/15/53	397,309	358,720

		613,721

FNMA 2.625%, 09/06/24	250,000	256,346
2.125%, 04/24/26	250,000	241,633
1.875%, 09/18/18	500,000	504,362
1.875%, 09/24/26	500,000	471,347
1.750%, 06/20/19	500,000	503,803
1.625%, 01/21/20	500,000	501,664
1.250%, 05/06/21	250,000	245,431
1.000%, 08/28/19	500,000	494,953

		3,219,539

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
	Face Amount	Value
Tennessee Valley Authority 3.500%, 12/15/42	$435,000	$441,241

Total U.S. Government Agency Obligations (Cost $10,885,347)		10,701,161

MUNICIPAL BONDS — 1.4%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB 3.163%, 09/15/25	285,000	288,625

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB 3.494%, 10/01/36	500,000	462,335

Wisconsin — 0.0%
Wisconsin State, Health & Educational Facilities Authority, RB 4.000%, 11/15/46	175,000	174,697

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB 3.289%, 11/15/31	250,000	233,370

West Virginia — 0.1%
West Virginia University, Ser B, RB 4.471%, 10/01/42	500,000	516,100

Massachusetts — 0.1%
Massachusetts State, GO 4.910%, 05/01/29	450,000	526,721

California — 0.6%
Anaheim, Housing & Public Improvements Authority, RB 2.712%, 10/01/28	400,000	375,296
California State, GO 2.193%, 04/01/47	400,000	400,744
Los Angeles, Wastewater System Revenue, RB 5.713%, 06/01/39	300,000	367,671
University of California, RB 4.601%, 05/15/31	250,000	276,530
3.552%, 05/15/39	500,000	472,435

MUNICIPAL BONDS — continued
	Face Amount	Value
California — continued
University of California, Regents Medical Center, Ser M, RB 2.859%, 05/15/30	$500,000	$471,920

		2,364,596

New York — 0.3%
New York & New Jersey, Port Authority, Ser 181, RB 4.960%, 08/01/46	500,000	577,160
New York State, Dormitory Authority, RB 5.500%, 03/15/30	125,000	147,959
New York State, Dormitory Authority, Ser C, RB 0.750%, 02/15/18	500,000	497,750

		1,222,869

Total Municipal Bonds (Cost $6,076,500)		5,789,313

Total Investments — 97.0% (Cost $409,144,716)		$406,909,605

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation
U.S. 2-Year Treasury Notes	47	Jun-2017	$6,086
U.S. 5-Year Treasury Notes	33	Jun-2017	27,271

			$33,357

For the period ended April 30, 2017, the total amount of all open forward futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
5/8/17-6/2/17	AUD	11,887,000	USD	9,099,394	$201,789
5/16/17-7/18/17	EUR	34,806,000	USD	37,188,495	(828,758)
6/7/17	USD	6,449,481	INR	434,250,000	276,624
7/27/17-7/31/17	USD	1,984,741	INR	128,526,000	(4,929)
6/19/17-9/6/17	JPY	2,362,400	USD	22,765,642	1,472,092
11/16/17-3/6/18	JPY	2,049,615	USD	18,293,088	(374,724)
6/30/17	USD	2,545,325	COP	1,698,750,000	(5,172)
9/29/17-10/10/17	KRW	10,870,000,000	USD	9,776,595	202,697
7/31/17	KRW	8,280,000,000	USD	7,128,099	(157,026)
9/6/17-9/7/17	USD	2,000,000	MXN	38,872,000	21,685

					$804,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2017
(unaudited)

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	$(127,794)	$124,026	$(3,768)
Citigroup	(64,133,351)	65,355,512	1,222,161
JPMorgan Chase Bank	(52,453,644)	52,039,529	(414,115)

			$804,278

For the period ended April 30, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by Fund at April 30, 2017, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Citibank	2.79%	3-Month USD - LIBOR	03/13/47	1,300,000	$—	$(82,177)	$—	$(82,177)
Citigroup	2.38%	USD LIBOR BBA	11/18/46	3,800,000	—	82,617	82,617	—
Goldman Sachs	1.53%	3-Month USD - LIBOR	09/16/26	19,800,000	—	1,131,424	1,131,424	—

					$—	$1,131,864	$1,214,041	$(82,177)

For the year ended April 30, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $423,856,863.

(1)	In U.S. dollars unless otherwise indicated.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Floating rate security — Rate disclosed is the rate in effect on April 30, 2017.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Banker’s Association

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MXN — Mexican Peso

MTN — Medium Term Note

PJSC — Private Joint Stock Company

PHP — Philippine Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

ZAR — South African Rand

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$105,816,152	$—	$105,816,152
Sovereign Debt	—	96,421,030	—	96,421,030
U.S. Treasury Obligations	—	83,112,777	—	83,112,777
Mortgage-Backed Securities	—	82,792,687	—	82,792,687
Asset-Backed Securities	—	22,276,485	—	22,276,485
U.S. Government Agency Obligations	—	10,701,161	—	10,701,161
Municipal Bonds	—	5,789,313	—	5,789,313

Total Investments in Securities	$—	$406,909,605	$—	$406,909,605

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$33,357	$—	$—	$33,357
Forwards Contracts *
Unrealized Appreciation	—	2,174,887	—	2,174,887
Unrealized Depreciation	—	(1,370,609)	—	(1,370,609)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,214,041	—	1,214,041
Unrealized Depreciation	—	(82,177)	—	(82,177)

Total Other Financial Instruments	$33,357	$1,936,142	$—	$1,969,499

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Global Public Equity Fund	Income Opportunities Fund
Assets:
Investments, at Value †	$994,673,012	$208,572,454
Foreign Currency, at Value ††	1,952,648	—
Cash	—	306,598
Cash Equivalents	22,705,825	2,408,598
Receivable for Investment Securities Sold	3,602,681	205,790
Dividends and Interest Receivable	1,425,359	1,162,591
Reclaims Receivable	848,984	12,764
Receivable for Capital Shares Sold	324,274	274,212
Unrealized Appreciation on Forward Foreign Currency Contracts	9,862	—
Prepaid Expenses	9,037	4,792
Unrealized Appreciation on Spot Foreign Currency Contracts	497	—
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	—	51,108

Total Assets	1,025,552,179	212,998,907

Liabilities:
Payable for Investment Securities Purchased	3,994,462	584,815
Investment Advisory Fees Payable — Note 6	544,959	53,778
Unrealized Depreciation on Forward Foreign Currency Contracts	287,072	—
Payable for Capital Shares Redeemed	94,456	122,305
Payable due to Administrator	54,355	11,466
Payable to Prime Broker	51,330	—
Shareholder Servicing Fees Payable	41,848	8,914
Chief Compliance Officer Fees Payable	10,760	2,352
Payable due to Trustees	10,314	2,367
Management Fees Payable — Note 6	8,227	1,736
Unrealized Depreciation on Spot Foreign Currency Contracts	4,875	—
Variation Margin Payable	—	3,781
Other Accrued Expenses	172,319	87,664

Total Liabilities	5,274,977	879,178

Net Assets	$1,020,277,202	$212,119,729

† Cost of Investments	$810,341,235	$210,187,303
†† Cost of Foreign Currency	1,932,577	—

NET ASSETS CONSIST OF:
Paid-in Capital	$826,361,845	$216,895,349
Undistributed Net Investment Income	1,720,601	12,906,076
Accumulated Net Realized Gain (Loss) on Investments, Futures and Foreign Currency Transactions	8,160,122	(15,998,152)
Net Unrealized Appreciation (Depreciation) on Investments	184,331,777	(1,614,849)
Net Unrealized Depreciation on Futures Contracts	—	(69,359)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	(297,143)	664

Net Assets	$1,020,277,202	$212,119,729

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	78,633,869	22,291,876

Net Asset Value, Offering and Redemption Price Per Share	$12.98	$9.52

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$458,936,521	$194,800,536	$406,909,605
Foreign Currency, at Value ††	606,449	252,070	268,380
Cash	—	—	131,067
Cash Equivalents	35,708,071	4,232,781	40,356,546
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	156,968,158	—	2,210,168
Receivable for Investment Securities Sold	12,588,192	703,187	12,631,075
Swap Contracts, at value	8,883,558	32,893	—
Dividends and Interest Receivable	403,706	505,079	2,822,012
Receivable for Capital Shares Sold	303,259	341,192	178,073
Purchased Option/Swaption Contracts, at Value †††	181,252	36,929	—
Reclaims Receivable	33,158	718	—
Variation Margin Receivable	20,076	22,637	703
Prepaid Expenses	6,620	4,831	—
Unrealized Appreciation on Spot Foreign Currency Contracts	4	366	56
Initial Margin for Futures Contracts	—	451,030	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	131,522	2,174,887

Total Assets	674,639,024	201,515,771	467,682,572

Liabilities:
Securities Sold Short, at Value †††††	128,514,103	—	—
Payable for Investment Securities Purchased	12,662,448	774,280	42,221,894
Swap Contracts, at Value ††††††	5,477,669	—	—
Written Option/Swaption Contracts, at Value ††††	2,518,318	31,967	—
Payable to Prime Broker	372,028	—	—
Investment Advisory Fees Payable — Note 6	307,309	76,808	94,018
Payable for Capital Shares Redeemed	184,173	53,679	93,600
Stock Loan Fees Payable	115,583	—	—
Dividends Payable on Securities Sold Short	68,965	—	—
Payable due to Administrator	28,368	10,932	22,965
Shareholder Servicing Fees Payable	21,930	8,389	15,872
Variation Margin Payable	9,520	13,789	2,717
Chief Compliance Officer Fees Payable	5,922	2,258	—
Payable due to Trustees	5,735	2,260	—
Management Fees Payable — Note 6	4,294	1,655	3,477
Unrealized Depreciation on Spot Foreign Currency Contracts	243	1,652	557
Unrealized Depreciation on Forward Foreign Currency Contracts	—	157,547	1,370,609
Other Accrued Expenses	134,979	107,135	—

Total Liabilities	150,431,587	1,242,351	43,825,709

Net Assets	$524,207,437	$200,273,420	$423,856,863

† Cost of Investments	$471,251,746	$203,646,333	$409,144,716
†† Cost of Foreign Currency	604,869	250,003	266,377
††† Cost of Purchased Option/Swaption Contracts	180,090	101,823	—
†††† Proceeds from Written Option/Swaption Contracts	2,544,694	67,207	—
††††† Proceeds from Securities Sold Short	127,698,981	—	—
†††††† Swap premiums received/paid	372,680	89	—

NET ASSETS CONSIST OF:
Paid-in Capital	$536,555,880	$223,513,556	$424,093,617
Undistributed (Distributions in Excess of) Net Investment Income	(1,924,289)	8,980,362	239,480
Accumulated Net Realized Loss on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures, Swaps and Foreign Currency Transactions	(723,563)	(23,225,785)	(237,518)
Net Unrealized (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions and Securities Sold Short	(13,102,809)	(8,875,451)	(2,235,111)
Net Unrealized Appreciation (Depreciation) on Futures Contracts	361,353	(53,404)	33,357
Net Unrealized Appreciation (Depreciation) on Swap Contracts	3,033,209	(47,864)	1,131,864
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	7,656	(17,994)	831,174

Net Assets	$524,207,437	$200,273,420	$423,856,863

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	53,411,527	24,986,311	42,455,502

Net Asset Value, Offering and Redemption Price Per Share	$9.81	$8.02	$9.98

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended April 30, 2017

STATEMENTS OF OPERATIONS (unaudited)

	Global Public Equity Fund	Income Opportunities Fund
Investment Income
Dividends	$8,711,763	$2,087,889
Income Distributions from Registered Investment Companies	728,379	2,496,795
Interest	66,478	1,799,760
Security Lending Income	51,837	—
Less: Foreign Taxes Withheld	(634,943)	(3,793)

Total Investment Income	8,923,514	6,380,651

Expenses
Investment Advisory Fees — Note 6	3,154,905	314,706
Administration Fees — Note 5	315,334	67,043
Shareholder Servicing Fees — Note 5	222,018	47,202
Management Fees — Note 6	47,238	10,043
Trustees’ Fees	32,861	6,895
Chief Compliance Officer Fees	19,231	4,046
Custodian Fees	215,867	22,733
Audit Fees	51,664	7,880
Legal Fees	35,774	7,644
Transfer Agent Fees	26,720	16,222
Printing Fees	18,694	3,851
Registration Fees	9,439	6,497
Insurance and Other Expenses	88,075	11,611

Total Expenses	4,237,820	526,373

Less:
Commission Recapture — Note 5	(2)	—
Fees Paid Indirectly — Note 5	(3)	(3)

Net Expenses	4,237,815	526,370

Net Investment Income	4,685,699	5,854,281

Net Realized Gain (Loss) on:
Investments	21,586,532	272,098
Capital Gain Distributions from Registered Investment Companies	(5,923)	(235,860)
Futures Contracts	—	219,699
Foreign Currency Transactions	534,690	(495,698)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	92,585,584	7,934,374
Futures Contracts	—	(242,714)
Swap Contracts	—	—
Foreign Currency Transactions	(544,482)	2,481

Net Realized and Unrealized Gain	114,156,401	7,454,380

Net Increase in Net Assets Resulting from Operations	$118,842,100	$13,308,661

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended April 30, 2017

STATEMENTS OF OPERATIONS (unaudited)

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Investment Income
Dividends	$1,086,065	$1,862,420	$—
Income Distributions from Registered Investment Companies	2,973,970	1,558,833	—
Interest	894,067	739,256	6,032,364
Less: Foreign Taxes Withheld	(109,908)	(5,858)	(63,396)

Total Investment Income	4,844,194	4,154,651	5,968,968

Expenses
Investment Advisory Fees — Note 6	1,625,345	449,040	542,470
Administration Fees — Note 5	167,127	64,925	133,807
Shareholder Servicing Fees — Note 5	117,654	45,699	94,208
Management Fees — Note 6	25,033	9,723	20,045
Trustees’ Fees	17,231	6,667	8,962
Chief Compliance Officer Fees	10,024	3,920	3,147
Dividend Expense on Securities Sold Short — Note 2	868,643	—	—
Stock Loan Fees — Note 2	737,952	—	—
Custodian Fees	232,885	35,421	30,348
Audit Fees	26,866	7,643	6,179
Transfer Agent Fees	20,478	16,341	11,582
Legal Fees	19,108	7,409	15,165
Printing Fees	9,364	3,750	3,047
Registration Fees	8,237	6,128	10,846
Deferred Offering Costs	—	—	31,629
Insurance and Other Expenses	31,977	5,411	30,184

Total Expenses	3,917,924	662,077	941,619

Less:
Fees Paid Indirectly — Note 5	(3)	(3)	(3)

Net Expenses	3,917,921	662,074	941,616

Net Investment Income	926,273	3,492,577	5,027,352

Net Realized Gain (Loss) on:
Investments	8,193,135	327,144	(2,801,898)
Capital Gain Distributions from Registered Investment Companies	633,776	—	—
Securities Sold Short	(7,543,226)	—	—
Futures Contracts	(319,517)	72,716	19,541
Swap Contracts	1,551,820	89,336	2,982
Purchased Option/Swaption Contracts	175,196	(19,595)	—
Written Option/Swaption Contracts	760,422	5,299	—
Foreign Currency Transactions	9,753	140,296	2,846,994

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,225,862	2,120,282	1,708,226
Securities Sold Short	(5,153,419)	—	—
Futures Contracts	418,045	(178,364)	33,357
Swap Contracts	(670,910)	(72,205)	849,033
Purchased Option/Swaption Contracts	76,290	(35,192)	—
Written Option/Swaption Contracts	(166,907)	54,545	—
Foreign Currency Transactions	28,270	(75,744)	(1,384,550)

Net Realized and Unrealized Gain	5,218,590	2,428,518	1,273,685

Net Increase in Net Assets Resulting from Operations	$6,144,863	$5,921,095	$6,301,037

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Six-Months ended April 30, 2017 (unaudited)	Year ended October 31, 2016	Six-Months ended April 30, 2017 (unaudited)	Year ended October 31, 2016
Operations:
Net Investment Income	$4,685,699	$10,037,206	$5,854,281	$9,406,795
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Futures Contracts and Foreign Currency Transactions	22,115,299	(8,470,577)	(239,761)	(12,156,424)
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	92,041,102	20,694,912	7,694,141	15,207,562

Net Increase in Net Assets Resulting from Operations	118,842,100	22,261,541	13,308,661	12,457,933

Dividends and Distributions from:
Net Investment Income	(9,525,431)	(11,255,805)	(4,771,698)	(7,902,475)
Net Realized Gains	—	(52,163,500)	—	(2,519,770)
Return of Capital	—	—	—	(607,464)

Total Dividends and Distributions	(9,525,431)	(63,419,305)	(4,771,698)	(11,029,709)

Capital Share Transactions:
Issued	67,569,478	119,454,414	18,850,817	36,718,720
Reinvestment of Dividends	9,508,912	63,419,304	4,760,343	11,029,708
Redeemed	(51,137,541)	(109,838,028)	(11,537,525)	(21,032,228)

Net Increase in Net Assets from Capital Share Transactions	25,940,849	73,035,690	12,073,635	26,716,200

Total Increase in Net Assets	135,257,518	31,877,926	20,610,598	28,144,424

Net Assets:
Beginning of Period	885,019,684	853,141,758	191,509,131	163,364,707

End of Period	$1,020,277,202	$885,019,684	$212,119,729	$191,509,131

Undistributed Net Investment Income	$1,720,601	$6,560,333	$12,906,076	$11,823,493

Shares Issued and Redeemed:
Issued	5,557,049	10,835,023	2,005,382	4,464,454
Reinvestment of Dividends	801,763	5,713,141	507,715	1,295,182
Redeemed	(4,182,375)	(9,740,237)	(1,230,907)	(2,459,453)

Net Increase in Shares Outstanding from Share Transactions	2,176,437	6,807,927	1,282,190	3,300,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Six-Months ended April 30, 2017 (unaudited)	Year ended October 31, 2016	Six-Months ended April 30, 2017 (unaudited)	Year ended October 31, 2016
Operations:
Net Investment Income	$926,273	$6,534,421	$3,492,577	$2,749,588
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	3,461,359	10,734,577	615,196	(9,601,756)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	1,757,231	(16,462,181)	1,813,322	13,892,256

Net Increase in Net Assets Resulting from Operations	6,144,863	806,817	5,921,095	7,040,088

Dividends and Distributions from:
Net Investment Income	(2,526,341)	(8,564,648)	(2,133,458)	(7,984)
Net Realized Gains	(9,680,166)	(18,290,297)	—	—
Return of Capital	—	—	—	(2,094,940)

Total Dividends and Distributions	(12,206,507)	(26,854,945)	(2,133,458)	(2,102,924)

Capital Share Transactions:
Issued	49,768,805	60,546,259	18,332,724	40,396,339
Reinvestment of Dividends	12,188,757	26,854,941	2,129,455	2,102,924
Redeemed	(20,079,386)	(53,097,628)	(9,495,096)	(15,250,140)

Net Increase in Net Assets from Capital Share Transactions	41,878,176	34,303,572	10,967,083	27,249,123

Total Increase in Net Assets	35,816,532	8,255,444	14,754,720	32,186,287

Net Assets:
Beginning of Period	488,390,905	480,135,461	185,518,700	153,332,413

End of Period	$524,207,437	$488,390,905	$200,273,420	$185,518,700

Undistributed (Distributions in Excess of) Net Investment Income	$(1,924,289)	$(324,221)	$8,980,362	$7,621,243

Shares Issued and Redeemed:
Issued	5,067,701	6,049,343	2,264,308	5,642,095
Reinvestment of Dividends	1,246,877	2,672,833	265,082	266,878
Redeemed	(2,046,138)	(5,269,967)	(1,173,910)	(2,058,746)

Net Increase in Shares Outstanding from Share Transactions	4,268,440	3,452,209	1,355,480	3,850,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Core Plus Bond Fund
	Six-Months ended April 30, 2017 (unaudited)	Period ended October 31, 2016*
Operations:
Net Investment Income	$5,027,352	$1,226,165
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	67,619	(233,717)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	1,206,066	(1,444,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,301,037	(452,334)

Dividends and Distributions from:
Net Investment Income	(4,915,224)	(1,170,233)

Total Dividends and Distributions	(4,915,224)	(1,170,233)

Capital Share Transactions:
Issued	37,955,434	403,469,038
Reinvestment of Dividends	4,910,615	1,169,745
Redeemed	(16,104,887)	(7,306,328)

Net Increase in Net Assets from Capital Share Transactions	26,761,162	397,332,455

Total Increase in Net Assets	28,146,975	395,709,888

Net Assets:
Beginning of Period	395,709,888	—

End of Period	$423,856,863	$395,709,888

Undistributed Net Investment Income	$239,480	$127,352

Shares Issued and Redeemed:
Issued	3,843,957	40,361,360
Reinvestment of Dividends	496,711	117,509
Redeemed	(1,631,653)	(732,382)

Net Increase in Shares Outstanding from Share Transactions	2,709,015	39,746,487

*	The Fund commenced operations on August 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2017 (unaudited) and year or period ended October 31,

For a share outstanding throughout the years or periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2017@	$11.58	$0.06	$1.46	$1.52	$(0.12)	$—	$—	$(0.12)	$12.98	13.26%	$1,020,277	0.90%	0.90%	0.99%	28%
2016	$12.25	$0.13	$0.12	$0.25	$(0.16)	$(0.76)	$—	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$—	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$—	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%
2012#	$10.00	$0.01	$0.21	$0.22	$—	$—	$—	$—	$10.22	2.20%	$551,126	1.11%	1.11%	0.56%	17%

Income Opportunities Fund
2017@	$9.12	$0.27	$0.35	$0.62	$(0.22)	$—	$—	$(0.22)	$9.52	6.85%	$212,120	0.52%	0.52%	5.82%	9%
2016	$9.22	$0.47	$—	$0.47	$(0.40)	$(0.14)	$(0.03)	$(0.57)	$9.12	5.72%	$191,509	0.58%	0.58%	5.44%	35%
2015	$10.91	$0.42	$(1.71)	$(1.29)	$(0.40)	$—	$—	$(0.40)	$9.22	(12.00)%	$163,365	0.54%	0.54%	4.16%	22%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$— **	$—	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$—	$—	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2017@	$9.94	$0.02	$0.09	$0.11	$(0.05)	$(0.19)	$—	$(0.24)	$9.81	1.17%	$524,207	1.56%‡	1.56%	0.37%	54%
2016	$10.51	$0.14	$(0.13)	$0.01	$(0.18)	$(0.40)	$—	$(0.58)	$9.94	0.18%	$488,391	1.58%‡	1.58%	1.37%	92%
2015	$10.45	$0.24	$0.29	$0.53	$(0.37)	$(0.10)	$—	$(0.47)	$10.51	5.16%	$480,135	1.78%‡	1.78%	2.33%	117%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$—	$—	$—	$9.97	(0.30)%	$312,444	1.38%‡	1.38%	(0.14)%	19%

Real Assets Fund
2017@	$7.85	$0.14	$0.12	$0.26	$(0.09)	$—	$—	$(0.09)	$8.02	3.28%	$200,273	0.68%	0.68%	3.59%	11%
2016	$7.75	$0.12	$0.07	$0.19	$— **	$—	$(0.09)	$(0.09)	$7.85	2.46%	$185,519	0.73%	0.73%	1.65%	36%
2015	$9.81	$0.15	$(2.04)	$(1.89)	$(0.05)	$—	$(0.12)	$(0.17)	$7.75	(19.43)%	$153,332	0.73%	0.73%	1.71%	55%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$—	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$—	$—	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

Core Plus Bond Fund
2017@	$9.96	$0.12	$0.02	$0.14	$(0.12)	$—	$—	$(0.12)	$9.98	1.42%	$423,857	0.47%	0.47%	2.51%	100%
2016##	$10.00	$0.03	$(0.04)	$(0.01)	$(0.03)	$—	$—	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

@	For the six-months ended April 30, 2017. All ratios for the period have been annualized.
#	The Funds commenced operations on August 30, 2012. All ratios for the period have been annualized.
##	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.92%, 0.94%, 0.96%, 0.63%, 0.67% and 0.84%, respectively.

Amounts designated as (“—“) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and collectively the “Funds”). The Global Public Equity Fund, Income Opportunities Fund and Public Alternative Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds is classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, the Global Public Equity Fund Fund had six fair valued securities which amounted to $62,531 and represented 0.0% of net assets and the Public Alternatives Fund had 5 fair valued securities which amounted to $326,145 and represented 0.1% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the six-month period ended April 30, 2017, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the six-month period ended April 30, 2017, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six-month period ended April 30, 2017, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Futures Contracts — The Income Opportunities Fund, Public Alternatives Fund and Real Assets Fund each utilized futures contracts during the six-month period ended April 30, 2017. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2017, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Public Alternatives Fund and Real Assets Fund had open option/swaption contracts as of April 30, 2017, as disclosed in the Funds’ Schedules of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest are shown on securities sold short as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The premium charged to a Fund is recorded as Stock Loan Fees on the Statements of Operations. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of April 30, 2017, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2017, the Public Alternatives Fund, Real Assets Fund and Core Plus Bond Fund each have entered into swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2017 the Public Alternatives Fund swap agreements were with four counterparties, Real Assets Fund swap agreements were with two counterparties and the Core Plus Bond Fund swap agreement was with one counterparty.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Funds. As of April 30, 2017, offering costs for the Core Plus Bond Fund have been fully amortized.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2017, was as follows:

	Asset Derivatives			Liability Derivatives
	Six Months Ended April 30, 2017			Six Months Ended April 30, 2017
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$370,891	*	Net Assets — Unrealized depreciation on futures contracts	$11,327	*
	Net Assets — Unrealized appreciation on swap contracts	8,510,878	†	Net Assets — Unrealized depreciation on swap contracts	5,477,669	†
	Purchased options, at Value	181,252		Written options, at Value	2,518,318
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	1,789	*	Net Assets — Unrealized depreciation on futures contracts	—	*

Total Derivatives not accounted for as hedging instruments		$9,064,810			$8,007,314

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

	Asset Derivatives			Liability Derivatives
	Six Months Ended April 30, 2017			Six Months Ended April 30, 2017
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Real Asset Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$131,522		Unrealized depreciation on forward foreign currency contracts	$157,547
	Purchased options/swaptions contracts, at Value	10,131		Written options/swaptions contracts, at Value	17,843
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	64,434	*	Net Assets — Unrealized depreciation on futures contracts	117,838	*
	Purchased options/swaptions contracts, at Value	26,798		Written options/swaptions contracts, at Value	14,124
	Net Assets — Unrealized appreciation on swap contracts	46,676	†	Net Assets — Unrealized depreciation on swap contracts	94,540	†

Total Derivatives not accounted for as hedging instruments		$279,561			$401,892

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,174,887		Unrealized depreciation on forward foreign currency contracts	$1,370,609
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	33,357	*	Net Assets — Unrealized depreciation on futures contracts	—	*
	Net Assets — Unrealized appreciation on swap contracts	1,214,041	†	Net Assets — Unrealized depreciation on swap contracts	82,177	†

Total Derivatives not accounted for as hedging instruments		$3,422,285			$1,452,786

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2017, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$(295,477)	$—	$1,551,820	$175,196	$760,422	$2,191,961
Interest rate contracts	(24,040)	—	—	—	—	(24,040)
Total	$(319,517)	$—	$1,551,820	$175,196	$760,422	$2,167,921

Real Assets Fund
Foreign exchange contracts	$—	$111,665	$—	$(56,114)	$(22,937)	$32,614
Interest rate contracts	72,716	—	89,336	36,519	28,236	226,807
Total	$72,716	$111,665	$89,336	$(19,595)	$5,299	$259,421

Core Plus Bond Fund
Foreign exchange contracts	$—	$4,825,160	$—	$—	$—	$4,825,160
Interest rate contracts	19,541	—	2,982	—	—	22,523
Total	$19,541	$4,825,160	$2,982	$—	$—	$4,847,683

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$416,256	$—	$(670,910)	$76,290	$(166,907)	$(345,271)
Interest rate contracts	1,789	—	—	—	—	1,789
Total	$418,045	$—	$(670,910)	$76,290	$(166,907)	$(343,482)

Real Assets Fund
Foreign exchange contracts	$—	$(79,713)	$—	$—	$—	$(79,713)
Interest rate contracts	(178,364)	—	(72,205)	(35,192)	54,545	(231,216)
Total	$(178,364)	$(79,713)	$(72,205)	$(35,192)	$54,545	$(310,929)

Core Plus bond Fund
Foreign exchange contracts	$—	$(1,412,916)	$—	$—	$—	$(1,412,916)
Interest rate contracts	33,357	—	849,033	—	—	882,390
Total	$33,357	$(1,412,916)	$849,033	$—	$—	$(530,526)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

Written option and swaption transactions entered into during the six-month period ended April 30, 2017 are summarized as follows:

Fund	Written Options		Swaptions
Public Alternatives Fund	Number of Contracts	Premium
Balance as of October 31, 2016	561	$2,091,707
Written	3,411	11,244,640
Closing buys	(3,294)	(10,791,653)
Balance as of April 30, 2017	678	$2,544,694

Real Assets Fund	Number of Contracts	Premium	Notional Amount	Premium
Balance as of October 31, 2016	—	$—	$11,540,000	$133,561
Written	220	74,725	7,855,000	58,950
Expired	—	—	(5,115,000)	(46,427)
Closing buys	(148)	(46,685)	(8,495,000)	(106,917)
Balance as of April 30, 2017	72	$28,040	$5,785,000	$39,167
The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of April 30, 2017:

Public Alternatives Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
Interest rate swaps**	$8,510,878	$(5,477,669)	$3,033,209	$—	$3,033,209
	$8,510,878	$(5,477,669)	$3,033,209	$—	$3,033,209

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount‡
Interest rate swaps**	$5,477,669	$(5,477,669)	$—	$—	$—
Short sales	128,514,103		128,514,103	(128,514,103)
	$133,991,772	$(5,477,669)	$128,514,103	$(128,514,103)	$—

**	Amounts presented represent net unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums received on fully funded total return swap contracts.
†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entitiy.

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-month period ended April 30, 2017, the Funds paid $315,334 in the Global Public Equity Fund, $67,043 in the Income Opportunities Fund, $167,127 in the Public Alternatives Fund, $64,925 in the Real Assets Fund and $133,807 in the Core Plus Bond Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $2, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six-month period ended April 30, 2017, the Funds earned credits of $3 each, which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statements of Operations.

BBH acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of April 30, 2017, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund
Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Chautauqua Capital Management, LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC
Driehaus Capital Management LLC — Emerging Markets Growth
Driehaus Capital Management LLC — International Small Cap Growth
Fairpointe Capital LLC
Harris Associates LP
LSV Asset Management — Global Concentrated
LSV Asset Management — Micro Cap
Marsico Capital Management LLC
Numeric Investors LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

Income Opportunities Fund
OFI SteelPath, Inc.
Strategic Income Management LLC

Public Alternatives Fund
AJO, LP
AJO Global Market Neutral
ClariVest Asset Management LLC
Numeric Investors LLC
Wells Fargo Portfolio Risk Advisors

Real Assets Fund
BlackRock Financial Management LLC
Kayne Anderson Capital Advisors LP

Core Plus Bond Fund
Franklin Advisers, Inc.
Loomis, Sayles & Company, L.P.
Metropolitan West Asset Management LLC
Prime Advisors, Inc.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the six-month period ended April 30, 2017, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$283,246,587	$261,051,628	$—	$—
Income Opportunities Fund	30,894,087	16,943,945	—	—
Public Alternatives Fund	231,599,423	225,434,769	—	—
Real Assets Fund	16,338,201	11,071,775	16,330,536	10,532,994
Core Plus Bond Fund	47,669,873	20,868,904	320,212,533	324,221,155

The cost of short sales and purchases to cover for the six-month period ended April 30, 2017, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$159,555,825	$139,106,399	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2016 and October 2015, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2016	$15,697,593	$47,721,712	—	$63,419,305
2015	17,766,015	48,893,876	—	66,659,891
Income Opportunities Fund
2016	$4,427,967	$5,994,277	$607,465	$11,029,709
2015	4,444,148	2,072,954	—	6,517,102
Public Alternatives Fund
2016	$22,307,358	$4,547,587	—	$26,854,945
2015	15,413,990	4,112,032	—	19,526,022
Real Assets Fund
2016	$7,984	$—	$2,094,940	$2,102,924
2015	808,988	—	2,151,671	2,960,659
Core Plus Bond Fund
2016	$1,170,233	$—	$—	$1,170,233

As of October 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$7,870,113	$—	$(9,128,637)	$86,170,402	$(313,190)	$84,598,688
Income Opportunities Fund	—	—	—	(13,302,654)	(9,929)	(13,312,583)
Public Alternatives Fund	4,766,438	4,913,263	—	(15,617,269)	(349,231)	(6,286,799)
Real Assets Fund	—	—	(17,208,152)	(8,513,256)	(1,306,365)	(27,027,773)
Core Plus Bond Fund	2,346,571	—	(198,329)	(1,553,614)	(2,217,195)	(1,622,567)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Global Public Equity Fund has $9,128,637 of short-term capital losses and $0 of long-term capital losses that may be carried forward indefinitely. The Real Assets Fund has $7,928,441 of short-term capital losses and $9,279,711 of long-term capital losses that may be carried forward indefinitely. The Core Plus Bond Fund has $198,329 of short-term capital losses and $0 of long-term capital losses that may be carried forward indefinitely.

During the year ended October 31, 2016, the Real Assets Fund utilized $4,516,036 of short-term capital losses and $7,280,763 of long-term capital losses to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at April 30, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$810,341,235	$207,494,550	$(23,162,773)	$184,331,777
Income Opportunities Fund	210,187,303	10,089,154	(11,704,003)	(1,614,849)
Public Alternatives Fund	471,251,746	17,057,359	(29,372,584)	(12,315,225)
Real Assets Fund	203,646,333	8,041,843	(16,887,640)	(8,845,797)
Core Plus Bond Fund	409,144,716	3,972,754	(6,207,865)	(2,235,111)

9. Securities Lending:

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

total asset value of the Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned by the Fund that might occur during the term of the loan would be for the account of the Fund.

As of April 30, 2017 the Funds did not have any securities lending agreements

10. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, the Real Assets Fund, and the Core Plus Bond Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

11. Other:

At April 30, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	99%
Income Opportunities Fund	1	99%
Public Alternatives Fund	1	100%
Real Assets Fund	1	99%
Core Plus Bond Fund	1	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,132.60	0.90%	$4.76
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,068.50	0.52%	$2.67
Hypothetical 5% Return	$1,000.00	$1,022.22	0.52%	$2.61
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$1,011.70	1.56%	$7.78
Hypothetical 5% Return	$1,000.00	$1,017.06	1.56%	$7.80
Real Assets Fund

Actual Fund Return	$1,000.00	$1,032.80	0.68%	$3.43
Hypothetical 5% Return	$1,000.00	$1,021.42	0.68%	$3.41
Core Plus Bond Fund

Actual Fund Return	$1,000.00	$1,014.20	0.47%	$2.35

Hypothetical 5% Return	$1,000.00	$1,022.46	0.47%	$2.36

* Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2017 to decide whether to renew the sub-advisory agreements (the “Agreements”) between Cornerstone Advisors, Inc. (the “Adviser”) and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table, for additional one-year terms:

Sub-Adviser	Fund
LSV Asset Management	Cornerstone Advisors Global Public Equity Fund
Thornburg Investment Management, Inc.	Cornerstone Advisors Global Public Equity Fund
Parametric Portfolio Associates LLC	Cornerstone Advisors Global Public Equity Fund
Strategic Income Management, LLC	Cornerstone Advisors Income Opportunities Fund

In preparation for the meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance attributable to the Sub-Advisers and overall performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Funds and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance history and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were provided to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contribution thereto, over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the Sub-Advisers’ performance for the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Sub-Advisers’ performance was satisfactory, or, where the Sub-Advisers’ performance was materially below the Funds’ benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2017

deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017